Registration No. 333-59404

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                     --------------------------------------


                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |_|

                Pre-Effective Amendment No.___                              |_|


                Post-Effective Amendment No. 5                              |X|
                                            ---


                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |_|

                Amendment No.___                                            |_|

                        (Check appropriate box or boxes)
                        --------------------------------

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234
                            -------------------------


                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                   -------------------------------------------

                  Please send copies of all communications to:

                             PETER E. PANARITES, ESQ
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007
                    ----------------------------------------

         Approximate Date of Proposed Public Offering: Continuous.

         It is proposed that this filing will become effective (check appropriate box):


[_]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[_]      On (date)  pursuant to paragraph (b) of Rule 485.

[_]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[X]      On May 1, 2004 pursuant to paragraph (b)(1) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

Retirement Investment Account(R)



PROSPECTUS DATED MAY 1, 2004

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for AXA Premier VIP Trust and EQ Advisors Trust which contain important information about their portfolios.


--------------------------------------------------------------------------------

ABOUT THE RETIREMENT INVESTMENT ACCOUNT(R)

The Retirement Investment Account(R) ("RIA") is an investment program that allows employer plan assets to accumulate on a tax-deferred basis. Thirty-two investment funds ("Funds") and a guaranteed interest option are available under RIA. The Funds and guaranteed interest option comprise the "investment options" covered by this prospectus. RIA is offered under a group annuity contract issued by The Equitable Life Assurance Society of the United States.



--------------------------------------------------------------------------------
Funds
--------------------------------------------------------------------------------
Pooled separate accounts
--------------------------------------------------------------------------------
o Alliance Balanced -- Separate         o Alliance Common Stock -- Separate
  Account No. 10                          Account No. 4
o Alliance Bond -- Separate             o Alliance Mid Cap Growth Fund --
  Account No. 13                          Separate Account No. 3
--------------------------------------------------------------------------------
Separate Account No. 66
--------------------------------------------------------------------------------
o AXA Premier VIP High Yield            o EQ/Evergreen Omega
o EQ/Alliance Growth and Income         o EQ/FI Mid Cap
o EQ/Alliance Intermediate Government   o EQ/FI Small/Mid Cap Value
  Securities                            o EQ/Janus Large Cap Growth
o EQ/Alliance International             o EQ/Lazard Small Cap Value
o EQ/Alliance Premier Growth            o EQ/Marsico Focus
o EQ/Alliance Quality Bond              o EQ/Mercury Basic Value Equity
o EQ/Alliance Small Cap Growth          o EQ/Mercury International Value
o EQ/Bernstein Diversified Value        o EQ/MFS Emerging Growth Companies
o EQ/Calvert Socially Responsible       o EQ/MFS Investors Trust
o EQ/Capital Guardian International     o EQ/Money Market
o EQ/Capital Guardian Research          o EQ/Putnam Growth & Income Value
o EQ/Capital Guardian U.S. Equity       o EQ/Putnam Voyager
o EQ/Emerging Markets Equity            o EQ/Technology(1)
o EQ/Equity 500 Index
--------------------------------------------------------------------------------



(1) Subject to shareholder approval, on or about May 14, 2004, we anticipate that the EQ/Technology investment option (the "replaced option"), which invests in a corresponding portfolio of EQ Advisors Trust, will be merged into the AXA Premier VIP Technology investment option (the "surviving option"), which invests in a corresponding portfolio of AXA Premier VIP Trust. The AXA Premier VIP Technology option will first become available under the contracts at the time that its interests replace interests in the EQ/Technology option. At that time, we will move the assets in the replaced option into the surviving option and all allocation elections to the replaced option will be considered allocations to the surviving option.


The Alliance Bond, Alliance Balanced, Alliance Common Stock, and Alliance Mid Cap Growth Funds are managed by Equitable Life. The Alliance Bond Fund is available only to employer plans that signed an agreement to allocate monies in the Alliance Bond Fund before June 1, 1994.


Separate Account No. 66 Funds invest in shares of a corresponding portfolio ("portfolio") of AXA Premier VIP Trust and EQ Advisors Trust (the "Trusts"). In each case, the Funds and the corresponding portfolios have the same name. You should read the prospectuses for each Trust and keep them for future reference.


GUARANTEED INTEREST OPTION. The guaranteed interest option credits interest daily and we guarantee principal.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2004, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our RIA service office or calling 1-800-967-4560. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Website at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The securities are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X00746

Contents of this prospectus

--------------------------------------------------------------------------------

RETIREMENT INVESTMENT ACCOUNT(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                                4
Who is Equitable Life?                                                        5
How to reach us                                                               6
RIA at a glance - key features                                                7

--------------------------------------------------------------------------------
FEE TABLE                                                                     9
--------------------------------------------------------------------------------

Examples                                                                     11

Condensed financial information                                              14



--------------------------------------------------------------------------------
1. RIA FEATURES AND BENEFITS                                                 15
--------------------------------------------------------------------------------
Investment options                                                           15
The Alliance Bond Fund                                                       15
The Alliance Balanced Fund                                                   15
The Alliance Common Stock Fund                                               16
The Alliance Mid Cap Growth Fund                                             16
Investment manager of the Alliance Bond, Alliance
  Balanced, Alliance Common Stock and
  Alliance Mid Cap Growth Funds                                              17

Funds investing in the Trusts                                                17

Risks of investing in the Funds                                              20
Risk factors -- Alliance Bond, Alliance Common Stock,
     Alliance Mid Cap Growth and Alliance Balanced Funds                     20
Change of investment objectives                                              21
Guaranteed interest option                                                   21



--------------------------------------------------------------------------------
2. HOW WE VALUE YOUR ACCOUNT VALUE                                           22
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
3. TRANSFERS                                                                 23
--------------------------------------------------------------------------------
Transfers among investment options                                           23
Special rules applicable to the Alliance Bond Fund                           23
Disruptive transfer activity                                                 23



--------------------------------------------------------------------------------
4. ACCESS TO YOUR ACCOUNT VALUE                                              25
--------------------------------------------------------------------------------
Participant loans                                                            25
Choosing benefit payment options                                             25



----------------------

When we use the words "we," "us" and "our," we mean Equitable Life.


When we address the reader of this prospectus with words such as "you" and "your", we generally mean the employer or plan sponsor of the plans who use RIA as an investment vehicle, unless otherwise explained.


Further, the terms and conditions of the employer's plan govern the aspects of RIA available to plan participants. Accordingly, participants also should carefully consider the features of their employer's plan, which may be different from the features of RIA described in this prospectus.


2  Contents of this prospectus

--------------------------------------------------------------------------------
5. RIA                                                                       26
--------------------------------------------------------------------------------

Summary of plan choices of RIA                                               26

How to make contributions                                                    26
Selecting investment options                                                 26
Allocating program contributions                                             27




--------------------------------------------------------------------------------
6. DISTRIBUTIONS                                                             28
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
7. OPTIONAL PARTICIPANT RECORDKEEPING SERVICES                               30
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
8. CHARGES AND EXPENSES                                                      31
--------------------------------------------------------------------------------
Charges reflected in the unit values                                         31
Indirect expenses borne by the Funds                                         31
Charges which reduce the number of units                                     31
Participant recordkeeping services charge                                    32
Other billing arrangements                                                   32
Individual annuity charges                                                   32
General information on fees and charges                                      32



--------------------------------------------------------------------------------
9. TAX INFORMATION                                                           33
--------------------------------------------------------------------------------
Buying a contract to fund a retirement arrangement                           33
Tax aspects of contributions to a plan                                       33
Tax aspects of distributions from a plan                                     34
Certain rules applicable to plan loans                                       36
Impact of taxes to Equitable Life                                            37
Certain rules applicable to plans designed to comply
  with Section 404(c) of ERISA                                               37



--------------------------------------------------------------------------------
10. MORE INFORMATION                                                         38
--------------------------------------------------------------------------------
About changes or terminations                                                38
IRS disqualification                                                         38
About the separate accounts                                                  38

Combination of certain investment options                                    38
About the Trusts                                                             38

About the general account                                                    39
When we pay proceeds                                                         39
When transaction requests are effective                                      39
Voting rights                                                                39
About legal proceedings                                                      39

About our independent auditors                                               39
About the trustee                                                            39

Reports we provide and available information                                 39
Acceptance and responsibilities                                              40
About registered units                                                       40
Assignment and creditors' claims                                             40
Distribution of the contracts                                                40
Commissions and service fees we pay                                          41

--------------------------------------------------------------------------------
APPENDIX: CONDENSED FINANCIAL INFORMATION                                   I-1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

Below is an index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained. This index should help you locate more information on the terms used in this prospectus.


                                                           Page
   business day                                              22
   benefit payment options                                   25
   Code                                                       7
   contracts                                                 23
   contributions                                             26
   CWC                                                       31
   current rate                                              21
   disruptive transfer activity                              23
   DOL                                                       26
   ERISA                                                      7
   Equitable Life                                             5
   exclusive funding employer plan                           26
   financial professional                                    40
   Funds                                                  cover
   guaranteed interest option                             cover
   IRS                                                       33
   investment options                                     cover
   market timing                                             23
   Master Retirement Trust                                   26
   minimum rate                                              21
   optional participant recordkeeping service                30
   PRS                                                        7
   partial funding employer plan                             26
   participant-directed plans                                23
   portfolios                                             cover
   QDRO                                                      40
   RIA                                                    cover
   SAI                                                    cover
   separate accounts                                         38
   Trusts                                             cover, 38
   trustee-directed plans                                    23
   unit                                                      22
   unit value                                                22



4  Index of key words and phrases

Who is Equitable Life?

--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). The sole shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.31 billion in assets as of December 31, 2003. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."



                                                       Who is Equitable Life?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transfers" later in this prospectus).

You can reach us to obtain:

o Participation agreements, or enrollment or other forms used in RIA

o Unit values and other values under your plan

o Any other information or materials that we provide in connection with RIA


INFORMATION ON JOINING RIA


--------------------------------------------------------------------------------
BY PHONE:
--------------------------------------------------------------------------------
1-800-967-4560
or
(201) 583-2302
(9 a.m. to 5 p.m. Eastern time)
Fax: (201) 583-2304


--------------------------------------------------------------------------------
BY REGULAR MAIL:
--------------------------------------------------------------------------------
RIA Service Office
c/o Equitable Life
200 Plaza Drive, 1st floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
BY REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:
--------------------------------------------------------------------------------
RIA Service Office
c/o Equitable Life
200 Plaza Drive, 1st floor
Secaucus, NJ 07094


INFORMATION ONCE YOU JOIN RIA


--------------------------------------------------------------------------------
BY REGULAR MAIL: (CORRESPONDENCE):
--------------------------------------------------------------------------------
Equitable Life
200 Plaza Drive, 1st floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
FOR CONTRIBUTION CHECKS ONLY:
--------------------------------------------------------------------------------
Equitable Life
RIA/EPP
P.O. Box 13503
Newark, NJ 07188


--------------------------------------------------------------------------------
FOR OVERNIGHT DELIVERY FOR CONTRIBUTION CHECKS ONLY:
--------------------------------------------------------------------------------
Bank One, N.A.
Processing Center
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13503
Secaucus, NJ 07094


BY PHONE: 1-800-967-4560 (service consultants are available weekdays 9 a.m. to 5 p.m. Eastern time).

To obtain pre-recorded Fund unit values, call 1-800-967-4560.

No person is authorized by Equitable Life to give any information or make any representations other than those contained in this prospectus and the SAI, or in other printed or written material issued by Equitable Life. You should not rely on any other information or representation.


6  Who is Equitable Life?

RIA at a glance -- key features

--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Employer               RIA is an investment program designed for employer plans that qualify for tax-favored treatment under Section
plan                   401(a) of the Internal Revenue Code of 1986, as amended ("Code"). Eligible employer plans include defined
arrangements           benefit plans, defined contribution plans or profit-sharing plans, including 401(k) plans. These employer
that                   plans generally also must meet the requirements of the Employee Retirement Income Security Act of 1974, as
use the                amended ("ERISA").
RIA contract
                       Employer plan arrangements chose RIA:

                       o As the exclusive funding vehicle for an employer plan. If you chose this option, the annual amount of plan contributions must be at least $10,000.

                       o As a partial investment funding vehicle for an employer plan. Under this option, the aggregate amount of contributions in the initial participation year were at least $50,000, and the annual aggregate amount of contributions thereafter must be at least $25,000. The guaranteed interest option is not available. Also, a partial funding agreement was completed.
------------------------------------------------------------------------------------------------------------------------------------
RIA features           o 33 investment options. The maximum number of active investment options that may be selected at any time is 25.

                       o Benefit distribution payments.

                       o Optional Participant Recordkeeping Services ("PRS"), which includes participant-level recordkeeping and making benefit payments.

                       o Available for trustee-directed or participant-directed plans.
                       -------------------------------------------------------------------------------------------------------------
                       A participant-directed employer plan, is an employer plan that permits investment direction by plan participants for contribution allocations or transfers among investment options. A  trustee-directed employer plan, is an employer plan that permits those same types of investment decisions only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.
                       -------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Contributions          o Can be allocated to any one investment option or divided among them.

                       o May be made by check or wire transfer.

                       o Are credited on the day of receipt if accompanied by properly completed forms.
------------------------------------------------------------------------------------------------------------------------------------
Transfers among        o Generally, amounts may be transferred among the investment options.
investment options
                       o There is no charge for transfers and no tax liability.

                       o Transfers to the Alliance Bond Fund and from the guaranteed interest option may be subject to limitations.
------------------------------------------------------------------------------------------------------------------------------------
Professional           The Funds are managed by professional investment advisers.
investment management
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed             The guaranteed interest option pays interest at guaranteed rates and provides guarantees of principal.
options
------------------------------------------------------------------------------------------------------------------------------------
Tax considerations     o On earnings                  No tax until you make withdrawals under the plan.

                       o On transfers                 No tax on internal transfers among the investment options.
                       -------------------------------------------------------------------------------------------------------------
                       Because you are enrolling in an annuity contract that funds a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus.)
------------------------------------------------------------------------------------------------------------------------------------



                                               RIA at a glance -- key features 7

------------------------------------------------------------------------------------------------------------------------------------
Charges and expenses   o Ongoing operations fee assessed against assets invested in investment options including any outstanding loan balance.

                       o Investment management and financial accounting fees and other expenses charged on a Fund-by-Fund basis, as applicable.

                       o No sales charges deducted from contributions, but contingent withdrawal charges may apply for non-benefit distributions.

                       o Charges of the Trusts' portfolios for management fees and other expenses, and 12b-1 fees.

                       o Administrative fee if you purchase an annuity payout option.

                       o Participant recordkeeping (optional) charge per participant annual fee of $25.00.

                       o Loan fee of 1% of loan principal amount at the time the plan loan is made.

                       o Administrative charge for certain Funds of Separate Account No. 66.

                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.
------------------------------------------------------------------------------------------------------------------------------------
Benefit                o Lump sum.
payment
options                o Installments on a time certain or dollar certain basis.

                       o Variety of fixed annuity benefit payout options as available under an employer's plan.
------------------------------------------------------------------------------------------------------------------------------------
Additional             o Participant loans (if elected by your employer; some restrictions apply).
features
                       o Quarterly reports showing:

                         o transactions in the investment options during the quarter for the employer plan;

                         o the number of units in the Funds credited to the employer plan; and

                         o the unit values and/or the balances in all of the investment options as of the end of the quarter.

                       o Automatic confirmation notice to employer/trustee following the processing of an investment option transfer.

                       o Annual and semiannual report of the Funds.
------------------------------------------------------------------------------------------------------------------------------------


THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.


8 RIA at a glance -- key features

Fee table

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when enrolling in, owning, and surrendering the RIA contract. The tables reflect charges that affect plan balances participating in the Funds through the group annuity contract, as well as charges you will bear directly under your contract. The table also shows charges and expenses of the portfolios of each Trust that you will bear indirectly. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.


The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase an annuity payout option or take a loan from the contract. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. We deduct no sales loads from plan contributions, and there are no transfer or exchange fees when moving assets among the investment options. Charges for certain features shown in the fee table are mutually exclusive.

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions:
------------------------------------------------------------------------------------------------------------------------------------
Maximum contingent withdrawal charge (as a percentage of Fund assets)(1)                   6%

Administrative fee if you purchase an annuity payout option                                $175

Loan fee (as a percentage of amount withdrawn as loan principal at the time the            1%
loan is made)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying
Trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from the Funds expressed as an annual percentage of daily net assets:
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual ongoing operations fee (as an annual percentage of daily net              1.25%
Fund assets)(2)

Administrative charge (applies only to certain Funds(3) in Separate Account No. 66)(4)   0.05%

Investment management and accounting fees (applies only to the Alliance Bond             0.50%
Fund, Alliance Balanced Fund, Alliance Common Stock Fund and Alliance Mid Cap
Growth Fund.)(4)

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct at the end of each month
------------------------------------------------------------------------------------------------------------------------------------
Annual Optional Participant Recordkeeping Services Fee(5)                                $25 per plan participant
------------------------------------------------------------------------------------------------------------------------------------


A proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option of the Trusts to which plan balances are allocated also applies. The table below shows the lowest and highest total operating expenses (as of December 31, 2003) charged by any of the portfolios. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concern- ing each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.



-----------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of average daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2003 (expenses that are deducted                      Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or                   -------    -------
other expenses)                                                                                      0.31%      2.28%



                                                                     Fee table 9

This table shows the fees and expenses for 2003 as an annual percentage of each Portfolio's daily average net assets.



--------------------------------------------------------------------------------
                                               Separate
                                               Account
                                                Annual
                                               Expense
                                              Administra-
                                                 tive
Portfolio Name                              Charge (3)(4)
--------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
AXA Premier VIP High Yield                     0.05%
AXA Premier VIP Technology*                      --
--------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Alliance Growth and Income                  0.05%
EQ/Alliance Intermediate Government
 Securities                                    0.05%
EQ/Alliance International                      0.05%
EQ/Alliance Premier Growth                       --
EQ/Alliance Quality Bond                       0.05%
EQ/Alliance Small Cap Growth                   0.05%
EQ/Bernstein Diversified Value                   --
EQ/Calvert Socially Responsible                  --
EQ/Capital Guardian International                --
EQ/Capital Guardian Research                     --
EQ/Capital Guardian U.S. Equity                  --
EQ/Emerging Markets Equity                       --
EQ/Equity 500 Index                            0.05%
EQ/Evergreen Omega                               --
EQ/FI Mid Cap                                    --
EQ/FI Small/Mid Cap Value                        --
EQ/Janus Large Cap Growth                        --
EQ/Lazard Small Cap Value                        --
EQ/Marsico Focus                                 --
EQ/Mercury Basic Value Equity                    --
EQ/Mercury International Value                   --
EQ/MFS Emerging Growth Companies                 --
EQ/MFS Investors Trust                           --
EQ/Money Market                                0.05%
EQ/Putnam Growth & Income Value                  --
EQ/Putnam Voyager                                --
EQ/Technology*                                   --
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                       Trust Related Expenses
                                                                               Total Annual    Fee Waivers    Net Total
                                                                                Expenses        and/or          Annual
                                                                                 Before         Expense        Expenses
                                   Management                      Other        Expense        Reimburse-    After Expense
 Portfolio Name                      Fees(6)     12b-1 Fees(7)   Expenses(8)   Limitation       ments(9)      Limitations
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield           0.59%         0.00%            0.16%         0.75%              --          0.75%
AXA Premier VIP Technology*          1.20%         0.25%            0.83%         2.28%           (0.43)%        1.85%
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income        0.57%         0.00%            0.06%         0.63%              --          0.63%
EQ/Alliance Intermediate Government
 Securities                          0.49%         0.00%            0.08%         0.57%              --          0.57%
EQ/Alliance International            0.74%         0.00%            0.13%         0.87%           (0.02)%        0.85%
EQ/Alliance Premier Growth           0.90%         0.25%            0.05%         1.20%           (0.04)%        1.16%
EQ/Alliance Quality Bond             0.52%         0.00%            0.06%         0.58%              --          0.58%
EQ/Alliance Small Cap Growth         0.75%         0.00%            0.07%         0.82%              --          0.82%
EQ/Bernstein Diversified Value       0.64%         0.25%            0.06%         0.95%            0.00%         0.95%
EQ/Calvert Socially Responsible      0.65%         0.25%            0.55%         1.45%           (0.40)%        1.05%
EQ/Capital Guardian International    0.85%         0.25%            0.21%         1.31%           (0.11)%        1.20%
EQ/Capital Guardian Research         0.65%         0.25%            0.07%         0.97%           (0.02)%        0.95%
EQ/Capital Guardian U.S. Equity      0.65%         0.25%            0.07%         0.97%           (0.02)%        0.95%
EQ/Emerging Markets Equity           1.15%         0.25%            0.40%         1.80%            0.00%         1.80%
EQ/Equity 500 Index                  0.25%         0.00%            0.06%         0.31%              --          0.31%
EQ/Evergreen Omega                   0.65%         0.25%            0.25%         1.15%           (0.20)%        0.95%
EQ/FI Mid Cap                        0.70%         0.25%            0.08%         1.03%           (0.03)%        1.00%
EQ/FI Small/Mid Cap Value            0.75%         0.25%            0.10%         1.10%            0.00%         1.10%
EQ/Janus Large Cap Growth            0.90%         0.25%            0.09%         1.24%           (0.09)%        1.15%
EQ/Lazard Small Cap Value            0.75%         0.25%            0.10%         1.10%            0.00%         1.10%
EQ/Marsico Focus                     0.90%         0.25%            0.07%         1.22%           (0.07)%        1.15%
EQ/Mercury Basic Value Equity        0.60%         0.25%            0.07%         0.92%            0.00%         0.92%
EQ/Mercury International Value       0.85%         0.25%            0.16%         1.26%           (0.01)%        1.25%
EQ/MFS Emerging Growth Companies     0.65%         0.25%            0.07%         0.97%              --          0.97%
EQ/MFS Investors Trust               0.60%         0.25%            0.11%         0.96%           (0.01)%        0.95%
EQ/Money Market                      0.33%         0.00%            0.06%         0.39%              --          0.39%
EQ/Putnam Growth & Income Value      0.60%         0.25%            0.10%         0.95%            0.00%         0.95%
EQ/Putnam Voyager                    0.65%         0.25%            0.13%         1.03%           (0.08)%        0.95%
EQ/Technology*                       0.90%         0.25%            0.09%         1.24%           (0.09)%        1.15%
------------------------------------------------------------------------------------------------------------------------------------




* The EQ/Technology investment option will be merged into the AXA Premier VIP Technology investment option. See "Combination of certain investment options" later in this prospectus.



Notes:

(1) The contingent withdrawal charge is waived in certain circumstances. The charge reduces to 2% of the amount withdrawn in the ninth participation year and cannot be imposed after the ninth anniversary of a plan's participation in RIA.

(2) The annual ongoing operations fee is deducted monthly and applied on a decremental scale, declining to 0.50% on the account value over $1,000,000, except for plans that adopted RIA before February 9, 1986.

(3)  The Funds that have an Administrative charge are:

     EQ/Alliance Growth and Income, EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Alliance Quality Bond, EQ/Alliance Small Cap Growth, EQ/Equity 500 Index, AXA Premier VIP High Yield and EQ/Money Market.

(4) The Fund annual expenses and the Trusts' annual expenses (if applicable) are reflected in the unit value.

(5)  We deduct this fee on a monthly basis at the rate of $2.08 per participant.

(6) The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders. See footnote (9) for any expense limitation agreement information.


(7) The Class IB/B shares of each Trust are subject to fees imposed under a distribution plan adopted by each Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.



10 Fee table

(8) The amount shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (9) for any expense limitation agreement information.


(9) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A"--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. Equitable Life, the manager of the AXA Premier VIP Trust and the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2005. Under these Agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:




     -------------------------------------------------
     Portfolio Name
     -------------------------------------------------
     AXA Premier VIP Technology*         1.70%
     -------------------------------------------------
     EQ/Alliance Growth and Income       0.60%
     -------------------------------------------------
     EQ/Alliance Premier Growth          1.15%
     -------------------------------------------------
     EQ/Alliance Small Cap Growth        0.78%
     -------------------------------------------------
     EQ/Calvert Socially Responsible     1.00%
     -------------------------------------------------
     EQ/Capital Guardian International   1.18%
     -------------------------------------------------
     EQ/Capital Guardian Research        0.93%
     -------------------------------------------------
     EQ/Capital Guardian U.S. Equity     0.93%
     -------------------------------------------------
     EQ/Emerging Markets Equity          1.78%
     -------------------------------------------------
     EQ/Evergreen Omega                  0.84%
     -------------------------------------------------
     EQ/FI Mid Cap                       0.88%
     -------------------------------------------------
     EQ/FI Small/Mid Cap Value           1.04%
     -------------------------------------------------
     EQ/Lazard Small Cap Value           1.00%
     -------------------------------------------------
     EQ/Marsico Focus                    1.10%
     -------------------------------------------------
     EQ/Mercury Basic Value Equity       0.91%
     -------------------------------------------------
     EQ/Mercury International Value      1.18%
     -------------------------------------------------
     EQ/MFS Emerging Growth Companies    0.96%
     -------------------------------------------------
     EQ/MFS Investors Trust              0.94%
     -------------------------------------------------
     EQ/Putnam Growth & Income Value     0.93%
     -------------------------------------------------
     EQ/Putnam Voyager                   0.93%
     -------------------------------------------------
     EQ/Technology*                      1.01%
     -------------------------------------------------




     * The EQ/Technology investment option will be merged into the AXA Premier VIP Technology investment option. See "Combination of certain investment options" later in this prospectus.



EXAMPLES


These examples are intended to help you compare the cost of investing in the RIA(SM) contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.

The examples below show the expenses (which expenses, including the Optional Participants Recordkeeping Services fee, are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. For purposes of the two sets of examples below, the ongoing operations fee is computed by reference to the actual aggregate annual ongoing operations fee as a percentage of total assets by employer plans in the RIA annuity contract other than corporate plans, resulting in an estimated ongoing operations fee of $82.35 per $10,000 or $8.23 per $1,000, as applicable. The examples reflect the $25 annual charge for the Optional Participant Recordkeeping Services.

We assume there is no waiver of the withdrawal charge and that no loan has been taken. The charges used in the examples are the maximum expenses rather than the lower current expenses. The guaranteed interest option is not covered by the fee table and examples. However, the ongoing operations fee, the withdrawal charge, the loan fee, the Optional Participant Recordkeeping Services fee, and the administrative fee if you purchase an annuity payout option do apply to amounts in the guaranteed interest option. These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



                                                                    Fee table 11

Separate Account No. 66 example:


This example assumes that you invest $10,000 in variable investment Funds of Separate Account No. 66 under the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the available portfolios of each Trust. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



12 Fee table

-------------------------------------------------------------------------------------------------------
                                                    If you surrender your contract at the end of the
                                                                 applicable time period
-------------------------------------------------------------------------------------------------------
                                                  1 year      3 years       5 years        10 years
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield                       $ 734.78     $   905.34   $ 1,076.76     $ 1,283.79
AXA Premier VIP Technology*                      $ 734.78     $   905.34   $ 1,076.76     $ 1,283.79
-------------------------------------------------------------------------------------------------------
EQ ADVISOR TRUST:
-------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    $ 801.34     $ 1,111.31   $ 1,431.16     $ 2,069.50
EQ/Alliance Intermediate Government Securities   $ 795.47     $ 1,093.25   $ 1,400.30     $ 2,002.29
EQ/Alliance International                        $ 824.84     $ 1,183.31   $ 1,553.82     $ 2,334.34
EQ/Alliance Premier Growth                       $ 852.24     $ 1,266.86   $ 1,695.35     $ 2,635.37
EQ/Alliance Quality Bond                         $ 796.45     $ 1,096.27   $ 1,405.45     $ 2,013.52
EQ/Alliance Small Cap Growth                     $ 819.94     $ 1,168.34   $ 1,528.37     $ 2,279.69
EQ/Bernstein Diversified Value                   $ 827.77     $ 1,192.29   $ 1,569.07     $ 2,367.00
EQ/Calvert Socially Responsible                  $ 876.72     $ 1,341.04   $ 1,820.29     $ 2,897.08
EQ/Capital Guardian International                $ 863.01     $ 1,299.54   $ 1,750.49     $ 2,751.34
EQ/Capital Guardian Research                     $ 829.73     $ 1,198.27   $ 1,579.22     $ 2,388.72
EQ/Capital Guardian U.S. Equity                  $ 829.73     $ 1,198.27   $ 1,579.22     $ 2,388.72
EQ/Emerging Markets Equity                       $ 910.98     $ 1,444.23   $ 1,992.97     $ 3,252.52
EQ/Equity 500 Index                              $ 770.02     $ 1,014.75   $ 1,265.65     $ 1,706.36
EQ/Evergreen Omega                               $ 847.35     $ 1,251.97   $ 1,670.20     $ 2,582.24
EQ/FI Mid Cap                                    $ 835.60     $ 1,216.19   $ 1,609.63     $ 2,453.62
EQ/FI Small/Mid Cap Value                        $ 842.46     $ 1,237.07   $ 1,645.00     $ 2,528.83
EQ/Janus Large Cap Growth                        $ 856.16     $ 1,278.75   $ 1,715.43     $ 2,677.69
EQ/Lazard Small Cap Value                        $ 842.46     $ 1,237.07   $ 1,645.00     $ 2,528.83
EQ/Marsico Focus                                 $ 854.20     $ 1,272.80   $ 1,705.40     $ 2,656.55
EQ/Mercury Basic Value Equity                    $ 824.84     $ 1,183.31   $ 1,553.82     $ 2,334.34
EQ/Mercury International Value Equity            $ 858.12     $ 1,284.69   $ 1,725.46     $ 2,698.79
EQ/MFS Emerging Growth Companies                 $ 829.73     $ 1,198.27   $ 1,579.22     $ 2,388.72
EQ/MFS Investors Trust                           $ 828.75     $ 1,195.28   $ 1,574.15     $ 2,377.87
EQ/Money Market                                  $ 777.85     $ 1,038.95   $ 1,307.24     $ 1,798.24
EQ/Putnam Growth & Income Value                  $ 827.77     $ 1,192.29   $ 1,569.07     $ 2,367.00
EQ/Putnam Voyager                                $ 835.60     $ 1,216.19   $ 1,609.63     $ 2,453.62
EQ/Technology*                                   $ 856.16     $ 1,278.75   $ 1,715.43     $ 2,677.69
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                          If you annuitize at the end of the
                                                                applicable time period
--------------------------------------------------------------------------------------------------------
                                                  1 year      3 years      5 years       10 years
--------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield                       $ 286.47     $   519.62   $   767.35   $ 1,458.79
AXA Premier VIP Technology*                      $ 286.47     $   519.62   $   767.35   $ 1,458.79
--------------------------------------------------------------------------------------------------------
EQ ADVISOR TRUST:
--------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    $ 357.28     $   737.00   $ 1,138.11   $ 2,244.50
EQ/Alliance Intermediate Government Securities   $ 351.03     $   717.94   $ 1,105.82   $ 2,177.29
EQ/Alliance International                        $ 382.27     $   812.99   $ 1,266.44   $ 2,509.34
EQ/Alliance Premier Growth                       $ 411.43     $   901.17   $ 1,414.51   $ 2,810.37
EQ/Alliance Quality Bond                         $ 352.07     $   721.12   $ 1,111.21   $ 2,188.52
EQ/Alliance Small Cap Growth                     $ 377.07     $   797.19   $ 1,239.81   $ 2,454.69
EQ/Bernstein Diversified Value                   $ 385.40     $   822.46   $ 1,282.39   $ 2,542.00
EQ/Calvert Socially Responsible                  $ 437.46     $   979.46   $ 1,545.23   $ 3,072.08
EQ/Capital Guardian International                $ 422.88     $   935.67   $ 1,472.20   $ 2,926.34
EQ/Capital Guardian Research                     $ 387.48     $   828.78   $ 1,293.01   $ 2,563.72
EQ/Capital Guardian U.S. Equity                  $ 387.48     $   828.78   $ 1,293.01   $ 2,563.72
EQ/Emerging Markets Equity                       $ 473.91     $ 1,088.38   $ 1,725.90   $ 3,427.52
EQ/Equity 500 Index                              $ 323.96     $   635.09   $   964.96   $ 1,881.36
EQ/Evergreen Omega                               $ 406.22     $   885.46   $ 1,388.20   $ 2,757.24
EQ/FI Mid Cap                                    $ 393.73     $   847.69   $ 1,324.82   $ 2,628.62
EQ/FI Small/Mid Cap Value                        $ 401.02     $   869.74   $ 1,361.83   $ 2,703.83
EQ/Janus Large Cap Growth                        $ 415.60     $   913.72   $ 1,435.52   $ 2,852.69
EQ/Lazard Small Cap Value                        $ 401.02     $   869.74   $ 1,361.83   $ 2,703.83
EQ/Marsico Focus                                 $ 413.51     $   907.45   $ 1,425.02   $ 2,831.55
EQ/Mercury Basic Value Equity                    $ 382.27     $   812.99   $ 1,266.44   $ 2,509.34
EQ/Mercury International Value Equity            $ 417.68     $   920.00   $ 1,446.01   $ 2,873.79
EQ/MFS Emerging Growth Companies                 $ 387.48     $   828.78   $ 1,293.01   $ 2,563.72
EQ/MFS Investors Trust                           $ 386.44     $   825.62   $ 1,287.70   $ 2,552.87
EQ/Money Market                                  $ 332.29     $   660.63   $ 1,008.47   $ 1,973.24
EQ/Putnam Growth & Income Value                  $ 385.40     $   822.46   $ 1,282.39   $ 2,542.00
EQ/Putnam Voyager                                $ 393.73     $   847.69   $ 1,324.82   $ 2,628.62
EQ/Technology*                                   $ 415.60     $   913.72   $ 1,435.52   $ 2,852.69
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                              If you do not surrender your contract at the end of the
                                                               applicable time period
--------------------------------------------------------------------------------------------------------
                                                  1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------

AXA Premier VIP High Yield                       $ 111.47     $ 344.62      $   592.35     $ 1,283.79
AXA Premier VIP Technology*                      $ 111.47     $ 344.62      $   592.35     $ 1,283.79
--------------------------------------------------------------------------------------------------------
EQ ADVISOR TRUST:
--------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    $ 182.28     $ 562.00      $   963.11     $ 2,069.50
EQ/Alliance Intermediate Government Securities   $ 176.03     $ 542.94      $   930.82     $ 2,002.29
EQ/Alliance International                        $ 207.27     $ 637.99      $ 1,091.44     $ 2,334.34
EQ/Alliance Premier Growth                       $ 236.43     $ 726.17      $ 1,239.51     $ 2,635.37
EQ/Alliance Quality Bond                         $ 177.07     $ 546.12      $   936.21     $ 2,013.52
EQ/Alliance Small Cap Growth                     $ 202.07     $ 622.19      $ 1,064.81     $ 2,279.69
EQ/Bernstein Diversified Value                   $ 210.40     $ 647.46      $ 1,107.39     $ 2,367.00
EQ/Calvert Socially Responsible                  $ 262.46     $ 804.46      $ 1,370.23     $ 2,897.08
EQ/Capital Guardian International                $ 247.88     $ 760.67      $ 1,297.20     $ 2,751.34
EQ/Capital Guardian Research                     $ 212.48     $ 653.78      $ 1,118.01     $ 2,388.72
EQ/Capital Guardian U.S. Equity                  $ 212.48     $ 653.78      $ 1,118.01     $ 2,388.72
EQ/Emerging Markets Equity                       $ 298.91     $ 913.38      $ 1,550.90     $ 3,252.52
EQ/Equity 500 Index                              $ 148.96     $ 460.09      $   789.96     $ 1,706.36
EQ/Evergreen Omega                               $ 231.22     $ 710.46      $ 1,213.20     $ 2,582.24
EQ/FI Mid Cap                                    $ 218.73     $ 672.69      $ 1,149.82     $ 2,453.62
EQ/FI Small/Mid Cap Value                        $ 226.02     $ 694.74      $ 1,186.83     $ 2,528.83
EQ/Janus Large Cap Growth                        $ 240.60     $ 738.72      $ 1,260.52     $ 2,677.69
EQ/Lazard Small Cap Value                        $ 226.02     $ 694.74      $ 1,186.83     $ 2,528.83
EQ/Marsico Focus                                 $ 238.51     $ 732.45      $ 1,250.02     $ 2,656.55
EQ/Mercury Basic Value Equity                    $ 207.27     $ 637.99      $ 1,091.44     $ 2,334.34
EQ/Mercury International Value Equity            $ 242.68     $ 745.00      $ 1,271.01     $ 2,698.79
EQ/MFS Emerging Growth Companies                 $ 212.48     $ 653.78      $ 1,118.01     $ 2,388.72
EQ/MFS Investors Trust                           $ 211.44     $ 650.62      $ 1,112.70     $ 2,377.87
EQ/Money Market                                  $ 157.29     $ 485.63      $   833.47     $ 1,798.24
EQ/Putnam Growth & Income Value                  $ 210.40     $ 647.46      $ 1,107.39     $ 2,367.00
EQ/Putnam Voyager                                $ 218.73     $ 672.69      $ 1,149.82     $ 2,453.62
EQ/Technology*                                   $ 240.60     $ 738.72      $ 1,260.52     $ 2,677.69
--------------------------------------------------------------------------------------------------------



* The EQ/Technology investment option will be merged into the AXA Premier VIP Technology investment option. See "Combination of certain investment options" later in this prospectus.



                                                                    Fee table 13

Pooled separate account examples:

These examples assume that you invest $1,000* in the variable investment Funds of the Pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




------------------------------------------------------------------------------------------------------------------------------------
                                   If you surrender your contract                   If you annuitize at the end of the
                              at the end of the applicable time period                    applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                           1 year      3 years      5 years     10 years      1 year      3 years      5 years     10 years
------------------------------------------------------------------------------------------------------------------------------------
Alliance Balanced         $ 99.52     $ 168.76     $ 238.26     $ 396.20    $ 213.85     $ 292.03     $ 370.87     $ 571.20
Alliance Bond             $ 99.52     $ 168.76     $ 238.26     $ 396.20    $ 213.85     $ 292.03     $ 370.87     $ 571.20
Alliance Common Stock     $ 99.52     $ 168.76     $ 238.26     $ 396.20    $ 213.85     $ 292.03     $ 370.87     $ 571.20
Alliance Mid Cap Growth   $ 99.52     $ 168.76     $ 238.26     $ 396.20    $ 213.85     $ 292.03     $ 370.87     $ 571.20
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                If you do not surrender your contract
                               at the end of the applicable time period
--------------------------------------------------------------------------------
                                                                   10
                           1 year      3 years      5 years       years
--------------------------------------------------------------------------------
Alliance Balanced         $ 38.85     $ 117.03     $ 195.87     $ 396.20
Alliance Bond             $ 38.85     $ 117.03     $ 195.87     $ 396.20
Alliance Common Stock     $ 38.85     $ 117.03     $ 195.87     $ 396.20
Alliance Mid Cap Growth   $ 38.85     $ 117.03     $ 195.87     $ 396.20
--------------------------------------------------------------------------------




* Assuming an annuity payout option could be issued. Generally, the minimum amount that can be used to purchase any type of annuity is $3,500 (see "Access to your plan balances").


CONDENSED FINANCIAL INFORMATION

Please see the Appendix at the end of this prospectus for unit values and the number of units outstanding of each Fund available as of December 31, 2003.



FINANCIAL STATEMENTS OF THE FUNDS


Each of the Funds is, or is part of, one of our separate accounts as described in "About the separate accounts" under "More information" later in this prospectus. The financial statements of the Funds are contained in the SAI. The financial statements for the portfolios of each Trust are included in the SAI for each Trust.



14 Fee table

1. RIA features and benefits

--------------------------------------------------------------------------------

INVESTMENT OPTIONS
We offer 33 investment options under RIA, including the Funds and the guaranteed interest option. Each Fund has a different investment objective. The Funds try to meet their investment objectives by investing either in a portfolio of securities or by holding mutual fund shares. The maximum number of active investment options that can be available under any RIA annuity contract at any time is 25. We cannot assure you that any of the Funds will meet their investment objectives.

You can lose your principal when investing in the Funds. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market Fund.


THE ALLIANCE BOND FUND

OBJECTIVE

The Alliance Bond Fund (Separate Account No. 13) is available only to employer plans that signed an agreement to invest monies through the RIA annuity contract in the Alliance Bond Fund before June 1, 1994. The Alliance Bond Fund seeks to achieve maximum total return, consistent with investment quality, with less volatility than a long-term bond account, by investing primarily in publicly traded fixed-income securities, such as bonds, debentures and notes. The Fund maintains its own portfolio of securities. The Alliance Bond Fund is designed for participants who seek a greater rate of return than that normally provided by money market investments and less volatility than that experienced by long-term bond investments.

INVESTMENT STRATEGIES

The Alliance Bond Fund invests primarily in investment grade fixed-income securities including, but not limited to, the following: obligations issued or guaranteed by the U.S. Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities (such as the Federal National Mortgage Association); corporate debt securities; mortgage pass-through securities; collateralized mortgage obligations; asset-backed securities; zero coupon bonds; and equipment trust certificates. The Fund may also purchase 144A restricted securities. Investment grade securities are those rated within the four highest credit categories (AAA, AA, A or BBB) by Standard & Poor's Corp. ("S&P") or (Aaa, Aa, A or Baa) by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable investment quality as determined by our credit analysis. Bonds rated below A by S&P or Moody's are more susceptible to adverse economic conditions or changing circumstances than those rated A or higher, but we regard these lower-rated bonds as having an adequate capacity to pay principal and interest.


The weighted average duration of the Fund's total portfolio is expected to be close to that of the Lehman Intermediate Government/Credit Index. Duration is a principle used in selecting portfolio securities that indicates a particular fixed-income security's price volatility. Duration is measured by taking into account (1) all of the expected payments relating to that security and (2) the time in the future when each payment will be made, and then weighting all such times by the present value of the corresponding payments. The duration of a fixed-income security with interest payments occurring prior to its maturity is always shorter than its term to maturity (except in the case of a zero coupon security). In addition, given identical maturities, the lower the stated rate of interest of a fixed-income security, the longer its duration, and, conversely, the higher the stated rate of interest of a fixed-income security, the shorter its duration. We believe that the Alliance Bond Fund's policy of purchasing intermediate duration bonds significantly reduces the volatility of the Fund's unit price over that of a long-term bond account.


Additionally, the Alliance Bond Fund also may invest in high-quality money market securities, including, but not limited to, obligations of the U.S. Government, its agencies and instrumentalities; negotiable certificates of deposit; banker's acceptances or bank time deposits; repurchase agreements; master demand notes; and other money market instruments. For temporary or defensive purposes, the Alliance Bond Fund also may invest in money market securities without limitation.

Finally, the Alliance Bond Fund may purchase fixed-income securities and money market securities having adjustable rates of interest with periodic demand features. The Alliance Bond Fund also may purchase fixed-income securities and certain money market securities on a when-issued or delayed delivery basis.

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this Prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Bond Fund specifically.


THE ALLIANCE BALANCED FUND

OBJECTIVES

The Alliance Balanced Fund (Separate Account No. 10) seeks both appreciation of capital and current income by investing in a diversified portfolio of common stocks, other equity-type securities and longer-term fixed income securities. The Fund also seeks current income by investing in publicly traded debt securities and short-term money market instruments. The Fund maintains its own portfolio of securities.

INVESTMENT STRATEGIES

The Alliance Balanced Fund varies the portion of its assets invested in each type of security in accordance with our evaluation of economic conditions, the general level of common stock prices, anticipated interest rates and other relevant considerations, including our assessment of the risks associated with each investment medium.

In general, the Fund invests the greatest portion of its assets in equity securities. During each of the past ten years, the Fund invested


                                                   RIA features and benefits  15
between 43% and 86% of its assets in equity securities, including equity-type securities such as convertible preferred stocks or convertible debt instruments.


The Fund's investment in non-money market debt securities consists primarily of
(a) publicly traded securities issued or guaranteed by the United States Government or its agencies or instrumentalities and (b) corporate fixed-income securities, including, but not limited to, sovereign debt, bank obligations, notes, asset-backed securities, mortgage pass-through obligations, collateralized mortgage obligations, zero coupon bonds, and preferred stock. The Fund may also buy debt securities with equity features such as conversion or exchange rights, warrants for the acquisition of stock, or participations based on revenues, sales or profits. The Fund only invests in investment grade non-money market debt securities, i.e., those rated, at the time of acquisition, BBB or higher by S&P or Baa or higher by Moody's or, if unrated, are of comparable investment quality. The average maturity of the debt securities held by the Fund varies according to market conditions and the stage of interest rate cycles. The Fund may realize gains on debt securities when such actions are considered advantageous in light of existing market conditions.


The Fund also may invest (a) up to 10% of its total assets in restricted securities; (b) in foreign securities without substantial business in the United States; (c) in repurchase agreements; and (d) in money market securities. The Fund may also purchase and sell securities on a when-issued or delayed delivery basis.

Finally, the Fund may (a) invest in put and call options and (b) trade in stock index or interest rate futures, and foreign currency forward contracts, for hedging purposes only. In option transactions, the economic benefit will be offset by the cost of the option, while any loss would be limited to such cost. The Fund also enters into hedging transactions. These transactions are undertaken only when any required regulatory procedures have been completed and when economic and market conditions indicate that such transactions would serve the best interests of the Fund.

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Balanced Fund specifically.


THE ALLIANCE COMMON STOCK FUND

OBJECTIVE

The Alliance Common Stock Fund seeks to achieve long-term growth of capital by investing in the securities of companies that we believe will share in the growth of our nation's economy -- and those of other leading industrialized countries -- over a long period. The Fund maintains its own portfolio of securities.

INVESTMENT STRATEGIES

The Alliance Common Stock Fund (Separate Account No. 4) invests primarily in common stock. The Fund generally invests in securities of intermediate and large sized companies, but may invest in stocks of companies of any size. At times the Fund may invest its equity holdings in a relatively small number of issuers, provided that no investment when made causes more than 10% of the Fund's assets to be invested in the securities of one issuer.

The Alliance Common Stock Fund also may invest smaller amounts in other equity-type securities, such as convertible preferred stocks or convertible debt instruments. The Fund also may invest in non-equity investments, including non-participating and non-convertible preferred stocks, bonds and debentures. The Fund also may invest up to 15% of its total assets in foreign securities (securities of established foreign companies without substantial business in the United States).

The Alliance Common Stock Fund may make temporary investments in government obligations, short-term commercial paper and other money market instruments.

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Common Stock Fund specifically.


THE ALLIANCE MID CAP GROWTH FUND

OBJECTIVE

The Alliance Mid Cap Growth Fund (Separate Account No. 3) seeks to achieve long-term capital growth through a diversified portfolio of equity securities. The account will attempt to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.

INVESTMENT STRATEGIES

The Alliance Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invested at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund's investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States.

The Fund may also invest in convertible preferred stocks, convertible debt securities and short-term debt securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection, and implementing a "bottom up" stock selection approach, looking for companies with unique growth potential. Economic sector allocation will also be taken into consideration, and the account may often be concentrated in industries where research resources indicate there is high growth potential. The Fund is fully invested.


16  RIA features and benefits

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this Prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Mid Cap Growth Fund specifically. Note, however, that due to the Alliance Mid Cap Growth Fund's investment policies, this Fund provides greater growth potential and greater risk than the Alliance Bond, Alliance Common Stock and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.


INVESTMENT MANAGER OF THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE MID CAP GROWTH FUNDS

We manage the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. We currently use the personnel and facilities of Alliance Capital Management L.P. ("Alliance") for portfolio management, securities selection and transaction services. We are the majority-owners of Alliance, a limited partnership. We and Alliance are each registered investment advisers under the Investment Advisers Act of 1940, as amended.


Alliance acts as investment adviser to various separate accounts and general accounts of Equitable Life and other affiliated insurance companies. Alliance also provides investment management and advisory services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2003 Alliance had total assets under management of approximately $475 billion. Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.


The Investment Committee of our Board of Directors must authorize or approve the securities held in the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. Subject to the Investment Committee's broad supervisory authority, our investment officers and managers have complete discretion over the assets of these Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, we allocate investment opportunities among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.



FUNDS INVESTING IN THE TRUSTS

The Funds of Separate Account No. 66 invest in corresponding portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The investment results you will experience in any one of those Funds will depend on the investment performance of the corresponding portfolios. The table below shows the names of the corresponding portfolios, their investment objectives, and their advisers.



                                                   RIA features and benefits  17

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as Retirement Investment Account variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.





------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                   Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD       Seeks high total return through a combination of current  o Alliance Capital Management L.P.
                                 income and capital appreciation.                          o Pacific Investment Management Company
                                                                                             LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY*      Seeks long-term growth of capital.                        o Firsthand Capital Management, Inc.
                                                                                           o RCM Capital Management LLC
                                                                                           o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                   Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.                     o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with      o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES           relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH       Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with      o Alliance Capital Management L.P.
                                 moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                               o Alliance Capital Management L.P.,
                                                                                             through its Bernstein Investment
                                                                                             Research and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                     o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                                 and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.                   o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY       Seeks long-term capital appreciation.                     o Morgan Stanley Investment Management,
                                                                                             Inc.

------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              Seeks a total return before expenses that approximates    o Alliance Capital Management L.P.
                                 the total return performance of the S&P 500 Index,
                                 including reinvestment of dividends, at a risk level
                                 consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------



18 RIA features and benefits

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name              Objective                                                      Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA          Seeks long-term capital growth.                                o Evergreen Investment Management
                                                                                             Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP               Seeks long-term growth of capital.                             o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE   Seeks long-term capital appreciation.                          o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH   Seeks long-term growth of capital.                             o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE   Seeks capital appreciation.                                    o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS            Seeks long-term growth of capital.                             o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE      Seeks capital appreciation and secondarily, income.            o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL    Seeks capital appreciation.                                    o Merrill Lynch Investment Managers
 VALUE                                                                                       International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH      Seeks to provide long-term capital growth.                     o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST      Seeks long-term growth of capital with secondary objec-        o MFS Investment Management
                            tive to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET             Seeks to obtain a high level of current income, preserve       o Alliance Capital Management L.P.
                            its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME   Seeks capital growth. Current income is a secondary            o Putnam Investment Management, LLC
 VALUE                      objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER           Seeks long-term growth of capital and any increased            o Putnam Investment Management, LLC
                            income that results from this growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TECHNOLOGY*              Seeks to achieve long-term growth of capital.                  o Firsthand Capital Management, Inc.
                                                                                           o RCM Capital Management LLC
                                                                                           o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------




* The EQ/Technology investment option will be merged into the AXA Premier VIP Technology investment option. See "Combination of certain investment options" later in this prospectus.

You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing.



                                                    RIA features and benefits 19

RISKS OF INVESTING IN THE FUNDS

All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations. Both the financial and market risks of an investment in the Alliance Bond Fund are expected to be less than those for the Alliance Common Stock, Alliance Balanced and Alliance Mid Cap Growth Funds.


The risk factors associated with an investment in the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds. See the prospectus for each Trust for risk factors and investment techniques associated with the portfolios in which the other Funds invest.


RISK FACTORS -- ALLIANCE BOND, ALLIANCE COMMON STOCK, ALLIANCE MID CAP GROWTH AND ALLIANCE BALANCED FUNDS

COMMON STOCK. Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund's investments -- and, therefore, the value of the Fund's units -- to fluctuate.

SECURITIES OF MEDIUM AND SMALLER SIZED COMPANIES.
The Alliance Mid Cap Growth Fund invests primarily in the securities of medium-sized companies. The Alliance Common Stock and Alliance Balanced Funds may also make these investments, as well as investments in smaller-sized companies. The securities of small and medium- sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.

The Funds also run a risk of increased and more rapid fluctuations in the value of its investments in securities of small or medium-sized companies. This is due to the greater business risks of small-size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small (less than $1 billion) and medium (between $1 and $15 billion) capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small and medium-sized companies have a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

NON-EQUITY SECURITIES. Investing in non-equity securities, such as bonds and debentures, involves the risk that the value of these securities held by the Alliance Bond, the Alliance Balanced and the Alliance Common Stock Funds -- and, therefore, the value of each of the Fund's units -- will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). A decline in prevailing interest rates generally will increase the value of the securities held by the Alliance Bond Fund, while an increase in prevailing interest rates usually reduces the value of the Alliance Bond Fund's holdings. As a result, interest rate fluctuations will affect the value of Alliance Bond Fund units, but will not affect the income received from the Fund's current portfolio holdings. Moreover, convertible securities, which may be in the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

FOREIGN INVESTING. Investing in securities of foreign companies that may not do substantial business in the United States involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the Alliance Common Stock, Mid Cap Growth and Balanced Funds' foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Fund's foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.

RESTRICTED SECURITIES. Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted securities and (2) lack readily available market quotations. Accordingly, the Alliance Balanced and the Alliance Mid Cap Growth Funds may be unable to quickly sell their restricted security holdings at fair market value.

The following discussion describes investment risks unique to either the Alliance Common Stock Fund, Alliance Mid Cap Growth Fund or the Alliance Balanced Fund.


INVESTMENT CONCENTRATION. Concentrating the Alliance Common Stock Fund's equity holdings in the stocks of a few companies increases the risk of loss, because a decline in the value of one of these stocks would have a greater impact on the Fund. As of December 31, 2003, the Fund held 16.7% of its net assets in the stocks of four issuers. See Separate Account No. 4 (Pooled) Statement of Investments and Net Assets in the SAI.



20  RIA features and benefits

RISKS OF INVESTMENT STRATEGIES. Due to the Alliance Mid Cap Growth Fund's aggressive investment policies, this Fund provides greater growth potential and greater risk than the Alliance Common Stock and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

ASSET ALLOCATION POLICIES. The Alliance Balanced Fund varies the portion of it's assets invested in equity and non-equity securities with our evaluation of various factors. The Fund is subject to the risk that we may incorrectly predict changes in the relative values of the stock and bond markets.


CHANGE OF INVESTMENT OBJECTIVES

We can change the investment objectives of the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds if the New York State Insurance Department approves the change.


The investment objectives of the portfolios of the Trusts may be changed by the Board of Trustees of each Trust without the approval of shareholders. See "Voting rights" under "More information" later in this prospectus.



GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this prospectus.

The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate. After we credit the interest, we deduct certain charges and fees.

We credit interest through and allocate interest on the date of any transfer or withdrawal transaction. We credit interest each day of the month to the account value in the guaranteed interest account at the beginning of the day at a daily rate equivalent to the guaranteed interest rate that applies to those amounts.

CURRENT AND MINIMUM INTEREST RATES

Except as described below, the "current rate" is the rate of interest that we actually credit to amounts in the guaranteed interest option for any given calendar year. We declare current rates for each class of employer plan that is using the RIA annuity contract as its funding vehicle before the beginning of each calendar year. In addition to the current rate, we declare "minimum rates" for the next two calendar years. Except as stated below, the minimum interest rates will never be lower than 4%. If the employer plan's contract permits investment in the Alliance Bond Fund, we may at times have the right to declare a lower current rate of interest ("revised rate") which will remain in effect for the remainder of the calendar year only for new amounts contributed or transferred by the employer plan to the guaranteed interest option. See "Special rules applicable to the Alliance Bond Fund" later in this prospectus, for the circumstances under which a revised rate might be declared. Such revised rate will reflect market interest rates for money market instruments and other short-term investments existing at the time any such amount is contributed or transferred to the guaranteed interest option without regard to any previously declared minimum rate.


The current interest rate for 2004 and the minimum interest rates for 2005 and 2006 guaranteed for each class, are stated in the proposal documents submitted to sponsors of prospective RIA employer plans. The establishment of new classes will not decrease the rates that apply to employer plans already assigned to a previous class. The effective current rate for 2005 and the minimum rates effective for calendar year 2007 will be declared in December 2004.


CLASSES OF EMPLOYER PLANS


We assigned an employer plan to a "class" of employer plans upon its participation in the Master Retirement Trust in order to help us determine the current and minimum guaranteed rates of interest that apply for the employer plan participating in the guaranteed interest option under the RIA annuity contract. The initial class of employer plans to which an employer plan was assigned depended on the date the plan was adopted.


REVISED INTEREST RATES

All of the following conditions must exist for us to declare a revised rate:

o on the date of the allocation, the aggregate amount held in the Alliance Bond Fund with respect to all employer plans comprising Equitable Life's Small Pension book of business is at least 10% of the aggregate amount then held under all the contracts which fund those plans;

o on the date of the allocation, the "current" guaranteed interest rate with respect to the employer plan's guaranteed interest option that would otherwise apply, exceeds the benchmark treasury rate by at least 0.75%; and

o prior allocations to the guaranteed interest option for the employer plan during that calendar year equal or exceed 110% of the average annual allocations to the guaranteed interest option for the employer plan during the three immediately preceding calendar years.

If we declare a revised rate for plans permitted to invest in the Alliance Bond Fund the employer or plan trustee may, by written notice, withdraw all or part of the amount that would be credited with such lower revised rate, without deduction of the contingent withdrawal charge. The investment, for the remainder of the calendar year, of such withdrawn or returned amounts in a funding vehicle other than RIA shall not be considered a violation of an employer plan's exclusive funding obligation provided such amount is contributed to RIA at the beginning of the following calendar year.


                                                   RIA features and benefits  21

2. How we value your account value

--------------------------------------------------------------------------------

FOR THE FUNDS. When you invest in a Fund, your contribution or transfer purchases "units" of that Fund. The unit value on any day reflects the value of the Fund's investments for the day and the charges and expenses we deduct from the Fund. We calculate the number of units you purchase by dividing the amount you invest by the unit value of the Fund as of the close of business on the day we receive your contribution or transfer instruction.

--------------------------------------------------------------------------------
Generally, our "business day" is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

On any given day, your account value in any Fund equals the number of the Fund's units credited to your account, adjusted for any Fund's units cancelled from your account, multiplied by that day's value for one Fund unit. In order to take deductions from any Fund, we cancel units having a value equal to the amount we need to deduct. Otherwise, the number of your Fund units of any Fund does not change unless you make additional contributions, make a withdrawal, make a transfer, or request some other transaction that involves moving assets into or out of that Fund.

For a description of how Fund unit values are computed, see "How we determine the unit value" in the SAI.

FOR THE GUARANTEED INTEREST OPTION. The value of any investment in the guaranteed interest option is, at any time, the total contributions allocated to the guaranteed interest option, plus the interest earned, less (i) withdrawals to make employer plan benefit payments, (ii) withdrawals to make other employer plan withdrawals (including loans) and (iii) charges and fees provided for under the contracts.


22  How we value your account value

3. Transfers

--------------------------------------------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS

You may transfer accumulated amounts among the investment options at any time and in any amount, subject to the transfer limitations described below. In addition to our rules, transfers among the investment options may be subject to employer plan provisions which may limit or disallow such movements. We do not impose a charge for transfers among the investment options.

The following section describes transfer limitations that apply, under certain situations, to amounts transferred out of the guaranteed interest option during the calendar quarter in which the request is made and the three preceding calendar quarters ("transfer period").


PARTICIPANT-DIRECTED PLANS. Under these plans, the contract owner has instructed us to accept the plan trustee's allocations that are in accordance with the plan participants' directions. If the employer elects to fund the employer plan with the guaranteed interest option and the EQ/Money Market, Alliance Bond, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond or AXA Premier VIP High Yield Funds, during any transfer period, the following limitations apply:

For plans electing the optional participant recordkeeping services ("PRS"), the maximum amount that may be transferred by the trustee on behalf of a participant from the guaranteed interest option is equal to the greater of: (i) 25% of the amount the participant had in the guaranteed interest option as of the last calendar day of the prior calendar year, or (ii) the total of all amounts transferred out of the guaranteed interest option during the prior calendar year on the participant's behalf. Generally, this means that new participants will not be able to direct the trustee to transfer amounts out of the guaranteed interest option during the first calendar year of their participation under the contract.


If assets have been transferred from another funding vehicle by the employer, then the participant, for the remainder of that calendar year, may direct the trustee to transfer to the Funds up to 25% of such transferred amount that the participant initially allocated to the guaranteed interest option.

For plans not electing the PRS, the maximum amount that may be transferred from the guaranteed interest option is equal to the greater of: (i) 25% of the amount the employer plan had in the guaranteed interest option as of the last calendar day of the prior calendar year, or (ii) the total of all amounts the employer plan transferred out of the guaranteed interest option during the prior calendar year. The employer plan is responsible for monitoring this transfer limitation. PRS is discussed in "Optional participant recordkeeping services" later in this Prospectus.

If assets have been transferred from another funding vehicle by the employer, then the trustee on behalf of the participant, for the remainder of that calendar year, may transfer to the Funds up to 25% of such transferred amount that was initially allocated to the guaranteed interest option.


From time to time, we may remove certain restrictions that apply to transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions.


TRUSTEE-DIRECTED PLANS. Transfers of accumulated amounts among the investment options will be permitted as determined by us in our sole discretion only.

If assets have been transferred from another funding vehicle by the employer, then the plan trustee, for the remainder of that calendar year, may transfer to an investment option up to 25% of such transferred amount that was initially allocated to the guaranteed interest option.


SPECIAL RULES APPLICABLE TO THE ALLIANCE BOND FUND

The Alliance Bond Fund is available only to participant-directed employer plans that signed an agreement to participate in that Fund prior to June 1, 1994 ("old employer plans"). If the employer has not made Funds of Separate Account No. 66 available under a participant-directed employer plan, special transfer rules which provide transfer restrictions, described below will apply. If an old employer plan adds any of the Funds held in Separate Account No. 66, the Alliance Bond Fund will no longer be subject to any transfer restrictions. However, transfers out of the guaranteed interest option will be subject to certain restrictions described above.

TRANSFERS TO THE ALLIANCE BOND FUND. Except as described below, a plan participant in an old employer plan may elect to transfer to the Alliance Bond Fund any amount (in whole percentages) arising from participant-directed contributions. We will process requests to transfer amounts to the Alliance Bond Fund only if, at the time of the transfer request, the current guaranteed interest rate for the plan's guaranteed interest option is higher than the then-current "benchmark treasury rate." The benchmark treasury rate, as determined in accordance with our procedures, can be obtained via a daily tape recording by calling the RIA service office at 1-800-967-4560.

If we will not process a transfer request, we will notify the employer within four business days. We will not redirect the transfer to another investment option and will not maintain any record of such request for future processing.

TRANSFERS FROM THE ALLIANCE BOND FUND. A plan participant in an old employer plan may elect to transfer any amount (in whole percentages) held in the Alliance Bond Fund to one or more investment options.



DISRUPTIVE TRANSFER ACTIVITY

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may



                                                                   Transfers  23
hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity in AXA Premier VIP Trust and EQ Advisors Trust. We may also use these procedures with respect to the Pooled Separate Accounts at any time without prior notice. You should understand, however, that these procedures are subject to the following limitations: (1) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (2) the design of these procedures involves inherently subjective judgments, which we and AXA Premier VIP Trust and EQ Advisors Trust seek to make in a fair and reasonable manner consistent with interests of all policy and contract owners. Certain frequent transfer activities attempt to exploit inefficiencies in how portfolio securities are valued. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

If we determine that your transfer patterns are disruptive, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio's aggregate deposits or aggregate redemptions exceed our monitoring threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We also currently provide a letter to owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity.

Our ability to monitor potentially disruptive transfer activity is limited in certain circumstances. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services.



24  Transfers

4. Access to your account value

--------------------------------------------------------------------------------

PARTICIPANT LOANS

Contract withdrawals to make participant loans are available under RIA, if the employer plan permits them. Participants must apply for a plan loan through the employer plan. The plan administrator is responsible for administering the loan program. Loans are subject to restrictions under federal tax rules and ERISA. See "Tax information" later in this prospectus.

Below we briefly summarize some of the important terms of the loan provisions under RIA. A more detailed discussion is provided in the SAI under "Loan provisions."

Generally, all loan amounts must be taken from the guaranteed interest option. The participant must pay the interest as required by federal income tax rules. All repayments are made back into the guaranteed interest option. If the participant fails to repay the loan when due, the amount of the unpaid balance may be subject to a contingent withdrawal charge, taxes, and additional penalty taxes. Interest paid on a retirement plan loan is not deductible.

The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances attributable to the plan participant in all the investment options. An employer plan may impose additional conditions or restrictions on loan transactions. We also charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made.


CHOOSING BENEFIT PAYMENT OPTIONS

RIA offers a variety of benefit payment options, subject to the provisions of an employer's plan. Plan participants should consult their employer for details. An employer's plan may allow a choice of one or more of the following forms of distribution:

o purchase of one of our annuities;

o lump sum distribution;

o use of part of the proceeds to purchase one of our annuities with the balance to be paid as a lump sum; or

o permitted cash withdrawals.

Subject to the provisions of your plan, RIA makes available the following forms of fixed annuities:

o life annuity;

o life annuity - period certain;

o life annuity - refund certain;

o period certain annuity; and

o qualified joint and survivor life annuity.

All of the forms outlined above (with the exception of the qualified joint and survivor life annuity) are available as either single or joint life annuities. We also offer other annuity forms not outlined here.

The various fixed annuities we offer under RIA are described in greater detail in the SAI under "Annuity benefits." As a general matter, the minimum amount that can be used to purchase any type of annuity, net of all applicable charges and fees, is $3,500. An annuity administrative fee of $175 will be deducted from the amount used to purchase an annuity.

We require that the amount of any benefit distribution from an employer plan that uses RIA as a partial investment funding vehicle be in proportion to the amount of plan assets held in RIA, unless we and the plan trustees specifically agree in writing to some other method.

Requests for cash distributions must be made to us on an aggregate basis opposed to a participant-by-participant basis, except for employer plans using the PRS discussed in "Optional participant recordkeeping services" later in this prospectus. Cash withdrawals by a plan participant prior to retirement may give rise to contingent withdrawal charges, and tax penalties or other adverse tax consequences. See "Tax information" later in this prospectus.

We make distribution checks payable to the trustees of the plan. The plan trustees are responsible for distribution of Funds to the participant or other payee and for any applicable federal and state income tax withholding and reporting. See "Tax information" later in this prospectus.

RIA does not have separate disability or death benefit provisions. All disability and death benefits are provided in accordance with the employer plan.


                                                Access to your account value  25

5. RIA

--------------------------------------------------------------------------------


This section explains RIA in further detail. It is intended for employers who use RIA, but contains information of interest to plan participants as well. Plan participants should, of course, understand the provisions of their plan that describes their rights in more specific terms.


RIA is an investment program designed for employer plans that qualify for tax-favored treatment under Section 401(a) of the Code. Eligible employer plans include defined benefit plans, defined contribution plans or profit-sharing plans, including 401(k) plans. These employer plans generally must also meet the requirements of ERISA.


RIA consists of two group annuity contracts ("contracts") issued by Equitable Life, a Master Retirement Trust agreement, a participation or installation agreement, and an optional participant recordkeeping services ("PRS") agreement. RIA had $213.1 million in assets as of December 31, 2003.


Our service consultants are available to answer your questions about RIA. Please contact us by using the telephone number or addresses listed under "How to reach us - Information on joining RIA" earlier in this prospectus.



SUMMARY OF PLAN CHOICES OF RIA

RIA is used:

o as the exclusive funding vehicle for the assets of an employer plan. Under this option, the annual amount of plan contributions must be at least $10,000. We call this type of plan an "exclusive funding employer plan"; or

o as a partial investment funding vehicle for an employer plan. Under this option, the aggregate amount of contributions in the initial participation year must be at least $50,000, and the annual aggregate amount of contributions thereafter must be at least $25,000. We call this type of plan a "partial funding employer plan." We do not offer the guaranteed interest option with a partial funding employer plan. A partial funding agreement with us was required to use this partial funding employer plan.

An exclusive funding employer plan may not change its participation basis to that of a partial funding employer plan, or vice versa, unless the underwriting and other requirements referred to above are satisfied and approved by us. We reserve the right to impose higher annual minimums for certain plans. We will give you advance notice of any such changes.

You have the choice of using RIA with two types of plans. You may use RIA for:


o participant-directed employer plans, which permit participants to allocate contributions and transfer account accumulations among the investment options; or

o trustee-directed employer plans, which permit these types of investment decisions to be made only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.

At our sole discretion, a trustee-directed plan may change its participation basis to a participant-directed plan.


Making the right choices for your plan depends on your own set of circumstances. We recommend that you review all contracts and trust, participation and related agreements with your legal and tax counsel.



HOW TO MAKE CONTRIBUTIONS

REGULAR CONTRIBUTIONS. Contributions may be made by check or by wire transfer. All contributions under an employer plan should be sent to the address under "For contributions checks only" in "Information once you join RIA" earlier in this prospectus. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. Third-party checks are not acceptable, except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Contributions are normally credited on the business day that we receive them. Contributions are only accepted from the employer or plan trustee.


There is no minimum amount for each contribution where employer plan contributions are made on a basis more frequent than annually. The total amount of contributions under an employer plan is limited by law. See "Tax information" later in this prospectus.

To make a rollover or transfer to an existing RIA Plan, funds must be in cash. Therefore, any assets accumulated under another existing plan will have to be liquidated for cash.



SELECTING INVESTMENT OPTIONS

You can select from the investment options available under the contracts. The maximum number of active options you may select at any time is 25. Plan participant choices will be limited to the investment options selected. If the Plan is intended to comply with the requirements of ERISA Section 404(c), the employer or the plan trustee is responsible for making sure that the investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") Section 404(c) regulations.

Generally, for participant-directed plans, if you intend for your plan to comply with ERISA Section 404(c), you should, among other things:


o select the EQ/Money Market Fund if you select any of the EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond or AXA Premier VIP High Yield Funds; or

o select the guaranteed interest option if you do not select any of the EQ/Money Market, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, AXA Premier VIP High Yield or EQ/Alliance Small Cap Growth Funds.



26  RIA

If you select any of the EQ/Money Market, Alliance Bond, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond or AXA Premier VIP High Yield Funds and the guaranteed interest option, certain restrictions will apply to transfers out of the guaranteed interest option. The Alliance Bond Fund is available only to employer plans that signed an agreement to participate in that Fund through the RIA annuity contract prior to June 1, 1994, and, as described above, special transfer rules apply for these employer plans. If you add any of the Funds of Separate Account No. 66, the Alliance Bond Fund will no longer be subject to any transfer restrictions. However, transfers out of the guaranteed interest option will be subject to certain restrictions.



ALLOCATING PROGRAM CONTRIBUTIONS

We allocate contributions to the investment options in accordance with the allocation instructions provided to us by the plan trustee or the individual who the plan trustee has previously authorized in writing. Allocations may be made by dollar amounts or in any whole number percentages that total 100%.

Allocation changes may be made without charge, but may be subject to employer plan provisions that may limit or disallow such movements.


                                                                         RIA  27

6. Distributions

--------------------------------------------------------------------------------

Keep in mind two sets of rules when considering distributions or withdrawals from RIA. The first are rules and procedures that apply to the investment options, exclusive of the provisions of your plan. We discuss those in this section. The second are rules specific to your plan, which are not described here.

Moreover, distribution and benefit payment options under a tax qualified retirement plan are subject to complicated legal requirements. A general explanation of the federal income tax treatment of distributions and benefit payment options is provided in "Tax information" later in this prospectus and the SAI. The participant should discuss his or her options with a qualified financial advisor. Our service consultants also can be of assistance. Certain plan distributions may be subject to a contingent withdrawal charge, federal income tax, and penalty taxes. See "Charges and expenses" and "Tax information" later in this prospectus.


AMOUNTS IN THE FUNDS. These are generally available for distribution at any time, subject to the provisions of your plan. Distributions from the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds are permitted at any time. Distributions from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of each Trust, as applicable. See "When we pay proceeds" later in this prospectus.


AMOUNTS IN THE GUARANTEED INTEREST OPTION. These are generally available for distribution at any time, subject to the provisions of your plan. A deferred payout provision, however, applies to trustee-directed employer plans which are terminating their RIA contract. Under that provision, we can defer payment of the employer plan balance held in the guaranteed interest option, less the contingent withdrawal charge, by paying out the balance in six installments over five years. During the deferred payout period, we credit the balances upon which we defer payment with the current interest rate declared for each year. We also continue to deduct the ongoing operations fee monthly from the balance during the deferred payout period.

When we impose the deferred payout provision, any trustee-directed employer plan benefits becoming due during the deferred payout period will not be paid from the employer plan balance in the guaranteed interest option. If, however, sufficient funds are available, the benefits would be paid from the new funding vehicle for the trustee-directed employer plan.

Participant-directed employer plans are not subject to the deferred payout provision.


28  Distributions

                   ILLUSTRATION OF DEFERRED PAYOUT PROVISION


Transaction Date                  End of Year 1               End of Year 2               End of Year 3
-----------------------------------------------------------------------------------------------------------------
  guaranteed interest option   Balance 1                   Balance 2                   Balance 3
  Plan Assets                  + Interest                  + Interest                  + Interest
- Withdrawal Charge            - Operations Fee            - Operations Fee            - Operations Fee
--------------------           -----------------           -----------------           -----------------
Distribution Amount 1          Distribution Amount 2       Distribution Amount 3       Distribution Amount 4
Dist. Amt. 1 = 1st Payment     Dist. Amt. 2 = 2nd Payment  Dist. Amt. 3 = 3rd Payment  Dist. Amt. 4 = 4th Payment
---------------                -----------------           ----------------            ----------------
        6                              5                           4                           3
Dist. Amount 1                 Dist. Amount 2              Dist. Amount 3              Dist. Amount 4
- 1st Payment                  - 2nd Payment               - 3rd Payment               - 4th Payment
---------------                ---------------             ----------------            ----------------
      Balance 1 -->                  Balance   -->               Balance   -->               Balance  -->


Transaction Date                  End of Year 4               End of Year 5
--------------------------------------------------------------------------------
  guaranteed interest option   Balance 4                   Balance 5
  Plan Assets                  + Interest                  + Interest
- Withdrawal Charge            - Operations Fee            - Operations Fee
--------------------           -----------------           ----------------
Distribution Amount 1          Distribution Amount 5       Final Distribution
Dist. Amt. 1 = 1st Payment     Dist. Amt. 5 = 5th Payment
---------------                ----------------
        6                              2
Dist. Amount 1                 Dist. Amount 5
- 1st Payment                  - 5th Payment
---------------                ----------------
      Balance 1 -->                  Balance   -->


                                                               Distributions 29

7. Optional participant recordkeeping services

--------------------------------------------------------------------------------


SERVICES PROVIDED. If you elected the PRS program, we:

o establish an individual participant account for each participant covered by your plan based on data you provide;

o receive and deposit contributions on behalf of participants to individual participant accounts;

o maintain records reflecting, for each participant, contributions, transfers, loan transactions, withdrawals and investment experience and interest accrued, as applicable, on an individual participant's proportionate values in the plan;

o provide to you individual participant's reports reflecting the activity in the individual participant's proportionate interest in the plan; and

o process transfers and distributions of the participant's portion of his or her share of the employer plan assets among the investment options as you instruct.

You are responsible for providing Equitable Life with required information and for complying with our procedures relating to the PRS program. We will not be liable for errors in recordkeeping if the information you provide is not provided on a timely basis or is incorrect. The plan administrator retains full responsibility for the income tax withholding and reporting requirements including required notices to the plan participants, as set forth in the federal income tax rules and applicable Treasury Regulations.

INVESTMENT OPTIONS. You must include the guaranteed interest option in the investment options if you select PRS.

FEES. We charge an annual fee of $25 per active participant paid in twelve equal monthly installments of $2.08. We deduct the fee from the amounts attributable to each individual participant at the end of each month by means of a reduction of units or a cash withdrawal from the guaranteed interest option. We retain the right to change the fee upon 30 days' notice to the employer. See "Charges and expenses" later in this Prospectus.


ENROLLMENT. Enrollment of your plan in PRS is no longer available.



30  Optional participant recordkeeping services

8. Charges and expenses

--------------------------------------------------------------------------------

You will incur two general types of charges under RIA:
(1) Charges reflected as reductions in the unit values of the Funds which are recorded as expenses of the Fund. These charges apply to all amounts invested in RIA, including installment payout option payments.

(2) Charges stated as a defined percentage or fixed dollar amount and deducted by reducing the number of units in the appropriate Funds and the dollars in the guaranteed interest option.

We make no deduction from your contributions for sales expenses.


CHARGES REFLECTED IN THE UNIT VALUES


INVESTMENT MANAGEMENT AND ACCOUNTING FEES

The computation of unit values for the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds reflects fees we charge for investment management and accounting. We receive fees for investment management and financial accounting services we provide for these Funds, as well as a portion of our related administrative costs. This fee is charged daily at an effective annual rate of .50% of the net assets of the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds.


ADMINISTRATIVE CHARGE FOR CERTAIN OF THE FUNDS OF SEPARATE ACCOUNT NO. 66

We make a daily charge at an annual rate of 0.05% of the assets invested in certain of the Funds of Separate Account No. 66 as indicated under the "Fee Table" earlier in this prospectus. The charge is designed to reimburse us for our costs in providing administrative services in connection with the contracts.


INDIRECT EXPENSES BORNE BY THE FUNDS


ANNUAL EXPENSES OF THE TRUSTS. The Funds that invest in portfolios of the Trusts are indirectly subject to investment advisory and other expenses charged against assets of their corresponding portfolios. These expenses are described in the prospectuses for the Trusts.



CHARGES WHICH REDUCE THE NUMBER OF UNITS

CONTINGENT WITHDRAWAL CHARGE

We may impose a contingent withdrawal charge ("CWC") against withdrawals made from any of the Funds or the guaranteed interest option at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. The CWC is designed to recover the unamortized sales and promotion expenses and initial enrollment expenses incurred by us.

We will not apply a CWC against amounts withdrawn for the purpose of making benefit distribution payments unless such withdrawals are made (i) on or after the date of discontinuance of an employer plan's participation in RIA or (ii) as a result of a full or partial termination, within the meaning of applicable Internal Revenue Service ("IRS") or court interpretations.

We will apply a CWC against amounts withdrawn for purposes of making benefit payments to participants who terminated employment either voluntarily or involuntarily, but only when such terminations are attributable to (i) the employer's merger with another company, (ii) the sale of the employer or (iii) the bankruptcy of the employer which leads to the full or partial termination of the plan or the discontinuance of the employer plan's participation in RIA.

We do not apply a CWC on transfers between the investment options. However, we do apply a CWC to withdrawals from RIA for the purpose of transferring to another funding vehicle under the employer plan, unless an officer of Equitable Life agrees, in writing, to waive this charge. We do not consider withdrawals from RIA for the purpose of paying plan expenses or the premium on a life insurance policy, including one held under the employer plan, to be in-service withdrawals or any other type of benefit distribution. These withdrawals are subject to the CWC.

The amount of any CWC is determined in accordance with the rate schedule set forth below. We include outstanding loan balances in the plan's assets for purposes of assessing the CWC.



--------------------------------------------------------------------------------
    Withdrawal in
 Participation Years                   Contingent Withdrawal Charge
--------------------------------------------------------------------------------
        1 or 2                           6% of Amount Withdrawn
        3 or 4                                     5%
        5 or 6                                     4%
        7 or 8                                     3%
          9                                        2%
     10 and later                                  0%
--------------------------------------------------------------------------------

Benefit distribution payments are those payments that become payable with respect to participants under the terms of the employer plan as follows:

1. as the result of the retirement, death or disability of a participant;

2. as the result of a participant's separation from service as defined under
   Section 402(d)(4)(A) of the Code;

3. in connection with a loan transaction, if the loan is repaid in accordance with its terms;

4. as a minimum distribution pursuant to Section 401(a)(9) of the Code;

5. as a hardship withdrawal pursuant to Section 401(k) of the Code;


                                                        Charges and expenses  31

6. pursuant to a qualified domestic relations order ("QDRO") under Section 414(p) of the Code, but only if the QDRO specifically requires that the plan administrator withdraw amounts for payment to an alternate payee;

7. as a result of an in-service withdrawal attributable to the after-tax contributions of a participant; or

8. as a result of an in-service withdrawal from a profit-sharing plan after meeting a minimum number of years of service and/or participation in the plan, and the attainment of a minimum age specified in the plan.

Prior to any withdrawal from RIA for benefit distribution purposes, Equitable Life reserves the right to receive from the employer and/or trustees of the plan, evidence satisfactory to it that such benefit distribution conforms to at least one of the types mentioned above.


ONGOING OPERATIONS FEE

The ongoing operations fee is based on the combined net balances (including any outstanding loan balance) of an employer plan in the investment options at the close of business on the last business day of each month. The amount of the ongoing operations fee is determined under the rate schedule that applies to the employer plan. Unless you make other arrangements, we deduct the charge from employer plan balances at the close of business on the last business day of the following month.

Set forth below is the rate schedule for employer plans which adopted RIA after February 9, 1986. Information concerning the rate schedule for employer plans that adopted RIA on or before February 9, 1986 is included in the SAI under "Additional information about RIA."



--------------------------------------------------------------------------------
      Combined balance                             Monthly
    of investment options                           Rate
--------------------------------------------------------------------------------
    First $  150,000                             1/12 of 1.25%
    Next  $  350,000                             1/12 of 1.00%
    Next  $  500,000                             1/12 of 0.75%
    Over  $1,000,000                             1/12 of 0.50%
--------------------------------------------------------------------------------

The ongoing operations fee is designed to cover such expenses as contract underwriting and issuance for employer plans, employer plan-level recordkeeping, processing transactions and benefit distributions, administratively maintaining the investment options, commissions, promotion of RIA, administrative costs (including certain enrollment and other servicing costs), systems development, legal and technical support, product and financial planning and part of our general overhead expenses. Administrative costs and overhead expenses include such items as salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and accounting fees.


PARTICIPANT RECORDKEEPING SERVICES CHARGE


The PRS is an optional service. If you elected this service, we charge a per participant annual fee of $25. We deduct this fee on a monthly basis at the rate of $2.08 per participant. We determine the amount of the fee for an employer plan at the close of business on the last business day of each month based on the number of participants enrolled with us at that time. Unless you make other arrangements, we deduct this fee from the balances attributable to each participant in the investment options at the close of business on the last business day of the following month. The PRS fee covers expenses incurred for establishing and maintaining individual records, issuing statements and reports for individual employees and employer plans, and processing individual transactions and benefit distributions. We are not responsible for reconciling participants' individual account balances with the entire amount of the employer plan where we do not maintain individual account balances.



LOAN FEE

We charge a loan fee in an amount equal to 1% of the amount withdrawn as loan principal on the date the plan loan is made.


OTHER BILLING ARRANGEMENTS

The ongoing operations and participant recordkeeping services fees can be paid by a direct billing arrangement we have with the employer subject to a written agreement between Equitable Life and the employer.


INDIVIDUAL ANNUITY CHARGES

ANNUITY ADMINISTRATIVE CHARGE. If a participant elects an annuity payout option, we deduct a $175 charge from the amount used to purchase the annuity. This charge reimburses us for administrative expenses associated with processing the application for the annuity and issuing each month's annuity payment.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES. We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed by us varies by state and ranges from 0% to 1% (1% in Puerto Rico).


GENERAL INFORMATION ON FEES AND CHARGES

We reserve the right (1) to change from time to time the charges and fees described in this prospectus upon prior notice to the employer and (2) to establish separate fee schedules for requested non-routine administrative services and for newly scheduled services not presently contemplated under the contracts.


32  Charges and expenses

9. Tax information

--------------------------------------------------------------------------------

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA began to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

o participation, vesting and funding;

o nondiscrimination;

o limits on contributions and benefits;

o distributions;

o penalties;

o duties of fiduciaries;

o prohibited transactions; and

o withholding, reporting and disclosure.

It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations thereof. In addition, federal tax laws and ERISA are continually under review by the Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA.

Certain tax advantages of tax-qualified retirement plans may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.

Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax advisor before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Annuity contracts can be purchased in connection with retirement plans qualified under Code Section 401. How these arrangements work, including special rules applicable to each, are described below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, one should consider the annuity's features and benefits, such as the selection of investment funds and guaranteed interest option and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you select.



TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Qualified plans established by partnerships and sole proprietorships are frequently referred to as "Keogh" plans. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See


                                                             Tax information  33

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your tax adviser for more information. Violation of contribution limits may result in disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax. There are special rules for corporate plans and Keogh plans which are top heavy plans (i.e., more than 60% of the contributions or benefits are allocated to certain highly compensated employees otherwise known as key employees).


The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $41,000 or 100% of the compensation or earned income for each participant. In 2004, the employer may not consider compensation in excess of $205,000 in calculating contributions or benefits to the plan. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments, rounded to the next lowest multiple of $5,000. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation.

The deductible limits for corporate plans and Keogh plans which are defined benefit plans are based on the minimum funding standard determined by the plan actuary each year. No participant can receive a benefit which exceeds the lesser of (i) $165,000 or (ii) 100% of the participant's average compensation for the consecutive three-year period which results in the highest such average, or other applicable plan limit. The $165,000 limit is actuarially reduced for participants retiring prior to the social security retirement age and actuarially increased for participants retiring after the social security retirement age.


A qualified plan may allow the participant to direct the employer to make contributions which will not be included in the employee's income (elective deferrals) by entering into a salary reduction agreement with the employer under Section 401(k) of the Code. The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings thereon prior to the earliest of the following events: (i) attainment of age 59-1/2, (ii) death, (iii) disability, (iv) certain business dispositions and plan terminations or (v) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $13,000 in 2004 (which amount shall increase by $1,000 each year up to 2006) under all salary reduction arrangements with all employers in which the individual participates.

Effective January 1, 2004, employees who are at least age 50 at any time during the calendar year 2004 can make an additional $3,000 of "catch-up" elective deferrals if their plan so permits (which "catch-up" amount will increase by $1,000 each year through 2006).


Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.

A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee after-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $90,000 for the prior year. (If desired the latter group can be limited to employees who are in the top 20% of all employees based on compensation.)

Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the plan to meet specified contribution, vesting and exclusive plan requirements.

Employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to non-discrimination testing on salary deferral and the above contributions.


TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the value of an employer plan among the Funds.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of after-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" below.


INCOME TAXATION OF WITHDRAWALS

The amount of any partial distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of after-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all after-tax contributions made prior to January 1,


34  Tax information

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1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.

As discussed below in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable distribution.


INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.


INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, the distribution may be eligible for favorable ten year averaging and long-term capital gain treatment.


ELIGIBLE ROLLOVER DISTRIBUTIONS

Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly to another qualified plan or a traditional individual retirement arrangement ("IRA"), an annuity under Section 403(b) of the Code or a retirement plan under section 457 of the Code, or rolled over to another plan or IRA within 60 days of receipt by the individual. Employee's surviving spouse may roll over distributions to a qualified plan, IRA, 403(b) qualified annuity, Section 457 plan or 403(b) Tax Shelter Annuity. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly, however, are subject to 20% mandatory withholding. See "Federal income tax withholding" below.

Most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

o one of a series of substantially equal periodic payments made (not less frequently than annually);

  (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary in accordance with IRS formulas, or

  (b) for a specified period of ten years or more.

o hardship withdrawals;

o any distribution to the extent it is a required distribution under Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Code;

o loans that are treated as deemed distributions under Section 72(p) of the Code;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

o dividends paid on employer securities as described in Section 404(k) of the Code; and

o a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.


PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59-1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan. The specified exceptions are for:

(a) distributions made on account of the participant's death or disability;

(b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c) distributions due to separation from active service after age 55 and

(d) distributions used to pay certain extraordinary medical expenses.


FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another qualified plan or traditional IRA. See the "Eligible rollover distributions" above.

With respect to distributions that are not eligible rollover distributions, federal income tax must be withheld on the taxable portion of pension and annuity payments, unless the recipient elects otherwise. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients, or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.


                                                             Tax information  35

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.


STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described below under "Eligible rollover distributions" above). Contact your tax adviser to see how state withholding may apply to your payment.


DISTRIBUTION REQUIREMENTS AND LIMITS


Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations generally apply beginning in January 2003. The 2002 final Regulations include Temporary Regulations applicable to annuity contracts used to fund plans. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have currently been suspended. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your plan administrator and tax advisor concerning applicability of these complex rules to your situation.


Distributions from qualified plans generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70-1/2 (or retires from the employer sponsoring the plan if later). Five percent owners of qualified plans must commence distribution after age 70-1/2 even if they are still working.

Distributions can generally be made:

(1) in a lump sum payment;

(2) over the life of the participant;

(3) over the joint lives of the participant and his or her designated beneficiary;

(4) over a period not extending beyond the life expectancy of the participant;
    or

(5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines.

If the participant dies after required distribution has begun, the rules require that payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, the rules require that payment of the entire interest under the plan must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70-1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.

SPOUSAL REQUIREMENTS

In the case of many qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

o With respect to specific loans made by the plan to a plan participant, the loan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.

o The amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made.


36  Tax information

o For loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986 the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply, and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Code.

o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

o Loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis.

o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

o Many plans provide that the participant's spouse must consent in writing to the loan.

o Except to the extent permitted in accordance with the terms of a prohibited transaction exemption issued by the DOL, loans are not available (i) in a Keogh (non-corporate plan to an owner-employee or a partner who owns more than 10% of a partnership, or (ii) to 5% shareholders in an S corporation.

If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" earlier in this Prospectus.

The loan requirements and provisions of RIA shall apply regardless of the plan administrator's guidelines.

IMPACT OF TAXES TO EQUITABLE LIFE

Under existing federal income tax law, no taxes are payable on investment income and capital gains of the Funds that are applied to increase the reserves under the contracts. Accordingly, Equitable Life does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the Funds and it does not currently impose a charge for federal income tax on this income when it computes unit values for the Funds. If changes in federal tax laws or interpretations thereof would result in Equitable Life being taxed, then Equitable Life may impose a charge against the Funds (on some or all contracts) to provide for payment of such taxes.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The RIA Program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its agents shall not be responsible if a plan fails to meet the requirements of Section 404(c).


                                                             Tax information  37

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10. More information

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ABOUT CHANGES OR TERMINATIONS

AMENDMENTS. The contracts have been amended in the past and we and the trustee under the Master Trust Agreement may agree to amendments in the future. No future change can affect annuity benefits in the course of payment. If certain conditions are met, we may: (1) terminate the offer of any of the investment options and (2) offer new investment options with different terms.

We may unilaterally amend or modify the contracts or the Master Retirement Trust without the consent of the employer or plan sponsor, as the case may be, in order to keep the contracts or the Master Retirement Trust in compliance with law.

TERMINATION. We can discontinue offering RIA at any time. Discontinuance of RIA would not affect annuities in the course of payment, but we would not accept further contributions. The employer may elect to maintain investment options balances with us to provide annuity benefits in accordance with the terms of the contracts. The employer may elect to discontinue the participation of the employer plan in RIA at any time upon advance written notice to us.

We may elect, upon written notice to the employer, to discontinue the participation of the employer plan in RIA if (1) the employer fails to comply with any terms of the Master Retirement Trust, (2) the employer fails to make the required minimum contributions, (3) as may be agreed upon in writing between Equitable Life and the employer if the plan fails to maintain minimum amounts of Funds invested in RIA, or (4) the employer fails to comply with any representations and warranties made by the employer, trustees or employer plan to Equitable Life in connection with the employer plan's participation in RIA.

At any time on or after the participation of the employer in RIA has been discontinued, we may withdraw the entire amount of the employer plan assets held in the investment options, and pay them to the trustee of the employer plan, subject to our right to defer payout of amounts held in the guaranteed interest option, less any applicable charges and fees and outstanding loan balances.


IRS DISQUALIFICATION

If your plan is found not to qualify under the Code, we can terminate your participation under RIA. In this event, we will withdraw the employer plan balances from the investment options, less applicable charges and fees and any outstanding loan balances, and pay the amounts to the trustees of the plan.


ABOUT THE SEPARATE ACCOUNTS

Each Fund is one, or part of one, of our separate accounts. We established the separate accounts under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our Funds for owners of our variable annuity contracts, including our group annuity contracts. The results of each separate account's operations are accounted for without regard to Equitable Life's, or any other separate account's, operating results. We are the legal owner of all of the assets in the separate accounts and may withdraw any amounts we have in the separate accounts that exceed our reserves and other liabilities under variable annuity contracts. We reserve the right to take certain actions in connection with our operations and the operations of the Funds as permitted by applicable law. If necessary, we will seek approval by participants in RIA.

We established the Alliance Bond Fund in 1981, Alliance Common Stock and Alliance Mid Cap Growth Funds in 1969, and Alliance Balanced Fund in 1979. We established Separate Account No. 66, which holds the other Funds offered under the contract, in 1997.


Because of exclusionary provisions, none of the Funds is subject to regulation under the Investment Company Act of 1940, as amended ("1940 Act"). The Trusts' shares are purchased by Separate Account No. 66.


COMBINATION OF CERTAIN INVESTMENT OPTIONS

Subject to shareholder approval, on or about May 14, 2004, we anticipate that the EQ/Technology investment option (the "replaced option"), which invests in a corresponding portfolio of EQ Advisors Trust, will be merged into the AXA Premier VIP Technology investment option (the "surviving option"), which invests in a corresponding portfolio of AXA Premier VIP Trust. The AXA Premier VIP Technology option will first become available under the contracts at the time that its interests replace interests in the EQ/Technology option. At that time, we will move the assets in the replaced option into the surviving option and all allocation elections to the replaced option will be considered allocations to the surviving option.


ABOUT THE TRUSTS

AXA Premier VIP Trust and EQ Advisors Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio. Equitable Life serves as the investment manager of the Trusts. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to class 1B/B shares and other aspects of its operations, appears in the prospectuses for each Trust, which accompany this prospectus, or in their respective SAIs which are available upon request.



38  More information

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ABOUT THE GENERAL ACCOUNT


Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), nor is the general account an investment company under the Investment Company Act of 1940 Act. We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

WHEN WE PAY PROCEEDS

Ordinarily we will apply proceeds to an annuity and make payments or withdrawals out of the investment options promptly after the date of the transaction. However, we can defer payments, apply proceeds to an annuity and process withdrawals from the Funds for any period during which the New York Stock Exchange is closed for trading, sales of securities are restricted or determination of the fair market value of assets of the Funds is not reasonably practicable because of an emergency. We may also defer withdrawals from the plan in installments in order to protect the interests of the other contract holder in a Fund.

WHEN TRANSACTION REQUESTS ARE EFFECTIVE

Transaction requests may be made by the authorized person for the employer plan as shown on our records, in written or facsimile form acceptable to us and signed by the employer. All requests will be effective on the business day we receive a properly completed and signed written or facsimile request for a financial transaction at the RIA service office. Transaction requests received after the end of a business day will be processed the next business day.

We will honor your properly completed transaction requests received via facsimile only if we receive a properly completed transaction form. The request form must be signed by an individual who the plan trustees have previously authorized in writing. We are not responsible for determining the accuracy of a transmission and are not liable for any consequences, including but not limited to, investment losses and lost investment gains, resulting from a faulty or incomplete transmission. If your request form is not properly completed, we will contact you within 24 hours of our receipt of your facsimile.

We will use our best efforts to acknowledge receipt of a facsimile transmission, but our failure to acknowledge or a failure in your receipt of such acknowledgment will not invalidate your transaction request. If you do not receive acknowledgment of your facsimile within 24 hours, contact the RIA service office at the toll free 800 number.

VOTING RIGHTS


No voting rights apply to any of the separate accounts or to the guaranteed interest option. We do, however, have the right to vote shares of the Trusts held by the Funds.

If a Trust holds a meeting of shareholders, we will vote shares of the portfolios of the Trusts allocated to the corresponding Funds in accordance with instructions received from employers, participants or trustees, as the case may be. Shares will be voted in proportion to the voter's interest in the Funds holding the shares as of the record date for the shareholders meeting. We will vote the shares for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. Employers, participants or trustees will receive: (1) periodic reports relating to each Trust and (2) proxy materials, together with a voting instruction form, in connection with shareholder meetings.

The Trusts sell their shares to Equitable Life separate accounts in connection with Equitable Life's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with Equitable Life. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for Equitable Life. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.



ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon the separate accounts, our ability to meet our obligations under RIA, or the distribution of group annuity contract interests under RIA.



ABOUT OUR INDEPENDENT AUDITORS

The financial statements listed below and incorporated in the SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.

o The financial statements for Separate Account Nos. 13,10, 4, 3 and 66 as of December 31, 2003 and for each of the two years in the period then ended.

o The financial statements for Equitable Life as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003.



ABOUT THE TRUSTEE

As trustee, JP Morgan Chase Bank serves as a party to the group annuity contracts. It has no responsibility for the administration of RIA or for any distributions or duties under the group annuity contracts.


REPORTS WE PROVIDE AND AVAILABLE INFORMATION

We send the employer a report each quarter that shows transactions in the investment options during the quarter for the employer plan, the number of units in the Funds credited to the employer plan, the unit values and the balances in all of the investment options as of the end


                                                            More information  39
of the quarter. The employer automatically receives a confirmation notice following the processing of a financial investment option transaction.

The employer will also receive an annual report and a semiannual report containing financial statements of the Funds and a list of the Funds' or Trust's portfolio securities. As permitted by the SEC's rules, we omitted certain portions of the registration statement filed with the SEC from this prospectus and the SAI. You may obtain the omitted information by: (1) requesting a copy of the registration statement from the SEC's principal office in Washington, D.C., and paying prescribed fees, or (2) by accessing the EDGAR Database at the SEC's Web site at www.sec.gov.


ACCEPTANCE AND RESPONSIBILITIES


The employer or plan sponsor, as the case may be, was solely responsible for determining whether RIA is a suitable funding vehicle and entered into a participation or installation agreement with us.


Our duties and responsibilities are limited to those described in this prospectus. Except as explicitly set forth in the PRS program, we do not provide administrative services in connection with an employer plan. In addition, no financial professional or firm operated by a financial professional is authorized to solicit or agree to perform plan administrative services in his capacity as a financial professional. If an employer or trustee engages a financial professional to provide administrative support services to an employer plan, the employer or trustee engages that financial professional as its representative rather than Equitable Life's. We are not liable to any employer, trustee or employer plan for any damages arising from or in connection with any plan administration services performed or agreed to be performed by a financial professional.


ABOUT REGISTERED UNITS

This prospectus relates to our offering of units of interest in the Funds that are registered under the 1933 Act. Financial data and other information contained in this prospectus may refer to such "registered units," as offered in the RIA program. We also offer units under RIA to retirement plans maintained by corporations or governmental entities (collectively, "corporate plans"). However, because of an exemption under the 1933 Act, these corporate plan units are not registered under the 1933 Act or covered by this prospectus.


ASSIGNMENT AND CREDITORS' CLAIMS

Employers and plan participants cannot assign, sell, alienate, discount or pledge as collateral for a loan or other obligation to any party the employer plan balances and rights under RIA, except to the extent allowed by law for a QDRO as that term is defined in the Code. (This reference to a loan does not apply to a loan under RIA.) Proceeds we pay under our contracts cannot be assigned or encumbered by the payee. We will pay all proceeds under our contracts free from the claims of creditors to the extent allowed by law.


DISTRIBUTION OF THE CONTRACTS


AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc. and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for marketing and service functions of the contracts. AXA Advisors is registered with the SEC as a broker-dealer and a member of the National Association of Securities Dealers, Inc. The principal business address of AXA Advisors is 1290 Avenue of the Americas, New York, New York 10104.

As of July 9, 2003 the RIA contract is no longer offered as a funding vehicle to new employer plans; however, we continue to support existing RIA contracts, and new participants may continue to be enrolled under existing RIA plans.

The contracts are serviced by financial professionals who are registered representatives of AXA Advisors and its affiliates, who are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of units of interest under the contracts is intended to be continuous.

We pay broker-dealer sales compensation that will generally not exceed 4.0% of the total contributions made under the contracts. Broker-dealers receiving sales compensation will generally pay a portion of it to their financial representatives as commissions related to sales under the contracts.

Equitable and/or AXA Advisors may use their respective past profits or other resources to pay brokers and other financial intermediaries for certain expenses they incur in providing services intended to promote the sales of our products and/or shares in the underlying Trusts. These services may include sales personnel training, prospectus review, marketing and related services as well as support services that benefit contract owners.

Similarly, in an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or more compensation for the sale of an Equitable variable product than it would for the sale of another product. Such practice is known as providing differential compensation. Other forms of compensation financial professionals may receive include health and retirement benefits, credits towards stock options awards and rewards for sales incentive campaigns. In addition, managerial personnel may receive expense reimbursements, marketing allowances and so called "overrides." In part for tax reasons, AXA Advisors financial professionals and managerial personnel qualify for health and retirement benefits based on their sales of our variable products.

These payments and differential compensation (together,"payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the recipient to show preference in recommending the purchase or sale of our products. However, under applicable rules of the National Association of Securities Dealers, Inc., AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. Although Equitable



40  More information
takes all of its costs into account in establishing the level of fees and expenses in our products, payments made will not result in any separate charge to you under your contract.



COMMISSIONS AND SERVICE FEES WE PAY


Financial professionals who assisted in establishing employer plans in RIA and who are providing necessary services (not including recordkeeping services) are entitled to receive commissions and service fees from us. We pay these commissions and fees, and they are not in addition to the fees and charges we describe in "Charges and expenses" earlier in this Prospectus. Any service fees we pay to financial professionals are contingent upon their providing service satisfactory to us. While the charges and expenses that we receive from a RIA employer plan initially may be less than the commissions and service fees we pay to financial professionals, we expect that over time those charges and expenses we collect will be adequate to cover all of our expenses.


Certain retirement plans that use RIA may allow employer plan assets to be used in part to buy life insurance policies rather than applying all of the contributions to RIA. Financial professionals will receive commissions on any such Equitable Life insurance policies at standard rates. These commissions are subject to regulation by state law and are at rates higher than those applicable to commissions payable for placing an employer plan under RIA.


                                                            More information  41

Appendix: Condensed financial information

--------------------------------------------------------------------------------


These selected per unit data and ratios for the years ended December 31, 2003 through 1994 have been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent auditors, in their reports included in the SAI. The financial statements of each of the Funds as well as the consolidated financial statements of Equitable Life are contained in the SAI. Information is provided for the period that each Fund has been available under RIA, but not longer than ten years.



SEPARATE ACCOUNT NO. 13 -- POOLED (ALLIANCE BOND FUND) OF
THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
         PERIOD INDICATED AND OTHER SUPPLEMENTARY DATA (NOTES E AND F)



------------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                        2003       2002       2001       2000       1999       1998       1997       1996       1995       1994
------------------------------------------------------------------------------------------------------------------------------------
Income               $  2.64    $  2.99    $  3.88    $  3.77    $  3.27    $  3.25    $  3.29    $  3.09    $  3.07    $  2.32
Expenses (Note B)      (0.39)     (0.36)     (0.34)     (0.29)     (0.28)     (0.28)     (0.25)     (0.25)     (0.23)     (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Net investment
  income                2.25       2.63       3.54       3.48       2.99       2.97       3.04       2.84       2.84       2.20
Net realized and
  unrealized
  gain (loss) on
  investments
  (Note C)              1.04       1.43       2.16       2.47       (3.20)     1.35       0.79      (1.49)      3.72      (2.99)
------------------------------------------------------------------------------------------------------------------------------------
Net increase
  (decrease) in
  unit value            3.29       4.06       5.70       5.95       (0.21)     4.32       3.83       1.35       6.56      (0.79)
Alliance Bond
  Fund unit
  value (Note A):
Beginning of
  Period               73.91      69.85      64.15      58.20      58.41      54.09      50.26      48.91      42.35      43.14
------------------------------------------------------------------------------------------------------------------------------------
End of Period        $ 77.20    $ 73.91    $ 69.85    $ 64.15    $ 58.20    $ 58.41    $ 54.09    $ 50.26    $ 48.91    $ 42.35
====================================================================================================================================
Ratio of expenses
  to average net
  assets (Note B)       0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.36%
Ratio of net
  investment
  income to
  average net
  assets                2.97%      3.75%      5.28%      5.81%      5.13%      5.26%      5.89%      5.81%      6.17%      5.12%
Number of units
  outstanding at
  end of period            0          0          0          0        264      3,003      2,021      2,698      2,392      1,632
Portfolio turnover
  rate (Note D)          427%       458%       212%       337%        88%       133%       188%       137%       288%       264%
====================================================================================================================================



See Notes following tables.


I-1 Appendix: Condensed financial information

SEPARATE ACCOUNT NO. 10 -- POOLED (ALLIANCE BALANCED FUND) OF
THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
            PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)





------------------------------------------------------------------------------------------------------------------------------------
                                                              Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                             2003       2002       2001       2000       1999       1998       1997       1996       1995       1994
------------------------------------------------------------------------------------------------------------------------------------
Income                   $   3.38   $   4.23   $   5.32   $   5.89   $   5.05   $   4.80   $   4.41   $   3.60   $  3.18    $  2.63
Expenses
  (Note B)                  (0.76)     (0.73)     (0.79)     (0.84)     (0.76)     (0.66)     (0.56)     (0.50)    (0.43)     (0.23)
------------------------------------------------------------------------------------------------------------------------------------
Net investment
  income                     2.62      3.50       4.53       5.05       4.29       4.14       3.85       3.10      2.75       2.40
Net realized and unre-
  alized gain (loss)
  on investments
  (Note C)                  21.84     (16.02)    (11.65)     (8.98)    17.51      19.07      10.33       7.66     13.34       (9.48)
------------------------------------------------------------------------------------------------------------------------------------
Net increase
  (decrease) in unit
  value                     24.46     (12.52)     (7.12)     (3.93)    21.80      23.21      14.18      10.76     16.09       (7.08)
Alliance Balanced
  Fund unit value
  (Note A):
Beginning of Period        141.24    153.76     160.88     164.81     143.01     119.80     105.62      94.86     78.77      85.85
------------------------------------------------------------------------------------------------------------------------------------
End of Period              165.70  $ 141.24   $ 153.76   $ 160.88   $ 164.81   $ 143.01   $ 119.80   $ 105.62   $ 94.86    $ 78.77
====================================================================================================================================
Ratio of expenses to
  average net assets
  (Note B)                   0.50%     0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%     0.50%      0.30%
Ratio of net invest-
  ment income to
  average net assets         1.74%     2.39%      2.93%      3.06%      2.88%      3.19%      3.42%      3.13%     3.19%      2.94%
Number of units out-
  standing at end of
  period                    7,314     8,071      6,834      9,759     11,870     29,340     38,304     52,080    73,979     86,914
Portfolio turnover rate
  (Note D)                    339%      288%       168%       145%        95%        89%       165%       177%      170%       107%
====================================================================================================================================



See Notes following tables.


                                   Appendix: Condensed financial information I-2

SEPARATE ACCOUNT NO. 4 -- POOLED (ALLIANCE COMMON STOCK FUND) OF
THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
            PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)





----------------------------------------------------------------------------------------
                                            Year Ended December 31,
----------------------------------------------------------------------------------------
                                2003           2002           2001           2000
----------------------------------------------------------------------------------------
Income                       $    2.37     $     2.07     $     3.00     $     3.61
Expenses
  (Note B)                       (2.55)         (2.58)         (3.29)         (4.02)
----------------------------------------------------------------------------------------
Net investment
  income (loss)                  (0.18)         (0.51)         (0.29)         (0.41)
Net realized and unre-
  alized gain (loss)
  on investments
  (Note C)                      159.26        (167.15)       (137.35)       (149.19)
----------------------------------------------------------------------------------------
Net increase
  (decrease) in unit
  value                         159.08        (167.66)       (137.64)       (149.60)
Alliance Common
  Stock Fund unit
  value
  (Note A):
Beginning of Period             443.82         611.48         749.12         898.72
----------------------------------------------------------------------------------------
End of Period                   602.90     $   443.82     $   611.48     $   749.12
========================================================================================
Ratio of expenses to
  average net assets
  (Note B)                        0.50%          0.50%          0.50%          0.50%
Ratio of net invest-
  ment income (loss)
  to average net
  assets                         (0.03)%        (0.10)%        (0.04)%        (0.05)%
Number of units out-
  standing at end of
  period                         3,370          4,305          5,420          7,195
Portfolio turnover rate
  (Note D)                          51%            39%           132%            48%
========================================================================================


---------------------------------------------------------------------------------------------------
                                                  Year Ended December 31,
---------------------------------------------------------------------------------------------------
                               1999        1998        1997        1996        1995        1994
---------------------------------------------------------------------------------------------------
Income                      $   4.02    $   3.57    $   3.39    $   2.99    $   3.98    $   3.83
Expenses
  (Note B)                     (3.74)      (3.38)      (3.11)      (2.51)      (2.03)      (1.00)
---------------------------------------------------------------------------------------------------
Net investment
  income (loss)                0.28        0.19        0.28        0.48        1.95        2.83
Net realized and unre-
  alized gain (loss)
  on investments
  (Note C)                   233.22       (18.53)    144.74       80.65      108.54        (8.98)
---------------------------------------------------------------------------------------------------
Net increase
  (decrease) in unit
  value                      233.50       (18.34)    145.02       81.13      110.49        (6.15)
Alliance Common
  Stock Fund unit
  value
  (Note A):
Beginning of Period          665.22      683.56      538.54      457.41      346.92      353.07
---------------------------------------------------------------------------------------------------
End of Period               $ 898.72    $ 665.22    $ 683.56    $ 538.54    $ 457.41    $ 346.92
===================================================================================================
Ratio of expenses to
  average net assets
  (Note B)                      0.50%       0.50%       0.50%       0.50%       0.50%       0.30%
Ratio of net invest-
  ment income (loss)
  to average net
  assets                        0.04%       0.03%       0.05%       0.10%       0.49%       0.81%
Number of units out-
  standing at end of
  period                      10,056      17,216      21,142      24,332      25,937      27,438
Portfolio turnover rate
  (Note D)                        72%         71%         62%        105%        108%         91%
===================================================================================================



See Notes following tables.


I-3 Appendix: Condensed financial information

SEPARATE ACCOUNT NO. 3 -- POOLED (ALLIANCE MID CAP GROWTH FUND) OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
            PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)




--------------------------------------------------------------------------------
                                   Year Ended December 31,
--------------------------------------------------------------------------------
                         2003          2002          2001         2000
--------------------------------------------------------------------------------
Income                $    0.42     $    0.36     $    0.80    $   1.70
Expenses
  (Note B)                (0.78)        (0.69)        (0.89)      (1.15)
--------------------------------------------------------------------------------
Net investment
  income
  (loss)                  (0.36)        (0.33)        (0.09)      0.55
Net realized
  and unreal-
  ized gain
  (loss) on
  investments
  (Note C)                82.82        (49.92)       (36.98)     (31.20)
--------------------------------------------------------------------------------
Net increase
  (decrease)
  in unit value           82.46        (50.25)       (37.07)     (30.65)
Alliance Mid
  Cap Growth
  Fund unit
  value
  (Note A):
Beginning of
  Period                 120.44        170.69        207.76     238.41
--------------------------------------------------------------------------------
End of Period         $  202.90     $  120.44     $  170.69    $ 207.76
================================================================================
Ratio of
  expenses to
  average net
  assets
  (Note B)                 0.50%         0.50%         0.50%       0.50%
Ratio of net
  investment
  income
  (loss) to
  average net
  assets                  (0.23)%       (0.24)%       (0.05)%      0.24%
Number of units
  outstanding
  at end of
  period                  4,858         4,909         5,338       7,276
Portfolio turn-
  over rate
  (Note D)                  113%          161%          200%        136%
================================================================================


---------------------------------------------------------------------------------------------
                                            Year Ended December 31,
                        1999        1998         1997         1996        1995        1994
   Income            $   1.61    $   1.42     $    1.08    $   1.33    $   0.98    $   0.71
   Expenses
  (Note B)              (1.06)      (1.13)        (1.13)      (0.98)      (0.75)      (0.37)
---------------------------------------------------------------------------------------------
Net investment
  income
  (loss)                0.55        0.29        (  0.05)      0.35        0.23        0.34
Net realized
  and unreal-
  ized gain
  (loss) on
  investments
  (Note C)             34.80       (31.58)        25.34      38.04       40.49        (5.81)
---------------------------------------------------------------------------------------------
Net increase
  (decrease)
  in unit value        35.35       (31.29)        25.29      38.39       40.72        (5.47)
Alliance Mid
  Cap Growth
  Fund unit
  value
  (Note A):
Beginning of
  Period              203.06      234.35         209.06     170.67      129.95      135.42
---------------------------------------------------------------------------------------------
End of Period       $ 238.41    $ 203.06     $  234.35    $ 209.06    $ 170.67    $ 129.95
=============================================================================================
Ratio of
  expenses to
  average net
  assets
  (Note B)               0.50%       0.50%         0.50%       0.50%       0.50%       0.30%
Ratio of net
  investment
  income
  (loss) to
  average net
  assets                 0.27%       0.13%        (0.02)%      0.18%       0.15%       0.25%
Number of units
  outstanding
  at end of
  period               10,300      21,322        27,762      26,777      26,043      26,964
Portfolio turn-
  over rate
  (Note D)                108%        195%          176%        118%        137%         94%
=============================================================================================



See Notes following tables.


                                   Appendix: Condensed financial information I-4

Notes:

A. The values for a registered Alliance Bond Fund, Alliance Balanced Fund, Alliance Common Stock Fund and Alliance Mid Cap Growth Fund unit on May 1, 1992, January 23, 1985, April 8, 1985 and July 7, 1986, the first date on which payments were allocated to purchase registered units in each Fund, were $36.35, $28.07, $84.15 and $44.82, respectively.

B. Certain expenses under RIA are borne directly by employer plans participating in RIA. Accordingly, those charges and fees discussed in "Charges and expenses" earlier in this prospectus, are not included above and did not affect the Fund unit values. Those charges and fees are recovered by Equitable Life through an appropriate reduction in the number of units credited to each employer plan participating in the Fund unless the charges and fees are billed directly to and paid by the employer. The dollar amount recovered is included under the caption "For Contributions and Withdrawals" as administrative fees and asset management fees in the Statement of Changes in Net Assets for each Fund, which appear in the Financial Statements in the SAI.


  As of June 1, 1994, the annual investment management and financial accounting fee is deducted from the assets of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds and is reflected in the computation of their unit values. If all charges and fees had been made directly against employer plan assets in the Funds and had been reflected in the computation of Fund unit value, RIA registered unit expenses would have amounted to $1.22, $2.53, $8.36 and $2.52 for the year ended December 31, 2003 on a per unit basis for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, respectively. For the same reporting periods, the ratio of expenses to average net assets attributable to registered units would have been (on an annualized basis), 1.61%, 1.68%, 1.64% and 1.62% for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, respectively. (See Note F.)


C. See Note 2 to Financial Statements of Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 (Pooled) which appear in the SAI.

D. The portfolio turnover rate excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. The rate stated is the annual turnover rate for the entire Separate Account Nos. 13 -- Pooled, 10 -- Pooled, 4 -- Pooled and 3 -- Pooled.

E. Income, expenses, gains and losses shown above pertain only to employer plans' accumulations attributable to RIA registered units. Other plans and trusts also participate in Separate Account Nos. 13 -- Pooled, 10 -- Pooled, 4 -- Pooled and 3 -- Pooled and may have operating results and other supplementary data different from those shown above.

F. Because contractholders withdrew their participating interest in Separate Account No. 13 during March of 2000, the per unit data and ratios shown are hypothetical for these registered units. However, the per unit data and ratios developed are based upon actual values for non-registered units of Separate Account No. 13, which carry fees and expenses identical to those imposed upon registered units of the Separate Account.


I-5 Appendix: Condensed financial information

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING




------------------------------------------------------------------------------------------------------------------------------------
                                                                 EQ/Alliance
                                                  EQ/Alliance   Intermediate                  EQ/Alliance    EQ/Alliance EQ/Alliance
                                                    Growth       Government     EQ/Alliance     Premier        Quality    Small Cap
                                   AXA Premier    and Income     Securities   International     Growth          Bond         Growth
                                 VIP High Yield      Fund           Fund           Fund          Fund           Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1994                  $  98.99       $  99.81       $  98.94             --             --      $  99.83            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1994                        --            192             --             --             --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1995                  $ 118.64       $ 123.78       $ 112.07       $ 104.60             --      $ 116.76            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1995                        40          1,323            248             --             --            52            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1996                  $ 145.72       $ 148.57       $ 116.24       $ 114.80             --      $ 122.96            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1996                        69          2,078            593            853             --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1997                  $ 172.55       $ 188.22       $ 124.66       $ 111.25             --      $ 134.14      $ 114.18
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1997                     1,414          6,083            783          1,531             --           270         2,235
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                  $ 163.58       $ 227.38       $ 134.24       $ 122.93             --      $ 145.72      $ 109.25
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                       259          6,500          1,110          1,659             --         1,038         1,625
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 158.02       $ 269.68       $ 134.36       $ 169.30       $ 113.69      $ 142.73      $ 139.67
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                       187          6,182          1,419          1,302             94         4,298         1,064
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $ 144.28       $ 293.68       $ 146.61       $ 130.25       $  92.79      $ 159.04      $ 159.12
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                       414          2,424             --          1,522          1,017         4,295         1,166
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $ 145.57       $ 289.75       $ 158.49       $ 100.42       $  70.55      $ 172.14      $ 138.34
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                       464          2,862             --          1,519          1,220         3,094           475
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $ 141.56       $ 228.60       $ 172.44       $  90.42       $  48.57      $ 185.72      $  96.68
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                       156          2,649             --          3,854          1,226         1,262           593
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $ 173.86       $ 298.75       $ 176.49       $ 122.39       $  59.84      $ 192.69      $ 136.53
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                       143          2,354             --          4,074            480         1,014           365
------------------------------------------------------------------------------------------------------------------------------------



                                   Appendix: Condensed financial information I-6

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)




------------------------------------------------------------------------------------------------------------------------------------
                                                  EQ/Calvert     EQ/Capital     EQ/Capital    EQ/Capital    EQ/Emerging
                                  EQ/Bernstein     Socially       Guardian       Guardian      Guardian      Markets       EQ/Equity
                                  Diversified    Responsible   International     Research        U.S.         Equity         500
                                   Value Fund        Fund           Fund           Fund      Equity Fund       Fund      Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1994                        --             --             --             --            --            --      $ 101.71
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1994                        --             --             --             --            --            --            10
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1995                        --             --             --             --            --            --      $ 138.75
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1995                        --             --             --             --            --            --           641
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1996                        --             --             --             --            --            --      $ 169.72
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1996                        --             --             --             --            --            --         3,856
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1997                        --             --             --             --            --            --      $ 224.89
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1997                        --             --             --             --            --            --         7,176
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                        --             --             --             --            --      $ 111.23      $ 287.87
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                        --             --             --             --            --            --        11,983
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $  95.43       $ 106.58       $ 128.61       $ 105.35      $ 101.11      $ 217.72      $ 346.38
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                        --             --             --             --            --           197        12,855
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $  97.35       $ 103.48       $ 104.06       $ 111.58      $ 104.73      $ 130.53      $ 313.02
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                        --             --              1             --            --           190         5,112
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $  98.39       $  88.27       $  82.32       $ 109.33      $ 102.63      $ 123.81      $ 275.50
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                       156             --            301            263           538           209         3,528
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $  84.97       $  64.92       $  69.94       $  82.36      $  78.34      $ 116.49      $ 214.26
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                       158             --            296            445           646           158         2,322
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $ 109.39       $  83.07       $  92.75       $ 108.30      $ 106.85      $ 181.64      $ 274.41
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                       157             --            293            320           639            66         1,595
------------------------------------------------------------------------------------------------------------------------------------



I-7 Appendix: Condensed financial information

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)




------------------------------------------------------------------------------------------------------------------------------------
                                                                                EQ/Janus
                                                  EQ/FI Mid    EQ/FI Small/   Large Cap    EQ/Lazard                  EQ/Mercury
                                  EQ/Evergreen       Cap         Mid Cap        Growth     Small Cap    EQ/Marsico   Basic Value
                                   Omega Fund       Fund        Value Fund       Fund     Value Fund    Focus Fund   Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1994                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1994                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1995                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1995                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1996                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1996                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1997                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1997                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                        --             --      $ 105.06            --          --            --      $ 107.43
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                        --             --            --            --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 105.75             --      $ 106.96            --    $  97.39            --      $ 127.78
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                        --             --            32            --          --            --           164
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $  93.36       $ 100.42      $ 112.45       $ 84.32    $ 115.42            --      $ 142.86
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                         1             --            32            --          --            --           110
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $  77.48       $  86.96      $ 116.95       $ 64.96    $ 135.90      $ 106.25      $ 150.76
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                        16            123            37            --          57            --         1,078
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $  58.87       $  70.90      $  99.75       $ 45.27    $ 117.08      $  93.97      $ 125.65
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                        59            496           547            --         262            --           228
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $  81.36       $ 101.82      $ 132.94       $ 56.98    $ 160.84      $ 123.22      $ 164.84
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                        80             87           405            19          62            --           192
------------------------------------------------------------------------------------------------------------------------------------






                                   Appendix: Condensed financial information I-8

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)




------------------------------------------------------------------------------------------------------------------------------------
                                                    EQ/MFS                            EQ/Putnam
                                                  Emerging      EQ/MFS                Growth &
                                   EQ/Mercury      Growth    Investors    EQ/Money     Income     EQ/Putnam
                                 International   Companies     Trust       Market      Value      Voyager     EQ/Technology
                                   Value Fund       Fund        Fund        Fund        Fund        Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1994                        --            --          --    $ 102.65          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1994                        --            --          --          28          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1995                        --            --          --    $ 108.49          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1995                        --            --          --       1,374          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1996                        --            --          --    $ 114.22          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1996                        --            --          --       1,397          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1997                        --            --          --    $ 120.35          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1997                        --            --          --       1,351          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                        --      $ 123.19          --    $ 126.71    $ 113.78          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                        --            30          --       1,249          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 136.14      $ 213.94    $ 104.35    $ 132.95    $ 112.24    $ 120.77            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                        26         3,035          --         601          50          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $ 119.37      $ 173.64    $ 103.62    $ 141.19    $ 119.84    $  99.31       $ 79.21
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                       125         3,680         478         438         475         400           532
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $  93.68      $ 114.52    $  87.07    $ 146.56    $ 111.68    $  75.02       $ 59.85
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                       459         2,173         472         653         487         448           678
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $  78.10      $  75.21    $  68.77    $ 148.67    $  90.40    $  55.26       $ 35.44
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                       605         1,328         466       4,189         487         389           742
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $  99.99      $  97.26    $  83.93    $ 149.82    $ 114.64    $  68.49       $ 50.87
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                       430         1,340         415         223         472         498           867
------------------------------------------------------------------------------------------------------------------------------------






I-9 Appendix: Condensed financial information

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                            Page

Fund Information                                                              2
General                                                                       2
Restrictions and requirements of the Alliance Bond, Alliance Balanced, Alliance
 Common Stock and Alliance Mid Cap Growth Funds                               2
Certain investments of the Alliance Bond and Alliance Balanced Funds          2

How we determine the unit value                                               4
Brokerage fees and charges for securities transactions                        5
Additional information about RIA                                              6
Loan provisions                                                               6
Annuity benefits                                                              6

Amount of fixed-annuity payments                                              7

Ongoing operations fee                                                        7
Management for the Alliance Bond, Alliance Balanced, Alliance Common Stock and
 Alliance Mid Cap Growth Funds and Equitable Life                             7
Funds                                                                         7
Distribution of the contracts                                                 7
Equitable Life's pending name change                                          7
Equitable Life                                                                8
Directors                                                                     8
Officer-Directors                                                             9
Other Officers                                                                9
Financial statements index                                                   11

Financial statements                                                     FSA-1


Send or Fax this request form to receive a Statement of Additional Information

To: The Equitable Life Assurance Society of the United States--RIA service office
    200 Plaza Drive--1st Floor
    Secaucus, NJ 07094-3689
    Fax: (201) 583-2304

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me an Retirement Investment Account(R) SAI for May 1, 2004.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip



Client number:
               -----------------------------------------------------------------



(SAI__ (5/04))

Retirement Investment Account(R)



Statement of additional information dated
May 1, 2004




--------------------------------------------------------------------------------


This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for our Retirement Investment Account(R) ("RIA"), dated May 1, 2004 ("prospectus"), and any supplements.


Terms defined in the prospectus have the same meaning in the SAI unless the context otherwise requires.

You can obtain a copy of the prospectus, and any supplements to the prospectus, from us free of charge by writing or calling the RIA service office listed on the back of this SAI, or by contacting your financial professional. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104 and our telephone number is (212) 554-1234.

TABLE OF CONTENTS

Fund information                                                             2
General                                                                      2
Restrictions and requirements of the Alliance Bond
     (Separate Account No. 13), Alliance Balanced
     (Separate Account No. 10), Alliance Common Stock
     (Separate Account No. 4) and Alliance Mid Cap Growth
     (Separate Account No. 3) Funds                                          2
Certain investments of the Alliance Bond and Alliance
     Balanced Funds                                                          2

How we determine the unit value                                              4

Brokerage fees and charges for securities transactions                       5
Additional information about RIA                                             6
Loan provisions                                                              6
Annuity benefits                                                             6
Amount of fixed-annuity payments                                             7
Ongoing operations fee                                                       7
Management for the Alliance Bond, Alliance
     Balanced, Alliance Common Stock and
     Alliance Mid Cap Growth Funds and
     Equitable Life                                                          7
Funds                                                                        7

Distribution of the contracts                                                7
Equitable Life's pending name change                                         7
Equitable Life                                                               8

     Directors                                                               8
     Officer-Directors                                                       9
     Other Officers                                                          9
Financial statements index                                                  11

Financial statements                                                     FSA-1



   Copyright 2004. The Equitable Life Assurance Society of the United States

            1290 Avenue of the Americas, New York, New York 10104.
All rights reserved. Retirement Investment Account(R) is a service mark of The
            Equitable Life Assurance Society of the United States.

SAI 4ACS

                                                                          x00747

FUND INFORMATION

GENERAL

In our prospectus we discuss in more detail, among other things, the structure of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, their investment objectives and policies, including the types of portfolio securities that they may hold and levels of investment risks that may be involved, and investment management. We also summarize certain of these matters with respect to the Investment Funds and their corresponding portfolios. See "Investment options" in the prospectus.


Here we will discuss special restrictions, requirements and transaction expenses that apply to the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, certain investments of the Alliance Bond Fund and determination of the value of units for all Funds, including some historical information. You can find information about the investment objectives and policies, as well as restrictions, requirements and risks pertaining to the corresponding AXA Premier VIP Trust or EQ Advisors Trust portfolio in which the Investment Funds invest in the prospectus and SAI for each Trust.



RESTRICTIONS AND REQUIREMENTS OF THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE MID CAP GROWTH FUNDS

Neither the Alliance Common Stock Fund nor the Alliance Balanced Fund will make an investment in an industry if that investment would cause either Fund's holding in that industry to exceed 25% of either Fund's assets.

The Alliance Bond Fund, Alliance Common Stock Fund and Alliance Mid Cap Growth Fund will not purchase or write puts or calls (options). The Alliance Balanced Fund's investment policies do not prohibit hedging transactions such as through the use of put and call options and stock index or interest rate futures. However, the Alliance Balanced Fund currently has no plans to enter into such transactions.

The following investment restrictions apply to the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. None of those Funds will:

o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Fund and contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract);

o make an investment in order to exercise control or management over a company;

o underwrite the securities of other companies, including purchasing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;

o make short sales, except when the Fund has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as they are in short position;

o trade in commodities or commodity contracts (except the Alliance Balanced Fund is not prohibited from entering into hedging transactions through the use of stock index or interest rate futures);

o purchase real estate or mortgages, except as stated below. The Funds may buy shares of real estate investment trusts listed on stock exchanges or reported on the NASDAQ;

o have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of a registered investment company's outstanding voting securities. The Fund's total holdings of registered investment company securities may not exceed 10% of the value of the Fund's assets;

o purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

o make loans, except loans through the purchase of debt obligations or through entry into repurchase agreements; or

o invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable (The Alliance Common Stock Fund will not invest in restricted securities).


CERTAIN INVESTMENTS OF THE ALLIANCE BOND AND ALLIANCE BALANCED FUNDS

The following are brief descriptions of certain types of investments which may be made by the Alliance Bond and Alliance Balanced Funds and certain risks and investment techniques.

Mortgage pass-through securities. The Alliance Bond and Alliance Balanced Funds may invest in mortgage pass-through securities, which are securities representing interests in pools of mortgages. Principal and interest payments made on the mortgages in the pools are passed through to the holder of such securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, or "GNMA"), or guaranteed by agencies or instrumen-talities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The definition of pass-through mortgage related securities includes adjustable-rate securities ("ARMS"), commercial mortgage-backed securities ("CMBS") and dollar rolls.

Collateralized mortgage obligations. The Alliance Bond and Alliance Balanced Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are debt securities collateralized by underlying mortgage loans or pools of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA and are generally issued by limited purpose finance subsidiaries of U.S. Government instrumentalities. CMOs are not, however, mortgage pass-through securities. Rather, they are pay-through securities, i.e., securities backed by the cash flow from the underlying mortgages. Investors in CMOs are not owners of the underlying mortgages, which serve as collateral for such debt securities, but are simply owners of a debt security backed by such pledged assets. CMOs are typically structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal payments only after the shorter class or classes have been retired.

Asset-backed securities. The Alliance Bond and Alliance Balanced Funds may purchase asset-backed securities that represent either fractional interests or participation in pools of leases, retail installment loans or revolving credit receivables held by a trust or limited purpose finance subsidiary. Such asset-backed securities may be secured by the underlying assets (such as Certificates for Automobile Receivables) or may be unsecured (such as Credit Card Receivable Securities). Depending on the structure of the asset-backed security, monthly or quarterly payments of principal and interest or interest only are passed through like mortgage pass-through securities or paid through (like CMOs) to certificate holders. Asset-backed securities may be guaranteed up to certain amounts by guarantees, insurance or letters of credit issued by a financial institution affiliated or unaffiliated with the originator of the pool.

Underlying automobile sales contracts and credit card receivables are, of course, subject to prepayment (although to a lesser degree than mortgage pass-through securities), which may shorten the securities' weighted average life and reduce their overall return to certificate holders. Certificate holders may also experience delays in payment if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing credit support enhancement for the pool. If consistent with its investment objective and policies, the Alliance Bond and Alliance Balanced Funds may invest in other asset-backed securities that may be developed in the future.

Zero coupon bonds. The Alliance Bond and Alliance Balanced Funds may invest in zero coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero coupon bonds may originate as such or may be created by stripping an outstanding bond. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.

Repurchase agreements. In repurchase agreements, the Alliance Bond or Alliance Balanced Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a future date. During the term of the repurchase agreement the Fund retains the securities subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the securities subject to the agreement and requires the seller to deposit with the Fund collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. We evaluate the creditworthiness of sellers with whom we enter into repurchase agreements. Such transactions afford an opportunity for the Fund to earn a fixed rate of return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase. The Funds currently treat repurchase agreements maturing in more than seven days as illiquid securities.

Debt securities subject to prepayment risks. Mortgage pass-through securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the Alliance Balanced Fund and Alliance Bond Fund may invest are subject to prepayments prior to their stated maturity. The Fund usually is unable to accurately predict the rate at which prepayments will be made, which rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the Fund. Moreover, securities that may be prepaid tend to increase in value less during times of declining interest rates, and to decrease in value more during times of increasing interest rates, than do securities that are not subject to prepayment.

When-issued and delayed delivery securities. The Alliance Bond and Alliance Balanced Funds may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the market value of such securities at the time of settlement may be more or less than the purchase price then payable. When a Fund engages in when-issued or delayed delivery transactions, the Fund relies on the other party to consummate the transaction. Failure to consummate the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Fund may close out its position prior to the settlement date. The Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.

Foreign currency forward contracts. The Alliance Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. Generally, such forward contracts will be for a period of less than three months. The Fund will enter into such forward contracts for hedging purposes only. These transactions will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. Forward contracts are traded in the inter-bank market, and not on organized commodities or securities exchanges. Accordingly, the Fund is dependent upon the good faith and creditworthiness of the other party to the transaction, as evaluated by the Fund's Manager. To the extent inconsistent with any restrictions in the SAI concerning the Fund's trading in foreign exchange, this paragraph will control.

Hedging transactions. The Alliance Balanced Fund may engage in hedging transactions which are designed to protect against anticipated adverse price movements in securities owned or intended to be purchased by the Fund. When interest rates go up, the market value of outstanding debt securities declines and vice versa. In recent years the volatility of the market for debt securities has increased significantly, and market prices of longer-term obligations have been subject to wide fluctuations, particularly as contrasted with those of short-term instruments. The Fund will take certain risks into consideration when determining which, if any, options or financial futures contracts it will use. If the price movements of hedged portfolio securities are in fact favorable to the Fund, the hedging transactions will tend to reduce and may eliminate the economic benefit to the Fund which otherwise would result. Also, the price movements of options and futures used for hedging purposes may not correlate as anticipated with price movements of the securities being hedged. This can make a hedge transaction less effective than anticipated and could result in a loss. The options and futures markets can sometimes become illiquid and the exchanges on which such instruments are traded may impose trading halts or delays on the exercise of options and liquidation of futures positions in certain circumstances. This could in some cases operate to the Fund's detriment.


HOW WE DETERMINE THE UNIT VALUE

In our prospectus, we discuss how employer plan assets are put into and taken out of the Funds by the purchase and redemption of units under the contracts, respectively. See "How we value your plan balances" in the prospectus. Here we will discuss how we determine the value of units.

When contributions are invested in the Funds, the number of units outstanding attributable to each Fund is correspondingly increased; and when amounts are withdrawn from one of these Funds, the number of units outstanding attributable to that Fund is correspondingly decreased.

For the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, the unit values reflect investment performance and investment management and financial accounting fees. We determine the respective unit values for these Funds by multiplying the unit value for the preceding business day by the net investment factor for that subsequent day. We determine the net investment factor as follows:

o First, we take the value of the Fund's assets at the close of business on the preceding business day.

o Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which the net investment factor is being determined.

o Then, we subtract the capital losses, realized and unrealized, and investment management and financial accounting fees charged to the Fund during that business day.

o Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.

Prior to June 1, 1994, for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, the investment management and financial accounting fees were deducted monthly from employer plan balances in these Funds.

Assets of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds are valued as follows:

o Common stocks and other equity-type securities listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ system are valued at the last sale price or, if no sale, at the latest available bid price. Other unlisted securities reported on the NASDAQ system are valued at inside (highest) quoted bid prices.

o Foreign securities not traded directly, or in American Depository Receipt form in the United States are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.

o United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

o Long-term (maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used.

o Short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities maturing in more than 60 days are valued at representative quoted prices. As of January 1, 2002, the Funds acquire short-term debt securities directly. See "Investment options" in the prospectus.

o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no last sale, at the latest available bid price.

o Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

The unit value for a Fund of Separate Account No. 66 for any business day together with any preceding non-business days ("valuation period") is equal to the unit value for the preceding valuation period multiplied by the net investment factor for that Investment Fund for that valuation period. The net investment factor for a valuation period is:

       (a / b)   - c

where:


(a) is the value of the Fund's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and other expenses of each Trust.


(b) is the value of the Fund's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts are allocated or withdrawn for that valuation period).

(c) is the daily factor for the separate account administrative charge multiplied by the number of calendar days in the valuation period.


Our investment officers and each Trust's investment adviser determine in good faith the fair value of securities and other assets that do not have a readily available market price in accordance with accepted accounting practices and applicable laws and regulations.



BROKERAGE FEES AND CHARGES FOR SECURITIES TRANSACTIONS


We discuss in the prospectus that we are the investment manager of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. As the investment manager of these Funds, we invest and reinvest the assets of these Funds in a manner consistent with the policies described in the prospectus. In providing these services we currently use the personnel and facilities of our majority-owned subsidiary, Alliance Capital Management L.P. ("Alliance"), for portfolio selection and transaction services, including arranging the execution of portfolio transactions. Alliance is also an adviser for certain portfolios in EQ Advisors Trust and AXA Premier VIP Trust. Information on brokerage fees and charges for securities transactions for the Trusts' portfolios is provided in the prospectus for each Trust.


The Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds are charged for securities brokers commissions, transfer taxes and other fees and expenses relating to their operation. Transactions in equity securities for a Fund are executed primarily through brokers which receive a commission paid by the Fund. Brokers are selected by Alliance. Alliance seeks to obtain the best price and execution of all orders placed for the portfolio of the Funds, considering all the circumstances. If transactions are executed in the over-the-counter market Alliance will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by Alliance. Although these concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds, they are effected only when it is believed that to do so is in the best interest of the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the accounts or clients in a fair manner.

We try to choose only brokers which we believe will obtain the best prices and executions on securities transactions. Subject to this general requirement, we also consider the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors we use in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability and professional stature.

The receipt of research services from brokers tends to reduce our expenses in managing the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. We take this into account when setting the expense charges. Brokers who provide research services may charge somewhat higher commissions than those who do not. However, we will select only brokers whose commissions we believe are reasonable in all the circumstances.

We periodically evaluate the services provided by brokers and prepare internal proposals for allocating among those various brokers business for all the accounts we manage or advise. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by us. Generally, we do not tell brokers that we will try to allocate a particular amount of business to them. We do occasionally let brokers know how their performance has been evaluated.

Research information that we obtain may be used in servicing all clients or accounts under our management, including our general account. Similarly, we will not necessarily use all research provided by a broker or dealer with which the Funds transact business in connection with those Funds.

Transactions for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), we seek to obtain prompt execution in an effective manner at the best price. Subject to this general objective, we may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for clients or accounts we manage, we may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.


For the years ended December 31, 2003, 2002 and 2001, total brokerage commissions for Separate Account No. 10 -- Pooled were $78,626, $85,206 and $84,086, respectively; for Separate Account No. 4 -- Pooled were $929,767, $1,298,849 and $3,576,437, respectively; for Separate Account No. 3 -- Pooled were $466,820, $522,922 and $317,615, respectively; and for Separate Account No. 13 -- Pooled were $-0-, $-0-, and $ -0-, respectively. For the fiscal year ended December 31, 2003, commissions of $48,690, $350,047 and $192,041 were paid to brokers providing research services to Separate Account No. 10 -- Pooled, Separate Account No. 4 -- Pooled and Separate Account No. 3 -- Pooled, respectively, on portfolio transactions of $37,692,860, $664,462,701 and $211,832,029, respectively.




ADDITIONAL INFORMATION ABOUT RIA

LOAN PROVISIONS

Loans to plan trustees on behalf of participants are permitted in our RIA program. It is the plan administrator's responsibility to administer the loan program.

The following are important features of the RIA loan provision:

o We will only permit loans from the guaranteed interest option. If the amount requested to be borrowed plus the loan fee and loan reserve we discuss below is more than the amount available in the guaranteed interest option for the loan transaction, the employer can move the additional amounts necessary from one or more Funds to the guaranteed interest option.

o The plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

o Repayment of loan principal and interest can be made only to the guaranteed interest option. The employer must identify the portion of the repayment amount which is principal and which is interest.

o Upon repayment of a loan amount, any repayment of loan principal and loan reserve (see below) taken from one or more Funds for loan purposes may be moved back to a Fund.

o We charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made. The contingent withdrawal charge will be applied to any unpaid principal, as if the amount had been withdrawn on the day the principal payment was due. See "Charges and expenses" in the prospectus.

o The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances in all the investment options for a participant. An employer plan, the Code and the DOL (as described in "Tax information" in the prospectus) may impose additional conditions or restrictions on loan transactions.

o On the date a loan is made, we create a loan reserve account in the guaranteed interest option in an amount equal to 10% of the loan amount. The 10% loan reserve is intended to cover (1) the ongoing operations fee applicable to amounts borrowed, (2) the possibility of our having to deduct applicable contingent withdrawal charges (see "Charges and expenses" in the prospectus) and (3) the deduction of any other withholdings, if required. The loan amount will not earn any interest under the contracts while the loan is outstanding. The amount of the loan reserve will continue to earn interest at the guaranteed interest option rate applicable for the employer plan.

o The ongoing operations fee will apply to the sum of the investment option balances (including the loan reserve) plus any unpaid loan principal. If the employer plan is terminated or any amount is withdrawn, or if any withdrawal from RIA results in the reduction of the 10% loan reserve amount in the guaranteed interest option, during the time a loan is outstanding, the contingent withdrawal charge will be applied to any principal loan balances outstanding as well as to any employer plan balances (including the loan reserve) in the investment options. See "Charges and expenses" in the prospectus.


ANNUITY BENEFITS

Subject to the provisions of an employer plan, we have available under RIA the following forms of fixed annuities.

o Life annuity: An annuity which guarantees a lifetime income to the retired employee-participant ("annuitant") and ends with the last monthly payment before the annuitant's death. There is no death benefit associated with this annuity form and it provides the highest monthly amount of any of the guaranteed life annuity forms. If this form of annuity is selected, it is possible that only one payment will be made if the annuitant dies after that payment.

o Life annuity -- period certain: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies during a previously selected minimum payment period, continuation of payments to a designated beneficiary for the balance of the period. The minimum period is usually 5, 10, 15 or 20 years.


o Life annuity -- refund certain: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies before the initial single premium has been recovered, payments will continue to a designated beneficiary until the single premium has been recovered. If no beneficiary survives the annuitant, the refund will be paid in one lump sum to the estate.

o Period certain annuity: Instead of guaranteed lifetime income, this annuity form provides for payments to the annuitant over a specified period, usually 5, 10, 15 or 20 years, with payments continuing to the designated beneficiary for the balance of the period if the annuitant dies before the period expires.


o Qualified joint and survivor life annuity: This annuity form guarantees lifetime income to the annuitant, and, after the annuitant's death, the continuation of income to the surviving spouse. Generally, unless a married annuitant elects otherwise with the written consent of his spouse, this will be the form of annuity payment. If this form of annuity is selected, it is possible that only one payment will be made if both the annuitant and the spouse die after that payment.

All of the forms outlined above (with the exception of qualified joint and survivor life annuity) are available as either Single or Joint life annuities. We offer other forms not outlined here. Your financial professional can provide details.


AMOUNT OF FIXED-ANNUITY PAYMENTS

Our forms of a fixed annuity provide monthly payments of specified amounts. Fixed-annuity payments, once begun, will not change. The size of payments will depend on the form of annuity that is chosen, our annuity rate tables in effect when the first payment is made, and, in the case of a life income annuity, on the annuitant's age. The tables in our contracts show monthly payments for each $1,000 of proceeds applied under an annuity. If our annuity rates in effect on the annuitant's retirement date would yield a larger payment, those current rates will apply instead of the tables. Our annuity rate tables are designed to determine the amounts required for the annuity benefits elected and for administrative and investment expenses and mortality and expense risks. Under our contracts we can change the annuity rate tables every five years. Such changes would not affect annuity payments being made.


ONGOING OPERATIONS FEE

We determine the ongoing operations fee based on the combined net balances of an employer plan in all the investment options (including any outstanding loan balances) at the close of business on the last business day of each month. For employer plans that adopted RIA on or before February 9, 1986, we use the rate schedule set forth below, and apply it to the employer plan balances at the close of business on the last business day of the following month. For employer plans that adopted RIA after February 9, 1986 we use the rate schedule set forth in the prospectus. See "Charges and expenses" in the prospectus.


-------------------------------------------------
      Combined balance              Monthly
   of investment options              rate
-------------------------------------------------
First           $150,000         1/12 of 1.25%
Next            $350,000         1/12 of 1.00%
Next            $500,000         1/12 of 0.75%
Next          $1,500,000         1/12 of 0.50%
Over          $2,500,000         1/12 of 0.25%
-------------------------------------------------

MANAGEMENT FOR THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE MID CAP GROWTH FUNDS AND EQUITABLE LIFE

FUNDS


In the Prospectus we give information about us, the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds and how we, together with Alliance, provide investment management for the investments and operations of these Funds. See "More information" in the prospectus. The amounts of the investment management and financial accounting fees we received from employer plans participating through registered contracts in the Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds in 2003 were $6,150, $9,082 and $3,707, respectively; in 2002 were $5,143, $12,781 and
$3,465, respectively; in 2001 were $6,235, $20,542 and $5,630, respectively.
The amount of such fees received under the Alliance Bond Fund in 2003, 2002 and 2001 were $0, $0 and $-0-, respectively.


DISTRIBUTION OF THE CONTRACTS

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2003, 2002 and 2001. Equitable Life paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts $562,696,578 in 2003, $536,113,253 in 2002 and $543,488,990 in 2001. Of these amounts, AXA Advisors retained $287,344,634, $283,213,274 and $277,057,837, respectively.


EQUITABLE LIFE'S PENDING NAME CHANGE

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."

EQUITABLE LIFE


We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of Equitable and/or its affiliates in various executive positions during the last five years.



------------------------------------------------------------------------------------------------------------------------------------
 Directors
 Name                   Age   Principal occupation
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries       49    Chairman of the Board, AXA Financial, Inc.; Chairman of the Management Board of AXA; prior thereto, CEO, AXA.
------------------------------------------------------------------------------------------------------------------------------------
Claus-Michael Dill      50    Chairman of the Management Board of AXA Konzern AG; prior thereto, member of the Holding
                              Management Board of Gerling-Konzern in Cologne.
------------------------------------------------------------------------------------------------------------------------------------
Joseph L. Dionne        70    Retired Chairman and Chief Executive Officer, The McGraw-Hill Companies.
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne           50    Executive Vice President, AXA; Member, AXA Executive Committee; prior thereto, Member of the AXA
                              Management Board and Chief Financial Officer.
------------------------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou       64    Chairman and Chief Executive Officer, Vivendi Universal and Vice Chairman of the Supervisory Board,
                              Aventis; prior thereto, Chairman and Chief Executive Officer, Rhone-Poulenc, S.A.
------------------------------------------------------------------------------------------------------------------------------------
Donald J. Greene        70    Counsel, LeBoeuf, Lamb, Greene & MacRae; prior thereto, Of Counsel and Partner of the firm.
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson   53    Retired Corporate Vice President, Core Business Development of Bestfoods (formerly CPC
                              International, Inc.); prior thereto, Vice President and President, Bestfoods Grocery.
------------------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain        65    President, Jarmain Group Inc.
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin          60    Special Assistant to the President, St. John's University; prior thereto, Dean, Peter J. Tobin College of Business, St. John's University; prior thereto, Chief Financial Officer, Chase Manhattan Corp.
------------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert        57    Chairman, Alliance Capital Management Corporation. Former Chief Executive Officer.
------------------------------------------------------------------------------------------------------------------------------------
John C. Graves          40    President and Chief Operating Officer, Graves Ventures, LLC. Chief of Staff, Earl G. Graves, Ltd. and
                              President of Black Enterprise Unlimited.
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins        56    Senior Advisor, Morgan Stanley. Prior thereto, President and Chief Operating Officer -- Individual
                              Investor Group, Morgan Stanley Dean Witter.
------------------------------------------------------------------------------------------------------------------------------------
Christina Johnson       53    Former President and Chief Executive Officer, Saks Fifth Avenue Enterprises. Prior thereto, President and CEO, Saks Fifth Avenue.
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller         51    Vice Chairman, Hyatt Hotels Corporation; prior thereto, President, Hyatt Hotels Corporation; Executive
                              Vice President, Hyatt Development Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia        54    Chief Executive Officer, Ameritrade Holding Corporation; prior thereto, Senior Vice President, Merrill
                              Lynch & Co., Inc..
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 Officer-Directors
 Name                    Age Principal occupation
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron   56  Director, Chairman of the Board, President and Chief Executive Officer, Equitable Life and AXA
                             Financial Services, LLC; Director, President and Chief Executive Officer, AXA Financial, Inc., Director
                             Chairman of the Board, President and Chief Executive Officer, The Equitable of Colorado, Inc. and
                             AXA Distribution Holding Company; prior thereto, President and Chief Operating Officer, Mellon
                             Financial Corporation and Chairman and Chief Executive Officer, Dreyfus Corp.
------------------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin         54  Vice Chairman of the Board and Chief Financial Officer of Equitable Life, AXA Financial, Inc. and AXA
                             Financial Services, LLC; Executive Vice President and Member of the Executive Committee of AXA;
                             prior thereto, Co-Chairman of the Insurance Consulting and Actuarial Practice of Coopers & Lybrand,
                             L.L.P.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 Other Officers
 Name                 Age  Principal occupation
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis        57   Executive Vice President and AXA Group Deputy Chief Information Officer, Equitable Life and AXA
                           Financial Services, LLC; Director, Chief Executive Officer and President of AXA Technology Services of
                           America, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz          58   Senior Vice President, Equitable Life, AXA Financial, Inc. and AXA Financial Services, LLC; Director and
                           Executive Vice President, AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne        48   Senior Vice President and Treasurer, Equitable Life, AXA Financial, Inc., AXA Financial Services, LLC
                           and The Equitable of Colorado, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Judy A. Faucett       55   Senior Vice President of Equitable Life and AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel     59   Senior Vice President and Controller of Equitable Life, AXA Financial, Inc. and AXA Financial Services,
                           LLC.
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora         57   Senior Vice President and Auditor of Equitable Life, AXA Financial, Inc. and AXA Financial Services,
                           LLC.
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Kaplan      49   Senior Vice President, Chief Compliance Officer and Associate General Counsel of Equitable Life and
                           AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Peter D. Noris        48   Executive Vice President and Chief Investment Officer of Equitable Life, AXA Financial, Inc. and AXA
                           Financial Services, LLC; Chairman and Trustee of EQ Advisors Trust; Executive Vice President and Chief
                           Investment Officer of The Equitable of Colorado, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale   56   Senior Vice President of Equitable Life and AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Pauline Sherman       60   Senior Vice President, Secretary and Associate General Counsel of Equitable Life, AXA Financial, Inc.,
                           AXA Financial Services, LLC; and The Equitable of Colorado, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver     48   Executive Vice President and General Counsel, Equitable Life, AXA Financial, Inc., AXA Financial
                           Services, LLC and The Equitable of Colorado, Inc.; Director, AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer L. Blevins   46   Executive Vice President, Equitable Life and AXA Financial Services, LLC; prior thereto, Senior Vice
                           President and Managing Director, Worldwide Human Resources, Chubb and Son, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell     46   Executive Vice President, Equitable Life and AXA Financial Services, LLC; prior thereto, Controller and
                           Senior Vice President, GreenPoint Financial/GreenPoint Bank.
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust       51   Senior Vice President and Deputy General Counsel, Equitable Life, AXA Financial, Inc. and AXA
                           Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
William I. Levine     60   Executive Vice President and Chief Information Officer, Equitable Life and AXA Financial Services, LLC;
                           prior thereto, Senior Vice President, Paine Webber.
------------------------------------------------------------------------------------------------------------------------------------
Deanna M. Mulligan    40   Executive Vice President, Equitable Life and AXA Financial Services, LLC; prior thereto, Principal,
                           McKinsey and Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Jerald E. Hampton     49   Executive Vice President, Equitable Life and AXA Financial Services, LLC; Director and Vice Chairman
                           of the Board, AXA Advisors, LLC; Director, Chairman and CEO, AXA Network, LLC; Director and
                           Chairman of the Board of AXA Distributors, LLC; prior thereto, Executive Vice President and Director of the Private Client Financial Services Division, Salomon Smith Barney.
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino     45   Senior Vice President and Actuary, Equitable Life and AXA Financial Services, LLC; prior thereto, Vice
                           President of Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Retirement Investment Account(R)
--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT UNITS OF INTEREST
                         UNDER GROUP ANNUITY CONTRACTS



                                                        FUNDS
------------------------------------------------------------------------------------------------------------------

Pooled Separate Accounts                                         Separate Account No. 66

o  Alliance Balanced, Separate Account No. 10 -- Pooled          o  AXA Premier VIP High Yield
o  Alliance Bond, Separate Account No. 13 -- Pooled              o  AXA Premier VIP Technology*
o  Alliance Common Stock, Separate Account No. 4 -- Pooled       o  EQ/Alliance Growth and Income
o  Alliance Mid Cap Growth, Separate Account No. 3 -- Pooled     o  EQ/Alliance Intermediate Government Securities
                                                                 o  EQ/Alliance International
                                                                 o  EQ/Alliance Premier Growth
                                                                 o  EQ/Alliance Quality Bond
                                                                 o  EQ/Alliance Small Cap Growth
                                                                 o  EQ/Bernstein Diversified Value
                                                                 o  EQ/Calvert Socially Responsible
                                                                 o  EQ/Capital Guardian International
                                                                 o  EQ/Capital Guardian Research
                                                                 o  EQ/Capital Guardian U.S. Equity
                                                                 o  EQ/Emerging Markets Equity
                                                                 o  EQ/Equity 500 Index
                                                                 o  EQ/Evergreen Omega
                                                                 o  EQ/FI Mid Cap
                                                                 o  EQ/FI Small/Mid Cap Value
                                                                 o  EQ/Janus Large Cap Growth
                                                                 o  EQ/Lazard Small Cap Value
                                                                 o  EQ/Marsico Focus
                                                                 o  EQ/Mercury Basic Value Equity
                                                                 o  EQ/Mercury International Value
                                                                 o  EQ/MFS Emerging Growth Companies
                                                                 o  EQ/MFS Investors Trust
                                                                 o  EQ/Money Market
                                                                 o  EQ/Putnam Growth & Income Value
                                                                 o  EQ/Putnam Voyager
                                                                 o  EQ/Technology*





* The EQ/Technology investment option will be merged into the AXA Premier VIP Technology investment option. See "Combination of certain investment options" in the prospectus.



                                       OF
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                RIA service office:            Contributions only:      Express Mail Contributions only:
                    Equitable Life                Equitable Life                  Bank One, NA
                 RIA Service Office                  RIA/EPP         300 Harmon Meadow Boulevard, 3rd Floor
            200 Plaza Drive, 1st Floor            P.O. Box 13503                 Attn: Box 13503
              Secaucus, NJ 07094-3689            Newark, NJ 07188              Secaucus, NJ 07094
                Tel.: (800) 967-4560
                   (201) 583-2302
         (9 A.M. to 5 P.M. Eastern time)
                Fax: (201) 583-2304
(To obtain pre-recorded Fund unit values, use
       our toll-free number listed above)

                                                                             10


------------------------------------------------------------------------------------------------------------------------------------
                                                  Financial statements index
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Page
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Nos. 13 (Pooled),   Report of Independent Auditors -- .....................................................   FSA-1
10 (Pooled), 4 (Pooled), 3 (Pooled)
and 66 (Pooled)
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)     Statement of Assets and Liabilities, December 31, 2003 ................................       2
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2003 ..........................       3
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2003 and 2002 ......................................................       4
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2003 ...........................................       5
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)     Statement of Assets and Liabilities, December 31, 2003 ................................      10
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2003 ..........................      11
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2003 and 2002 ......................................................      12
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2003 ...........................................      13
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)      Statement of Assets and Liabilities, December 31, 2003 ................................      22
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2003 ..........................      23
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2003 and 2002 ......................................................      24
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2003 ...........................................      25
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)      Statement of Assets and Liabilities, December 31, 2003 ................................      27
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Operations for the Year Ended December 31, 2003 .........................      28
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2003 and 2002 ......................................................      29
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2003 ...........................................      30
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 66 (Pooled)     Statements of Assets and Liabilities, December 31, 2003 ...............................      32
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Operations for the Year Ended December 31, 2003 .........................      39
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2003 and 2002 ......................................................      46
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Nos. 13 (Pooled),   Notes to Financial Statements .........................................................      56
10 (Pooled), 4 (Pooled), 3 (Pooled)
and 66 (Pooled)
------------------------------------------------------------------------------------------------------------------------------------
The Equitable Life Assurance         Report of Independent Auditors -- .....................................................     F-1
Society of the United States         -----------------------------------------------------------------------------------------------
                                     Consolidated Balance Sheets as of December 31, 2003 and 2002 ..........................     F-2
                                     -----------------------------------------------------------------------------------------------
                                     Consolidated Statements of Earnings for the Years
                                     Ended December 31, 2003, 2002 and 2001 ................................................     F-3
                                     -----------------------------------------------------------------------------------------------
                                     Consolidated Statements of Shareholder's Equity for the Years
                                     Ended December 31, 2003, 2002 and 2001 ................................................     F-4
                                     -----------------------------------------------------------------------------------------------
                                     Consolidated Statements of Cash Flows for the Years
                                     Ended December 31, 2003, 2002 and 2001 ................................................     F-5
                                     -----------------------------------------------------------------------------------------------
                                     Notes to Consolidated Financial Statements ............................................     F-7
------------------------------------------------------------------------------------------------------------------------------------
                                     The financial statements of the Funds reflect fees, charges and other expenses of the
                                     Separate Accounts applicable to contracts under RIA as in effect during the periods covered, as well as the expense charges made in accordance with the terms of all other contracts participating in the respective Funds.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         Report of Independent Auditors


To the Board of Directors of The Equitable Life Assurance
Society of the United States and the Contractowners of Separate Account Nos. 13, 10, 4, 3, and 66 of the Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Separate Account Nos. 13 (Pooled) (The Alliance Bond Fund), 10 (Pooled) (The Alliance Balanced Fund), 4 (Pooled) (The Alliance Common Stock Fund), 3 (Pooled) (The Alliance Mid Cap Growth Fund) and 66 of The Equitable Life Assurance Society of the United States ("Equitable Life") at December 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 9, 2004

                                      FSA-1

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)

(The Alliance Bond Fund)
of The Equitable Life Assurance Society of the United States

Statement of Assets and Liabilities
December 31, 2003
----------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Long-term debt securities - at value (amortized cost: $113,871,030)......  $117,141,878
 Short-term debt securities - at value (amortized cost: $4,299,857) ......     4,299,857
Cash .....................................................................        69,947
Interest and other receivable ............................................     1,163,764
----------------------------------------------------------------------------------------
Total assets .............................................................   122,675,446
----------------------------------------------------------------------------------------
Liabilities:
Due to Equitable Life's General Account ..................................           543
Accrued expenses .........................................................        56,696
----------------------------------------------------------------------------------------
Total liabilities ........................................................        57,239
----------------------------------------------------------------------------------------
Net Assets ...............................................................  $122,618,207
========================================================================================


                                                       Units Outstanding   Unit Values
                                                       -----------------   -----------
Institutional .......................................       15,072         $ 8,099.71
Momentum Strategy ...................................        3,372             132.03
RIA .................................................        1,152              77.20

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
(The Alliance Bond Fund)
of The Equitable Life Assurance Society of the United States

Statement of Operations
Year Ended December 31, 2003
-------------------------------------------------------------------------------------
Investment Income (Note 2): -- Interest ...............................  $  4,596,757
-------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees ............................................          (808)
Operating and expense charges .........................................       (66,517)
-------------------------------------------------------------------------------------
Total expenses ........................................................       (67,325)
-------------------------------------------------------------------------------------
Net investment income .................................................     4,529,432
-------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security transactions ..............................     3,090,587
Change in unrealized appreciation/depreciation of investments .........    (1,382,730)
-------------------------------------------------------------------------------------
Net realized and unrealized gain on investments .......................     1,707,857
-------------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations .................  $  6,237,289
=====================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)

(The Alliance Bond Fund)
of The Equitable Life Assurance Society of the United States

Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------
                                                                                           Year Ended December 31,
                                                                                               2003            2002
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income ................................................................  $   4,529,432   $   5,146,651
Net realized gain on investments .....................................................      3,090,587       1,294,581
Change in unrealized appreciation/depreciation of investments ........................     (1,382,730)      2,710,923
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to operations ................................      6,237,289       9,152,155
---------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions ........................................................................     17,047,804      75,400,133
Withdrawals ..........................................................................    (60,506,675)    (28,054,425)
Asset management fees ................................................................       (429,375)       (411,412)
Administrative fees ..................................................................         (1,716)         (7,704)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to contributions and withdrawals ..    (43,889,962)     46,926,592
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ....................................................    (37,652,673)     56,078,747
Net Assets - Beginning of Year .......................................................    160,270,880     104,192,133
---------------------------------------------------------------------------------------------------------------------
Net Assets - End of Year .............................................................  $ 122,618,207   $ 160,270,880
=====================================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
(The Alliance Bond Fund)
of The Equitable Life Assurance Society of the United States


Portfolio of Investments -- December 31, 2003

--------------------------------------------------------------------------------
                                             Principal             Value
                                               Amount             (Note 2)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
AEROSPACE & DEFENSE (0.6%)
Aerospace (0.6%)
Boeing Capital Corp.
   4.75%, 8/25/08 ....................       $  180,000      $ 185,691
Raytheon Co.
   4.85%, 1/15/11 ....................          490,000        490,648
                                                             ---------
                                                               676,339
                                                             ---------
ASSET BACKED SECURITIES (5.8%)
Chase Funding Mortgage Loan
   1.26%, 2/25/21 ....................          642,011        641,882
Countrywide Asset Backed Certificate
   1.249%, 10/25/19 ..................          308,618        308,632
DaimlerChrysler Auto Trust
   2.86%, 3/08/09 ....................          845,000        844,761
Fleet Credit Card Master Trust II
   5.6%, 12/15/08 ....................        1,860,000      1,987,369
Honda Auto Receivables Owner Trust
   2.19%, 5/15/07 ....................          340,000        340,495
Master Asset Backed Securities Trust I
   1.29%, 3/25/20 ....................          275,985        275,899
MBNA Credit Card Master Note Trust
   2.75%, 10/15/10 ...................          985,000        957,957
Residential Asset Mortgage
    Products, Inc.:
   1.27%, 7/25/18 ....................          315,442        315,283
   1.309%, 10/25/22 ..................          278,950        278,950
Structured Asset Investment Loan Trust
   1.249%, 7/25/33 ...................          452,963        452,657
World Omni Auto Receivables Trust:
   2.2%, 1/15/08 .....................          245,000        244,977
   2.87%, 11/15/10 ...................          470,000        469,860
                                                             ---------
                                                             7,118,722
                                                             ---------
BASIC INDUSTRIES (1.0%)
Chemicals (0.3%)
Praxair, Inc.
   2.75%, 6/15/08 ....................          350,000        338,176
                                                             ---------
Mining & Metals (0.2%)
Alcan, Inc.
   4.5%, 5/15/13 .....................          230,000        221,642
                                                             ---------
Paper & Forest Products (0.5%)
International Paper Co.
   5.85%, 10/30/12 ...................          345,000        359,430
Weyerhaeuser Co.
   6.75%, 3/15/12 ....................          305,000        332,737
                                                             ---------
                                                               692,167
                                                             ---------
                                                             1,251,985
                                                             ---------


--------------------------------------------------------------------------------
                                             Principal             Value
                                               Amount             (Note 2)
--------------------------------------------------------------------------------
CAPITAL GOODS (1.6%)
Pollution Control (0.4%)
Waste Management, Inc.
   6.875%, 5/15/09 ...................       $  475,000      $ 530,946
                                                             ---------
Miscellaneous (1.2%)
General Electric Co.:
   1.22%, 10/24/05 ...................          620,000        620,217
   5.0%, 2/01/13 .....................          370,000        374,194
Hutchison Whampoa International Ltd.
   6.5%, 2/13/13 .....................          485,000        505,129
                                                             ---------
                                                             1,499,540
                                                             ---------
                                                             2,030,486
                                                             ---------
COMMERCIAL MORTGAGE
    BACKED SECURITIES (5.2%)
First Union-Lehman Brothers-Bank
    of America
   Series 1998-C2, Class A4
   6.56%, 11/18/35 ...................        1,190,000      1,327,388
GS Mortgage Securities Corp. II
   Series 2003-C1, Class A2A
   3.59%, 1/10/40 ....................        1,320,000      1,324,680
Merrill Lynch Mortgage Trust
   Series 2003-Key1, Class A4
   5.236%, 11/12/35 ..................          765,000        784,954
Morgan Stanley Capital I
   Series 2003-T11, Class A4
   5.15%, 6/13/41 ....................        1,300,000      1,332,177
Nomura Asset Securities Corp.
   Series 1998-D6, Class A1B
   6.59%, 3/15/30 ....................        1,400,000      1,566,669
                                                             ---------
                                                             6,335,868
                                                             ---------
CONSUMER MANUFACTURING (0.8%)
Auto & Related (0.7%)
DaimlerChrysler NA Holding Corp.
   4.75%, 1/15/08 ....................          535,000        547,378
General Motors Corp.
   7.125%, 7/15/13 ...................          280,000        307,068
                                                             ---------
                                                               854,446
                                                             ---------
Building & Related (0.1%)
Lennar Corp.
   5.95%, 3/01/13 ....................           70,000         73,245
                                                             ---------
                                                               927,691
                                                             ---------
CONSUMER SERVICES (6.5%)
Broadcasting & Cable (4.8%)
AOL Time Warner, Inc.
   6.875%, 5/01/12 ...................          565,000        635,797

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
(The Alliance Bond Fund)
of The Equitable Life Assurance Society of the United States

Portfolio of Investments -- December 31, 2003 (Continued)


--------------------------------------------------------------------------------
                                          Principal             Value
                                            Amount             (Note 2)
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.:
   4.625%, 1/15/08 ................       $  390,000     $  402,268
   4.25%, 5/15/09 .................          340,000        340,874
Comcast Cable Communications, Inc.
   6.2%, 11/15/08 .................          955,000      1,047,982
Comcast Corp.
   5.5%, 3/15/11 ..................          305,000        317,024
Cox Communications, Inc.
   7.125%, 10/01/12 ...............          310,000        357,558
Lenfest Communications, Inc.
   8.375%, 11/01/05 ...............          475,000        523,492
Liberty Media Corp.
   5.7%, 5/15/13 ..................          535,000        541,027
Time Warner Entertainment Co.
   7.25%, 9/01/08 .................        1,460,000      1,674,538
                                                          ---------
                                                          5,840,560
                                                          ---------
Cellular Communications (1.3%)
AT&T Wireless Services, Inc.
   7.875%, 3/01/11 ................          270,000        312,429
Telus Corporation
   7.5%, 6/01/07 ..................          485,000        542,785
Verizon Wireless Capital LLC
   5.375%, 12/15/06 ...............          475,000        506,874
Vodafone Group PLC
   7.75%, 2/15/10 .................          215,000        254,817
                                                          ---------
                                                          1,616,905
                                                          ---------
Printing & Publishing (0.4%)
News America, Inc.
   4.75%, 3/15/10 .................          500,000        512,814
                                                          ---------
                                                          7,970,279
                                                          ---------
CONSUMER STAPLES (2.4%)
Beverages (1.1%)
Anheuser Busch Cos., Inc.
   4.375%, 1/15/13 ................        1,050,000      1,022,110
Diago Finance BV
   3.0%, 12/15/06 .................          370,000        371,935
                                                          ---------
                                                          1,394,045
                                                          ---------
Food (0.7%)
Kellogg Co.
   2.875%, 6/01/08 ................          345,000        333,118
Kraft Foods, Inc.
   5.25%, 10/01/13 ................          470,000        474,236
                                                          ---------
                                                            807,354
                                                          ---------
Retail-Food & Drug (0.4%)
Albertson's, Inc.
   7.5%, 2/15/11 ..................          190,000        217,807


--------------------------------------------------------------------------------
                                          Principal             Value
                                            Amount             (Note 2)
--------------------------------------------------------------------------------
Safeway, Inc.
   5.8%, 8/15/12 ..................       $  315,000      $ 325,699
                                                          ---------
                                                            543,506
                                                          ---------
Miscellaneous (0.2%)
Fortune Brands, Inc.
   2.875%, 12/01/06 ...............          210,000        211,300
                                                          ---------
                                                          2,956,205
                                                          ---------
ENERGY (4.6%)
Domestic Integrated (1.0%)
Amerada Hess Corp.
   6.65%, 8/15/11 .................        1,150,000      1,246,310
                                                          ---------
Domestic Producers (0.7%)
Anadarko Petroleum Corp.
   5.375%, 3/01/07 ................          750,000        801,793
                                                          ---------
Oil Service (2.6%)
Conoco Funding Co.:
   5.45%, 10/15/06 ................          740,000        793,943
   6.35%, 10/15/11 ................        1,025,000      1,149,187
Devon Financing Corp.
   6.875%, 9/30/11 ................          720,000        816,426
Petronas Capital Ltd.
   7.0%, 5/22/12 ..................          420,000        478,431
                                                          ---------
                                                          3,237,987
                                                          ---------
Miscellaneous (0.3%)
Valero Energy Corp.
   6.875%, 4/15/12 ................          315,000        348,579
                                                          ---------
                                                          5,634,669
                                                          ---------
FINANCE (22.2%)
Banking-Money Center (3.3%)
Capital One Bank
   6.5%, 6/13/13 ..................          345,000        361,702
Citicorp.
   6.375%, 11/15/08 ...............          790,000        873,791
JP Morgan Chase & Co.:
   6.75%, 8/15/08 .................        1,165,000      1,310,877
   6.75%, 2/01/11 .................          885,000        997,918
MBNA America Bank NA
   6.5%, 6/20/06 ..................          465,000        506,286
                                                          ---------
                                                          4,050,574
                                                          ---------
Banking-Regional (3.7%)
Bank of America Corp.
   6.25%, 4/15/12 .................          645,000        711,033
Bank One Corp.
   7.875% 8/01/10 .................          490,000        588,593
M&T Bank Corp.
   3.85%, 4/01/13 .................          225,000        223,470

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
(The Alliance Bond Fund)
of The Equitable Life Assurance Society of the United States

Portfolio of Investments -- December 31, 2003 (Continued)

--------------------------------------------------------------------------------
                                           Principal             Value
                                             Amount             (Note 2)
--------------------------------------------------------------------------------
National City Corp.
   3.2%, 4/01/08 ...................       $  315,000      $  311,053
UFJ Finance Aruba AEC
   6.75%, 7/15/13 ..................          390,000         415,935
US Bank NA :
   2.85%, 11/15/06 .................          620,000         623,000
   6.375%, 8/01/11 .................          870,000         970,020
Wachovia Bank
   3.5%, 8/15/08 ...................          710,000         706,985
                                                           ----------
                                                            4,550,089
                                                           ----------
Brokerage & Money
    Management (2.8%)
Bear Stearns & Co., Inc.
   4.0%, 1/31/08 ...................          320,000         325,931
Credit Suisse FB USA, Inc.
   5.5%, 8/15/13 ...................          360,000         370,985
Goldman Sachs Group, Inc.
   4.75%, 7/15/13 ..................          605,000         589,615
Lehman Brothers Holdings, Inc.:
   4.0%, 1/22/08 ...................          975,000         994,445
   6.625%, 1/18/12 .................          330,000         372,410
Morgan Stanley DeanWitter & Co.
   5.8%, 4/01/07 ...................          735,000         798,932
                                                           ----------
                                                            3,452,318
                                                           ----------
Insurance (0.8%)
Humana, Inc.
   7.25%, 8/01/06 ..................          405,000         442,510
Metlife, Inc. :
   5.375%, 12/15/12 ................          255,000         262,576
   5.0%, 11/24/13 ..................          330,000         327,672
                                                           ----------
                                                            1,032,758
                                                           ----------
Mortgage Banking (0.9%)
Countrywide Financial Corp.
   4.25%, 12/19/07 .................          515,000         531,139
Greenpoint Financial Corp.
   3.2%, 6/06/08 ...................          555,000         536,466
                                                           ----------
                                                            1,067,605
                                                           ----------
Real Estate (0.9%)
EOP Operating LP
   5.875%, 1/15/13 .................          320,000         334,064
ERP Operating LP
   5.2%, 4/01/13 ...................          250,000         251,570
Vornado Realty Trust :
   4.75%, 12/01/10 .................          225,000         225,024
   5.625%, 6/15/07 .................          305,000         325,632
                                                           ----------
                                                            1,136,290
                                                           ----------


--------------------------------------------------------------------------------
                                           Principal             Value
                                             Amount             (Note 2)
--------------------------------------------------------------------------------
Miscellaneous (9.8%)
American Express Co.
   4.875%, 7/15/13 .................       $   60,000      $   60,127
American General Finance Corp. :
   3.0%, 11/15/06 ..................          435,000         437,784
   4.5%, 11/15/07 ..................          325,000         339,080
Capital One Financial Corp.
   6.25%, 11/15/13 .................          185,000         189,660
CIT Group, Inc. :
   4.125%, 2/21/06 .................          700,000         724,366
   5.5%, 11/30/07 ..................          235,000         251,609
Citigroup, Inc.
   7.25%, 10/01/10 .................        1,325,000       1,544,364
Ford Motor Credit Co. :
   7.0%, 10/01/13 ..................          795,000         838,470
   7.375%, 10/28/09 ................          535,000         587,516
   7.375%, 2/01/11 .................        1,240,000       1,351,526
General Electric Capital Corp.
   6.0%, 6/15/12 ...................          785,000         851,296
General Motors Acceptance Corp.
   6.875%, 9/15/11 .................        1,195,000       1,287,167
Household Finance Corp.:
   6.5%, 11/15/08 ..................          705,000         785,896
   7.0%, 5/15/12 ...................          300,000         342,110
John Deere Capital Corp.
   4.5%, 8/22/07 ...................          325,000         340,060
MBNA Corp.
   4.625%, 9/15/08 .................          380,000         390,004
National Rural Utilities Cooperative
   7.25%, 3/01/12 ..................          235,000         273,819
Washington Mutual Finance Corp.
   6.25%, 5/15/06 ..................        1,330,000       1,445,241
                                                           ----------
                                                           12,040,095
                                                           ----------
                                                           27,329,729
                                                           ----------
HEALTH CARE (2.5%)
Drugs (0.9%)
Bristol Myers Squibb Co.
   4.75%, 10/01/06 .................          455,000         481,141
Schering-Plough Corp.
   5.3%, 12/01/13 ..................          580,000         590,120
                                                           ----------
                                                            1,071,261
                                                           ----------
Medical Services (1.6%)
Anthem, Inc.
   6.8%, 8/01/12 ...................          290,000         327,549
HCA, Inc. :
   6.75%, 7/15/13 ..................          265,000         281,032
   7.125%, 6/01/06 .................          730,000         790,905
Health Net, Inc.
   8.375%, 4/15/11 .................          225,000         270,353

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
(The Alliance Bond Fund)
of The Equitable Life Assurance Society of the United States

Portfolio of Investments -- December 31, 2003 (Continued)

--------------------------------------------------------------------------------
                                        Principal             Value
                                          Amount             (Note 2)
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.
   3.3%, 1/30/08 ................      $   375,000      $  373,276
                                                        ----------
                                                         2,043,115
                                                        ----------
                                                         3,114,376
                                                        ----------
SOVEREIGN DEBT OBLIGATIONS (5.2%)
Sovereign Debt Securities (5.2%)
Korea Development Bank
   5.75%, 9/10/13 ...............          110,000         115,485
Province of Quebec
   6.125%, 1/22/11 ..............        1,435,000       1,599,596
Republic of Italy
   2.5%, 3/31/06 ................        1,705,000       1,709,726
United Mexican States :
   4.625%, 10/08/08 .............        1,630,000       1,650,375
   7.5%, 1/14/12 ................        1,110,000       1,252,080
                                                        ----------
                                                         6,327,262
                                                        ----------
TECHNOLOGY (2.4%)
Communication Services (1.8%)
British Telecom PLC
   8.375%, 12/15/10 .............          645,000         784,885
Citizens Communications Co.
   9.25%, 5/15/11 ...............          230,000         271,916
Koninklijke KPN NV
   8.0%, 10/01/10 ...............          315,000         376,824
Verizon Global Funding Corp.
   7.375%, 9/01/12 ..............          685,000         793,749
                                                        ----------
                                                         2,227,374
                                                        ----------
Computer Hardware/Storage (0.3%)
Hewlett-Packard Co.
   7.15%, 6/15/05 ...............          320,000         344,040
                                                        ----------
Computer Services (0.3%)
Computer Sciences Corp.
   5.0%, 2/15/13 ................          310,000         313,603
                                                        ----------
                                                         2,885,017
                                                        ----------
TRANSPORTATION (0.7%)
Railroad (0.7%)
CSX Corp.
   6.75%, 3/15/11 ...............          730,000         821,789
                                                        ----------
U. S. GOVERNMENT & AGENCY
    OBLIGATIONS (28.5%)
Federal Agencies (15.1%)
Federal Home Loan Bank
   2.5%, 3/15/06 ................          315,000         317,539
                                                        ----------
Federal Home Loan
   Mortgage Corp.:
   2.125%, 11/15/05 .............        6,575,000       6,603,982


--------------------------------------------------------------------------------
                                        Principal             Value
                                          Amount             (Note 2)
--------------------------------------------------------------------------------
   2.75%, 8/15/06 ...............      $ 1,950,000      $1,967,891
   2.875%, 12/15/06 .............        3,950,000       3,978,318
   4.75%, 10/11/12 ..............        2,020,000       1,988,696
   5.125%, 11/07/13 .............        1,475,000       1,469,302
                                                        ----------
                                                        16,008,189
                                                        ----------
Federal National
   Mortgage Association:
   3.875%, 11/17/08 .............          900,000         901,530
   4.0% 12/15/08 ................        1,340,000       1,336,716
                                                        ----------
                                                         2,238,246
                                                        ----------
Federal Agency-Pass Thru's (0.6%)
Federal National
   Mortgage Association:
   4.0%, 8/01/18 ................          736,860         718,978
                                                        ----------
U. S. Treasury (12.8%)
U.S.Treasury Notes:
   1.125%, 6/30/05 ..............       10,300,000      10,244,874
   2.0%, 5/15/06 ................        5,500,000       5,501,073
                                                        ----------
                                                        15,745,947
                                                        ----------
                                                        35,028,899
                                                        ----------
UTILITIES (5.5%)
Electric & Gas Utility (2.6%)
Carolina Power & Light Co.
   6.5%, 7/15/12 ................          360,000         398,437
Cincinnati Gas & Electric Co.
   5.7%, 9/15/12 ................          145,000         152,551
Columbus Southern Power Co.
   5.5%, 3/01/13 ................           50,000          51,778
Dominion Resources, Inc.
   5.0%, 3/15/13 ................          315,000         313,532
Duke Energy Corp.
   3.75%, 3/05/08 ...............          330,000         332,581
First Energy Corp.
   6.45%, 11/15/11 ..............          205,000         212,472
KeySpan Corp.
   7.25%, 11/15/05 ..............          935,000       1,018,848
Public Service Co. of Colorado
   7.875%, 10/01/12 .............          185,000         224,534
Xcel Energy, Inc.
   7.0%, 12/01/10 ...............          375,000         425,231
                                                        ----------
                                                         3,129,964
                                                        ----------
Gas Utility (0.4%)
Noram Energy Corp.
   6.5%, 2/01/08 ................          450,000         482,073
                                                        ----------

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
(The Alliance Bond Fund)
of The Equitable Life Assurance Society of the United States

Portfolio of Investments -- December 31, 2003 (Concluded)


--------------------------------------------------------------------------------
                                                Principal             Value
                                                  Amount             (Note 2)
--------------------------------------------------------------------------------
Telephone Utility (2.1%)
AT&T Corp.
   8.05%, 11/15/11 ......................       $  245,000      $    281,990
Deutsche Telekom
   International Finance BV
   8.5%, 6/15/10 ........................          165,000           199,504
France Telecom SA
   9.0%, 3/01/11 ........................          165,000           198,179
Sprint Capital Corp. :
   6.0%, 1/15/07 ........................          510,000           544,704
   7.625%, 1/30/11 ......................          220,000           246,606
Telecom Italia Capital
   5.25%, 11/15/13 ......................          445,000           445,886
Telefonos de Mexico SA de CV :
   4.5%, 11/19/08 .......................          310,000           310,471
   8.25%, 01/26/06 ......................          360,000           396,929
                                                                ------------
                                                                   2,624,269
                                                                ------------
Miscellaneous (0.4%)
MidAmerican Energy Holdings
   5.875%, 10/01/12 .....................          150,000           157,280
Nisource Finance Corp.
   7.875%, 11/15/10 .....................          285,000           338,976
                                                                ------------
                                                                     496,256
                                                                ------------
                                                                   6,732,562
                                                                ------------
TOTAL LONG-TERM DEBT
    SECURITIES (95.5%)
   (Amortized Cost $113,871,030).........                        117,141,878
                                                                ------------


--------------------------------------------------------------------------------
                                                Principal             Value
                                                  Amount             (Note 2)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT AGENCY (3.5%)
Federal Home Loan Bank
   0.60%, 1/02/04 .......................       $4,300,000      $  4,299,857
                                                                ------------
TOTAL SHORT-TERM DEBT
    SECURITIES (3.5%)
   (Amortized Cost $4,299,857)...........                          4,299,857
                                                                ------------
TOTAL INVESTMENTS (99.0%)
   (Amortized Cost $118,170,887).........                        121,441,735
OTHER ASSETS LESS
    LIABILITIES (1.0%) ..................                          1,176,472
                                                                ------------
NET ASSETS (100.0%) .....................                       $122,618,207
                                                                ============


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
(The Alliance Balanced Fund)
of The Equitable Life Assurance Society of the United States

Statement of Assets and Liabilities
December 31, 2003
-----------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $48,029,780) ............................  $ 54,079,879
 Preferred stocks -- at value (cost: $131,167) ............................       194,412
 Long-term debt securities -- at value (amortized cost: $31,477,578) ......    32,016,940
 Short-term debt securities -- at value (amortized cost: $11,599,613) .....    11,599,613
Cash ......................................................................       434,131
Receivable for investment securities sold .................................     1,547,516
Interest receivable .......................................................       258,529
Dividends and other receivable ............................................        61,703
-----------------------------------------------------------------------------------------
Total assets ..............................................................   100,192,723
-----------------------------------------------------------------------------------------
Liabilities:
Payable for investment securities purchased ...............................    10,968,372
Due to Equitable Life's General Account ...................................       175,064
Accrued expenses ..........................................................       127,352
-----------------------------------------------------------------------------------------
Total liabilities .........................................................    11,270,788
-----------------------------------------------------------------------------------------
Net Assets ................................................................  $ 88,921,935
=========================================================================================


                                                       Units Outstanding    Unit Values
                                                       -----------------   --------------
Institutional .......................................           347        $ 17,388.93
RIA .................................................       240,690            165.70
Momentum Strategy ...................................        20,714            116.51
MRP .................................................       790,375             41.83
EPP .................................................        44,149            169.74

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
(The Alliance Balanced Fund)
of The Equitable Life Assurance Society of the United States

Statement of Operations
Year Ended December 31, 2003
-------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $25,803)...................   $   819,063
Interest ..............................................................     1,050,068
-------------------------------------------------------------------------------------
Total investment income ...............................................     1,869,131
-------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees ............................................      (360,223)
Operating and expense charges .........................................      (499,658)
-------------------------------------------------------------------------------------
Total expenses ........................................................      (859,881)
-------------------------------------------------------------------------------------
Net investment income .................................................     1,009,250
-------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized loss from security and foreign currency transactions .........      (549,738)
Change in unrealized appreciation/depreciation of investments .........    12,591,550
-------------------------------------------------------------------------------------
Net realized and unrealized gain on investments .......................    12,041,812
-------------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations .................   $13,051,062
=====================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
(The Alliance Balanced Fund)
of The Equitable Life Assurance Society of the United States

Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended December 31,
                                                                                                  2003             2002
-------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income ...................................................................  $   1,009,250    $   1,272,275
Net realized loss on investments and foreign currency transactions ......................       (549,738)      (2,698,068)
Change in unrealized appreciation/depreciation of investments ...........................     12,591,550       (5,272,377)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations ........................     13,051,062       (6,698,170)
-------------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions ...........................................................................     11,520,355       38,613,788
Withdrawals .............................................................................    (16,362,710)     (24,507,295)
Asset management fees ...................................................................        (39,862)        (143,661)
Administrative fees .....................................................................       (359,780)        (369,974)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to contributions and withdrawals .....     (5,241,997)      13,592,858
-------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets ..................................................................      7,809,065        6,894,688
Net Assets -- Beginning of Year .........................................................     81,112,870       74,218,182
-------------------------------------------------------------------------------------------------------------------------
Net Assets -- End of Year ...............................................................  $  88,921,935    $  81,112,870
=========================================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
(The Alliance Balanced Fund)
of The Equitable Life Assurance Society of the United States


Portfolio of Investments -- December 31, 2003

--------------------------------------------------------------------------------
                                                   Number of            Value
                                                     Shares            (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS:
AEROSPACE & DEFENSE (0.3%)
Aerospace (0.3%)
Lockheed Martin Corp. .......................    5,700            $  292,980
                                                                  ----------
BASIC INDUSTRIES (0.9%)
Chemicals (0.7%)
Du Pont (E.I.) de Nemours & Co. .............    5,000               229,450
Monsanto Co. ................................      832                23,945
Praxair, Inc. ...............................   10,600               404,920
Syngenta AG .................................       57                 3,837
                                                                  ----------
                                                                     662,152
                                                                  ----------
Mining & Metals (0.1%)
BHP Billiton PLC ............................    8,500                74,044
                                                                  ----------
Miscellaneous (0.1%)
JRS Corp. ...................................    3,000                67,065
                                                                  ----------
                                                                     803,261
                                                                  ----------
CAPITAL GOODS (3.9%)
Electrical Equipment (0.7%)
Funai Electric Co. Ltd. .....................    1,300               178,494
Johnson Controls, Inc. ......................    2,400               278,688
Johnson Electric Holdings Ltd. ..............   63,200                80,590
Schneider Electric SA .......................    1,755               114,762
                                                                  ----------
                                                                     652,534
                                                                  ----------
Machinery (0.5%)
Atlas Copco AB * ............................    1,400                50,120
Parker-Hannifin Corp. .......................    3,700               220,150
SMC Corp. ...................................    1,200               149,419
                                                                  ----------
                                                                     419,689
                                                                  ----------
Miscellaneous (2.7%)
General Electric Co. ........................   48,100             1,490,138
Nitto Denko Corp. ...........................    4,800               255,379
United Technologies Corp. ...................    6,400               606,528
                                                                  ----------
                                                                   2,352,045
                                                                  ----------
                                                                   3,424,268
                                                                  ----------
CONSUMER MANUFACTURING (1.4%)
Auto & Related (0.6%)
Bayerische Motoren Werke AG .................    3,013               140,271
Magna International, Inc. (Class A) .........    3,700               296,185
Nissan Motor Co. Ltd. .......................    8,500                97,111
                                                                  ----------
                                                                     533,567
                                                                  ----------
Building & Related (0.8%)
American Standard
    Companies, Inc. * .......................    4,100               412,870
CRH PLC .....................................   15,453               316,777
                                                                  ----------
                                                                     729,647
                                                                  ----------
                                                                   1,263,214
                                                                  ----------


--------------------------------------------------------------------------------
                                                   Number of            Value
                                                     Shares            (Note 2)
--------------------------------------------------------------------------------
CONSUMER SERVICES (7.9%)
Advertising (0.1%)
WPP Group PLC ...............................    9,400            $   92,371
                                                                  ----------
Airlines (0.1%)
Continental Airlines, Inc. * ................    1,500                24,405
Southwest Airlines Co. ......................    6,400               103,296
                                                                  ----------
                                                                     127,701
                                                                  ----------
Broadcasting & Cable (1.5%)
Comcast Corp. (Class A) * ...................    5,814               191,106
Comcast Corp. SPL (Class A) * ...............   10,700               334,696
Time Warner, Inc. * .........................    3,700                66,563
Viacom, Inc. (Class B) ......................   12,040               534,335
Westwood One, Inc. * ........................    6,200               212,102
                                                                  ----------
                                                                   1,338,802
                                                                  ----------
Cellular Communications (0.7%)
America Movil SA de CV (Class A) ............    3,500                95,690
Sprint Corp. (PCS Group) * ..................   39,700               223,114
Vodafone Group PLC ..........................  114,774               283,755
                                                                  ----------
                                                                     602,559
                                                                  ----------
Entertainment & Leisure (1.3%)
Carnival Corp. ..............................    3,300               131,109
Carnival PLC. ...............................    8,164               328,625
Harley-Davidson, Inc. .......................    6,800               323,204
Royal Caribbean Cruises Ltd. ................    9,500               330,505
                                                                  ----------
                                                                   1,113,443
                                                                  ----------
Printing & Publishing (0.4%)
Gannett Co., Inc. ...........................    1,000                89,160
Tribune Co. .................................    5,100               263,160
                                                                  ----------
                                                                     352,320
                                                                  ----------
Restaurants & Lodging (0.2%)
Hilton Group PLC ............................   46,769               187,633
                                                                  ----------
Retail-General Merchandise (3.0%)
Bed Bath & Beyond, Inc. * ...................    8,100               351,135
Federated Department Stores, Inc. ...........    8,200               386,466
GUS PLC * ...................................   13,631               187,843
Home Depot, Inc. ............................    4,300               152,607
May Department Stores Co. ...................    4,000               116,280
Ross Stores, Inc. ...........................    7,800               206,154
Wal-Mart Stores, Inc. .......................   23,500             1,246,675
                                                                  ----------
                                                                   2,647,160
                                                                  ----------
Miscellaneous (0.6%)
Adecco SA ...................................    1,510                97,022
Cendant Corp. * .............................   15,400               342,958
Li & Fung Limited ...........................   74,000               126,769
                                                                  ----------
                                                                     566,749
                                                                  ----------
                                                                   7,028,738
                                                                  ----------

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
(The Alliance Balanced Fund)
of The Equitable Life Assurance Society of the United States

Portfolio of Investments -- December 31, 2003 (Continued)

--------------------------------------------------------------------------------
                                                  Number of            Value
                                                    Shares            (Note 2)
--------------------------------------------------------------------------------
CONSUMER STAPLES (5.7%)
Beverages (1.5%)
Anheuser Busch Cos., Inc. ..................  7,100             $  374,028
Coca Cola Co. ..............................  5,900                299,425
LVMH Moet Hennessy Louis
    Vuitton SA .............................  4,900                356,226
Pepsi Bottling Group, Inc. ................. 11,000                265,980
Pepsico, Inc. ..............................  1,800                 83,916
                                                                 ---------
                                                                 1,379,575
                                                                 ---------
Cosmetics (0.8%)
Avon Products, Inc. ........................  8,000                539,920
L'Oreal SA .................................  2,441                199,910
                                                                 ---------
                                                                   739,830
                                                                 ---------
Food (0.2%)
Del Monte Foods Co. * ......................  2,054                 21,362
Heinz (H. J.) Co. ..........................  4,600                167,578
J. M. Smucker Co. ..........................     96                  4,348
                                                                 ---------
                                                                   193,288
                                                                 ---------
Household Products (1.4%)
Colgate Palmolive Co. ......................  3,600                180,180
Procter & Gamble Co. .......................  7,300                729,124
Reckitt Benckiser PLC ...................... 13,552                306,258
                                                                 ---------
                                                                 1,215,562
                                                                 ---------
Retail-Food & Drug (0.9%)
Safeway, Inc. * ............................ 10,000                219,100
Tesco PLC .................................. 89,442                411,120
Walgreen Co. ...............................  4,800                174,624
                                                                 ---------
                                                                   804,844
                                                                 ---------
Tobacco (0.9%)
Altria Group, Inc. ......................... 14,200                772,764
                                                                 ---------
                                                                 5,105,863
                                                                 ---------
ENERGY (3.8%)
Domestic Producers (0.2%)
Apache Corp. ...............................  2,500                202,750
                                                                 ---------
International (2.2%)
ChevronTexaco Corp. ........................  6,500                561,535
Eni Spa (ADR) ..............................  4,200                398,916
ExxonMobil Corp. ........................... 18,912                775,392
Talisman Energy, Inc. ......................  4,100                232,060
                                                                 ---------
                                                                 1,967,903
                                                                 ---------
Oil Service (0.9%)
Baker Hughes, Inc. .........................  6,600                212,256
Nabors, Industries Ltd. * ..................  4,100                170,150
Total SA ...................................  2,069                384,248
                                                                 ---------
                                                                   766,654
                                                                 ---------


                                                  Number of            Value
                                                    Shares            (Note 2)
--------------------------------------------------------------------------------
Miscellaneous (0.5%)
ConocoPhillips .............................  6,800              $  445,876
Dynegy, Inc. (Class A) * ...................  3,300                  14,124
                                                                 ----------
                                                                    460,000
                                                                 ----------
                                                                  3,397,307
                                                                 ----------
FINANCE (13.5%)
Banking-Money Center (3.3%)
BNP Paribas SA .............................  7,215                 453,800
Credit Suisse Group ........................ 10,302                 376,760
HSBC Holdings PLC .......................... 19,838                 311,270
JP Morgan Chase & Co. ...................... 14,385                 528,361
Mitsubishi Tokyo
    Financial Group, Inc. ..................     26                 202,884
SLM Corp. ..................................  5,900                 222,312
Standard Chartered PLC ..................... 18,885                 311,318
UBS AG .....................................  4,485                 307,023
Wachovia Corp. .............................  5,600                 260,904
                                                                 ----------
                                                                  2,974,632
                                                                 ----------
Banking-Regional (3.3%)
Bank of America Corp. ...................... 11,442                 920,280
Bank One Corp. ............................. 13,532                 616,924
FleetBoston Financial Corp. ................  5,200                 226,980
KeyCorp .................................... 14,600                 428,072
National City Corp. ........................ 10,100                 342,794
Royal Bank of Scotland Group PLC ...........  7,297                 214,921
Unicredito Italiano SPA * .................. 36,026                 194,273
                                                                 ----------
                                                                  2,944,244
                                                                 ----------
Brokerage & Money
    Management (1.6%)
Franklin Resources, Inc. ...................  4,100                 213,446
Lehman Brothers Holdings, Inc. .............  2,600                 200,772
Merrill Lynch & Co., Inc. ..................  9,300                 545,445
Morgan Stanley DeanWitter & Co. ............  4,800                 277,776
Nomura Holdings, Inc. ...................... 10,000                 170,346
                                                                 ----------
                                                                  1,407,785
                                                                 ----------
Insurance (2.2%)
Ace Ltd. ...................................  7,000                 289,940
American International Group, Inc. ......... 14,200                 941,176
Swiss Re-Registered ........................  3,115                 210,218
Travelers Property Casualty Co.
    (Class A) .............................. 12,509                 209,901
Travelers Property Casualty Co.
    (Class B) ..............................  1,662                  28,204
XL Capital Ltd. (Class A) ..................  3,100                 240,405
                                                                 ----------
                                                                  1,919,844
                                                                 ----------
Miscellaneous (1.9%)
Citigroup, Inc. ............................ 28,132               1,365,527
MBNA Corp. ................................. 12,618                 313,557
                                                                 ----------
                                                                  1,679,084
                                                                 ----------

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
(The Alliance Balanced Fund)
of The Equitable Life Assurance Society of the United States

Portfolio of Investments -- December 31, 2003 (Continued)

--------------------------------------------------------------------------------
                                             Number of            Value
                                               Shares            (Note 2)
--------------------------------------------------------------------------------
Mortgage Banking (1.2%)
Fannie Mae ............................   7,100             $  532,926
Freddie Mac ...........................   3,000                174,960
Washington Mutual, Inc. ...............   8,500                341,020
                                                            ----------
                                                             1,048,906
                                                            ----------
Real Estate (0.0%)
MI Developments, Inc. (Class A) * .....   1,850                 51,652
                                                            ----------
                                                            12,026,147
                                                            ----------
HEALTH CARE (7.6%)
Biotechnology (0.6%)
Amgen, Inc. * .........................   7,000                432,600
Human Genome Sciences, Inc. * .........   8,100                107,325
                                                            ----------
                                                               539,925
                                                            ----------
Drugs (4.3%)
Allergan, Inc. ........................   2,500                192,025
Altana AG .............................   3,387                204,326
AstraZeneca Group PLC .................   8,176                391,135
Barr Pharmaceuticals, Inc. * ..........   2,500                192,375
Bristol Myers Squibb Co. ..............   8,600                245,960
Dr. Reddy's Laboratories Ltd. .........     700                 22,155
Merck & Co., Inc. .....................   6,400                295,680
Pfizer, Inc. ..........................  40,604              1,434,539
Sanofi-Synthelabo SA ..................   3,840                288,841
Takeda Chemical Industries ............   2,200                 87,273
Wyeth .................................  10,400                441,480
Yamanouchi Pharmaceutical Co. Ltd.          900                 27,974
                                                            ----------
                                                             3,823,763
                                                            ----------
Medical Products (1.7%)
Guidant Corp. .........................   4,300                258,860
Johnson & Johnson .....................  17,000                878,220
Smith & Nephew ........................  10,600                 88,695
Zimmer Holdings, Inc. * ...............   3,930                276,672
                                                            ----------
                                                             1,502,447
                                                            ----------
Medical Services (1.0%)
Anthem, Inc. * ........................   2,700                202,500
Caremark Rx, Inc. * ...................   7,200                182,376
Medco Health Solutions, Inc. * ........     771                 26,206
UnitedHealth Group, Inc. ..............   3,200                186,176
Wellpoint Health Networks, Inc. * .....   2,800                271,572
                                                            ----------
                                                               868,830
                                                            ----------
                                                             6,734,965
                                                            ----------
MULTI-INDUSTRY
    COMPANIES (0.4%)
Mitsubishi Corp. ......................  16,000                169,655
Siemens AG * ..........................   1,612                129,580
                                                            ----------
                                                               299,235
                                                            ----------


--------------------------------------------------------------------------------
                                             Number of            Value
                                               Shares            (Note 2)
--------------------------------------------------------------------------------
TECHNOLOGY (12.5%)
Communication Equipment (2.3%)
Alcatel * ............................. 10,135              $  130,378
Avaya, Inc. * .........................     22                     285
Cisco Systems, Inc. * ................. 25,000                 607,250
Corning, Inc. * ....................... 21,700                 226,331
Juniper Networks, Inc. * .............. 27,200                 508,096
Lucent Technologies, Inc. * ........... 39,375                 111,825
Motorola, Inc. ........................ 25,200                 354,564
Nortel Networks Corp. * ...............  4,800                  20,304
QUALCOMM, Inc. ........................  1,600                  86,288
                                                            ----------
                                                             2,045,321
                                                            ----------
Computer Hardware/Storage (2.1%)
Agilent Technologies, Inc. * ..........  7,600                 222,224
Dell, Inc. * .......................... 18,700                 635,052
EMC Corp. * ...........................  6,400                  82,688
Hewlett-Packard Co. ................... 21,000                 482,370
International Business
    Machines Corp. ....................  4,300                 398,524
Sun Microsystems, Inc. * .............. 20,300                  91,147
                                                            ----------
                                                             1,912,005
                                                            ----------
Computer Services (0.2%)
Fiserv, Inc. * ........................  5,000                 197,550
                                                            ----------
Contract Manufacturing (0.1%)
Flextronics International Ltd. * ......  4,100                  60,844
Solectron Corp. * .....................  7,600                  44,916
                                                            ----------
                                                               105,760
                                                            ----------
Internet Infrastructure (0.4%)
eBay, Inc. * ..........................  5,000                 322,950
                                                            ----------
Internet Media (0.3%)
Yahoo!, Inc. * ........................  5,800                 261,986
                                                            ----------
Semiconductor Capital
    Equipment (0.3%)
Applied Materials, Inc. * ............. 10,700                 240,215
                                                            ----------
Semiconductor Components (2.6%)
Advantest Corp. .......................  1,400                 111,075
Agere Systems, Inc. (Class A) * .......    372                   1,135
Altera Corp. * ........................  9,836                 223,277
ASML Holding N.V. * ................... 10,810                 214,107
Intel Corp. ........................... 24,944                 803,197
Linear Technology Corp. ...............  4,700                 197,729
Marvell Technology Group, Inc. * ......  6,200                 235,166
Maxim Integrated Products, Inc. .......  2,600                 129,480
Micron Technology, Inc. * ............. 14,400                 193,968
NEC Electronics Corp. .................  1,100                  80,497
Samsung Electronics Co. Ltd. (GDR).....    700                 132,480
                                                            ----------
                                                             2,322,111
                                                            ----------

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
(The Alliance Balanced Fund)
of The Equitable Life Assurance Society of the United States

Portfolio of Investments -- December 31, 2003 (Continued)

----------------------------------------------------------------------------
                                             Number of     Value
                                              Shares      (Note 2)
----------------------------------------------------------------------------
Software (2.5%)
Mercury Interactive Corp. * ...............  4,200     $   204,288
Microsoft Corp. ........................... 53,800       1,481,652
Sap AG ....................................  2,255         380,151
Symantec Corp. * ..........................  4,600         159,390
                                                       -----------
                                                         2,225,481
                                                       -----------
Miscellaneous (1.7%)
Canon, Inc. ...............................  8,000         372,614
Hoya Corp. ................................  4,500         413,310
Keyence Corp. .............................    900         189,770
Ricoh Company Ltd. ........................ 15,000         296,122
Sanmina-SCI Corp. * .......................  5,300          66,833
Tokyo Electron Ltd. .......................  2,200         167,154
                                                       -----------
                                                         1,505,803
                                                       -----------
                                                        11,139,182
                                                       -----------
TRANSPORTATION (0.4%)
Railroad (0.4%)
Union Pacific Corp. .......................  4,600         319,608
                                                       -----------
UTILITIES (2.5%)
Electric & Gas Utility (1.0%)
American Electric Power Co., Inc. .........  6,200         189,162
Constellation Energy Group ................  6,200         242,792
Entergy Corp. .............................  5,200         297,076
PPL Corp. .................................  4,600         201,250
                                                       -----------
                                                           930,280
                                                       -----------
Telephone Utility (1.5%)
BellSouth Corp. ...........................  5,200         147,160
France Telecom SA * .......................  3,994         114,031
Qwest Communications
    International, Inc. * .................  5,200          22,464
SBC Communications, Inc. .................. 14,486         377,650
Sprint Corp. (FON Group) .................. 16,300         267,646
Verizon Communications, Inc. .............. 11,000         385,880
                                                       -----------
                                                         1,314,831
                                                       -----------
                                                         2,245,111
                                                       -----------
TOTAL COMMON STOCKS (60.8%)
   (Cost $48,029,780)......................             54,079,879
                                                       -----------
PREFERRED STOCKS:
CONSUMER MANUFACTURING (0.2%)
Auto & Related (0.2%)
Porsche AG ................................    329         194,412
                                                       -----------
TOTAL PREFERRED STOCKS (0.2%)
   (Cost $131,167).........................                194,412
                                                       -----------


----------------------------------------------------------------------------
                                           Principal      Value
                                             Amount     (Note 2)
----------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
AEROSPACE & DEFENSE (0.1%)
Aerospace (0.1%)
Boeing Capital Corp.
   4.75%, 8/25/08 .....................   $15,000     $   15,474
Raytheon Co.
   4.85%, 1/15/11 .....................    80,000         80,106
                                                      ----------
                                                          95,580
                                                      ----------
ASSET BACKED SECURITIES (1.9%)
Chase Funding Mortgage Loan
   1.26%, 2/25/21 .....................   173,319        173,288
Citibank Credit Card Issuance Trust:
   3.5%, 8/16/10 ......................   220,000        219,556
   4.15%, 7/07/17 .....................   155,000        143,891
Countrywide Asset Backed Certificate
   1.27%, 10/25/19 ....................    81,802         81,806
DaimlerChrysler Auto Trust
   2.86%, 3/08/09 .....................   225,000        224,935
Discover Card Master Trust I
   6.35%, 7/15/08 .....................   295,000        318,888
Honda Auto Receivables Owner Trust
   2.19%, 5/15/07 .....................    65,000         65,095
Master Asset Backed Securities Trust I
   1.29%, 3/25/20 .....................    63,689         63,669
Residential Asset Mortgage
    Products, Inc.:
   1.27%, 7/25/18 .....................    90,126         90,081
   1.309%, 10/25/22 ...................    28,368         28,368
Structured Asset Investment Loan Trust
   1.249%, 7/25/33 ....................   117,596        117,517
World Omni Auto Receivables Trust:
   2.2%, 1/15/08 ......................    65,000         64,994
   2.87%, 11/15/10 ....................   125,000        124,963
                                                      ----------
                                                       1,717,051
                                                      ----------
BASIC INDUSTRIES (0.2%)
Chemicals (0.0%)
Praxair, Inc.
   2.75%, 6/15/08 .....................    40,000         38,649
                                                      ----------
Mining & Metals (0.0%)
Alcan, Inc.
   4.5%, 5/15/13 ......................    30,000         28,910
                                                      ----------
Paper & Forest Products (0.2%)
International Paper Co.
   5.3%, 4/01/15 ......................    45,000         43,991
Weyerhaeuser Co.
   7.375%, 3/15/32 ....................    45,000         48,928
                                                      ----------
                                                          92,919
                                                      ----------
                                                         160,478
                                                      ----------

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
(The Alliance Balanced Fund)
of The Equitable Life Assurance Society of the United States

Portfolio of Investments -- December 31, 2003 (Continued)

--------------------------------------------------------------------------------
                                          Principal             Value
                                            Amount             (Note 2)
--------------------------------------------------------------------------------
CAPITAL GOODS (0.2%)
Pollution Control (0.1%)
Waste Management Inc.
   6.875%, 5/15/09 ................       $   75,000      $   83,834
                                                          ----------
Miscellaneous (0.1%)
General Electric Co. :
   1.22%, 10/24/05 ................           65,000          65,023
   5.0%, 2/01/13 ..................           65,000          65,737
                                                          ----------
                                                             130,760
                                                          ----------
                                                             214,594
                                                          ----------
COMMERCIAL MORTGAGE BACKED
    SECURITIES (2.3%)
First Union-Lehman Brothers-Bank
   of America,
   Series 1998-C2, Class A4
   6.56%, 11/18/35 ................          285,000         317,903
Greenwich Capital Commercial
    Funding Corp.
   4.533%, 7/05/10 ................          130,000         130,479
GS Mortgage Securities Corp. II
   Series 2003-C1, Class A2A
   3.59%, 1/10/40 .................          160,000         160,567
LB-UBS Commercial Mortgage Trust :
   3.478%, 7/15/27 ................          285,000         282,513
   6.653%, 11/15/27 ...............          235,000         265,655
Merrill Lynch Mortgage Trust
   Series 2003-Key1, Class A4
   5.236%, 11/12/35 ...............          210,000         215,477
Morgan Stanley Capital I
   Series 2003-T11, Class A4
   5.15%, 6/13/41 .................          350,000         358,662
Nomura Asset Securities Corp.
   Series 1998-D6, Class A1B
   6.59%, 3/15/30 .................          280,000         313,334
                                                          ----------
                                                           2,044,590
                                                          ----------
CONSUMER MANUFACTURING (0.3%)
Auto & Related (0.3%)
DaimlerChrysler NA Holding Corp.
   4.75%, 1/15/08 .................           90,000          92,082
Ford Motor Co.
   7.45%, 7/16/31 .................           30,000          30,316
General Motors Corp.
   8.375%, 7/15/33 ................          120,000         139,298
                                                          ----------
                                                             261,696
                                                          ----------
Building & Related (0.0%)
Lennar Corp.
   5.95%, 3/01/13 .................           20,000          20,927
                                                          ----------
                                                             282,623
                                                          ----------


--------------------------------------------------------------------------------
                                          Principal             Value
                                            Amount             (Note 2)
--------------------------------------------------------------------------------
CONSUMER SERVICES (1.5%)
Airlines (0.1%)
Continental Airlines Inc.
   7.875%, 7/02/18 ................       $   45,000      $   45,264
                                                          ----------
Broadcasting & Cable (1.0%)
AOL Time Warner, Inc.
   7.7%, 5/01/32 ..................           95,000         110,875
Clear Channel Communications, Inc.:
   4.625%, 1/15/08 ................           70,000          72,202
   4.25%, 5/15/09 .................           55,000          55,141
Comcast Cable Communications, Inc.
   6.2%, 11/15/08 .................          130,000         142,657
Comcast Corp.
   7.05%, 3/15/33 .................           35,000          38,074
Cox Communications, Inc.
   7.125%, 10/01/12 ...............           50,000          57,671
Lenfest Communications, Inc.
   8.375%, 11/01/05 ...............           75,000          82,657
Liberty Media Corp.
   5.7%, 5/15/13 ..................           95,000          96,070
Time Warner Entertainment Co. :
   8.375%, 3/15/23 ................          165,000         204,454
   8.375%, 7/15/33 ................           30,000          38,094
                                                          ----------
                                                             897,895
                                                          ----------
Cellular Communications (0.3%)
AT&T Wireless Services, Inc.
   8.75%, 3/01/31 .................           45,000          55,522
Telus Corporation
   7.5%, 6/01/07 ..................           90,000         100,723
Verizon Wireless Capital LLC
   5.375%, 12/15/06 ...............           85,000          90,704
Vodafone Group PLC
   7.875%, 2/15/30 ................           40,000          49,138
                                                          ----------
                                                             296,087
                                                          ----------
Printing & Publishing (0.1%)
News America, Inc.
   6.55%, 3/15/33 .................           90,000          93,494
                                                          ----------
                                                           1,332,740
                                                          ----------
CONSUMER STAPLES (0.4%)
Beverages (0.1%)
Diago Finance BV
   3.0%, 12/15/06 .................           60,000          60,314
                                                          ----------
Food (0.2%)
Kellogg Co.
   2.875%, 6/01/08 ................           55,000          53,106
Kraft Foods, Inc.
   5.25%, 10/01/13 ................           80,000          80,721
                                                          ----------
                                                             133,827
                                                          ----------

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
(The Alliance Balanced Fund)
of The Equitable Life Assurance Society of the United States

Portfolio of Investments -- December 31, 2003 (Continued)

--------------------------------------------------------------------------------
                                        Principal             Value
                                          Amount             (Note 2)
--------------------------------------------------------------------------------
Retail-Food & Drug (0.1%)
Safeway, Inc.
   7.25%, 2/01/31 ...............       $   50,000      $ 54,881
                                                        --------
Miscellaneous (0.0%)
Fortune Brands, Inc.
   2.875%, 12/01/06 .............           40,000        40,248
                                                        --------
                                                         289,270
                                                        --------
ENERGY (0.7%)
Domestic Integrated (0.1%)
Amerada Hess Corp.
   7.875%, 10/01/29 .............           75,000        82,288
                                                        --------
Oil Service (0.5%)
Conoco Funding Co.:
   5.45%, 10/15/06 ..............           85,000        91,196
   6.95%, 4/15/29 ...............          115,000       130,414
Devon Financing Corp.
   7.875%, 09/30/31 .............          100,000       119,460
Petronas Capital Ltd.
   7.0%, 5/22/12 ................          100,000       113,912
                                                        --------
                                                         454,982
                                                        --------
Miscellaneous (0.1%)
Valero Energy Corp.
   7.5%, 04/15/32 ...............           50,000        55,724
                                                        --------
                                                         592,994
                                                        --------
FINANCE (5.7%)
Banking-Money Center (0.6%)
Barclays Bank PLC
   8.55%, 12/31/49 ..............           75,000        92,144
Capital One Bank
   6.5%, 6/13/13 ................           50,000        52,421
Citicorp.
   6.375%, 11/15/08 .............          135,000       149,319
JP Morgan Chase & Co.
   6.75%, 2/01/11 ...............          115,000       129,673
RBS Capital Trust
   4.5%, 12/31/49 ...............          160,000       152,985
                                                        --------
                                                         576,542
                                                        --------
Banking-Regional (0.8%)
Bank of America Corp.
   6.25%, 4/15/12 ...............          105,000       115,750
CBA Capital Trust
   5.805%, 12/31/49 .............           90,000        92,777
M&T Bank Corp.
   3.85%, 4/01/13 ...............           40,000        39,728
National City Corp.
   3.2%, 4/01/08 ................           45,000        44,436
Unicredito Italiano Capital Trust
   9.2%, 10/29/49 ...............          110,000       138,187
US Bank NA :
   2.85%, 11/15/06 ..............          100,000       100,484
   6.375%, 8/01/11 ..............          135,000       150,520
                                                        --------
                                                         681,882
                                                        --------


--------------------------------------------------------------------------------
                                        Principal             Value
                                          Amount             (Note 2)
--------------------------------------------------------------------------------
Brokerage & Money
    Management (0.6%)
Bear Stearns & Co., Inc.
   4.0%, 1/31/08 ................       $   50,000      $ 50,927
Credit Suisse FB USA, Inc.
   5.5%, 8/15/13 ................           60,000        61,831
Goldman Sachs Group, Inc. :
   4.75%, 7/15/13 ...............           55,000        53,601
   6.125%, 2/15/33 ..............           85,000        85,599
Lehman Brothers Holdings, Inc.:
   4.0%, 1/22/08 ................          155,000       158,091
   6.625%, 1/18/12 ..............           55,000        62,068
Morgan Stanley DeanWitter & Co.
   7.25%, 4/01/32 ...............           55,000        64,461
                                                        --------
                                                         536,578
                                                        --------
Insurance (0.5%)
Humana, Inc.
   6.3%, 8/01/18 ................           60,000        63,163
ING Capital Funding Trust III
   8.439%, 12/31/49 .............           75,000        90,789
Metlife, Inc. :
   5.0%, 11/24/13 ...............           55,000        54,612
   6.5%, 12/15/32 ...............           45,000        47,717
New York Life Insurance Co.
   5.875%, 05/15/33 .............           70,000        69,572
Oil Insurance Ltd.
   5.15%, 8/15/33 ...............           75,000        75,531
                                                        --------
                                                         401,384
                                                        --------
Miscellaneous (2.7%)
American General Finance Corp. :
   3.0%, 11/15/06 ...............           70,000        70,448
   4.5%, 11/15/07 ...............           55,000        57,383
Capital One Financial Corp.
   6.25%, 11/15/13 ..............           25,000        25,630
CIT Group, Inc. :
   4.125%, 2/21/06 ..............          120,000       124,177
   5.5%, 11/30/07 ...............           40,000        42,827
Citigroup, Inc.
   7.25%, 10/01/10 ..............          220,000       256,423
Ford Motor Credit Co. :
   7.0%, 10/01/13 ...............          130,000       137,108
   7.375%, 10/28/09 .............           10,000        10,982
   7.375%, 2/01/11 ..............          210,000       228,887
General Electric Capital Corp. :
   5.45%, 1/15/13 ...............           85,000        88,428
   6.75%, 3/15/32 ...............          215,000       238,030
General Motors Acceptance Corp. :
   6.875%, 9/15/11 ..............          180,000       193,882
   8.0%, 11/01/31 ...............           35,000        39,304

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
(The Alliance Balanced Fund)
of The Equitable Life Assurance Society of the United States

Portfolio of Investments -- December 31, 2003 (Continued)

--------------------------------------------------------------------------------
                                           Principal             Value
                                             Amount             (Note 2)
--------------------------------------------------------------------------------
Great Western Financial Corp.
   8.206%, 2/01/27 .................       $  160,000      $  182,680
Household Finance Corp.:
   6.5%, 11/15/08 ..................          115,000         128,196
   7.0%, 5/15/12 ...................           45,000          51,317
HSBC Capital Funding
   10.176%, 12/29/49 ...............           55,000          80,555
John Deere Capital Corp.
   4.5%, 8/22/07 ...................           55,000          57,549
Mangrove Bay Trust
   6.102%, 7/15/33 .................          100,000          96,700
MBNA Corp.
   4.625%, 9/15/08 .................           70,000          71,843
National Rural Utilities Cooperative
   7.25%, 3/01/12 ..................           30,000          34,956
Washington Mutual Finance Corp.
   6.875%, 5/15/11 .................          150,000         172,212
                                                           ----------
                                                            2,389,517
                                                           ----------
Mortgage Banking (0.3%)
Countrywide Financial Corp.
   4.25%, 12/19/07 .................           85,000          87,664
Countrywide Loans
   1.6418%, 12/19/33 ...............           93,950          93,245
Greenpoint Financial Corp.
   3.2%, 6/06/08 ...................           85,000          82,161
                                                           ----------
                                                              263,070
                                                           ----------
Real Estate (0.2%)
ERP Operating LP
   5.2%, 4/01/13 ...................           40,000          40,251
EOP Operating LP
   5.875%, 1/15/13 .................           55,000          57,417
Vornado Realty Trust :
   4.75%, 12/01/10 .................           60,000          60,006
   5.625%, 6/15/07 .................           50,000          53,382
                                                           ----------
                                                              211,056
                                                           ----------
                                                            5,060,029
                                                           ----------
HEALTH CARE (0.5%)
Drugs (0.2%)
Bristol Myers Squibb Co.
   4.75%, 10/01/06 .................           45,000          47,585
Schering-Plough Corp.
   6.5%, 12/01/33 ..................           90,000          93,621
Wyeth
   6.5%, 2/01/34 ...................           45,000          46,014
                                                           ----------
                                                              187,220
                                                           ----------
Medical Services (0.3%)
Anthem, Inc.
   6.8%, 8/01/12 ...................           50,000          56,474
HCA, Inc. :
   6.75%, 7/15/2013 ................           40,000          42,420
   7.125%, 6/01/2006 ...............           65,000          70,423


--------------------------------------------------------------------------------
                                           Principal             Value
                                             Amount             (Note 2)
--------------------------------------------------------------------------------
Health Net, Inc.
   8.375%, 4/15/11 .................           40,000         48,063
UnitedHealth Group, Inc.
   3.3%, 1/30/08 ...................           60,000         59,724
                                                           ---------
                                                             277,104
                                                           ---------
                                                             464,324
                                                           ---------
SOVEREIGN DEBT OBLIGATIONS (1.0%)
Sovereign Debt Securities (1.0%)
Korea Development Bank
   5.75%, 9/10/13 ..................           30,000         31,496
Province of Quebec
   7.5%, 9/15/29 ...................           25,000         31,139
Republic of Italy
   2.5%, 3/31/06 ...................       $  320,000      $ 320,887
United Mexican States :
   4.625%, 10/08/08 ................          265,000        268,312
   7.5%, 1/14/12 ...................          170,000        191,760
                                                           ---------
                                                             843,594
                                                           ---------
TECHNOLOGY (0.5%)
Communication Services (0.4%)
AT&T Broadband Corp.
   9.455%, 11/15/22 ................           60,000         81,268
British Telecom PLC
   8.875%, 12/15/30 ................           75,000         98,070
Citizens Communications Co.
   9.0%, 8/15/31 ...................           15,000         17,502
Koninklijke KPN NV
   8.0%, 10/01/10 ..................           50,000         59,813
Verizon Global Funding Corp.
   7.375%, 9/01/12 .................          120,000        139,050
                                                           ---------
                                                             395,703
                                                           ---------
Computer Hardware/Storage (0.1%)
Hewlett-Packard Co.
   7.15%, 6/15/05 ..................           50,000         53,756
                                                           ---------
                                                             449,459
                                                           ---------
TRANSPORTATION (0.1%)
Railroad (0.1%)
CSX Corp.
   7.95%, 5/01/27 ..................           95,000        115,210
                                                           ---------
U. S. GOVERNMENT & AGENCY
    OBLIGATIONS (19.2%)
Federal Agencies (3.6%)
Federal Home Loan
   Mortgage Corp.:
   2.125%, 11/15/05 ................          870,000        873,834
   2.875%, 12/15/06 ................          335,000        337,402
   4.75%, 10/11/12 .................          350,000        344,576
   5.125%, 11/07/13 ................          390,000        388,493
                                                           ---------
                                                           1,944,305
                                                           ---------

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
(The Alliance Balanced Fund)
of The Equitable Life Assurance Society of the United States

Portfolio of Investments -- December 31, 2003 (Continued)

--------------------------------------------------------------------------------
                                     Principal             Value
                                       Amount             (Note 2)
--------------------------------------------------------------------------------
Federal National
   Mortgage Association:
   2.5%, 6/15/08 .............          100,000          96,630
   3.875%, 11/17/08 ..........          240,000         240,408
   4.0%, 12/15/08 ............          425,000         423,958
   4.375%, 3/15/13 ...........          200,000         196,425
   5.0%, 4/25/14 .............          270,000         278,798
                                                     ----------
                                                      1,236,219
                                                     ----------
Federal Agencies-Pass
    Thru's (13.6%)
Government National
   Mortgage Association:
   5.5%, 1/15/34 .............       $  830,000      $  843,746
   6.0%, 1/15/34 .............          310,000         322,109
                                                     ----------
                                                      1,165,855
                                                     ----------
Federal Home Loan
   Mortgage Corp.:
   5.5% 1/15/34 ..............        2,605,000       2,635,934
   6.0% 1/15/34 ..............          735,000         759,346
                                                     ----------
                                                      3,395,280
                                                     ----------
Federal National
   Mortgage Association:
   4.0%, 9/01/18 .............          607,160         592,426
   5.5%, 2/01/18 .............          425,550         441,454
   5.0%, 1/25/19 .............          480,000         489,450
   5.5%, 1/25/19 .............          615,000         637,102
   6.5%, 7/01/29 .............            4,027           4,214
   7.5%, 11/01/31 ............          260,574         278,464
   5.5%, 12/01/33 ............          743,303         753,360
   6.0%, 10/01/33 ............          439,423         454,431
   4.5%, 2/25/34 .............          350,000         333,813
   6.0% 1/25/34 ..............          720,000         744,075
   6.5%, 1/25/34 .............        2,715,000       2,838,871
                                                     ----------
                                                      7,567,660
                                                     ----------
U. S. Treasury (2.0%)
U.S.Treasury Bonds:
   8.75%, 5/15/17 ............          380,000         532,534
   7.875%, 2/15/21 ...........          320,000         425,763
   6.625%, 2/15/27 ...........           65,000          77,637
   5.375%, 2/15/31 ...........           80,000          83,428
U.S.Treasury Note
   2.0%, 5/15/06 .............          675,000         675,131
                                                     ----------
                                                      1,794,493
                                                     ----------
                                                     17,103,812
                                                     ----------
UTILITIES (1.4%)
Electric & Gas Utility (0.6%)
Carolina Power & Light Co.
   6.5%, 7/15/12 .............           50,000          55,339
Cincinnati Gas & Electric Co.
   5.7%, 9/15/12 .............           30,000          31,562


--------------------------------------------------------------------------------
                                     Principal             Value
                                       Amount             (Note 2)
--------------------------------------------------------------------------------
Columbus Southern Power Co.
   5.5%, 3/01/13 .............           15,000          15,533
Dominion Resources, Inc.
   5.0%, 3/15/13 .............           55,000          54,744
Duke Energy Corp.
   3.75%, 3/05/08 ............           70,000          70,548
First Energy Corp.
   7.375%, 11/15/31 ..........       $   85,000      $   86,953
KeySpan Corp.
   7.25%, 11/15/05 ...........          100,000         108,968
Public Service Co. of Colorado
   7.875%, 10/01/12 ..........           40,000          48,548
Xcel Energy, Inc.
   7.0%, 12/01/10 ............           50,000          56,698
                                                     ----------
                                                        528,893
                                                     ----------
Gas Utility (0.1%)
Noram Energy Corp.
   6.5%, 2/01/08 .............           65,000          69,633
                                                     ----------
Telephone Utility (0.6%)
AT&T Corp.
   8.05%, 11/15/11 ...........           35,000          40,284
Deutsche Telekom
   International Finance BV
   8.75%, 6/15/30 ............           90,000         114,969
France Telecom SA
   9.75%, 3/01/31 ............           25,000          33,217
Sprint Capital Corp. :
   7.625%, 1/30/11 ...........          135,000         151,327
   8.75%, 3/15/32 ............           30,000          35,442
Telecom Italia Capital
   6.375%, 11/15/33 ..........           65,000          65,366
Telefonos de Mexico SA de CV :
   4.5%, 11/19/08 ............           55,000          55,084
   8.25%, 1/26/06 ............           60,000          66,155
                                                     ----------
                                                        561,844
                                                     ----------
Miscellaneous (0.1%)
MidAmerican Energy Holdings
   5.875%, 10/01/12 ..........           35,000          36,699
Nisource Finance Corp.
   7.875%, 11/15/10 ..........           45,000          53,523
                                                     ----------
                                                         90,222
                                                     ----------
                                                      1,250,592
                                                     ----------
TOTAL LONG-TERM DEBT
    SECURITIES (36.0%)
   (Amortized Cost $31,477,578)                      32,016,940
                                                     ----------

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
(The Alliance Balanced Fund)
of The Equitable Life Assurance Society of the United States

Portfolio of Investments -- December 31, 2003 (Concluded)

--------------------------------------------------------------------------------
                                    Principal        Value
                                     Amount        (Note 2)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT AGENCY (13.1%)
Federal Home Loan Bank
   0.60%, 1/02/04 ..............  $11,600,000    $11,599,613
                                                 -----------
TOTAL SHORT-TERM DEBT
    SECURITIES (13.1%)
   (Amortized Cost $11,599,613).                  11,599,613
                                                 -----------
TOTAL INVESTMENTS (110.1%)
   (Cost/Amortized Cost
     $91,238,138)...............                  97,890,844
OTHER ASSETS LESS
    LIABILITIES (-10.1%) .......                  (8,968,909)
                                                 -----------
NET ASSETS (100.0%) ............                 $88,921,935
                                                 ===========



Distribution of Investments by Global Region

                                    % of
                                  Investment
                                  ----------
United States ** .................  86.4%
United Kingdom ...................   3.4
Japan ............................   3.2
France ...........................   2.1
Italy ............................   1.1
Germany ..........................   1.0
Switzerland ......................   1.0
Mexico ...........................   0.7
Southeast Asia ...................   0.3
Canada ...........................   0.1
Scandinavia ......................   0.1
Other European Countries .........   0.6
                                   -----
                                   100.0%
                                   =====

-------------------------
*    Non-income producing security.

**    Includes short-term investments.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
(The Alliance Common Stock Fund)
of The Equitable Life Assurance Society of the United States

Statement of Assets and Liabilities
December 31, 2003
----------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $544,355,567)...........................  $688,441,577
 Short-term debt securities -- at value (amortized cost: $2,899,903) .....     2,899,903
Cash .....................................................................        28,861
Interest and dividends receivable ........................................       173,513
----------------------------------------------------------------------------------------
Total assets .............................................................   691,543,854
----------------------------------------------------------------------------------------
Liabilities:
Due to Equitable Life's General Account ..................................     1,479,136
Due to custodian .........................................................       158,346
Accrued expenses .........................................................       634,709
----------------------------------------------------------------------------------------
Total liabilities ........................................................     2,272,191
----------------------------------------------------------------------------------------
Net Assets ...............................................................  $689,271,663
========================================================================================
Amount retained by Equitable Life in Separate Account No. 4 ..............  $  1,900,151
Net assets attributable to contract owners ...............................   650,055,629
Net assets allocated to contracts in payout period .......................    37,315,883
----------------------------------------------------------------------------------------
Net Assets ...............................................................  $689,271,663
========================================================================================


                                                         Units Outstanding    Unit Values
                                                        -------------------  -------------
Institutional .........................................        57,451        $ 6,324.43
RIA ...................................................        38,302           602.90
Momentum Strategy .....................................         5,481            79.38
MRP ...................................................       153,077           251.02
ADA ...................................................       827,037           302.18
EPP ...................................................        22,647           617.58

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
(The Alliance Common Stock Fund)
of The Equitable Life Assurance Society of the United States

Statement of Operations
Year Ended December 31, 2003
---------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $2,550).....................  $   2,841,875
Interest ...............................................................         31,716
---------------------------------------------------------------------------------------
Total investment income ................................................      2,873,591
---------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees .............................................     (1,133,660)
Operating and expense charges ..........................................     (2,010,575)
---------------------------------------------------------------------------------------
Total expenses .........................................................     (3,144,235)
---------------------------------------------------------------------------------------
Net investment loss ....................................................       (270,644)
---------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized loss from security and foreign currency transactions ..........    (17,379,109)
Change in unrealized appreciation /depreciation of investments .........    208,381,402
---------------------------------------------------------------------------------------
Net realized and unrealized gain on investments ........................    191,002,293
---------------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations ..................  $ 190,731,649
=======================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
(The Alliance Common Stock Fund)
of The Equitable Life Assurance Society of the United States

Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------------------------
                                                                                    Year Ended December 31,
                                                                                       2003             2002
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss ..........................................................  $     (270,644)  $     (702,786)
Net realized loss on investments and foreign currency transactions ...........     (17,379,109)    (232,393,293)
Change in unrealized appreciation/depreciation of investments ................     208,381,402          (71,538)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations .............     190,731,649     (233,167,617)
---------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions ................................................................      93,626,844      115,415,532
Withdrawals ..................................................................    (129,176,442)    (240,773,263)
Asset management fees ........................................................      (1,011,672)      (1,363,796)
Administrative fees ..........................................................        (434,123)        (629,647)
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals .....     (36,995,393)    (127,351,174)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to Equitable Life's transactions .....          11,716           19,350
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ............................................     153,747,972     (360,499,441)
Net Assets -- Beginning of Year ..............................................     535,523,691      896,023,132
---------------------------------------------------------------------------------------------------------------
Net Assets -- End of Year ....................................................  $  689,271,663   $  535,523,691
===============================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
(The Alliance Common Stock Fund)
of The Equitable Life Assurance Society of the United States

Portfolio of Investments -- December 31, 2003


--------------------------------------------------------------------------------
                                            Number of            Value
                                              Shares            (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS:
AEROSPACE & DEFENSE (0.5%)
Defense Electronics (0.5%)
L-3 Communications
    Holdings, Inc. * ...................      71,800         $  3,687,648
                                                             ------------
CAPITAL GOODS (0.9%)
Engineering & Construction (0.9%)
Jacobs Engineering Group, Inc. * .......     129,100            6,198,091
                                                             ------------
CONSUMER MANUFACTURING (14.9%)
Building & Related (5.5%)
Centex Corp. ...........................     106,300           11,443,195
D. R. Horton, Inc. .....................     212,300            9,184,098
Lennar Corp. (Class A) .................     112,600           10,809,600
NVR, Inc. * ............................      14,500            6,757,000
                                                             ------------
                                                               38,193,893
                                                             ------------
CONSUMER SERVICES (14.9%)
Broadcasting & Cable (2.3%)
Comcast Corp. SPL (Class A) * ..........     518,300           16,212,424
                                                             ------------
Entertainment & Leisure (3.0%)
Harley-Davidson, Inc. ..................     440,600           20,941,718
                                                             ------------
Retail-General Merchandise (3.2%)
Bed Bath & Beyond, Inc. * ..............     249,000           10,794,150
Lowe's Companies, Inc. .................     142,300            7,881,997
Tiffany & Co. ..........................      65,300            2,951,560
                                                             ------------
                                                               21,627,707
                                                             ------------
Miscellaneous (6.4%)
Apollo Group, Inc. * ...................      21,300            1,448,400
Career Education Corp. * ...............     460,600           18,456,242
CDW Corp. ..............................     130,700            7,549,232
Education Management Corp. * ...........     119,600            3,712,384
Iron Mountain, Inc. * ..................     252,600            9,987,804
Strayer Education, Inc. ................      26,400            2,873,112
                                                             ------------
                                                               44,027,174
                                                             ------------
                                                              102,809,023
                                                             ------------
ENERGY (1.2%)
Domestic Producers (1.2%)
Apache Corp. ...........................      97,180            7,881,298
                                                             ------------
FINANCE (24.1%)
Brokerage & Money
    Management (9.4%)
Goldman Sachs Group, Inc. ..............     130,700           12,904,011
Legg Mason, Inc. .......................     399,700           30,848,846
Merrill Lynch & Co., Inc. ..............     152,300            8,932,395
Morgan Stanley DeanWitter & Co. ........     206,700           11,961,729
                                                             ------------
                                                               64,646,981
                                                             ------------


--------------------------------------------------------------------------------
                                              Number of            Value
                                                Shares            (Note 2)
--------------------------------------------------------------------------------
Insurance (5.1%)
American International Group, Inc. .....     377,900         $ 25,047,212
Everest Re Group Ltd. ..................     122,400           10,355,040
                                                             ------------
                                                               35,402,252
                                                             ------------
Miscellaneous (9.6%)
AMBAC Financial Group, Inc. ............     242,700           16,840,953
Citigroup, Inc. ........................     634,400           30,793,776
MBNA Corp. .............................     733,750           18,233,688
                                                             ------------
                                                               65,868,417
                                                             ------------
                                                              165,917,650
                                                             ------------
HEALTH CARE (21.8%)
Biotechnology (1.4%)
Cephalon, Inc. * .......................      69,600            3,369,336
Gilead Sciences, Inc. * ................     106,300            6,180,282
                                                             ------------
                                                                9,549,618
                                                             ------------
Drugs (5.3%)
Forest Laboratories, Inc. * ............     456,600           28,217,880
Teva Pharmaceutical Industries Ltd......     140,200            7,950,742
                                                             ------------
                                                               36,168,622
                                                             ------------
Medical Products (5.2%)
Alcon, Inc. ............................      95,100            5,757,354
Patterson Dental Company * .............     104,700            6,717,552
St. Jude Medical, Inc. * ...............      43,300            2,656,455
Stryker Corp. ..........................     219,700           18,676,697
Zimmer Holdings, Inc. * ................      29,100            2,048,640
                                                             ------------
                                                               35,856,698
                                                             ------------
Medical Services (9.9%)
Anthem, Inc. * .........................      90,700            6,802,500
Caremark Rx, Inc. * ....................     174,900            4,430,217
Express Scripts, Inc. * ................     268,900           17,863,027
Health Management Associates, Inc.
    (Class A) ..........................     511,500           12,276,000
Stericycle, Inc. * .....................     152,600            7,126,420
Wellpoint Health Networks, Inc. * ......     207,600           20,135,124
                                                             ------------
                                                               68,633,288
                                                             ------------
                                                              150,208,226
                                                             ------------
MULTI-INDUSTRY COMPANIES (1.3%)
Danaher Corp. ..........................      97,200            8,918,100
                                                             ------------
TECHNOLOGY (29.7%)
Communication Equipment (4.5%)
Cisco Systems, Inc. * ..................     372,180            9,040,252
Juniper Networks, Inc. * ...............   1,177,600           21,997,568
                                                             ------------
                                                               31,037,820
                                                             ------------
Computer Hardware/Storage (3.0%)
Dell, Inc. * ...........................     611,600           20,769,936
                                                             ------------

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
(The Alliance Common Stock Fund)
of The Equitable Life Assurance Society of the United States

Portfolio of Investments -- December 31, 2003 (Concluded)

--------------------------------------------------------------------------------
                                          Number of      Value
                                           Shares      (Note 2)
--------------------------------------------------------------------------------
Computer Services (0.5%)
Affiliated Computer Services, Inc.
    (Class A) * .........................  57,450    $  3,128,727
                                                     ------------
Internet Infrastructure (3.6%)
eBay, Inc. * ............................ 384,800      24,854,232
                                                     ------------
Semiconductor Components (7.4%)
Broadcom Corp. * ........................ 440,200      15,006,418
Intel Corp. .............................  84,000       2,704,800
Linear Technology Corp. ................. 201,600       8,481,312
Marvell Technology Group Ltd. * ......... 502,820      19,071,962
Maxim Integrated Products, Inc. ......... 109,800       5,468,040
                                                     ------------
                                                       50,732,532
                                                     ------------
Software (8.9%)
Electronic Arts, Inc. * ................. 231,750      11,073,015
Intuit, Inc. * .......................... 127,500       6,746,025
Mercury Interactive Corp. * ............. 204,250       9,934,720
Symantec Corp. * ........................ 406,800      14,095,620
Veritas Software Corp. * ................ 541,100      20,107,276
                                                     ------------
                                                       61,956,656
                                                     ------------
Miscellaneous (1.8%)
Amphenol Corp. (Class A) * .............. 126,500       8,087,145
Tektronix, Inc. ......................... 128,500       4,060,600
                                                     ------------
                                                       12,147,745
                                                     ------------
                                                      204,627,648
                                                     ------------
TOTAL COMMON STOCKS (99.9%)
   (Cost $544,355,567)...................             688,441,577
                                                     ------------

--------------------------------------------------------------------------------
                                          Principal        Value
                                            Amount        Note (2)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT AGENCY (0.4%)
Federal Home Loan Bank
   0.60%, 1/02/04 ..................... $2,900,000     $  2,899,903
                                                       ------------
TOTAL SHORT-TERM DEBT
    SECURITIES (0.4%)
   (Amortized Cost $2,899,903).........                   2,899,903
                                                       ------------
TOTAL INVESTMENTS (100.3%)
   (Cost/Amortized Cost
     $547,255,470).....................                 691,341,480
OTHER ASSETS LESS
    LIABILITIES (-0.3%) ...............                  (2,069,817)
                                                       ------------
NET ASSETS (100.0%) ...................                $689,271,663
                                                       ============

-------------------------
*    Non-income producing security.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
(The Alliance Mid Cap Growth Fund)
of The Equitable Life Assurance Society of the United States

Statement of Assets and Liabilities
December 31, 2003
---------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $85,907,893).........  $108,957,191
Cash ..................................................     1,195,556
Receivable for investment securities sold .............       542,293
Dividends receivable ..................................        10,356
---------------------------------------------------------------------
Total assets ..........................................   110,705,396
---------------------------------------------------------------------
Liabilities:
Due to Equitable Life's General Account ...............       354,609
Payable for investment securities purchased ...........       801,179
Accrued expenses ......................................        78,938
---------------------------------------------------------------------
Total liabilities .....................................     1,234,726
---------------------------------------------------------------------
Net Assets ............................................  $109,470,670
=====================================================================


                                     Units Outstanding   Unit Values
                                     -----------------  -------------
Institutional .....................         3,704       $21,289.52
RIA ...............................        53,514           202.90
Momentum Strategy .................         9,125            75.69
MRP ...............................       427,830            44.47
EPP ...............................           125           202.90

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
(The Alliance Mid Cap Growth Fund)
of The Equitable Life Assurance Society of the United States

Statement of Operations
Year Ended December 31, 2003
--------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends ..............................................................   $   248,004
Interest ...............................................................           997
--------------------------------------------------------------------------------------
Total investment income ................................................       249,001
--------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees .............................................      (132,768)
Operating and expense charges ..........................................      (213,263)
--------------------------------------------------------------------------------------
Total expenses .........................................................      (346,031)
--------------------------------------------------------------------------------------
Net investment loss ....................................................       (97,030)
--------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security and foreign currency transactions ..........    23,418,411
Change in unrealized appreciation /depreciation of investments .........    25,253,528
--------------------------------------------------------------------------------------
Net realized and unrealized gain on investments ........................    48,671,939
--------------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations ..................   $48,574,909
======================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
(The Alliance Mid Cap Growth Fund)
of The Equitable Life Assurance Society of the United States

Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
                                                                                               Year Ended December 31,
                                                                                                  2003             2002
-------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss .....................................................................  $     (97,030)   $    (170,821)
Net realized gain (loss) on investments and foreign currency transactions ...............     23,418,411      (16,529,166)
Change in unrealized appreciation/depreciation of investments ...........................     25,253,528      (12,953,026)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations ........................     48,574,909      (29,653,013)
-------------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions ...........................................................................     29,058,327       91,333,641
Withdrawals .............................................................................    (38,923,606)     (72,694,551)
Asset management fees ...................................................................       (173,933)        (212,326)
Administrative fees .....................................................................       (100,735)        (140,077)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to contributions and withdrawals .....    (10,139,947)      18,286,687
-------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .......................................................     38,434,962      (11,366,326)
-------------------------------------------------------------------------------------------------------------------------
Net Assets -- Beginning of Year .........................................................     71,035,708       82,402,034
-------------------------------------------------------------------------------------------------------------------------
Net Assets -- End of Year ...............................................................  $ 109,470,670    $  71,035,708
=========================================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
(The Alliance Mid Cap Growth Fund)
of The Equitable Life Assurance Society of the United States

Portfolio of Investments -- December 31, 2003

--------------------------------------------------------------------------------
                                                   Number of            Value
                                                     Shares            (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS:
AEROSPACE & DEFENSE (2.6%)
Aerospace (2.6%)
Northrop Grumman Corp. ......................  30,340            $ 2,900,504
                                                                 -----------
BASIC INDUSTRIES (1.5%)
Paper & Forest Products (1.5%)
Smurfit-Stone Container Corp. * .............  90,230              1,675,571
                                                                 -----------
CAPITAL GOODS (4.0%)
Electrical Equipment (2.4%)
Alliant Techsystems, Inc. * .................  45,565              2,631,835
                                                                 -----------
Miscellaneous (1.6%)
Shaw Group, Inc. * .......................... 124,710              1,698,550
                                                                 -----------
                                                                   4,330,385
                                                                 -----------
CONSUMER MANUFACTURING (2.9%)
Building & Related (2.9%)
D. R. Horton, Inc. ..........................  47,970              2,075,182
Lennar Corp. (Class A) ......................  10,920              1,048,320
                                                                 -----------
                                                                   3,123,502
                                                                 -----------
CONSUMER SERVICES (13.9%)
Airlines (1.2%)
Southwest Airlines Co. ......................  83,610              1,349,465
                                                                 -----------
Broadcasting & Cable (1.7%)
XM Satellite Radio Holdings, Inc. * .........  71,600              1,887,376
                                                                 -----------
Cellular Communications (5.6%)
Nextel Partners, Inc. * .....................  43,600                586,420
Sprint Corp. (PCS Group) * .................. 990,120              5,564,474
                                                                 -----------
                                                                   6,150,894
                                                                 -----------
Gaming (1.2%)
Wynn Resorts Ltd. * .........................  46,760              1,309,748
                                                                 -----------
Restaurants & Lodging (1.0%)
Starbucks Corporation * .....................  33,960              1,122,718
                                                                 -----------
Retail-General Merchandise
    (3.2%)
Amazon.com, Inc. * ..........................  29,800              1,568,672
Tiffany & Co. ...............................  42,400              1,916,480
                                                                 -----------
                                                                   3,485,152
                                                                 -----------
                                                                  15,305,353
                                                                 -----------
CONSUMER STAPLES (0.9%)
Retail-Food & Drug (0.9%)
Whole Foods Market, Inc. * ..................  15,110              1,014,334
                                                                  ----------
ENERGY (10.2%)
Domestic Producers (3.3%)
Apache Corp. ................................  26,350              2,136,985
Noble Energy, Inc. ..........................  34,370              1,527,059
                                                                  ----------
                                                                   3,664,044
                                                                  ----------


--------------------------------------------------------------------------------
                                                   Number of            Value
                                                     Shares            (Note 2)
--------------------------------------------------------------------------------
Oil Service (4.1%)
BJ Services Co. * ...........................  87,560             $ 3,143,404
FMC Technologies, Inc. * ....................  57,250               1,333,925
                                                                  -----------
                                                                    4,477,329
                                                                  -----------
Miscellaneous (2.8%)
Evergreen Resources, Inc. * .................  40,360               1,312,104
Valero Energy Corp. .........................  36,800               1,705,312
                                                                  -----------
                                                                    3,017,416
                                                                  -----------
                                                                   11,158,789
                                                                  -----------
FINANCE (4.6%)
Banking-Money Center (1.0%)
SLM Corp. ...................................  30,180               1,137,182
                                                                  -----------
Brokerage & Money
    Management (2.2%)
Ameritrade Holding Corp.
    (Class A) * .............................  90,550               1,274,039
Legg Mason, Inc. ............................  14,290               1,102,902
                                                                  -----------
                                                                    2,376,941
                                                                  -----------
Miscellaneous (1.4%)
Providian Financial Corp. * ................. 130,030               1,513,549
                                                                  -----------
                                                                    5,027,672
                                                                  -----------
HEALTH CARE (17.1%)
Biotechnology (13.6%)
Affymetrix, Inc. * .......................... 113,460               2,792,251
Applera Corp. * ............................. 120,600               1,677,546
Applied Biosystems Group-Applera
    Corp. ................................... 163,030               3,376,351
Biogen Idec, Inc. * .........................  56,570               2,080,645
Compugen Ltd. * ............................. 221,110               1,116,606
Gilead Sciences, Inc. * .....................  26,190               1,522,687
Millennium Pharmaceuticals, Inc. * .......... 126,050               2,353,353
                                                                  -----------
                                                                   14,919,439
                                                                  -----------
Medical Services (1.3%)
Cepheid, Inc. * ............................. 147,880               1,416,690
                                                                  -----------
Medical Products (2.2%)
Cerus Corp. * ............................... 269,260               1,222,440
Zimmer Holdings, Inc. * .....................  16,450               1,158,080
                                                                  -----------
                                                                    2,380,520
                                                                  -----------
                                                                   18,716,649
                                                                  -----------
TECHNOLOGY (41.8%)
Communication
    Equipment (6.7%)
Corning, Inc. * ............................. 192,720               2,010,070
JDS Uniphase Corp. * ........................ 328,490               1,198,988
Juniper Networks, Inc. * .................... 193,760               3,619,437
3Com Corp. * ................................  66,460                 542,978
                                                                  -----------
                                                                    7,371,473
                                                                  -----------

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
(The Alliance Mid Cap Growth Fund)
of The Equitable Life Assurance Society of the United States

Portfolio of Investments -- December 31, 2003 (Concluded)

--------------------------------------------------------------------------------
                                               Number of            Value
                                                 Shares            (Note 2)
--------------------------------------------------------------------------------
Computer Peripherals (2.7%)
Network Appliance, Inc. * ............... 142,230             $  2,919,982
                                                              ------------
Internet Infrastructure (1.5%)
eBay, Inc. * ............................  26,106                1,686,187
                                                              ------------
Internet Media (3.1%)
Equinix, Inc. * .........................   9,900                  279,180
RealNetworks, Inc. * .................... 177,050                1,010,956
SINA Corp. * ............................  15,950                  538,312
Yahoo!, Inc. * ..........................  34,516                1,559,088
                                                              ------------
                                                                 3,387,536
                                                              ------------
Semiconductor Capital
    Equipment (1.9%)
KLA-Tencor Corp. * ......................  35,300                2,071,051
                                                              ------------
Semiconductor
    Components (11.7%)
Broadcom Corp. * ........................  56,030                1,910,063
Marvell Technology Group Ltd. * .........  32,700                1,240,311
Micron Technology, Inc. * ............... 324,440                4,370,207
Nvidia Corp. * .......................... 135,910                3,159,907
Silicon Laboratories, Inc. * ............  50,370                2,176,991
                                                              ------------
                                                                12,857,479
                                                              ------------

--------------------------------------------------------------------------------
                                               Number of            Value
                                                 Shares            (Note 2)
--------------------------------------------------------------------------------
Software (14.2%)
BEA Systems, Inc. * ..................... 182,060             $  2,239,338
CNET Networks, Inc. * ................... 218,100                1,487,442
Electronic Arts, Inc. * .................  25,668                1,226,417
Intuit, Inc. * ..........................  41,739                2,208,410
NetScreen Technologies, Inc. * .......... 105,780                2,618,055
PeopleSoft, Inc. * ...................... 181,940                4,148,232
Red Hat, Inc. * .........................  79,000                1,482,830
                                                              ------------
                                                                15,410,724
                                                              ------------
                                                                45,704,432
                                                              ------------
TOTAL COMMON STOCKS (99.5%)
   (Cost $85,907,893)....................                      108,957,191
                                                              ------------
TOTAL INVESTMENTS (99.5%)
   (Cost $85,907,893)....................                      108,957,191
OTHER ASSETS LESS
    LIABILITIES (0.5%) ..................                          513,479
                                                              ------------
NET ASSETS (100.0%) .....................                     $109,470,670
                                                              ============

-------------------------
*    Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


----------------------------------------------------

     Statements of Assets and Liabilities           ----------------------------
     December 31, 2003

----------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            EQ/Alliance
                                                                           EQ/Alliance     Intermediate
                                                        AXA Premier VIP       Growth        Government       EQ/Alliance
                                                           High Yield       and Income      Securities      International
--------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...............................................    $ 1,196,266      $ 7,317,086     $ 12,920,044     $ 16,376,897
Receivable for Trust shares sold .....................            981           75,516            7,716           77,485
Receivable for policy-related transactions ...........             --               --               --               --
--------------------------------------------------------------------------------------------------------------------------
   Total assets ......................................      1,197,247        7,392,602       12,927,760       16,454,382
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................             --               --               --               --
Payable for policy-related transactions ..............            981           75,516            7,716           82,206
--------------------------------------------------------------------------------------------------------------------------
   Total liabilities .................................            981           75,516            7,716           82,206
--------------------------------------------------------------------------------------------------------------------------
Net assets ...........................................    $ 1,196,266      $ 7,317,086     $ 12,920,044     $ 16,372,176
========================================================================================================================
Accumulation Units ...................................      1,196,266        7,317,086       12,920,044       16,372,176
Retained by Equitable Life in Separate Account
 No. 66 ..............................................             --               --               --               --
--------------------------------------------------------------------------------------------------------------------------
Total net assets .....................................    $ 1,196,266      $ 7,317,086     $ 12,920,044     $ 16,372,176
========================================================================================================================
Investments in shares of The Trust - at cost .........    $ 1,471,965      $ 7,423,894     $ 13,012,385     $ 12,844,360
Trust shares held
 Class A .............................................        212,471          440,232          228,495        1,701,694
 Class B .............................................             --               --        1,050,227               --
Units outstanding (000's):
 MRP .................................................             --               --              226              795
 RIA .................................................              7               24               60               40
Unit value:
 MRP .................................................             --               --     $      10.16     $      14.48
 RIA .................................................    $    173.86      $    298.75     $     176.49     $     122.39

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Assets and Liabilities (Continued)    -----------------------
     December 31, 2003

--------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                         EQ/Alliance     EQ/Bernstein
                                                          EQ/Alliance     EQ/Alliance     Small Cap       Diversified
                                                        Premier Growth   Quality Bond       Growth           Value
-----------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...............................................   $ 1,054,079     $ 2,468,702     $ 1,911,124     $ 15,890,615
Receivable for Trust shares sold .....................           767           1,651              --            1,571
Receivable for policy-related transactions ...........            --              --           1,115               --
-----------------------------------------------------------------------------------------------------------------------
   Total assets ......................................     1,054,846       2,470,353       1,912,239       15,892,186
-----------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................            --              --           1,115               --
Payable for policy-related transactions ..............           767           1,651              --            1,571
-----------------------------------------------------------------------------------------------------------------------
   Total liabilities .................................           767           1,651           1,115            1,571
-----------------------------------------------------------------------------------------------------------------------
Net assets ...........................................   $ 1,054,079     $ 2,468,702     $ 1,911,124     $ 15,890,615
=======================================================================================================================
Accumulation Units ...................................     1,052,579       2,468,702       1,911,124       15,889,115
Retained by Equitable Life in Separate Account
 No. 66 ..............................................         1,500              --              --            1,500
-----------------------------------------------------------------------------------------------------------------------
Total net assets .....................................   $ 1,054,079     $ 2,468,702     $ 1,911,124     $ 15,890,615
=======================================================================================================================
Investments in shares of The Trust - at cost .........   $ 1,398,216     $ 2,413,847     $ 1,737,531     $ 14,635,949
Trust shares held
 Class A .............................................            --         240,888         149,936               --
 Class B .............................................       169,976              --              --        1,245,507
Units outstanding (000's):
 MRP .................................................            --              --              --              487
 RIA .................................................            18              13              14               97
Unit value:
 MRP .................................................            --              --              --     $      10.89
 RIA .................................................   $     59.84     $    192.69     $    136.53     $     109.39

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Assets and Liabilities (Continued)   ------------------------
     December 31, 2003

--------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                         EQ/Calvert     EQ/Capital      EQ/Capital      EQ/Capital
                                                          Socially       Guardian        Guardian        Guardian
                                                        Responsible   International      Research       US Equity
-------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...............................................   $ 737,021      $ 635,114      $ 5,789,323     $ 1,151,427
Receivable for Trust shares sold .....................          --             --               --               3
Receivable for policy-related transactions ...........       1,701             78              217              --
-------------------------------------------------------------------------------------------------------------------
   Total assets ......................................     738,722        635,192        5,789,540       1,151,430
-------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................       1,774             78              217              --
Payable for policy-related transactions ..............          --             --               --               3
-------------------------------------------------------------------------------------------------------------------
   Total liabilities .................................       1,774             78              217               3
-------------------------------------------------------------------------------------------------------------------
Net assets ...........................................   $ 736,948      $ 635,114      $ 5,789,323     $ 1,151,427
===================================================================================================================
Accumulation Units ...................................     735,448        633,614        5,787,823       1,149,927
Retained by Equitable Life in Separate Account
 No. 66 ..............................................       1,500          1,500            1,500           1,500
-------------------------------------------------------------------------------------------------------------------
Total net assets .....................................   $ 736,948      $ 635,114      $ 5,789,323     $ 1,151,427
===================================================================================================================
Investments in shares of The Trust - at cost .........   $ 668,100      $ 543,328      $ 4,766,356     $   975,469
Trust shares held
 Class A .............................................          --             --               --              --
 Class B .............................................      97,966         65,862          537,929         108,916
Units outstanding (000's):
 MRP .................................................          99             55              364              64
 RIA .................................................          --              2                6               3
Unit value:
 MRP .................................................   $    7.41      $    8.82      $     14.10     $     12.24
 RIA .................................................   $   83.07      $   92.75      $    108.30     $    106.85

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Assets and Liabilities (Continued)   -----------------------
     December 31, 2003

--------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                        EQ/Emerging
                                                          Markets       EQ/Equity     EQ/Evergreen      EQ/FI
                                                          Equity        500 Index         Omega        Mid Cap
---------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...............................................  $ 367,718     $ 17,797,208      $ 56,705      $ 599,635
Receivable for Trust shares sold .....................        262           21,812            57             --
Receivable for policy-related transactions ...........         --               --            --          2,022
---------------------------------------------------------------------------------------------------------------
   Total assets ......................................    367,980       17,819,020        56,762        601,657
---------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................         --               --            --          2,022
Payable for policy-related transactions ..............        262           21,812            57             --
---------------------------------------------------------------------------------------------------------------
   Total liabilities .................................        262           21,812            57          2,022
---------------------------------------------------------------------------------------------------------------
Net assets ...........................................  $ 367,718     $ 17,797,208      $ 56,705      $ 599,635
===============================================================================================================
Accumulation Units ...................................    366,218       17,795,708        55,205        598,135
Retained by Equitable Life in Separate Account
 No. 66 ..............................................      1,500            1,500         1,500          1,500
---------------------------------------------------------------------------------------------------------------
Total net assets .....................................  $ 367,718     $ 17,797,208      $ 56,705      $ 599,635
===============================================================================================================
Investments in shares of The Trust - at cost .........  $ 261,596     $ 18,272,339      $ 52,672      $ 475,750
Trust shares held
 Class A .............................................         --          327,054            --             --
 Class B .............................................     44,914          507,811         6,760         59,090
Units outstanding (000's):
 MRP .................................................         --            1,477            --             --
 RIA .................................................          2               25             1              6
Unit value:
 MRP .................................................         --     $       7.32            --             --
 RIA .................................................  $  181.64     $     274.41      $  81.36      $  101.82

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Assets and Liabilities (Continued)   ------------------------
     December 31, 2003

--------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                            EQ/FI         EQ/Janus     EQ/Lazard
                                                          Small/Mid      Large Cap     Small Cap     EQ/Marsico
                                                          Cap Value        Growth        Value         Focus
---------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...............................................   $ 5,666,530     $ 137,684     $ 720,891     $ 291,345
Receivable for Trust shares sold .....................            --           119            --            --
Receivable for policy-related transactions ...........        53,292            --         1,980         2,250
---------------------------------------------------------------------------------------------------------------
   Total assets ......................................     5,719,822       137,803       722,871       293,595
---------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................        55,102            --         1,980         2,250
Payable for policy-related transactions ..............            --           119            --            --
---------------------------------------------------------------------------------------------------------------
   Total liabilities .................................        55,102           119         1,980         2,250
---------------------------------------------------------------------------------------------------------------
Net assets ...........................................   $ 5,664,720     $ 137,684     $ 720,891     $ 291,345
==============================================================================================================
Accumulation Units ...................................     5,663,221       136,184       719,391       289,845
Retained by Equitable Life in Separate Account
 No. 66 ..............................................         1,499         1,500         1,500         1,500
---------------------------------------------------------------------------------------------------------------
Total net assets .....................................   $ 5,664,720     $ 137,684     $ 720,891     $ 291,345
==============================================================================================================
Investments in shares of The Trust - at cost .........   $ 4,823,925     $ 127,537     $ 625,029     $ 247,409
Trust shares held
 Class A .............................................            --            --            --            --
 Class B .............................................       433,335        24,199        54,205        22,071
Units outstanding (000's):
 MRP .................................................           431            --            --            --
 RIA .................................................             7             2             5             2
Unit value:
 MRP .................................................   $     11.08            --            --            --
 RIA .................................................   $    132.94     $   56.98     $  160.84     $  123.22

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Assets and Liabilities (Continued)   ------------------------
     December 31, 2003

--------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                          EQ/Mercury      EQ/Mercury         EQ/MFS          EQ/MFS
                                                         Basic Value    International       Emerging        Investors
                                                            Equity          Value       Growth Companies      Trust
---------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...............................................   $ 1,237,639      $ 356,745       $ 2,736,472       $ 48,384
Receivable for Trust shares sold .....................           646            416                --             --
Receivable for policy-related transactions ...........            --             --             4,630             48
---------------------------------------------------------------------------------------------------------------------
   Total assets ......................................     1,238,285        357,161         2,741,102         48,432
---------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................            --             --             5,291             48
Payable for policy-related transactions ..............           646            416                --             --
---------------------------------------------------------------------------------------------------------------------
   Total liabilities .................................           646            416             5,291             48
---------------------------------------------------------------------------------------------------------------------
Net assets ...........................................   $ 1,237,639      $ 356,745       $ 2,735,811       $ 48,384
=====================================================================================================================
Accumulation Units ...................................     1,236,139        355,245         2,734,312         46,884
Retained by Equitable Life in Separate Account
 No. 66 ..............................................         1,500          1,500             1,499          1,500
---------------------------------------------------------------------------------------------------------------------
Total net assets .....................................   $ 1,237,639      $ 356,745       $ 2,735,811       $ 48,384
=====================================================================================================================
Investments in shares of The Trust - at cost .........   $ 1,055,699      $ 325,823       $ 2,725,369       $ 56,000
Trust shares held
 Class A .............................................            --             --                --             --
 Class B .............................................        83,981         32,837           235,157          5,660
Units outstanding (000's):
 MRP .................................................            --             --               295             --
 RIA .................................................             8              4                15              1
Unit value:
 MRP .................................................            --             --       $      4.29             --
 RIA .................................................   $    164.84      $   99.99       $     97.26       $  83.93

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Assets and Liabilities (Concluded)   ------------------------
     December 31, 2003

--------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                          EQ/Putnam
                                                           EQ/Money       Growth &      EQ/Putnam
                                                            Market      Income Value     Voyager    EQ/Technology
-----------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...............................................   $ 2,671,103     $ 319,555      $ 48,340    $ 1,237,724
Receivable for Trust shares sold .....................         1,795           270            46             --
Receivable for policy-related transactions ...........            --            --            --         18,912
-----------------------------------------------------------------------------------------------------------------
   Total assets ......................................     2,672,898       319,825        48,386      1,256,636
-----------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................            --            --            --         18,912
Payable for policy-related transactions ..............         1,795           270            46             --
-----------------------------------------------------------------------------------------------------------------
   Total liabilities .................................         1,795           270            46         18,912
-----------------------------------------------------------------------------------------------------------------
Net assets ...........................................   $ 2,671,103     $ 319,555      $ 48,340    $ 1,237,724
=================================================================================================================
Accumulation Units ...................................     2,671,103       318,055        46,840      1,236,224
Retained by Equitable Life in Separate Account
 No. 66 ..............................................            --         1,500         1,500          1,500
-----------------------------------------------------------------------------------------------------------------
Total net assets .....................................   $ 2,671,103     $ 319,555      $ 48,340    $ 1,237,724
=================================================================================================================
Investments in shares of The Trust - at cost .........   $ 2,689,457     $ 318,100      $ 43,402    $ 1,087,357
Trust shares held
 Class A .............................................       257,669            --            --             --
 Class B .............................................            --        28,388         4,074        288,805
Units outstanding (000's):
 MRP .................................................            --            --            --            128
 RIA .................................................            18             3             1              7
Unit value:
 MRP .................................................            --            --            --    $      6.74
 RIA .................................................   $    149.82     $  114.64      $  68.49    $     50.87

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Operations                           ------------------------
     For the Year Ended December 31, 2003

--------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                        EQ/Alliance
                                                                          EQ/Alliance   Intermediate
                                                        AXA Premier VIP      Growth      Government    EQ/Alliance
                                                           High Yield      and Income    Securities   International
-------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................     $  59,816      $   84,605    $  519,071     $  276,989
-------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................          (596)         (3,893)      (31,020)      (122,180)
-------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................        59,220          80,712       488,051        154,809
-------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............       (13,868)       (837,102)       94,964         40,176
   Realized gain distribution from The Trust .........            --              --         4,635             --
-------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................       (13,868)       (837,102)       99,599         40,176
-------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................       198,710       2,788,951      (322,804)     4,035,343
-------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................       184,842       1,951,849      (223,205)     4,075,519
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Asset Results
 from Operations .....................................     $ 244,062      $2,032,561    $  264,846     $4,230,328
===================================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Operations (Continued)               ------------------------
     For the Year Ended December 31, 2003

--------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                        EQ/Alliance   EQ/Bernstein
                                                          EQ/Alliance     EQ/Alliance    Small Cap    Diversified
                                                        Premier Growth   Quality Bond      Growth        Value
------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................    $       --      $  68,388      $      --    $  181,416
------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................            --         (1,478)          (743)      (57,472)
------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................            --         66,910           (743)      123,944
------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............      (575,281)        93,625        (86,293)      (81,136)
   Realized gain distribution from The Trust .........            --          8,007             --            --
------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................      (575,281)       101,632        (86,293)      (81,136)
------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................       805,950        (67,090)       604,308     3,265,390
------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................       230,669         34,542        518,015     3,184,254
------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Asset Results
 from Operations .....................................    $  230,669      $ 101,452      $ 517,272    $3,308,198
==================================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Operations (Continued)               ------------------------
     For the Year Ended December 31, 2003

--------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                         EQ/Calvert     EQ/Capital     EQ/Capital    EQ/Capital
                                                          Socially       Guardian       Guardian      Guardian
                                                        Responsible   International     Research     US Equity
---------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................   $      --      $  5,728       $   21,491    $  2,636
---------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................      (6,702)       (3,624)         (56,296)     (5,119)
---------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................      (6,702)        2,104          (34,805)     (2,483)
---------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............     (16,466)        4,518           24,033      12,303
   Realized gain distribution from The Trust .........          --            --               --          --
---------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................     (16,466)        4,518           24,033      12,303
---------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................     151,795       118,377        1,319,057     210,076
---------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................     135,329       122,895        1,343,090     222,379
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Asset Results
 from Operations .....................................   $ 128,627      $124,999       $1,308,285    $219,896
===============================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Operations (Continued)               ------------------------
     For the Year Ended December 31, 2003

--------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                        EQ/Emerging
                                                          Markets    EQ/Equity 500   EQ/Evergreen     EQ/FI
                                                          Equity         Index           Omega       Mid Cap
--------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................  $   2,224    $    217,622      $     --     $     --
--------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................         --        (115,515)           --           --
--------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................      2,224         102,107            --           --
--------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............    (27,869)     (2,212,969)       (1,781)      (3,840)
   Realized gain distribution from The Trust .........         --              --            --           --
--------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................    (27,869)     (2,212,969)       (1,781)      (3,840)
--------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................    159,081       6,196,751        17,327      154,827
--------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................    131,212       3,983,782        15,546      150,987
--------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Asset Results
 from Operations .....................................  $ 133,436    $  4,085,889      $ 15,546     $150,987
==============================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Operations (Continued)               ------------------------
     For the Year Ended December 31, 2003

--------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                          EQ/FI       EQ/Janus   EQ/Lazard
                                                        Small/Mid    Large Cap   Small Cap   EQ/Marsico
                                                        Cap Value      Growth      Value       Focus
--------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts ........................  $   18,059    $      --   $   5,130    $    --
--------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ..............................     (50,055)          --          --         --
--------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ........................     (31,996)          --       5,130         --
--------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ..............     (78,375)     (20,826)    (12,994)     1,722
   Realized gain distribution from The Trust ........          --           --       1,327         --
--------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ...........................     (78,375)     (20,826)    (11,667)     1,722
--------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ...................................   1,471,997       51,118     189,958     47,139
--------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ........................................   1,393,622       30,292     178,291     48,861
--------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Asset Results
 from Operations ....................................  $1,361,626    $  30,292   $ 183,421    $48,861
========================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Operations (Continued)               ------------------------
     For the Year Ended December 31, 2003

--------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                          EQ/MFS
                                                         EQ/Mercury     EQ/Mercury       Emerging      EQ/MFS
                                                        Basic Value   International       Growth      Investors
                                                           Equity         Value         Companies       Trust
---------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................   $   5,554      $   7,044     $         --    $    261
---------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................          --             --          (13,047)         --
---------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................       5,554          7,044          (13,047)        261
---------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............     (52,910)       (23,274)      (1,277,685)     (3,089)
   Realized gain distribution from The Trust .........          --             --               --          --
---------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................     (52,910)       (23,274)      (1,277,685)     (3,089)
---------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................     369,056         96,460        1,945,429      11,679
---------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................     316,146         73,186          667,744       8,590
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Asset Results
 from Operations .....................................   $ 321,700      $  80,230     $    654,697    $  8,851
===============================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Operations (Concluded)               ------------------------
     For the Year Ended December 31, 2003

--------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                                                                       EQ/Putnam
                                                         EQ/Money       Growth &      EQ/Putnam
                                                          Market     Inccome Value     Voyager    EQ/Technology
---------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................  $  24,454      $   3,850     $      58     $      --
---------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................     (2,434)            --            --        (7,198)
---------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................     22,020          3,850            58        (7,198)
---------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............    (29,715)       (10,214)      (60,748)      (50,939)
   Realized gain distribution from The Trust .........         --             --            --            --
---------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................    (29,715)       (10,214)      (60,748)      (50,939)
---------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................     46,166         74,966        78,427       358,137
---------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................     16,451         64,752        17,679       307,198
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Asset Results
 from Operations .....................................  $  38,471      $  68,602     $  17,737     $ 300,000
===============================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Changes in Net Assets                ------------------------
     For the Years Ended December 31,

--------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                            EQ/Alliance
                                                           AXA Premier VIP                    Growth
                                                              High Yield                    and Income
                                                     ---------------------------- -------------------------------
                                                          2003           2002           2003            2002
-----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................   $   59,220    $  111,758      $    80,712   $  141,605
 Net realized gain (loss) on investments ...........      (13,868)     (132,657)        (837,102)  (1,121,293)
 Change in unrealized appreciation
   (depreciation) of investments ...................      198,710       (24,807)       2,788,951   (1,778,585)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................      244,062       (45,706)       2,032,561   (2,758,273)
-----------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      117,150        61,040        1,260,316    1,395,808
   Transfers between funds and guaranteed
    interest account, net ..........................       28,530       (43,990)        (329,810)    (647,309)
   Transfers for contract benefits and
    terminations ...................................     (361,457)     (240,689)      (3,805,623)  (5,318,508)
   Contract maintenance charges ....................      (11,170)      (12,187)         (66,743)    (101,095)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (226,947)     (235,826)      (2,941,860)  (4,671,104)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --            --               --           --
-----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................       17,115      (281,532)        (909,299)  (7,429,377)
Net Assets--Beginning of Period ....................    1,179,151     1,460,683        8,226,385   15,655,762
-----------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................   $1,196,266    $1,179,151      $ 7,317,086   $8,226,385
=================================================================================================================


                                                               EQ/Alliance
                                                              Intermediate
                                                               Government
                                                             Securities (b)
                                                     -------------------------------
                                                           2003            2002
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $   488,051      $   400,417
 Net realized gain (loss) on investments ...........      99,599           18,349
 Change in unrealized appreciation
   (depreciation) of investments ...................    (322,804)         232,150
------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     264,846          650,916
------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   3,498,444        1,616,213
   Transfers between funds and guaranteed
    interest account, net ..........................     (33,762)       7,113,755
   Transfers for contract benefits and
    terminations ...................................  (1,252,208)        (139,800)
   Contract maintenance charges ....................     (46,498)         (28,932)
------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................   2,165,976        8,561,236
------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --               --
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................   2,430,822        9,212,152
Net Assets--Beginning of Period ....................  10,489,222        1,277,070
------------------------------------------------------------------------------------
Net Assets--End of Period .......................... $12,920,044      $10,489,222
====================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Changes in Net Assets (Continued)    ------------------------
     For the Years Ended December 31,

--------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                              EQ/Alliance                    EQ/Alliance
                                                           International (a)               Premier Growth
                                                     ------------------------------ -----------------------------
                                                           2003           2002           2003           2002
-----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $   154,809      $   (13,689)   $       --      $        --
 Net realized gain (loss) on investments ...........      40,176         (564,669)     (575,281)        (662,484)
 Change in unrealized appreciation
   (depreciation) of investments ...................   4,035,343           84,140       805,950            8,739
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................   4,230,328         (494,218)      230,669         (653,745)
-----------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   2,251,680          224,342       122,091          144,145
   Transfers between funds and guaranteed
    interest account, net ..........................    (312,928)      12,933,951      (195,190)        (277,773)
   Transfers for contract benefits and
    terminations ...................................  (2,726,270)        (900,142)     (265,698)        (335,197)
   Contract maintenance charges ....................     (41,441)         (13,919)      (11,716)         (15,737)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    (828,959)      12,244,232      (350,513)        (484,562)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --               --            --               --
-----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................   3,401,369       11,750,014      (119,844)      (1,138,307)
Net Assets--Beginning of Period ....................  12,970,807        1,220,793     1,173,923        2,312,230
-----------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .......................... $16,372,176      $12,970,807    $1,054,079      $ 1,173,923
=================================================================================================================


----------------------------------------------------------------------------------
                                                              EQ/Alliance
                                                             Quality Bond
                                                     -----------------------------
                                                           2003           2002
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $      66,910   $  124,223
 Net realized gain (loss) on investments ...........        101,632       51,244
 Change in unrealized appreciation
   (depreciation) of investments ...................        (67,090)      83,876
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................        101,452      259,343
----------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........        352,976      510,164
   Transfers between funds and guaranteed
    interest account, net ..........................        103,850     (112,760)
   Transfers for contract benefits and
    terminations ...................................     (1,251,012)    (456,782)
   Contract maintenance charges ....................        (26,671)     (28,215)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................       (820,857)     (87,593)
----------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........             --           --
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................       (719,405)     171,750
Net Assets--Beginning of Period ....................      3,188,107    3,016,357
----------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $   2,468,702   $3,188,107
==================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Changes in Net Assets (Continued)    ------------------------
     For the Years Ended December 31,

--------------------------------------------------------

--------------------------------------------------------------------------------
                                                             EQ/Alliance
                                                              Small Cap
                                                                Growth
                                                     ----------------------------
                                                          2003           2002
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................   $     (743)   $     (798)
 Net realized gain (loss) on investments ...........      (86,293)     (353,726)
 Change in unrealized appreciation
   (depreciation) of investments ...................      604,308      (245,136)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................      517,272      (599,660)
--------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      164,879       164,967
   Transfers between funds and guaranteed
    interest account, net ..........................      419,441      (210,418)
   Transfers for contract benefits and
    terminations ...................................     (391,265)     (323,537)
   Contract maintenance charges ....................      (13,458)      (15,497)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................      179,597      (384,485)
--------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --            --
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................      696,869      (984,145)
Net Assets--Beginning of Period ....................    1,214,255     2,198,400
--------------------------------------------------------------------------------
Net Assets--End of Period ..........................   $1,911,124    $1,214,255
================================================================================


---------------------------------------------------------------------------------------------------------------
                                                              EQ/Bernstein                   EQ/Calvert
                                                               Diversified                    Socially
                                                                  Value                     Responsible
                                                     ------------------------------- --------------------------
                                                           2003            2002          2003          2002
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $   123,944    $    96,755      $  (6,702)   $    (4,975)
 Net realized gain (loss) on investments ...........      (81,136)      (112,129)       (16,466)       (63,098)
 Change in unrealized appreciation
   (depreciation) of investments ...................    3,265,390     (1,873,293)       151,795        (37,104)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................    3,308,198     (1,888,667)       128,627       (105,177)
---------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........    2,320,276      2,284,286        318,600        311,342
   Transfers between funds and guaranteed
    interest account, net ..........................     (436,862)     7,458,557        (29,956)      (123,827)
   Transfers for contract benefits and
    terminations ...................................     (541,503)      (613,650)       (14,180)       (42,563)
   Contract maintenance charges ....................      (27,406)       (19,193)            --            (21)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    1,314,505      9,110,000        274,464        144,931
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --             --             --
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................    4,622,703      7,221,333        403,091         39,754
Net Assets--Beginning of Period ....................   11,267,912      4,046,579        333,857        294,103
---------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $15,890,615    $11,267,912      $ 736,948    $   333,857
===============================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Changes in Net Assets (Continued)    ------------------------
     For the Years Ended December 31,

--------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                            EQ/Capital                EQ/Capital
                                                             Guardian                  Guardian
                                                          International               Research(d)
                                                     ------------------------ ---------------------------
                                                         2003         2002         2003          2002
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $   2,104   $  1,760     $  (34,805)   $    6,071
 Net realized gain (loss) on investments ...........      4,518     (9,027)        24,033       (14,803)
 Change in unrealized appreciation
   (depreciation) of investments ...................    118,377    (23,443)     1,319,057      (300,210)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................    124,999    (30,710)     1,308,285      (308,942)
---------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........    307,020    196,427      1,067,658       135,070
   Transfers between funds and guaranteed
    interest account, net ..........................     14,514        499        (47,144)    4,240,763
   Transfers for contract benefits and
    terminations ...................................    (34,239)   (12,582)      (748,427)      (56,258)
   Contract maintenance charges ....................       (936)      (647)        (6,279)       (2,583)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    286,359    183,697        265,808     4,316,992
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........         --         --             --            --
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................    411,358    152,987      1,574,093     4,008,050
Net Assets--Beginning of Period ....................    223,756     70,769      4,215,230       207,180
---------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $ 635,114   $223,756     $5,789,323    $4,215,230
=========================================================================================================


--------------------------------------------------------------------------------
                                                             EQ/Capital
                                                              Guardian
                                                           U.S. Equity(c)
                                                     ---------------------------
                                                          2003          2002
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................   $   (2,483)   $     871
 Net realized gain (loss) on investments ...........       12,303      (43,166)
 Change in unrealized appreciation
   (depreciation) of investments ...................      210,076      (39,603)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................      219,896      (81,898)
--------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      557,673      106,590
   Transfers between funds and guaranteed
    interest account, net ..........................       16,115      208,578
   Transfers for contract benefits and
    terminations ...................................      (48,951)     (26,867)
   Contract maintenance charges ....................       (3,039)      (3,152)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................      521,798      285,149
--------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --           --
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................      741,694      203,251
Net Assets--Beginning of Period ....................      409,733      206,482
--------------------------------------------------------------------------------
Net Assets--End of Period ..........................   $1,151,427    $ 409,733
================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Changes in Net Assets (Continued)    ------------------------
     For the Years Ended December 31,

--------------------------------------------------------


------------------------------------------------------------------------------
                                                            EQ/Emerging
                                                              Markets
                                                              Equity
                                                     -------------------------
                                                         2003         2002
------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $   2,224    $      --
 Net realized gain (loss) on investments ...........    (27,869)     (72,915)
 Change in unrealized appreciation
   (depreciation) of investments ...................    159,081       59,143
------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................    133,436      (13,772)
------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     56,266       21,063
   Transfers between funds and guaranteed
    interest account, net ..........................     44,429          389
   Transfers for contract benefits and
    terminations ...................................    (79,939)     (20,438)
   Contract maintenance charges ....................     (2,416)      (2,462)
------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     18,340       (1,448)
------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........         --           --
------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................    151,776      (15,220)
Net Assets--Beginning of Period ....................    215,942      231,162
------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $ 367,718    $ 215,942
==============================================================================


--------------------------------------------------------------------------------------------------------------
                                                                EQ/Equity                   EQ/Evergreen
                                                                500 Index                      Omega
                                                     -------------------------------- ------------------------
                                                           2003            2002           2003        2002
--------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $   102,107     $   102,697       $     --    $       --
 Net realized gain (loss) on investments ...........  (2,212,969)     (3,667,490)        (1,781)      (11,496)
 Change in unrealized appreciation
   (depreciation) of investments ...................   6,196,751      (2,174,722)        17,327        (6,763)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................   4,085,889      (5,739,515)        15,546       (18,259)
--------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   4,376,688       5,169,317          1,675        11,196
   Transfers between funds and guaranteed
    interest account, net ..........................    (785,661)     (2,331,504)          (632)           --
   Transfers for contract benefits and
    terminations ...................................  (4,932,598)     (7,341,959)        (3,570)      (20,187)
   Contract maintenance charges ....................     (74,051)       (121,469)          (565)         (738)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................  (1,415,622)     (4,625,615)        (3,092)       (9,729)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --         (10,000)            --            --
--------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................   2,670,267     (10,375,130)        12,454       (27,988)
Net Assets--Beginning of Period ....................  15,126,941      25,502,071         44,251        72,239
--------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .......................... $17,797,208     $15,126,941       $ 56,705    $   44,251
==============================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Changes in Net Assets (Continued)    ------------------------
     For the Years Ended December 31,

--------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                        EQ/FI                    EQ/Janus
                                                              EQ/FI                   Small/Mid                  Large Cap
                                                             Mid Cap                  Cap Value                   Growth
                                                     ----------------------- --------------------------- -------------------------
                                                         2003        2002         2003          2002         2003         2002
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $     --   $     45     $  (31,996)   $  (22,380)   $      --    $      --
 Net realized gain (loss) on investments ...........    (3,840)    (2,824)       (78,375)         (763)     (20,826)     (43,983)
 Change in unrealized appreciation
   (depreciation) of investments ...................   154,827    (26,833)     1,471,997      (783,563)      51,118      (11,847)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................   150,987    (29,612)     1,361,626      (806,706)      30,292      (55,830)
----------------------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........    58,512     61,806      1,715,553     1,761,271       42,068       37,225
   Transfers between funds and guaranteed
    interest account, net ..........................   125,708    204,017       (880,401)      827,301      (30,820)          --
   Transfers for contract benefits and
    terminations ...................................    (1,903)   (85,085)      (769,786)     (329,508)     (10,254)     (37,081)
   Contract maintenance charges ....................    (3,742)      (624)        (9,472)      (10,233)      (1,303)      (1,406)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................   178,575    180,114         55,894     2,248,831         (309)      (1,262)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........        --         --             --            --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................   329,562    150,502      1,417,520     1,442,125       29,983      (57,092)
Net Assets--Beginning of Period ....................   270,073    119,571      4,247,200     2,805,075      107,701      164,793
----------------------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $599,635   $270,073     $5,664,720    $4,247,200    $ 137,684    $ 107,701
==================================================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Changes in Net Assets (Continued)    ------------------------
     For the Years Ended December 31,

--------------------------------------------------------


--------------------------------------------------------------------------------
                                                              EQ/Lazard
                                                              Small Cap
                                                                Value
                                                     ---------------------------
                                                          2003          2002
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $     5,130   $     4,424
 Net realized gain (loss) on investments ...........      (11,667)      (14,403)
 Change in unrealized appreciation (depreciation)
   of investments ..................................      189,958       (94,275)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................      183,421      (104,254)
--------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      141,250       143,078
   Transfers between funds and guaranteed
    interest account, net ..........................       37,769       440,438
   Transfers for contract benefits and
    terminations ...................................     (120,357)       (9,433)
   Contract maintenance charges ....................       (4,982)       (3,133)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................       53,680       570,950
--------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --            --
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................      237,101       466,696
Net Assets--Beginning of Period ....................      483,790        17,094
--------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $   720,891   $   483,790
================================================================================


----------------------------------------------------------------------------------------------------------
                                                                                       EQ/Mercury
                                                            EQ/Marsico                Basic Value
                                                              Focus                      Equity
                                                     ------------------------ ----------------------------
                                                         2003         2002         2003           2002
----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................   $     --    $      1     $    5,554    $   17,099
 Net realized gain (loss) on investments ...........      1,722         (23)       (52,910)     (181,636)
 Change in unrealized appreciation (depreciation)
   of investments ..................................     47,139      (3,273)       369,056      (155,667)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     48,861      (3,295)       321,700      (320,204)
----------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     86,003      35,082        237,687       254,545
   Transfers between funds and guaranteed
    interest account, net ..........................     11,820     114,296           (719)      240,614
   Transfers for contract benefits and
    terminations ...................................       (385)       (190)      (445,753)     (548,928)
   Contract maintenance charges ....................     (1,959)       (459)       (11,564)      (14,619)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     95,479     148,729       (220,349)      (68,388)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........         --          --             --            --
----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................    144,340     145,434        101,351      (388,592)
Net Assets--Beginning of Period ....................    147,005       1,571      1,136,288     1,524,880
----------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................   $291,345    $147,005     $1,237,639    $1,136,288
==========================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Changes in Net Assets (Continued)    ------------------------
     For the Years Ended December 31,

--------------------------------------------------------

-------------------------------------------------------------------------------
                                                            EQ/Mercury
                                                           International
                                                               Value
                                                     -------------------------
                                                         2003         2002
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $   7,044    $   2,723
 Net realized gain (loss) on investments ...........    (23,274)     (41,128)
 Change in unrealized appreciation
   (depreciation) of investments ...................     96,460      (49,280)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     80,230      (87,685)
-------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     27,312       34,032
   Transfers between funds and guaranteed
    interest account, net ..........................    (42,760)     418,366
   Transfers for contract benefits and
    terminations ...................................    (79,249)     (78,482)
   Contract maintenance charges ....................     (3,141)      (3,392)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    (97,838)     370,524
-------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........         --           --
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................    (17,608)     282,839
Net Assets--Beginning of Period ....................    374,353       91,514
-------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $ 356,745    $ 374,353
===============================================================================


-------------------------------------------------------------------------------------------------------------
                                                                 EQ/MFS
                                                                Emerging                      EQ/MFS
                                                                 Growth                     Investors
                                                                Companies                     Trust
                                                     ------------------------------- ------------------------
                                                           2003            2002          2003        2002
-------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $     (13,047)  $      (9,626)  $    261    $      293
 Net realized gain (loss) on investments ...........     (1,277,685)     (3,049,206)    (3,089)       (6,391)
 Change in unrealized appreciation
   (depreciation) of investments ...................      1,945,429       1,552,110     11,679        (8,546)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................        654,697      (1,506,722)     8,851       (14,644)
-------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........        903,338       1,067,005      2,517         5,109
   Transfers between funds and guaranteed
    interest account, net ..........................       (431,640)       (502,410)        --            --
   Transfers for contract benefits and
    terminations ...................................       (740,198)     (1,590,042)    (6,568)      (11,147)
   Contract maintenance charges ....................        (16,272)        (28,440)      (507)         (605)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................       (284,772)     (1,053,887)    (4,558)       (6,643)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........             --              --         --            --
-------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................        369,925      (2,560,609)     4,293       (21,287)
Net Assets--Beginning of Period ....................      2,365,886       4,926,495     44,091        65,378
-------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $   2,735,811   $   2,365,886   $ 48,384    $   44,091
=============================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Statements of Changes in Net Assets (Continued)    ------------------------
     For the Years Ended December 31,

--------------------------------------------------------


------------------------------------------------------------------------------------
                                                                EQ/Money
                                                                 Market
                                                     -------------------------------
                                                           2003            2002
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $      22,020   $      97,435
 Net realized gain (loss) on investments ...........        (29,715)          2,119
 Change in unrealized appreciation
   (depreciation) of investments ...................         46,166         (11,861)
------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................         38,471          87,693
------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........        647,858         758,383
   Transfers between funds and guaranteed
    interest account, net ..........................     (2,237,583)      2,200,931
   Transfers for contract benefits and
    terminations ...................................     (2,795,207)     (1,494,354)
   Contract maintenance charges ....................        (47,074)        (53,884)
------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (4,432,006)      1,411,076
------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........             --              --
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     (4,393,535)      1,498,769
Net Assets--Beginning of Period ....................      7,064,638       5,565,869
------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $   2,671,103   $   7,064,638
====================================================================================


---------------------------------------------------------------------------------------------------------
                                                             EQ/Putnam
                                                              Growth &                  EQ/Putnam
                                                            Income Value                 Voyager
                                                     -------------------------- -------------------------
                                                         2003          2002         2003         2002
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $   3,850    $     4,248   $       58   $      121
 Net realized gain (loss) on investments ...........    (10,214)       (36,044)     (60,748)     (18,273)
 Change in unrealized appreciation
   (depreciation) of investments ...................     74,966        (64,727)      78,427      (12,680)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     68,602        (96,523)      17,737      (30,832)
---------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     43,726         33,901        2,079        3,168
   Transfers between funds and guaranteed
    interest account, net ..........................      1,391         (4,969)     (15,944)      16,429
   Transfers for contract benefits and
    terminations ...................................    (56,686)      (108,703)     (52,720)     (20,158)
   Contract maintenance charges ....................     (3,084)        (4,301)        (717)        (976)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    (14,653)       (84,072)     (67,302)      (1,537)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........         --             --           --           --
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     53,949       (180,595)     (49,565)     (32,369)
Net Assets--Beginning of Period ....................    265,606        446,201       97,905      130,274
---------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $ 319,555    $   265,606   $   48,340   $   97,905
=========================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of The Equitable Life Assurance Society of the United States



--------------------------------------------------------

     Statements of Changes in Net Assets (Concluded)    ------------------------
     For the Years Ended December 31,

--------------------------------------------------------

--------------------------------------------------------------------------------
                                                            EQ/Technology
                                                     ---------------------------
                                                          2003          2002
                                                     -------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................   $   (7,198)  $  (3,636)
 Net realized gain (loss) on investments ...........      (50,939)   (572,612)
 Change in unrealized appreciation
   (depreciation) of investments ...................      358,137     106,909
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................      300,000    (469,339)
--------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      708,301     352,826
   Transfers between funds and guaranteed
    interest account, net ..........................     (165,456)   (187,852)
   Transfers for contract benefits and
    terminations ...................................     (107,305)   (402,742)
   Contract maintenance charges ....................       (2,131)     (2,817)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................      433,409    (240,585)
--------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --          --
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................      733,409    (709,924)
Net Assets--Beginning of Period ....................      504,315   1,214,239
--------------------------------------------------------------------------------
Net Assets--End of Period ..........................   $1,237,724   $ 504,315
================================================================================

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements                      ------------------------
     December 31, 2003

--------------------------------------------------------


1. Organization

   Separate Account Nos. 13 (Pooled) (the Alliance Bond Fund), 10 (Pooled) (the Alliance Balanced Fund), 4 (Pooled) (the Alliance Common Stock Fund), 3 (Pooled) (the Alliance Mid Cap Growth Fund; formerly the Alliance Aggressive Stock Fund), and 66 (collectively, the Funds or Accounts) of The Equitable Life Assurance Society of the United States (Equitable Life), a subsidiary of AXA Financial, Inc., were established in conformity with the New York State Insurance Law. These financial statements reflect the total net assets and results of operations for Separate Account Nos. 13, 10, 4, 3 and 66. The Retirement Investment Account Program is one of the many products participating in these Funds.

   The Account invests in shares of mutual funds of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP") (collectively "The Trusts"). EQAT commenced operations on May 1, 1997. VIP commenced operations on December 31, 2001. The Trusts are open-end diversified management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

   Separate Account No. 66 consists of 29 investment options(1) of which 28 are reported herein:

   o AXA Premier VIP High Yield(2)           o EQ/Evergreen Omega(5)
   o EQ/Alliance Growth and Income           o EQ/FI Mid Cap
   o EQ/Alliance Intermediate                o EQ/FI Small/Mid Cap Value
        Government Securities                o EQ/Janus Large Cap Growth
   o EQ/Alliance International               o EQ/Lazard Small Cap Value
   o EQ/Alliance Premier Growth              o EQ/Marsico Focus
   o EQ/Alliance Quality Bond                o EQ/Mercury Basic Value Equity
   o EQ/Alliance Small Cap Growth            o EQ/Mercury International Value(9)
   o EQ/Bernstein Diversified Value(3)       o EQ/MFS Emerging Growth Companies
   o EQ/Calvert Socially Responsible         o EQ/MFS Investors Trust(6)
   o EQ/Capital Guardian International       o EQ/Money Market(7)
   o EQ/Capital Guardian Research            o EQ/Putnam Growth & Income Value
   o EQ/Capital Guardian U.S. Equity         o EQ/Putnam Voyager(8)
   o EQ/Emerging Markets Equity(4)           o EQ/Technology(10)
   o EQ/Equity 500 Index

-----------

(1) Effective on May 18, 2001 the names of the investment options held in Separate Account No. 66 include EQ/.
(2)   Formerly known as EQ/High Yield.
(3)   Formerly known as Lazard Large Cap Value.
(4)   Formerly known as Morgan Stanley Emerging Markets Equity.
(5)   Formerly known as EQ/Evergreen.
(6)   Formerly known as MFS Growth with Income.
(7)   Formerly known as EQ/Alliance Money Market.
(8)   Formerly known as EQ/Putnam Investors Growth.
(9)   Formerly known as EQ/Putnam International Equity
(10)  Formerly known as EQ/Alliance Technology

Under applicable insurance law, the assets and liabilities of the Accounts are clearly identified and distinguished from Equitable Life's other assets and liabilities. All contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Accounts' assets attributable to the

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------


1. Organization (Concluded)

   contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in Separate Account Nos. 4 and 66 may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights.

   The amount retained by Equitable Life in Separate Account Nos. 4 and 66 arises principally from (1) contributions from Equitable Life, (2) expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the account's investment results applicable to those assets in the account in excess of the net assets for the contracts. Amounts retained by Equitable Life are not subject to charges for expense risks.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

   On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05, "Financial Highlights of Separate
   Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies," which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investment securities for Separate Account Nos. 13, 10, 4 and 3 are valued as follows:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price.

   Foreign securities not traded directly, or in American Depository Receipt
   (ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

   Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

   United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

   Long-term (i.e., maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where Equitable Life and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

   Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------


2. Significant Accounting Policies (Continued)

   recent premium spreads to the underlying common stock.

   Other assets that do not have a readily available market price are valued at fair value as determined in good faith by Equitable Life's investment officers.

   Short-term debt securities purchased directly by the Equitable Funds which mature in 60 days or less are valued at amortized cost. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

   The value of the investments in Separate Account No. 66 held in the Trusts is calculated by multiplying the number of shares held in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business each day. The net asset value is determined by the Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities. For Separate Account No. 66, realized gains and losses include
   (1) gains and losses on redemptions of Trust shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions. Dividends and distributions of capital gains of the Trusts are automatically reinvested on the ex-dividend date.

   Security transactions are recorded on the trade date. Amortized cost of debt securities where applicable are adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statement of Operations.

   Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign security holdings.

   Forward contracts are agreements to buy or sell a foreign currency for a set price in the future. During the period the forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The use of forward transactions involves the risk of imperfect correlation in movements in the price of forward contracts, interest rates and the underlying hedged assets.

   Forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these forward contracts reflect the extent of the Fund's exposure to off-balance sheet risk. The Fund bears the market risk that arises from any changes in security values. Forward contracts are entered into directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the fund is exposed to the risk of default by the counterparty.

   At December 31, 2003, Separate Account No. 10 had no outstanding forward currency contracts to buy/sell

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------


2. Significant Accounting Policies (Concluded)

   foreign currencies.

   Net assets allocated to contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The tables used are the 1971 GAM table, the 1983 GAM table, and the 1994 GAR. The assumed investment returns vary by contract and range from 4 percent to 6.5 percent. The contracts are participating group annuities, and, thus, the mortality risk is borne by the contractholder, as long as the contract has not been discontinued. Equitable Life retains the ultimate obligation to pay the benefits if the contract funds become insufficient and the contractholder elects to discontinue the contract.

   Amounts due to/from the General Account or receivable/payable for policy related transactions represent receivables/payables for policy related transactions predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the contracts (excluding amounts allocated to the guaranteed interest option, reflected in the General Account). The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate.

   The operations of the Account are included in the federal income tax return of Equitable Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of the contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, Equitable Life retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------


3. Purchases and Sales on Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows for Separate Account No. 66:

                                              Purchases      Sales
                                            ------------ ------------
AXA Premier VIP High Yield ................ $ 230,694    $ 398,421
EQ/Alliance Immediate Government
 Securities ............................... 5,930,985    3,272,322
EQ/Alliance International ................. 2,246,099    2,920,249
EQ/Alliance Premier Growth ................   115,625      466,138
EQ/Alliance Quality Bond ..................   884,236    1,630,176
EQ/Alliance Small Cap Growth ..............   625,476      446,623
EQ/Alliance Growth and Income ............. 1,196,004    4,057,152
EQ/Bernstein Diversified Value ............ 4,776,662    3,338,213
EQ/Calvert Socially Responsible ...........   328,918       61,157
EQ/Capital Guardian International .........   425,500      137,037
EQ/Capital Guardian Research .............. 1,137,450      906,447
EQ/Capital Guardian U.S. Equity ...........   671,121      151,806
EQ/Emerging Markets Equity ................    89,590       69,025
EQ/Equity 500 Index ....................... 7,133,298    8,446,812
EQ/Evergreen Omega ........................     2,431        5,522
EQ/FI MidCap ..............................   228,582       50,007
EQ/FI Small/Mid Cap Value ................. 1,692,355    1,668,456
EQ/Janus Large Cap Growth .................    42,958       43,266
EQ/Lazard Small Cap Value .................   203,461      143,324
EQ/Marsico Focus ..........................   156,632       61,151
EQ/Mercury Basic Value Equity .............   289,909      504,704
EQ/Mercury International Value ............    38,790      129,584
EQ/MFS Emerging Growth Companies ..........   958,665    1,256,484
EQ/MFS Investors Trust ....................     2,651        6,948
EQ/Money Market ........................... 1,010,007    5,419,992
EQ/Putnam Growth and Income Value .........    57,301       68,103
EQ/Putnam Voyager .........................    12,764       80,007
EQ/Technology .............................   836,281      410,069

Investment Security Transactions

For the year ended December 31, 2003, investment security transactions, excluding short-term debt securities, were as follows for Separate Account Nos. 13, 10, 4 and 3:

                                            Purchases                       Sales
                                  ----------------------------- ------------------------------
                                      Stocks          U.S.          Stocks           U.S.
                                     and Debt      Government      and Debt       Government
               Fund                 Securities    and Agencies    Securities     and Agencies
--------------------------------- ----------------------------- ------------------------------
Alliance Bond ................... $51,543,599    $488,134,803   $44,440,763    $541,237,049
Alliance Balanced ...............  31,756,303     240,931,637    29,814,795     248,043,490
Alliance Common Stock ........... 313,803,848              --   354,208,351              --
Alliance Mid Cap Growth ......... 103,439,586              --   114,597,046              --

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------


4. Related Party Transactions

   In Separate Account No. 66 the assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of the Trusts. Shares are offered by the Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A/A1 shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B/B1 shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the Trusts. The Rule 12b-1 Plans provide that the Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B/B1 shares in respect of activities primarily intended to result in the sale of the Class B/B1 shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of the Trusts and as such receives management fees for services performed in its capacity as investment manager of the Trusts. Equitable Life oversees the activities of the investment advisors with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.25% to a high of 1.15% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Equity 500 Index, and EQ/Bernstein Diversified Value and Separate Accounts 13, 10, 4 and 3; as well as a portion of AXA Premier VIP High Yield and EQ/Money Market. Alliance is a publicly traded limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable).

   AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC or its subsidiaries (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its distribution agreement with Equitable Life and its networking agreement with AXA Network.

   Equitable Life, Alliance, and AXA Advisors seek to obtain the best price and execution of all orders placed for the portfolios of the Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Life, Alliance, and AXA Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Equitable Funds' portfolio transactions.

   At December 31, 2003, interests of retirement and investment plans for employees, managers and agents of Equitable Life in Separate Account Nos. 4 and 3 aggregated $187,234,548 (27.2%) and $60,303,971 (55.1%), respectively, of the net assets in these Funds.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------


5. Substitutions/Reorganizations

   Substitutions

   On November 22, 2002 the EQ/Alliance International Portfolio acquired all the net assets of EQ/Alliance Global pursuant to a substitution transaction. For accounting purposes the transaction was treated as a merger. The substitution was accomplished by a tax-free exchange of 1,104,388 of Class A shares of EQ/Alliance Global (valued at $13,119,770) for 1,761,954 of Class A shares of EQ/Alliance International Portfolio (valued at $13,119,770). The aggregate net assets of EQ/Alliance Global and EQ/Alliance International Portfolios immediately before the substitution were $13,119,770 and $1,008,346, respectively, resulting in combined net assets of $14,128,116.

   On November 22, 2002 Separate Account No. 66 redeemed its position in EQ/Alliance Growth Investors and purchased units in Alliance Balanced Portfolio (Separate Account No. 10). For accounting purposes this transaction was accounted for as a redemption of shares in EQ/Alliance Growth Investors and purchase of units in the Alliance Balanced Fund. 1,822 Class A units of Alliance Balanced Fund Separate Account 10 (valued at $27,425,748) were purchased. 1,955,686 of Class A Shares of EQ/Alliance Growth Investors (valued at $27,425,748) outstanding on November 22, 2002 were redeemed.

   On November 22, 2002 the EQ/Capital Guardian Research Portfolio acquired all the net assets of EQ/MFS Research Portfolio pursuant to a substitution transaction. For accounting purposes the transaction was treated as a merger. The substitution was accomplished by a tax-free exchange of 481,530 of Class B shares of EQ/MFS Research Portfolio (valued at $4,234,226) for 484,120 of Class B shares EQ/Capital Guardian Research Portfolio (valued at $4,234,226). The aggregate net assets of EQ/MFS Research and EQ/Capital Guardian Research Portfolios immediately before the substitution were $4,234,226 and $0, respectively, resulting in combined net assets of $4,234,226.

   On July 12, 2002 the EQ/Capital Guardian U.S. Equity Portfolio acquired all the net assets of EQ/AXP New Dimensions Portfolio pursuant to a substitution transaction. For accounting purposes the transaction was treated as a merger. The substitution was accomplished by a tax-free exchange of 23,802 of Class B shares of EQ/AXP New Dimensions Portfolio (valued at $137,706) for 17,166 of Class B shares EQ/Capital Guardian U.S. Equity Portfolio (valued at $137,706). The aggregate net assets of EQ/AXP New Dimensions and EQ/Capital Guardian U.S. Equity Portfolios immediately before the substitution were $137,706 and $425,264, respectively, resulting in combined net assets of $562,970.

   On July 12, 2002 the EQ/Alliance Small Cap Growth Portfolio acquired all the net assets of EQ/AXP Strategy Aggressive Portfolio pursuant to a substitution transaction. For accounting purposes the transaction was treated as a merger. The substitution was accomplished by a tax-free exchange of 7,532 of Class B shares of EQ/AXP Strategy Aggressive Portfolio (valued at $22,448) for 2,319 of Class B shares EQ/Alliance Small Cap Growth Portfolio (valued at $22,448). The aggregate net assets of EQ/AXP Strategy Aggressive and EQ/Alliance Small Cap Growth Portfolios immediately before the substitution were $22,448 and $1,451,003, respectively, resulting in combined net assets of $1,473,451.

   On April 26, 2002 the EQ/Mercury International Value Portfolio acquired all the net assets of the EQ/T. Rowe Price International Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of 49,393 of Class B shares of EQ/T. Rowe International Portfolio (valued at $419,515) for 39,645 Class B shares of the EQ/Putnam International Equity Portfolio outstanding (valued at $419,515). The aggregate net assets of EQ/Putnam International and T. Rowe Price International Portfolios immediately before the substitution were $93,904 and $419,515 respectively, resulting in combined net assets of $513,419.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------

5. Substitutions/Reorganizations (Concluded)

   Reorganizations

   The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.


6. Asset Charges

   Charges and fees relating to the Funds are paid to Equitable Life and are deducted in accordance with the terms of the various contracts which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. Fees with respect to the Retirement Investment Account (RIA) contracts are as follows:

   The below discusses expenses related to Separate Account Nos. 13, 10, 4 and 3:

   Investment Management Fee:

   An annual fee of 0.50% of the net assets attributable to RIA units is assessed for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. These fees are reflected as a reduction of the RIA Unit Value.

   Administrative Fees:

   Contracts investing in the Funds are subject to certain administrative expenses according to contract terms. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or
   (ii) by a direct payment. Ongoing operations and participant recordkeeping fees can be paid by direct billing arrangement. These fees may include:

   Ongoing Operations Fee -- An expense charge is made based on the combined net balances of each fund. If the employer adopted RIA after February 9, 1986, the monthly rate ranges from 1/12 of 1.25% to 1/12 of 0.50% or from 1/12 of 1.25% to 1/12 of 0.25%. Rates for plans adopted on or before February 9, 1986 are under "Additional information about RIA" earlier in this SAI.

   Participant Recordkeeping Services Charge -- Employers who elected RIA's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan.

   Contingent Withdrawal Charge -- Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6% of the total plan assets withdrawn.

   Loan Fee -- A loan fee equal to 1% of the amount withdrawn as loan principal is deducted on the date the plan loan is made.

   Operating and Expense Charges:

   In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------

6. Asset Charges (Concluded)

   The below discusses expenses related to Separate Account No. 66:

   Administrative fees paid through a liquidation of units in Separate Account No. 66 are shown in the Statements of Changes in Net Assets in Contract maintenance charges. The aggregate of all other fees are included in Asset-based charges in the Statements of Operations. Asset-based charges are comprised of accounting and administration fees.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------


7. Changes in Units Outstanding


     Accumulation units issued and redeemed during the year ended December 31, 2003 were (in thousands):


                                                          Alliance
                                       Alliance        Balanced Fund     Alliance Common  Alliance Mid Cap
                                      Bond Fund            (f)(a)          Stock Fund        Growth Fund
                                  ------------------ ------------------ ----------------- -----------------
                                     2003     2002     2003      2002     2003     2002     2003     2002
                                  --------- -------- -------- --------- -------- -------- -------- --------
RIA
Issued ..........................      --        1       27       162        6        7       11       12
Redeemed ........................      (1)     (11)     (71)     (104)     (19)     (38)     (23)     (50)
                                     -----     ---      ---      ----      ---      ---      ---      ---
Net Increase (Decrease) .........      (1)     (10)     (44)       58      (13)     (31)     (12)     (38)
                                     -----     ---      ---      ----      ---      ---      ---      ---


                                                                                           EQ/Alliance
                                   Alliance Premier                                        Intermediate
                                          VIP          Alliance Growth     EQ/Alliance      Government
                                      High Yield         Equity Fund    Growth and Income   Securities
                                  ------------------- ----------------- ----------------- --------------
                                     2003      2002     2003     2002     2003     2002     2003    2002
                                  --------- --------- -------- -------- -------- -------- -------- -----
RIA
Net Issued ......................       1         2        6        7        5        7       10    52
Net Redeemed ....................      (2)       (4)     (19)     (25)     (17)     (25)     (10)   --
                                      ----      ----     ---      ---      ---      ---      ---    --
Net Increase (Decrease) .........      (1)       (2)     (13)     (18)      12      (18)      --    52
                                      ----      ----     ---      ---      ---      ---      ---    --


                                     EQ/Alliance         EQ/Alliance          EQ/Alliance         EQ/Alliance
                                  International (e)     Premier Growth       Quality Bond     Small Cap Growth (c)
                                  ------------------ -------------------- ------------------- --------------------
                                    2003      2002      2003      2002       2003      2002      2003      2002
                                  -------- --------- --------- ---------- --------- --------- --------- ---------
RIA
Net Issued ......................      6       49         2          4         5         7         6         4
Net Redeemed ....................    (19)      (8)       (8)       (13)       (9)       (7)       (5)       (7)
                                     ---      -----      ----     -----      ----      ----      ----      ----
Net Increase (Decrease) .........    (13)      41         6         (9)       (4)       --         1        (3)
                                     ---      ----       ---      -----      ----      ----      ----      ----


                                                       EQ/Calvert      EQ/Capital      EQ/Capital
                                     EQ/Bernstein       Socially        Guardian        Guardian
                                   Diversified Value   Responsible   International    Research (d)
                                  ------------------- ------------- ---------------- ---------------
                                     2003      2002    2003   2002   2003     2002      2003    2002
                                  --------- --------- ------ ------ ------ --------- --------- -----
RIA
Net Issued ......................    11        94      --     --        1        1         3      8
Net Redeemed ....................    (3)       (8)     --     --       --       (1)       (6)    --
                                    -----     -----   ---    ---      ---      ----      ----   ---
Net Increase (Decrease) .........     8        86      --     --        1       --        (3)     8
                                    -----     -----   ---    ---      ---      ----      ----   ---

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------

7. Changes in Units Outstanding (Continued)


     Accumulation units issued and redeemed during the year ended December 31, 2003 were (in thousands):



                                     EQ/Capital
                                      Guardian       EQ/Emerging        EQ/Equity     EQ/Evergreen
                                  U.S. Equity (b)   Markets Equity      500 Index        Omega
                                  ---------------- ---------------- ----------------- ------------
                                   2003     2002      2003    2002    2003     2002    2003   2002
                                  ------ --------- --------- ------ -------- -------- ------ -----
RIA
Net Issued ......................  --         3         1     --          4        9    --     --
Net Redeemed ....................  --        (2)       (1)    --         20      (35)   --     --
                                  ---        ---      ----   ---        ---      ---   ---    ---
Net Increase (Decrease) .........  --         1        --     --        (16)     (26)   --     --
                                   --        ---      ----   ---        ---      ---   ---    ---


                                                             EQ/FI
                                         EQ/FI             Small/Mid        EQ/Janus Large
                                        Mid Cap            Cap Value          Cap Growth
                                  ------------------- ------------------- -------------------
                                     2003      2002      2003      2002      2003      2002
                                  --------- --------- --------- --------- --------- ---------
RIA
Net Issued ......................     3         7         2         9         1         1
Net Redeemed ....................    (1)       (4)       (6)       (2)       (1)       (2)
                                     ---       ---      ----      ----      ----      ----
Net Increase (Decrease) .........     2         3        (4)        7        --        (1)
                                     ---       ---      ----      ----      ----      ----


                                                                                               EQ/Mercury
                                       EQ/Lazard         EQ/Marsico        EQ/Mercury         International
                                    Small Cap Value        Focus       Basic Value Equity       Value (g)
                                  ------------------- ---------------- ------------------- -------------------
                                     2003      2002      2003    2002     2003      2002      2003      2002
                                  --------- --------- --------- ------ --------- --------- --------- ---------
RIA
Net Issued ......................       2         6         1      2       2         6        --         6
Net Redeemed ....................      (1)       (2)       (1)    --      (4)       (7)       (1)       (2)
                                      ----      ----      ----   ---      ---      ----     -----      ----
Net Increase (Decrease) .........       1         4        --      2      (2)       (1)       (1)        4
                                      ----      ----      ----   ---      ---      ----     -----      ----



                                                         EQ/MFS
                                    EQ/MFS Emerging     Investors       EQ/Money       EQ/Putnam Growth
                                   Growth Companies       Trust          Market         & Income Value
                                  ------------------- ------------- ----------------- -------------------
                                     2003      2002    2003   2002    2003     2002      2003      2002
                                  ---------- -------- ------ ------ -------- -------- --------- ---------
RIA
Net Issued ......................      4        7       --     --       7       24        1          2
Net Redeemed ....................    (12)     (22)      --     --     (37)     (14)      (1)        (3)
                                     ----     ----     ----   ----    ----     ----      ----      ----
Net Increase (Decrease) .........     (8)     (15)      --     --      30       10       --         (1)
                                     ----     ---      ----   ----    ----     ----      ----      ----


                                     EQ/Putnam
                                      Voyager        EQ/Technology
                                  ---------------- ------------------
                                     2003    2002     2003     2002
                                  --------- ------ --------- --------
RIA
Net Issued ......................      --     --         3        1
Net Redeemed ....................      (1)    --        (2)     (11)
                                     -----   ---       ----     ---
Net Increase (Decrease) .........      (1)    --         1      (10)
                                     -----   ---       ----     ---

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------



7. Changes in Units Outstanding (Concluded)


   Accumulation units issued and redeemed during the year ended
December 31, 2003 were (in thousands):

   (a) A substitution of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio occurred on May 18, 2001. Units were purchased in Separate Account No. 10 (Alliance Balanced Portfolio).

   (b) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).

   (c) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).

   (d) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

   (e) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002. Units were made available for sale on November 22, 2002 (See Note 5).

   (f) A substitution of EQ/Alliance Growth Investors Portfolio for Separate Account No. 10 (Alliance Balanced Portfolio) occurred on November 22, 2002 (See Note 5).

   (g) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002 (See Note 5).

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------

8. Accumulation Unit Values

   Equitable Life issues a number of registered group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through Equitable Life are the Retirement Investment Account ("RIA"), Momentum Strategy, Momentum Select and Momentum Solutions ("Momentum series of contracts"), Members Retirement Program ("MRP"), American Dental Association Members Retirement Program ("ADA") and Equi-Pen-Plus ("EPP") (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

   Institutional units presented on the Statement of Assets and Liabilities reflect investments in the Funds by clients other than contractholders of group annuity contracts issued by Equitable Life. Institutional unit values are determined at the end of each business day. Institutional unit values reflect the investment performance of the underlying Fund for the day and charges and expenses deducted by the Fund. Contract unit values (RIA, MRP, ADA, Momentum series of contracts and EPP) reflect the same investment results as the Institutional unit values presented on the Statement of Assets and Liabilities. In addition, contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for RIA contracts in percentage terms.

   Expenses as a percentage of average net assets (0.50% annualized for the Alliance Bond Fund, the Alliance Balanced Fund, the Alliance Common Stock Fund and the Alliance Mid Cap Growth Fund) exclude the effect of the underlying fund portfolios' operating and expense charges borne by the Funds and charges made directly to Contractholder accounts through redemption of units.

   Shown below is accumulation unit value information for RIA units outstanding of Separate Accounts 13, 10, 4 and 3 for the periods indicated.

                                                                        Years Ended December 31,
                                                                -----------------------------------------
                                                                     2003          2002          2001
                                                                ------------- ------------- -------------
   Alliance Bond Fund
   RIA, .50%
   Unit Value, end of period ..................................   $  77.20      $  73.91      $  69.85
   Net Assets (000's) .........................................   $     89      $    193      $    888
   Number of units outstanding, end of period (000's) .........          1             3            13
   Total Return* ..............................................       4.45%         5.81%         8.89%
   Alliance Balanced Fund (a)(b)
   RIA, .50%
   Unit Value, end of period ..................................   $ 165.70      $ 141.24      $ 153.76
   Net Assets (000's) .........................................   $ 39,883      $ 40,233      $ 34,842
   Number of units outstanding, end of period (000's) .........        241           285           227
   Total Return* ..............................................      17.32%        (8.14)%       (4.43)%
   Alliance Common Stock Fund
   RIA, .50%
   Unit Value, end of period ..................................   $ 602.90      $ 443.82      $ 611.48
   Net Assets (000's) .........................................   $ 23,093      $ 22,530      $ 50,100
   Number of units outstanding, end of period (000's) .........         38            51            82
   Total Return* ..............................................      35.84%       (27.42)%      (18.37)%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------


8. Accumulation Unit Values (Continued)


                                                                       Years Ended December 31,
                                                                --------------------------------------
                                                                    2003         2002         2001
                                                                ------------ ------------ ------------
   Alliance Mid Cap Growth Fund
   RIA, .50%
   Unit Value, end of period .................................. $ 202.90     $ 120.44      $ 170.69
   Net Assets (000's) ......................................... $ 10,858     $  7,945      $ 17,765
   Number of units outstanding, end of period (000's) .........       54           66           104
   Total Return* ..............................................    68.47%      (29.44)%      (17.84)%

   (a) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios occurred on May 18, 2001. Units were purchased in Separate Account No. 10 (Alliance Balanced Portfolio).

   (b) A substitution of EQ/Alliance Growth Investors Portfolio occurred on November 22, 2002. Units were purchased in Separate Account No. 10 (Alliance Balanced Portfolio) (See Note 5).

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States



--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------

8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding of Investment Options in Separate Account No. 66 throughout the periods indicated.

   Certain investment options are charged administrative expenses as a percentage of average net assets (.05% annualized for RIA). These exclude the effect of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. Under RIA contracts certain investment options may not be charged for Asset-based charges. Amounts appearing as Asset-based charges in the Statements of Operations for these investment options are the result of other contracts investing in Separate Account No. 66.


                                                                                  Years Ended December 31,
                                                              -----------------------------------------------------------------
                                                                  2003         2002          2001         2000         1999
                                                              ------------ ------------ ------------- ------------ ------------
AXA Premier VIP High Yield 0.05%
 RIA
 Unit value, end of period .................................. $ 173.86     $141.56        $ 145.57    $144.28      $158.02
 Net Assets (000's) ......................................... $  1,196     $ 1,179        $  1,456    $ 1,731      $ 4,741
 Number of units outstanding, end of period (000's) .........        7           8              10         12           30
 Total Return* ..............................................    22.82%      (2.75)%          0.89%     (8.70)%      (3.40)%
EQ/Alliance Growth and Income 0.05%
 RIA
 Unit value, end of period .................................. $ 298.75     $228.60        $ 289.75    $293.68      $269.68
 Net Assets (000's) ......................................... $  7,317     $ 8,226        $ 15,647    $17,327      $25,620
 Number of units outstanding, end of period (000's) .........       24          36              54         59           95
 Total Return* ..............................................    30.69%     (21.10)%         (1.34)%     8.90%       18.60%
EQ/Alliance Intermediate Government Securities 0.05%
 RIA
 Unit value, end of period .................................. $ 176.49     $172.44        $ 158.49    $146.61     $ 134.36
 Net Assets (000's) ......................................... $ 10,620     $10,317        $  1,268    $   733     $  1,881
 Number of units outstanding, end of period (000's) .........       60          60               8          5           14
 Total Return* ..............................................     2.35%       8.80%           8.10%      9.11%        0.09%
EQ/Alliance International 0.05% (j)
 RIA
 Unit value, end of period .................................. $ 122.39     $ 90.42        $ 100.42    $130.25     $ 169.30
 Net Assets (000's) ......................................... $  4,885     $ 4,765        $  1,205    $ 1,824      $ 3,555
 Number of units outstanding, end of period (000's) .........       40          53              12         14           21
 Total Return* ..............................................    35.36%      (9.96)%        (22.90)%   (23.06)%      37.72%
EQ/Alliance Premier Growth (a)
 RIA
 Unit value, end of period .................................. $  59.84     $ 48.57        $  70.55    $ 92.79     $ 113.69
 Net Assets (000's) ......................................... $  1,052     $ 1,172        $  2,328    $ 3,340      $ 2,615
 Number of units outstanding, end of period (000's) .........       18          24              33         36           23
 Total Return* ..............................................    23.20%     (31.15)%        (23.97)%   (18.38)%      13.69%
EQ/Alliance Quality Bond 0.05%
 RIA
 Unit value, end of period .................................. $ 192.69     $185.72        $ 172.14    $159.04     $ 142.73
 Net Assets (000's) ......................................... $  2,470     $ 3,188        $  2,926    $ 2,704      $ 4,425
 Number of units outstanding, end of period (000's) .........       13          17              17         17           31
 Total Return* ..............................................     3.75%       7.89%           8.24%     11.43%       (2.05)%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------


8. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                              ------------------------------------------------------------------
                                                                  2003          2002         2001          2000         1999
                                                              ------------ ------------- ------------ ------------- ------------
EQ/Alliance Small Cap Growth 0.05% (h)
 RIA
 Unit value, end of period .................................. $ 136.53       $  96.68    $ 138.34       $ 159.12     $ 139.67
 Net Assets (000's) ......................................... $  1,911       $  1,214    $  2,213       $  2,705     $  2,654
 Number of units outstanding, end of period (000's) .........       14             13          16             17           19
 Total Return* ..............................................    41.21%        (30.11)%    (13.06)%        13.93%       27.85%
EQ/Bernstein Diversified Value (e)
 RIA
 Unit value, end of period .................................. $ 109.39       $  84.97    $  98.39       $  97.35     $  95.43
 Net Assets (000's) ......................................... $ 10,583       $  7,555    $    295             --           --
 Number of units outstanding, end of period (000's) .........       97             89           3             --           --
 Total Return* ..............................................    28.74%        (13.64)%      1.61%          2.01%       (4.57)%
EQ/Calvert Socially Responsible (a)
 RIA
 Unit value, end of period .................................. $  83.07       $  64.92    $  88.27       $ 103.48     $ 106.58
 Net Assets (000's) .........................................       --             --        --         $  2,173           --
 Number of units outstanding, end of period (000's) .........       --             --        --               21           --
 Total Return* ..............................................    27.96%        (26.45)%    (14.70)%        (2.91)%       6.58%
EQ/Capital Guardian International (a)
 RIA
 Unit value, end of period .................................. $  92.75       $  69.94    $  82.32       $ 104.06     $ 128.61
 Net Assets (000's) ......................................... $    144       $     74    $     82       $    832     $116,135
 Number of units outstanding, end of period (000's) .........        2              1           1              8          903
 Total Return* ..............................................    32.61%        (15.04)%    (20.88)%       (19.09)%      28.61%
EQ/Capital Guardian Research (a) (i)
 RIA
 Unit value, end of period .................................. $ 108.30       $  82.36    $ 109.33       $ 111.58     $ 105.35
 Net Assets (000's) ......................................... $    646       $    724    $    109       $    112           --
 Number of units outstanding, end of period (000's) .........        6              9           1              1           --
 Total Return* ..............................................    31.49%        (24.67)%     (2.02)%         5.91%        5.35%
EQ/Capital Guardian U.S. Equity (a)(g)
 RIA
 Unit value, end of period .................................. $ 106.85       $  78.34    $ 102.63       $ 104.73     $ 101.11
 Net Assets (000's) ......................................... $    362       $    244    $    205             --     $    404
 Number of units outstanding, end of period (000's) .........        3              3           2             --            4
 Total Return* ..............................................    36.39%        (23.67)%     (2.01)%         3.58%        1.11%
EQ/Emerging Markets Equity
 RIA
 Unit value, end of period .................................. $ 181.64       $ 116.49    $ 123.81       $ 130.53     $ 217.72
 Net Assets (000's) ......................................... $    366       $    214    $    248       $    653     $    653
 Number of units outstanding, end of period (000's) .........        2              2           2              5            3
 Total Return* ..............................................    55.93%         (5.91)%     (5.15)%       (40.05)%      95.74%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------


8. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                              ----------------------------------------------------------------
                                                                  2003         2002         2001         2000         1999
                                                              ------------ ------------ ------------ ------------ ------------
EQ/Equity 500 Index 0.05% (f)
 RIA
 Unit value, end of period .................................. $ 274.41     $ 214.26     $ 275.50     $  313.02      $ 346.38
 Net Assets (000's) ......................................... $ 10,817     $  8,827     $ 18,459     $  25,041      $ 50,917
 Number of units outstanding, end of period (000's) .........       25           41           67            80           147
 Total Return* ..............................................    28.07%      (22.23)%     (11.99)%       (9.63)%       20.32%
EQ/Evergreen Omega (a)
 RIA
 Unit value, end of period .................................. $  81.36     $  58.87     $  77.48     $   93.36      $ 105.75
 Net Assets (000's) ......................................... $     55     $     43     $     77            --            --
 Number of units outstanding, end of period (000's) .........        1            1            1            --            --
 Total Return* ..............................................    38.21%      (24.02)%     (17.01)%      (11.72)%        5.75%
EQ/FI Mid Cap (c)
 RIA
 Unit value, end of period .................................. $ 101.82     $  70.90     $  86.96      $ 100.43            --
 Net Assets (000's) ......................................... $    598     $    269     $     87      $    100            --
 Number of units outstanding, end of period (000's) .........        6            4            1             1            --
 Total Return* ..............................................    43.61%      (18.47)%     (13.41)%        0.43%           --
EQ/FI Small/Mid Cap Value
 RIA
 Unit value, end of period .................................. $ 132.94     $  99.75     $ 116.95      $ 112.45      $ 106.96
 Net Assets (000's) ......................................... $    891     $  1,093     $    468            --        $  214
 Number of units outstanding, end of period (000's) .........        7           11            4            --             2
 Total Return* ..............................................    33.27%      (14.70)%       3.99%         5.14%         1.80%
EQ/Janus Large Cap Growth (c)
 RIA
 Unit value, end of period .................................. $  56.98     $  45.27     $  64.96      $  84.32            --
 Net Assets (000's) ......................................... $    136     $    106     $    195      $     84            --
 Number of units outstanding, end of period (000's) .........        2            2            3             1            --
 Total Return* ..............................................    25.87%      (30.31)%     (22.96)%      (15.68)%          --
EQ/Lazard Small Cap Value (a)
 RIA
 Unit value, end of period .................................. $ 160.84     $ 117.08     $ 135.90      $ 115.42      $  97.39
 Net Assets (000's) ......................................... $    719     $    482           --            --            --
 Number of units outstanding, end of period (000's) .........        5            4           --            --            --
 Total Return* ..............................................    37.37%      (13.85)%      17.73%        18.51%        (2.61)%
EQ/Marsico Focus (d)
 RIA
 Unit value, end of period .................................. $ 123.22     $  93.97     $ 106.25            --            --
 Net Assets (000's) ......................................... $    290     $    145           --            --            --
 Number of units outstanding, end of period (000's) .........        2            2           --            --            --
 Total Return* ..............................................    31.13%      (11.56)%       6.25%           --            --

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------


8. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                              ------------------------------------------------------------------
                                                                  2003         2002          2001          2000         1999
                                                              ------------ ------------ ------------- ------------- ------------
EQ/Mercury Basic Value Equity
 RIA
 Unit value, end of period .................................. $ 164.84     $125.65        $ 150.76      $ 142.86     $ 127.78
 Net Assets (000's) ......................................... $  1,236     $ 1,135        $  1,508      $  1,143     $  1,022
 Number of units outstanding, end of period (000's) .........        8           9              10             8            8
 Total Return* ..............................................    31.17%     (16.66)%          5.53%        11.81%       18.94%
EQ/Mercury International Value (a)(k)
 RIA
 Unit value, end of period .................................. $  99.99     $ 78.10        $  93.68      $ 119.37     $ 136.14
 Net Assets (000's) ......................................... $    357     $   373        $     94      $    239     $    408
 Number of units outstanding, end of period (000's) .........        4           5               1             2            3
 Total Return* ..............................................    28.03%     (16.63)%        (21.52)%      (12.32)%      36.14%
EQ/MFS Emerging Growth Companies
 RIA
 Unit value, end of period .................................. $  97.26     $ 75.21        $ 114.52      $ 173.64     $ 213.94
 Net Assets (000's) ......................................... $  1,469     $ 1,735        $  4,352      $  9,203     $  9,199
 Number of units outstanding, end of period (000's) .........       15          23              38            53           43
 Total Return* ..............................................    29.31%     (34.32)%        (34.05)%      (18.84)%      73.67%
EQ/MFS Investors Trust (a)
 RIA
 Unit value, end of period .................................. $  83.93     $ 68.77        $  87.07      $ 103.63     $ 104.35
 Net Assets (000's) ......................................... $     47     $    43        $     87      $    104          --
 Number of units outstanding, end of period (000's) .........        1           1               1             1          --
 Total Return* ..............................................    22.04%     (21.02)%        (15.98)%       (0.69)%       4.35%
EQ/Money Market 0.05%
 RIA
 Unit value, end of period .................................. $ 149.82     $148.67        $ 146.56      $ 141.19     $ 132.95
 Net Assets (000's) ......................................... $  2,671     $ 7,065        $  5,569      $  5,930     $ 11,966
 Number of units outstanding, end of period (000's) .........       18          48              38            42           90
 Total Return* ..............................................     0.77%       1.44%           3.80%         6.20%        4.92%
EQ/Putnam Growth & Income Value
 RIA
 Unit value, end of period .................................. $ 114.64     $ 90.40        $ 111.68      $ 119.84     $ 112.24
 Net Assets (000's) ......................................... $    318     $   264        $    447      $    240     $    337
 Number of units outstanding, end of period (000's) .........        3           3               4             2            3
 Total Return* ..............................................    26.81%     (19.05)%         (6.81)%        6.77%       (1.35)%
EQ/Putnam Voyager (a)
 RIA
 Unit value, end of period .................................. $  68.49     $  55.26       $  75.02      $  99.31     $ 120.77
 Net Assets (000's) ......................................... $     47     $     96       $    150      $    397     $    121
 Number of units outstanding, end of period (000's) .........        1            2              2             4            1
 Total Return* ..............................................    23.95%      (26.34)%       (24.46)%      (17.77)%      20.77%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


--------------------------------------------------------

     Notes to Financial Statements (Continued)          ------------------------
     December 31, 2003

--------------------------------------------------------


8. Accumulation Unit Values (Concluded)


                                                                               Years Ended December 31,
                                                              -----------------------------------------------------------
                                                                  2003         2002          2001          2000      1999
                                                              ----------- ------------- ------------- ------------- -----
EQ/Technology (b)
 RIA
 Unit value, end of period ..................................  $ 50.87      $  35.44      $  59.85      $  79.21     --
 Net Assets (000's) .........................................  $   371      $    227      $    958      $    634     --
 Number of units outstanding, end of period (000's) .........        7             6            16             8     --
 Total Return* ..............................................    43.54%       (40.78)%      (24.44)%      (20.79)%   --

   (a) Units were made available for sale on September 2, 1999.
   (b) Units were made available for sale on May 22, 2000.
   (c) Units were made available for sale on October 22, 2000.
   (d) Units were made available for sale on October 22, 2001.
   (e) A substitution of T. Rowe Equity Income Portfolio for EQ/Bernstein Diversified Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of BT Equity 500 Index for EQ/Equity 500 Index occurred on October 6, 2000.
   (g) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
   (h) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
   (i) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002. Units were made available for sale (See Note 5).
   (j) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002. Units were made available for sale on November 22, 2002 (See Note 5).
   (k) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002 (See Note 5).
   (*) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of The Equitable Life Assurance Society of the United States



--------------------------------------------------------

     Notes to Financial Statements (Concluded)          ------------------------
     December 31, 2003

--------------------------------------------------------

9. Investment Income Ratio

Shown below is the Investment Income Ratio throughout the periods indicated for Separate Accounts 13, 10, 4 and 3. The investment income ratio is calculated by taking the gross investment income earned divided by the average net assets of a fund during the periods indicated.

                                                      Year Ended December 31,
                                       ------------------------------------------------------
                                          2003       2002       2001       2000       1999
                                       ---------- ---------- ---------- ---------- ----------
Alliance Bond Fund ...................    3.49%      4.25%      5.78%      6.31%      5.63%
Alliance Balanced Fund ...............    2.25       2.89       3.43       3.56       3.39
Alliance Common Stock Fund ...........    0.47       0.40       0.46       0.45       0.54
Alliance Mid Cap Growth Fund .........    0.27       0.26       0.45       0.74       0.77

Shown below is the Investment Income Ratio throughout the periods indicated for Separate Account No. 66. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

                                                                        Six Months Ended June 30,
                                                         -------------------------------------------------------
                                                            2003       2002       2001       2000        1999
                                                         ---------- ---------- ---------- ---------- -----------
AXA Premier VIP High Yield .............................   5.10%      8.55%      7.66%       6.81%     10.46%
EQ/Alliance Growth and Income ..........................   1.08%      1.26%      0.91%       0.70%      0.22%
EQ/Alliance Intermediate Government Securities .........   4.29%      6.12%      4.14%       3.20%      4.14%
EQ/Alliance International ..............................   2.02%        --       1.82%       0.43%        --
EQ/Alliance Premier Growth .............................     --         --       0.01%       0.75%      0.81%
EQ/Alliance Quality Bond ...............................   2.62%      3.96%      5.09%       5.60%      4.58%
EQ/Alliance Small Cap Growth ...........................     --         --       1.07%         --         --
EQ/Bernstein Diversified Value .........................   1.41%      1.71%      1.34%       1.15%      7.21%
EQ/Calvert Socially Responsible ........................     --         --       2.95%      12.16%      1.61%
EQ/Capital Guardian International ......................   1.48%      1.76%      2.13%       0.79%        --
EQ/Capital Guardian Research ...........................   0.44%      0.58%      0.32%       1.34%      0.54%
EQ/Capital Guardian U.S. Equity ........................   0.37%      0.53%      0.48%       1.56%      0.76%
EQ/Emerging Markets Equity .............................   0.79%        --         --        7.08%      2.44%
EQ/Equity 500 Index ....................................   1.31%      2.03%      0.95%       1.45%      0.87%
EQ/Evergreen Omega .....................................     --         --       0.01%       0.49%      1.07%
EQ/FI Mid Cap ..........................................     --       0.02%      0.20%       0.46%        --
EQ/FI Small/Mid Cap Value ..............................   0.39%      0.61%      0.69%       0.91%      0.17%
EQ/Janus Large Cap Growth ..............................     --         --       0.01%       0.35%        --
EQ/Lazard Small Cap Value ..............................   1.14%      1.23%      5.93%       5.19%      3.17%
EQ/Marsico Focus .......................................     --         --         --          --         --
EQ/Mercury Basic Value Equity ..........................   0.48%      1.16%      3.48%       5.08%     11.52%
EQ/Mercury International Value .........................   2.10%      0.84%      0.53%       7.59%      0.27%
EQ/MFS Emerging Growth Companies .......................     --         --       0.02%       1.99%      3.25%
EQ/MFS Investors Trust .................................   0.60%      0.53%      0.37%       0.55%      0.98%
EQ/Money Market ........................................   0.49%      1.68%      2.97%       4.00%      5.00%
EQ/Putnam Growth & Income Value ........................   1.37%      1.13%      1.00%       0.97%     11.82%
EQ/Putnam Voyager ......................................   0.07%      0.12%        --        1.84%      6.00%
EQ/Technology ..........................................     --         --         --          --         --

                                       75

                         REPORT OF INDEPENDENT AUDITORS





To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying consolidated balance sheets and the related consolidated statement of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2003 and December 31, 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2003 AND 2002

                                                                               December 31,         December 31,
                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    29,095.5        $    26,278.9
  Mortgage loans on real estate.............................................        3,503.1              3,746.2
  Equity real estate, held for the production of income.....................          656.5                717.3
  Policy loans..............................................................        3,894.3              4,035.6
  Other equity investments..................................................          789.1                720.3
  Other invested assets.....................................................        1,101.6              1,327.6
                                                                              -----------------    -----------------
      Total investments.....................................................       39,040.1             36,825.9
Cash and cash equivalents...................................................          722.7                269.6
Cash and securities segregated, at estimated fair value.....................        1,285.8              1,174.3
Broker-dealer related receivables...........................................        2,284.7              1,446.2
Deferred policy acquisition costs...........................................        6,290.4              5,801.0
Goodwill and other intangible assets, net...................................        3,513.4              3,503.8
Amounts due from reinsurers.................................................        2,460.4              2,351.7
Loans to affiliates, at estimated fair value................................          400.0                413.0
Other assets................................................................        3,829.7              4,028.7
Separate Accounts' assets...................................................       54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    25,307.7        $    23,037.5
Future policy benefits and other policyholders liabilities..................       13,934.7             13,975.7
Broker-dealer related payables..............................................        1,261.8                731.0
Customers related payables..................................................        1,897.5              1,566.8
Amounts due to reinsurers...................................................          936.5                867.5
Short-term and long-term debt...............................................        1,253.2              1,274.7
Federal income taxes payable................................................        2,362.8              2,006.4
Other liabilities...........................................................        2,006.9              1,751.8
Separate Accounts' liabilities..............................................       54,300.6             38,883.8
Minority interest in equity of consolidated subsidiaries....................        1,744.9              1,816.6
Minority interest subject to redemption rights..............................          488.1                515.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................      105,494.7             86,427.2
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,848.2              4,812.8
Retained earnings...........................................................        3,027.1              2,902.7
Accumulated other comprehensive income......................................          892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,376.7       $     1,315.5      $     1,342.3
Premiums......................................................          889.4               945.2            1,019.9
Net investment income.........................................        2,386.9             2,377.2            2,404.3
Investment losses, net........................................          (62.3)             (278.5)            (207.3)
Commissions, fees and other income............................        2,811.8             2,987.6            3,108.5
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,402.5             7,347.0            7,667.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,708.2             2,036.0            1,888.8
Interest credited to policyholders' account balances..........          969.7               972.5              981.7
Compensation and benefits.....................................        1,327.0             1,244.3            1,307.1
Commissions...................................................          991.9               788.8              742.1
Distribution plan payments....................................          370.6               392.8              429.1
Amortization of deferred sales commissions....................          208.6               229.0              230.8
Interest expense..............................................           82.3                95.7              102.6
Amortization of deferred policy acquisition costs.............          434.6               296.7              287.9
Capitalization of deferred policy acquisition costs...........         (990.7)             (754.8)            (746.4)
Rent expense..................................................          165.8               168.8              157.5
Amortization of goodwill and other intangible assets, net.....           21.9                21.2              178.2
Alliance charge for mutual fund matters and legal
  proceedings.................................................          330.0                 -                  -
Other operating costs and expenses............................          832.4               827.4              815.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,452.3             6,318.4            6,374.8
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................          950.2             1,028.6            1,292.9
Federal income tax expense....................................         (240.5)              (50.9)            (316.2)
Minority interest in net income of consolidated subsidiaries..         (188.7)             (362.8)            (370.1)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          521.0               614.9              606.6
Earnings from discontinued operations, net of Federal
    income taxes..............................................            3.4                 5.6               43.9
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................            -                 (33.1)              (3.5)
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      524.4       $       587.4      $       647.0
                                                                =================  =================  =================






                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         2003               2002               2001
                                                                   -----------------   ----------------   ----------------
                                                                                       (In Millions)

Common stock, at par value, beginning and end of year.........      $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year as previously
   reported...................................................            4,753.8            4,694.6            4,723.8
Prior period adjustment related to deferred Federal
    income taxes..............................................               59.0               59.0               59.0
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, beginning of year as restated.            4,812.8            4,753.6            4,782.8
Increase (decrease) in paid in capital in excess of par value.               35.4               59.2              (29.2)
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year...................            4,848.2            4,812.8            4,753.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year as previously reported...            2,740.6            2,653.2            3,706.2
Prior period adjustment related to deferred Federal
   income taxes...............................................              162.1              162.1              162.1
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as restated..............            2,902.7            2,815.3            3,868.3
Net earnings..................................................              524.4              587.4              647.0
Shareholder dividends paid....................................             (400.0)            (500.0)          (1,700.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year................................            3,027.1            2,902.7            2,815.3
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income ,
  beginning of year...........................................              681.1              215.4               12.8
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...........              892.8              681.1              215.4
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year.......................      $     8,770.6       $    8,399.1       $    7,786.8
                                                                   =================   ================   ================

COMPREHENSIVE INCOME
Net earnings..................................................      $       524.4       $      587.4       $      647.0
                                                                   -----------------   ----------------   ----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................              211.7              465.6              202.6
Minimum pension liability adjustment..........................                -                   .1                -
                                                                   -----------------   ----------------   ----------------
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..........................................      $       736.1       $    1,053.1       $      849.6
                                                                   =================   ================   ================












                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                       2003                2002               2001
                                                                 -----------------   -----------------  -----------------
                                                                                      (In Millions)

Net earnings..................................................    $       524.4       $      587.4       $       647.0
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........            969.7              972.5               981.7
  Universal life and investment-type product
    policy fee income.........................................         (1,376.7)          (1,315.5)           (1,342.3)
  Net change in broker-dealer and customer related
    receivables/payables......................................             22.5             (237.3)              181.0
  Investment losses, net......................................             62.3              278.5               207.3
  Change in deferred policy acquisition costs.................           (556.1)            (458.1)             (458.5)
  Change in future policy benefits............................            (97.4)             218.0               (15.1)
  Change in property and equipment............................            (55.8)             (76.6)             (229.2)
  Change in Federal income tax payable........................            246.3               93.3              (231.5)
  Change in accounts payable and accrued expenses.............            276.8               (8.9)              (36.8)
  Change in segregated cash and securities, net...............           (111.5)             240.8              (108.8)
  Minority interest in net income of consolidated
     subsidiaries.............................................            188.7              362.8               370.1
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................             91.0             (120.0)                -
  Amortization of deferred sales commissions..................            208.6              229.0               230.8
  Amortization of goodwill and other intangible assets, net...             21.9               21.2               178.2
  Other, net..................................................            272.6             (114.2)              121.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.....................            687.3              672.9               495.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          4,216.4            2,996.0             2,454.6
  Sales.......................................................          4,818.2            8,035.9             9,285.2
  Purchases...................................................        (11,457.9)         (12,709.0)          (11,833.0)
  Change in short-term investments............................            334.3             (568.9)              211.8
  Acquisition of subsidiary ..................................              -               (249.7)                -
  Loans to affiliates.........................................              -                  -                (400.0)
  Other, net..................................................             89.3              126.6               (80.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................         (1,999.7)          (2,369.1)             (361.7)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
     Deposits.................................................          5,639.1            4,328.5             3,198.8
     Withdrawals and transfers to Separate Accounts...........         (3,181.1)          (2,022.9)           (2,458.1)
  Net change in short-term financings.........................            (22.1)            (201.2)             (552.8)
  Additions to long-term debt.................................              -                  -                 398.1
  Shareholder dividends paid..................................           (400.0)            (500.0)           (1,700.0)
  Other, net..................................................           (270.4)            (318.6)             (456.9)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities..............          1,765.5            1,285.8            (1,570.9)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................            453.1             (410.4)           (1,436.8)
Cash and cash equivalents, beginning of year..................            269.6              680.0             2,116.8
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $       722.7       $      269.6       $       680.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                    CONTINUED

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)


Supplemental cash flow information:
  Interest Paid...............................................   $       91.0       $        80.5      $        82.1
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (45.7)      $      (139.6)     $       524.2
                                                                =================  =================  =================










                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance").

        In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, Equitable Life and its consolidated subsidiaries (collectively, the "Company") acquired 8.16 million units in Alliance ("Alliance Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.6% at December 31, 2003, and together with the Holding Company's economic interest in Alliance was approximately 55.5%.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2003," "2002" and "2001" refer to the years ended December 31, 2003, 2002 and 2001, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

        Prior Period Adjustment
        -----------------------

        A review by Equitable Life in 2003 of Federal income tax assets and liabilities identified an overstatement of the deferred Federal income tax liability related to the years ended December 31, 2000 and earlier. As a result, the Federal income tax liability as of December 31, 2002 has been reduced by $221.1 million, and the consolidated shareholder's equity as of December 31, 2002 and 2001 has been increased by $221.1 million, with no impact on the consolidated statements of earnings for the years ended December 31, 2002 and 2001 or any prior period after the adoption on January 1, 1992 of SFAS No. 109, "Accounting for Income Taxes." This adjustment has been reported in the accompanying financial statements as an increase in consolidated shareholder's equity as of January 1, 2001.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Other Discontinued Operations
        -----------------------------

        In 1991, management discontinued the business of certain pension operations ("Other Discontinued Operations"). Other Discontinued Operations at December 31, 2003 principally consists of the group non-participating wind-up annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2003 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Other Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the Other Discontinued Operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Other Discontinued Operations. See Note 8.

        Accounting Changes
        ------------------

        In January 2003, the Financial Accounting Standards Board (the "FASB") issued Interpretation ("FIN") No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 addresses when it is appropriate to consolidate financial interests in a VIE, a new term to define a business structure that either (i) does not have equity investors with voting or other similar rights or (ii) has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities ("SPEs"), FIN No. 46 imposes a consolidation standard that focuses on the relative exposures of the participants to the economic risks and rewards from the net assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under FIN No. 46, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by guarantees, commitments, derivatives, credit enhancements, and similar instruments or obligations, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

        Transition to the consolidation requirements of FIN No. 46 began in first quarter 2003, with immediate application to all new VIEs created after January 31, 2003, and was expected to be followed by application beginning in third quarter 2003 to all existing VIEs. However, in October 2003, the FASB deferred the latter transition date to December 31, 2003 and, likewise, extended the related transitional requirements to disclose if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. On December 24, 2003, the FASB issued FIN No. 46(Revised) ("FIN No. 46(R)"), containing significant modifications to the original interpretation issued in January 2003 and delaying the requirement to consolidate all VIEs for which the company's financial interest therein constitutes a primary beneficiary relationship until March 31, 2004. Although the consolidation requirements of FIN No. 46(R) generally begin in first quarter 2004, no delay was afforded to consolidation of SPEs. However, at December 31, 2003, no entities in which the Company had economic interests were identified as SPEs under the rules previously in effect.

        While FIN No. 46(R) supports the same underlying principle put forth in the original interpretation, it addresses issues that arose as companies analyzed the potential impact of adopting FIN No. 46's consolidation requirements and resolves some of those issues in a manner expected to make implementation less onerous for certain entities with financial interests in VIEs. The most notable departure of FIN No. 46(R) from the original interpretation is the revised treatment of "decision maker" fees (such as asset management fees) to include only their variability in the calculation of a VIE's expected residual returns. Prior to this change, inclusion of decision maker fees on a gross basis created a bias towards consolidation by a decision maker as the recipient of a majority of a VIE's economic rewards unless another party absorbed a majority of the VIE's economic risks.

        At December 31, 2003, the Insurance Group's General Account had VIEs deemed to be significant under FIN No. 46 totaling $105.8 million. VIEs totaling $45.5 million and $60.3 million are reflected in the consolidated balance sheets as fixed maturities (collateralized debt obligations) and other equity investments (principally, investment limited partnerships), respectively, and are subject to ongoing review for impairment in value. These VIEs and approximately $17.1 million of funding commitments to the investment limited partnerships at December 31, 2003 represent the Insurance Group's maximum exposure to loss from its direct involvement with these VIEs. The Insurance Group has no further economic interests in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations. As a result of management's review and the FASB's implementation guidance to date, these VIEs are not expected to require consolidation because management has determined that the Insurance Group is not the primary beneficiary.

        Management of Alliance has reviewed its investment management agreements, its investments in and other financial arrangements with certain entities that hold client assets under management of approximately $48 billion. These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures, to determine the entities that Alliance would be required to consolidate under FIN No. 46(R).

        As a result of its review, which is still ongoing, Alliance's management believes it is reasonably possible that Alliance will be required to consolidate an investment in a joint venture arrangement including the joint venture's funds under management, and one hedge fund as of March 31, 2004. These entities have client assets under management totaling approximately $231 million. However, Alliance's total investment in these entities is approximately $.4 million and its maximum exposure to loss is limited to its investments and prospective investment management fees. Consolidation of these entities would result in increases in Alliance's assets, principally investments, and in its liabilities, principally minority interests in consolidated entities, of approximately $231 million.

        Alliance derives no direct benefit from client assets under management other than investment management fees and cannot utilize those assets in its operations.

        Alliance has significant variable interests in certain other VIEs with approximately $1.1 billion in client assets under management. However, these VIEs do not require consolidation because Alliance's management has determined that Alliance is not the primary beneficiary. Alliance's maximum exposure to loss to these entities is limited to a nominal investment and prospective investment management fees.

        FIN No. 46(R) is highly complex and requires significant estimates and judgments as to its application. Since implementation of the consolidation of VIEs under FIN No. 46(R) generally has been deferred to reporting periods ending after March 15, 2004 and the FASB is continuing to develop guidance on implementation issues, management's assessment of the effect of FIN No. 46(R) is ongoing and its initial conclusions regarding the consolidation of VIEs may change.

        On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the year ended December 31, 2001 was approximately $73.4 million, net of minority interest of $104.7 million, of which $7.6 million, net of minority interest of $13.6 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the year ended December 31, 2001 would have been $712.8 million. The carrying amount of goodwill was $3,140.6 million and $3,112.2 million, respectively, at December 31, 2003 and 2002 and relates solely to the Investment Services segment. No losses resulted in 2003 and 2002 from the annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2008 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2003 of $9.3 million, net of minority interest of $12.6 million. Amortization of other intangible assets for the year ended December 31, 2002 was $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $534.8 million and $162.0 million, respectively, at December 31, 2003 and $531.7 million and $140.1 million, respectively, at December 31, 2002. SFAS No. 144 retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.

        Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effect of retroactive application of this change on 2001 results of operations was not material.

        On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. With respect to free-standing derivative positions, at January 1, 2001, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values. With respect to embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments. As a consequence of this election, coupled with interpretive guidance specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. None of the Company's derivatives were designated as qualifying hedges under SFAS No. 133 and, consequently, required mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

        In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities initiated after December 31, 2002 and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity is recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. No material impact on the results of operations or financial position of the Company resulted in 2003 from compliance with these new recognition and measurement provisions.

        In November 2002, the FASB issued FIN No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 were applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements were effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions were applied only on a prospective basis to guarantees issued or modified after December 31, 2002 and had no material impact on the Company's results of operations or financial position upon adoption.

        The Company adopted SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity," which was effective for financial instruments entered into or modified after May 31, 2003, and otherwise was effective at the beginning of the first interim period beginning after June 15, 2003. SFAS No. 150 establishes standards for classification and measurement of certain financial instruments with characteristics of both liabilities and equity in the statement of financial position. SFAS No. 150 had no material impact on the Company's results of operations or financial position upon adoption.

        New Accounting Pronouncements
        -----------------------------

        In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 is effective as of January 1, 2004, and will require a change in the Company's accounting policies relating to (a) general account interests in separate accounts, (b) assets and liabilities associated with market value-adjusted annuities, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and universal life contracts. The method of accounting that the Company adopted in 2002 for GMDB and GMIB liabilities is consistent with the requirements of SOP 03-1. Management expects that the impact of adopting SOP 03-1 on January 1, 2004 will result in a one-time decrease to net earnings of approximately $(1.0) million related to the cumulative effect of the required changes in accounting. Approximately $12.5 million of the cumulative effect adjustment represents a reclassification of investment income previously reported in the consolidated statements of earnings to unrealized gains included in other comprehensive income. Therefore, shareholders' equity is expected to increase approximately $11.5 million as a result of the implementation of SOP 03-1. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment.

        Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:


           o Management having the authority to approve the action commits the organization to a plan to sell the property.

           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        In the fourth quarter of 2003, three real estate investments met the criteria of real estate held-for-sale. As a result, the Company transferred these investments with a total carrying value of $56.9 million from real estate held for the production of income to real estate held-for-sale. This amount is included in the Other assets line in the 2003 consolidated balance sheet. The results of operations for these properties in each of the three years ended December 31, 2003 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        ------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Other Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.05% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.05% net of product weighted average Separate Account fees) and 0% (-1.95% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2003, current projections of future average gross market returns assume a 4.7% return for 2004 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 1 year.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2003, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 7 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.63% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $69.9 million and $86.0 million at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, respectively, $1,109.3 million and $1,088.9 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Incurred benefits related to current year..........  $        33.8       $       36.6       $       44.0
        Incurred benefits related to prior years...........           (2.8)              (6.3)             (10.6)
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        31.0       $       30.3       $       33.4
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        12.1       $       11.5       $       10.7
        Benefits paid related to prior years...............           34.9               37.2               38.8
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        47.0       $       48.7       $       49.5
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------
        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2003, participating policies, including those in the Closed Block, represent approximately 18.7% ($34.7 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------
        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2003, 2002 and 2001, investment results of such Separate Accounts were losses of $(466.2) million, $(4,740.7) million and $(2,214.4) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------
        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of Alliance, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2003 and 2002, respectively, net deferred sales commissions totaled $387.2 million and $500.9 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2003 net balance for each of the next five years is approximately $386.0 million.

        Alliance's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. Alliance's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management of back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the last five years. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions. Alliance's management considers the results of these analyses performed at various dates. If Alliance's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using Alliance's management's best estimate of future cash flows discounted to a present value amount. As such, given the volatility and uncertainty of capital markets and future redemption, Alliance's management believes these to be critical accounting estimates.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.29 billion and $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2003 and 2002, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

        Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Holding Company and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        32.6 million of private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Alliance Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining six years ending in 2009. Generally, not more than 20% of the original Alliance Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

        The Company accounts for its stock option plans and other stock-based compensation plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   Gross              Gross
                                              Amortized          Unrealized         Unrealized          Estimated
                                                 Cost              Gains              Losses            Fair Value
                                            ---------------   -----------------  -----------------   ---------------
                                                                         (In Millions)

        December 31, 2003
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,653.7     $    1,726.2       $       84.7       $   22,295.2
            Mortgage-backed...............         3,837.0             57.0               17.4            3,876.6
            U.S. Treasury, government
              and agency securities.......           812.3             58.7                 .5              870.5
            States and political
              subdivisions................           188.2             14.1                2.0              200.3
            Foreign governments...........           248.4             45.9                 .3              294.0
            Redeemable preferred stock....         1,412.0            151.1                4.2            1,558.9
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    27,151.6     $    2,053.0       $      109.1       $   29,095.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        11.6     $        1.2       $         .2       $       12.6
          Trading securities..............             1.9               .6                1.5                1.0
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        13.5     $        1.8       $        1.7       $       13.6
                                            ================= =================  =================  ================

        December 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,084.0     $    1,491.0       $      269.0       $   21,306.0
            Mortgage-backed...............         2,419.2             99.2                -              2,518.4
            U.S. Treasury, government
              and agency securities.......           895.5             84.1                -                979.6
            States and political
              subdivisions................           197.6             17.9                -                215.5
            Foreign governments...........           231.8             37.4                 .8              268.4
            Redeemable preferred stock....           923.7             71.4                4.1              991.0
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    24,751.8     $    1,801.0       $      273.9       $   26,278.9
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        37.6     $        2.0       $        3.4       $       36.2
          Trading securities..............             3.3               .8                3.0                1.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        40.9     $        2.8       $        6.4       $       37.3
                                            ================= =================  =================  ================

        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value having an amortized cost of $4,462.1 million and $4,899.8 million, respectively, had estimated fair values of $4,779.6 million and $5,137.2 million, respectively.

        The contractual maturity of bonds at December 31, 2003 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Due in one year or less................................................  $      495.5       $      514.8
        Due in years two through five..........................................       4,981.3            5,386.0
        Due in years six through ten...........................................       9,760.8           10,595.8
        Due after ten years....................................................       6,665.0            7,163.4
        Mortgage-backed securities.............................................       3,837.0            3,876.6
                                                                                ----------------   -----------------
        Total..................................................................  $   25,739.6       $   27,536.6
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (598 fixed maturities) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2003:

                                       Less than 12 Months             12 Months or Longer                   Total
                                  -------------------------------  ----------------------------   ----------------------------
                                                        Gross                         Gross                          Gross
                                     Estimated       Unrealized     Estimated      Unrealized      Estimated      Unrealized
                                     Fair Value        Losses       Fair Value       Losses        Fair Value       Losses
                                    -------------   -------------  -------------  -------------   -------------  -------------
                                                                         (In Millions)

   Fixed Maturities:
     Corporate.................   $     2,342.9   $       77.6   $       81.0   $        7.1    $    2,423.9    $      84.7
     Mortgage-backed...........         1,406.0           17.4            -              -           1,406.0           17.4
     U.S. Treasury,
       government and agency
       securities..............            28.3             .5            -              -              28.3             .5
     States and political
       subdivisions............            24.2            2.0            -              -              24.2            2.0
     Foreign governments.......             7.4             .3            1.0            -               8.4             .3
     Redeemable
       preferred stock.........            58.5            3.2           14.0            1.0            72.5            4.2
                                  --------------  -------------  -------------  --------------  -------------  ---------------

   Total Temporarily
     Impaired Securities ......   $     3,867.3   $      101.0   $       96.0   $        8.1    $    3,963.3   $      109.1
                                  ==============  =============  =============  ==============  =============  ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2003, approximately

        $1,366.2 million or 5.3% of the $25,739.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        At December 31, 2003, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $53.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2003 and 2002 were $775.5 million and $683.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $122.4 million and $75.3 million at December 31, 2003 and 2002, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $5.3 million and $3.2 million in 2003, 2002 and 2001, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $10.0 million, $6.8 million and $4.2 million in 2003, 2002 and 2001, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   2003                 2002
                                                                            -------------------  -------------------
                                                                                         (In Millions)

        Impaired mortgage loans with investment valuation allowances.......  $        149.4       $        111.8
        Impaired mortgage loans without investment valuation allowances....            29.1                 20.4
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           178.5                132.2
        Investment valuation allowances....................................           (18.8)               (23.4)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        159.7       $        108.8
                                                                            ===================  ===================

        During 2003, 2002 and 2001, respectively, the Company's average recorded investment in impaired mortgage loans was $180.9 million, $138.1 million and $141.7 million. Interest income recognized on these impaired mortgage loans totaled $12.3 million, $10.0 million and $7.2 million for 2003, 2002 and 2001, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2003 and 2002, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $143.2 million and $91.1 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2003 and 2002, the carrying value of equity real estate held-for-sale amounted to $56.9 million and $107.7 million, respectively. For 2003, 2002 and 2001, respectively, real estate of $2.8 million, $5.6 million and $64.8 million was acquired in satisfaction of debt. At December 31, 2003 and 2002, the Company owned $275.8 million and $268.8 million, respectively, of real estate acquired in satisfaction of debt of which $3.6 million and $2.7 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $189.6 million and $163.6 million at December 31, 2003 and 2002, respectively. Depreciation expense on real estate totaled $38.8 million, $18.0 million and $16.1 million for 2003, 2002 and 2001, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                        2003               2002                2001
                                                                  -----------------   ----------------   -----------------
                                                                                       (In Millions)

        Balances, beginning of year...........................     $        55.0       $       87.6       $      126.2
        Additions charged to income...........................              12.2               32.5               40.0
        Deductions for writedowns and
          asset dispositions..................................             (15.2)             (65.1)             (78.6)
        Deduction for transfer of real estate held-for-sale
          to real estate held for the production of income....             (31.5)               -                  -
                                                                  -----------------   ----------------   -----------------
        Balances, End of Year.................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate.......................     $        18.8       $       23.4       $       19.3
          Equity real estate..................................               1.7               31.6               68.3
                                                                  -----------------   ----------------   -----------------
        Total.................................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $896.9 million and $801.7 million, respectively, at December 31, 2003 and 2002. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $4.3 million, $(18.3) million and $(111.1) million, respectively, for 2003, 2002 and 2001.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 7 individual ventures at December 31, 2003 and 2002, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)


        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       551.6      $       550.0
        Investments in securities, generally at estimated fair value...........          204.8              237.5
        Cash and cash equivalents..............................................           37.6               27.9
        Other assets...........................................................           22.8               32.2
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       816.8      $       847.6
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       259.7      $       264.7
        Other liabilities......................................................           19.5               19.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          279.2              283.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          537.6              563.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       816.8      $       847.6
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       168.8      $       172.3
                                                                                ================   =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        95.6       $       98.4       $       95.6
        Net revenues (losses) of
          other limited partnership interests..............           26.0              (23.2)              29.8
        Interest expense - third party.....................          (18.0)             (19.8)             (11.5)
        Interest expense - the Company.....................            -                  -                  (.7)
        Other expenses.....................................          (61.7)             (59.3)             (58.2)
                                                            -----------------   ----------------   -----------------
        Net Earnings (Losses)..............................  $        41.9       $       (3.9)      $       55.0
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $         5.0       $       12.8       $       13.2
                                                            =================   ================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $     1,792.6       $    1,755.4       $    1,662.4
        Mortgage loans on real estate......................          279.5              314.8              361.6
        Equity real estate.................................          136.9              153.7              166.2
        Other equity investments...........................           49.3              (45.4)             (53.6)
        Policy loans.......................................          260.1              269.4              268.2
        Other investment income............................           66.8              114.1              216.6
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,585.2            2,562.0            2,621.4

          Investment expenses..............................         (198.3)            (184.8)            (217.1)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,386.9       $    2,377.2       $    2,404.3
                                                            =================   ================   =================

        Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $      (100.7)      $     (374.3)      $     (225.2)
        Mortgage loans on real estate......................            1.3                3.7              (11.4)
        Equity real estate.................................           26.8              101.5               34.5
        Other equity investments...........................            2.0                3.3              (13.0)
        Issuance and sales of Alliance Units...............            -                   .5               (2.3)
        Other..............................................            8.3              (13.2)              10.1
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $       (62.3)      $     (278.5)      $     (207.3)
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $193.2 million, $312.8 million and $287.5 million for 2003, 2002 and 2001, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.2 million and zero, respectively, for 2003 and $5.5 million and $5.8 million, respectively, for 2002.

        For 2003, 2002 and 2001, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $4,773.5 million, $7,176.3 million and $7,372.3 million. Gross gains of $105.1 million, $108.4 million and $156.2 million and gross losses of $39.5 million, $172.9 million and $115.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2003, 2002 and 2001 amounted to $416.8 million, $1,047.8 million and $429.5 million, respectively.

        Net investment income in 2001 included realized gains of $27.1 million on sales of Credit Suisse Group common stock, which was designated as trading account securities and acquired in conjunction with the sale of Donaldson, Lufkin & Jenrette, Inc., formerly a majority owned subsidiary, in 2000.

        In 2003, 2002 and 2001, respectively, net unrealized holding gains (losses) on trading account equity securities of $2.1 million, $.5 million, and $25.0 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.0 million and $1.1 million and costs of $1.9 million and $3.3 million at December 31, 2003 and 2002, respectively.

        For 2003, 2002 and 2001, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $76.5 million, $92.1 million and $96.7 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Other Discontinued Operations on a line-by-line basis, follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance, beginning of year.........................  $       681.1       $      215.5       $       12.9
        Changes in unrealized investment gains (losses)....          440.8            1,049.9              436.0
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (53.0)            (157.3)             (48.6)
            DAC............................................          (65.7)            (174.1)             (71.6)
            Deferred Federal income taxes..................         (110.4)            (252.9)            (113.2)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       892.8       $      681.1       $      215.5
                                                            =================   ================   =================

                                                                      2003                2002              2001
                                                                -------------      ---------------    --------------
                                                                                   (In Millions)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     2,015.7       $    1,572.0       $      496.0
            Other equity investments.......................            1.5               (1.5)               4.3
            Other..........................................          (28.1)             (22.2)              (1.9)
                                                            -----------------   ------------------ -----------------
              Total........................................        1,989.1            1,548.3              498.4
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (274.2)            (221.2)             (63.9)
              DAC..........................................         (339.7)            (274.0)             (99.9)
              Deferred Federal income taxes................         (482.4)            (372.0)            (119.1)
                                                            -----------------   ------------------ -----------------
        Total..............................................  $       892.8       $      681.1       $      215.5
                                                            =================   ================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Unrealized gains on investments....................  $       892.8       $      681.1       $      215.5
        Minimum pension liability..........................            -                  -                  (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       892.8       $      681.1       $      215.4
                                                            =================   ================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $       416.6       $    1,008.9       $      525.2
          Losses (gains) reclassified into net earnings
            during the period..............................           24.2               41.0              (89.2)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................          440.8            1,049.9              436.0
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (229.1)            (584.3)            (233.4)
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          211.7              465.6              202.6
        Change in minimum pension liability................            -                   .1                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       211.7       $      465.7       $      202.6
                                                            =================   ================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block is as follows:

                                                                                  December 31,         December 31,
                                                                                      2003                 2002
                                                                                -----------------    -----------------
                                                                                            (In Millions)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
          and other...........................................................  $     8,972.1        $     8,997.3
       Policyholder dividend obligation.......................................          242.1                213.3
       Other liabilities......................................................          129.5                134.6
                                                                                -----------------    -----------------
       Total Closed Block liabilities.........................................        9,343.7              9,345.2
                                                                                -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $5,061.0 and $4,794.0)............................        5,428.5              5,098.4
       Mortgage loans on real estate..........................................        1,297.6              1,456.0
       Policy loans...........................................................        1,384.5              1,449.9
       Cash and other invested assets.........................................          143.3                141.9
       Other assets...........................................................          199.2                219.9
                                                                                -----------------    -----------------
        Total assets designated to the Closed Block...........................        8,453.1              8,366.1
                                                                                -----------------    -----------------

       Excess of Closed Block liabilities over assets designated to
          the Closed Block....................................................          890.6                979.1

       Amounts included in accumulated other comprehensive income:
          Net unrealized investment gains, net of deferred Federal income tax of $43.9 and $31.8 and policyholder dividend obligation of
            $242.1 and $213.3.................................................           81.6                 59.1
                                                                                -----------------    -----------------

       Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities..............................................  $       972.2        $     1,038.2
                                                                                =================    =================

        Closed Block revenues and expenses were as follows:

                                                                2003               2002                 2001
                                                           ----------------   ----------------   --------------------
                                                                                 (In Millions)



      REVENUES:
      Premiums and other income..........................   $      508.5       $      543.8       $       571.5
      Investment income (net of investment
         expenses of $2.4, $5.4, and $3.0)...............          559.2              582.4               583.5
      Investment losses, net.............................          (35.7)             (47.0)              (42.3)
                                                           ----------------   ----------------   --------------------
      Total revenues.....................................        1,032.0            1,079.2             1,112.7
                                                           ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends..............          924.5              980.2             1,009.3
      Other operating costs and expenses.................            4.0                4.4                 4.7
                                                           ----------------   ----------------   --------------------
      Total benefits and other deductions................          928.5              984.6             1,014.0
                                                           ----------------   ----------------   --------------------

      Net revenues before Federal income taxes...........          103.5               94.6                98.7
      Federal income taxes...............................          (37.5)             (34.7)              (36.2)
                                                           ----------------   ----------------   --------------------
      Net Revenues.......................................   $       66.0       $       59.9       $        62.5
                                                           ================   ================   ====================

        Reconciliation of the policyholder dividend obligation is as follows:

                                                                                             December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Balance at beginning of year...........................................  $       213.3      $        47.1
        Unrealized investment gains............................................           28.8              166.2
                                                                                ----------------   -----------------
        Balance at End of Year ................................................  $       242.1      $       213.3
                                                                                ================   =================

        Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Impaired mortgage loans with investment valuation allowances...........  $        58.3      $        18.6
        Impaired mortgage loans without investment valuation allowances........            5.8                 .9
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           64.1               19.5
        Investment valuation allowances........................................           (3.7)              (4.0)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        60.4      $        15.5
                                                                                ================   =================

        During 2003, 2002 and 2001, the Closed Block's average recorded investment in impaired mortgage loans was $51.9 million, $26.0 million and $30.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.7 million, $2.1 million and $1.2 million for 2003, 2002 and 2001, respectively.

        Valuation allowances amounted to $3.6 million and $3.9 million on mortgage loans on real estate and $.1 million and $.1 million on equity real estate at December 31, 2003 and 2002, respectively. Writedowns of fixed maturities amounted to $37.8 million, $40.0 million and $30.8 million for 2003, 2002 and 2001, respectively, including $23.3 million in fourth quarter 2001.


8)       OTHER DISCONTINUED OPERATIONS

        Summarized financial information for Other Discontinued Operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $644.7 and $677.8)..............................  $      716.4         $      722.7
        Equity real estate...................................................         198.2                203.7
        Mortgage loans on real estate........................................          63.9                 87.5
        Other equity investments.............................................           7.5                  9.4
        Other invested assets................................................            .2                   .2
                                                                              -----------------    -----------------
          Total investments..................................................         986.2              1,023.5
        Cash and cash equivalents............................................          63.0                 31.0
        Other assets.........................................................         110.9                126.5
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

        Policyholders liabilities............................................  $      880.3         $      909.5
        Allowance for future losses..........................................         173.4                164.6
        Other liabilities....................................................         106.4                106.9
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $21.0, $18.1 and $25.3)..............  $        70.6       $       69.7       $       91.6
        Investment gains (losses), net.....................            5.4               34.2               33.6
        Policy fees, premiums and other income.............            -                   .2                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           76.0              104.1              125.4

        Benefits and other deductions......................           89.4               98.7              100.7
        (Losses charged) earnings credited to allowance
          for future losses................................          (13.4)               5.4               24.7
                                                            -----------------   ----------------   -----------------

        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................            5.2                8.7               46.1
        Federal income tax expense.........................           (1.8)              (3.1)              (2.2)
                                                            -----------------   ----------------   -----------------

        Earnings from Discontinued Operations..............  $         3.4       $        5.6       $       43.9
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Valuation allowances of $2.5 million and $4.9 million on mortgage loans on real estate were held at December 31, 2003 and 2002, respectively. During 2003, 2002 and 2001, discontinued operations' average recorded investment in impaired mortgage loans was $16.2 million, $25.3 million and $32.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.3 million, $2.5 million and $2.5 million for 2003, 2002 and 2001, respectively.

        In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.


9)      VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

        Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

            a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

            b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

            c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

            d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2003:

                                                                   GMDB               GMDB               Total
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance at January 1, 2003.........................  $       128.4       $      117.5       $      245.9
          Paid guarantee benefits..........................          (65.6)               -                (65.6)
          Other changes in reserve.........................            6.5              (31.9)             (25.4)
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2003.......................  $        69.3       $       85.6       $      154.9
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                            ---------------------
                                                                (In Millions)

        Balance at December 31, 2002.......................  $        21.5
          Paid guarantee benefits ceded....................          (18.5)
          Other changes in reserve.........................           14.2
                                                            ---------------------
        Balance at December 31, 2003.......................  $        17.2
                                                            =====================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16.

        The December 31, 2003 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   Return
                                                     of
                                                   Premium       Ratchet         Roll-Up         Combo            Total
                                                -------------- -------------  --------------  -------------   --------------
                                                                        (Dollars In Millions)

       GMDB:
         Account value (1)...................   $     26,849   $    5,332     $    8,030      $   6,160      $   46,371
         Net amount at risk, gross...........   $      2,108   $      942     $    2,112      $      10      $    5,172
         Net amount at risk, net of amounts
           reinsured.........................   $      2,104   $      631     $    1,281      $      10      $    4,026
         Average attained age of
           Contractholders...................           49.5         59.6           61.7           59.8            51.7
         Percentage of contractholders
           over age 70.......................            7.1         20.9           25.8           20.3            10.3
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%            N/A

       GMIB:
         Account value (2)...................             N/A         N/A     $    5,763      $   8,589      $   14,352
         Net amount at risk, gross...........             N/A         N/A     $      442      $     -        $      442
         Net amount at risk, net of amounts
           reinsured.........................             N/A         N/A     $      110      $     -        $      110
         Weighted average years remaining
           until annuitization..............              N/A         N/A            4.6            9.8             7.2
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%           3%-6%

        (1) Included General Account balances of $11,379 million, $199 million, $182 million and $380 million, respectively, for a total of $12,140 million.

        (2) Included General Account balances of $3 million and $568 million, respectively, for a total of $571 million.

        For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values.

        For contracts with the GMIB feature, the net amount at risk in the event of annuitization is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

        In third quarter 2003, Equitable Life initiated a program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products sold beginning April 2002. At December 31, 2003, contracts with these features had a total account value and net amount at risk of $13,008 million and $17 million, respectively. This program currently utilizes exchange-traded, equity-based futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB exposure attributable to movements in the equity markets.


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        Short-term debt:
        Promissory note, 1.53% ..............................................  $      248.3         $      248.3
        Other................................................................           -                   22.0
                                                                              -----------------    -----------------
        Total short-term debt................................................         248.3                270.3
                                                                              -----------------    -----------------

        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95%, due 2005.....................................         399.8                399.8
          Surplus notes, 7.70%, due 2015.....................................         199.8                199.7
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.5
                                                                              -----------------    -----------------

        Alliance:
          Senior Notes, 5.625%, due 2006.....................................         398.8                398.4
          Other..............................................................           6.5                  6.5
                                                                              -----------------    -----------------
              Total Alliance.................................................         405.3                404.9
                                                                              -----------------    -----------------

        Total long-term debt.................................................       1,004.9              1,004.4
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,253.2         $    1,274.7
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5 year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.34% to 4.0%. No amounts were outstanding under this credit facility at December 31, 2003.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2003, no amounts were outstanding under this program.

        Equitable Life has a $350.0 million, one year promissory note, of which $101.7 million is included within Other Discontinued Operations. The promissory note, which matures in March 2004, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2003 and 2002, respectively, the Company had pledged real estate of $309.8 million and $322.9 million as collateral for certain short-term debt.

        Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three credit facilities aggregating
        $875.0 million.Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2003. At December 31, 2003, no borrowings were outstanding under Alliance's commercial paper program or revolving credit facilities.

        Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2003, no borrowings were outstanding under the ECN program.

        Long-term Debt
        -------------

        At December 31, 2003, the Company was in compliance with all debt covenants.

        At December 31, 2003, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2005, $406.5 million for 2006, zero for 2007, zero for 2008 and $200.1 million thereafter.

        Under its shelf registration, Alliance may issue up to $600.0 million in senior debt securities. In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. These Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.


11)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Federal income tax expense:
          Current expense (benefit)........................  $       112.5       $     (400.0)      $      (38.2)
          Deferred expense.................................          128.0              450.9              354.4
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Expected Federal income tax expense................  $       332.6       $      360.0       $      452.5
        Minority interest..................................          (58.7)            (128.3)            (126.9)
        Separate Account investment activity...............          (29.1)            (159.3)               -
        Non-taxable investment income......................          (20.8)               3.4               (1.6)
        Non deductible penalty.............................           14.8                -                  -
        Adjustment of tax audit reserves...................           (9.9)             (34.2)             (28.2)
        Other..............................................           11.6                9.3               20.4
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 2003                  December 31, 2002
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Compensation and related benefits......  $       -        $      271.8      $        -        $     244.2
        Reserves and reinsurance...............        801.9               -               646.2              -
        DAC....................................          -             1,855.6               -            1,680.5
        Unrealized investment gains............          -               482.4               -              372.0
        Investments............................          -               525.3               -              138.6
        Other..................................          6.7               -                 -               68.2
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     808.6      $    3,135.1      $      646.2      $   2,503.5
                                                ===============  ================  ===============   ===============


        In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

        In January 2003, the IRS commenced an examination of the AXA Financial's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.


12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Direct premiums....................................  $       913.8       $      954.6       $      990.0
        Reinsurance assumed................................          153.2              181.4              203.0
        Reinsurance ceded..................................         (177.6)            (190.8)            (173.1)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       889.4       $      945.2       $    1,019.9
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $       100.3       $       96.6       $       86.9
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       390.9       $      346.3       $      370.3
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        49.7       $       54.6       $       50.4
                                                            =================   ================   =================

        During the first quarter of 2003, the Insurance Group began to transition to excess of retention reinsurance on most new variable life, universal life and term life policies whereby mortality risk will be retained up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. Previously the Insurance Group ceded 90% of mortality risk on substantially all new variable life, universal life and term life policies, with risk retained to a maximum of $5 million on single-life policies, and $15 million on second-to-die policies. Substantially all other in-force business above the joint survivorship and single life policies retention limit is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2003, Equitable Life had reinsured in the aggregate approximately 22% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 75% of its current liability exposure resulting from the GMIB feature.

        At December 31, 2003 and 2002, respectively, reinsurance recoverables related to insurance contracts amounted to $2,460.4 million and $2,351.7 million, of which $1,069.8 million and $1,049.2 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $936.5 million and $867.5, respectively million are included in Other liabilities in the consolidated balance sheets.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2003 and 2002 were $29.0 million and $120.0 million, respectively. The (decrease) increase in estimated fair value of $(91.0) million and $120.0 million for the years ended December 31, 2003 and 2002, respectively, were due primarily to significant equity market increases in 2003 and declines during 2002.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $389.7 million and $410.9 million at December 31, 2003 and 2002, respectively.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2003 and 2002 were $587.5 million and $572.8 million, respectively.


13)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions in 2002 to the qualified plans of $348.2 million. The Company's cash contributions to the qualified plans for the year ended 2004 is estimated to be $1.4 million, reflecting the amount needed to satisfy its minimum funding requirements.

        Components of net periodic pension expense (credit) follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Service cost.......................................  $        31.8       $       32.1       $       32.1
        Interest cost on projected benefit obligations.....          122.6              125.3              128.8
        Expected return on assets..........................         (173.9)            (181.8)            (218.7)
        Net amortization and deferrals.....................           53.4                6.4                 .1
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $        33.9       $      (18.0)      $      (57.7)
                                                            =================   ================   ==================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Benefit obligations, beginning of year.................................  $    1,883.9       $    1,812.3
        Service cost...........................................................          26.8               27.1
        Interest cost..........................................................         122.6              125.3
        Actuarial losses.......................................................         113.5               42.5
        Benefits paid..........................................................        (133.5)            (123.3)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    2,013.3       $    1,883.9
                                                                                ================   =================

        The change in plan assets and the funded status of the pension plans were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Plan assets at fair value, beginning of year...........................  $    1,785.4       $    1,845.3
        Actual return on plan assets...........................................         359.7             (278.2)
        Contributions..........................................................          10.0              348.2
        Benefits paid and fees.................................................        (140.0)            (129.9)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,015.1            1,785.4
        Projected benefit obligations..........................................       2,013.3            1,883.9
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............           1.8              (98.5)
        Unrecognized prior service cost........................................         (34.8)             (40.0)
        Unrecognized net loss from past experience different
          from that assumed....................................................         904.3            1,033.9
        Unrecognized net asset at transition...................................          (1.3)              (1.5)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      870.0       $      893.9
                                                                                ================   =================

        The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $51.1 million and $37.3 million, respectively, at December 31, 2003 and $42.0 million and $24.2 million, respectively, at December 31, 2002.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              December 31,
                                                          -----------------------------------------------------------
                                                                   2003                             2002
                                                          -----------------------------------------------------------
                                                                                  (In Millions)
                                                                Estimated                        Estimated
                                                                Fair Value            %          Fair Value      %
                                                          ------------------------ -------  -----------------  ------

        Corporate and government debt securities.......    $       438.2             21.7    $      551.3        30.9
        Equity securities..............................          1,387.4             68.9           793.9        44.5
        Equity real estate ............................            184.8              9.2           180.2        10.1
        Short-term investments.........................              2.1               .1           258.6        14.5
        Other..........................................              2.6               .1             1.4         -
                                                          ------------------------          -------------------
                    Total Plan Assets..................    $     2,015.1                     $    1,785.4
                                                          ========================          ===================

        The asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

        The primary investment objective of the plan is to maximize return on assets, giving consideration to prudent risk, in order to minimize net periodic cost. A secondary investment objective is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus the Company's contributions.

        The following table discloses the weighted-average assumptions used to determine the pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2003 and 2002:

                                                                                       Equitable Life
                                                                               --------------------------------
                                                                                   2003               2002
                                                                                   ----               ----
       Discount rate:
       Benefit obligation.................................................        6.25%              6.75%
       Periodic cost......................................................        6.75%              7.25%

       Rate of compensation increase:
       Benefit obligation and periodic cost...............................        5.78%              6.73%

       Expected long-term rate of return on plan assets (periodic cost)...         8.5%               9.0%

        As noted above, the pension plan's target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. The Company reviewed the historical investment returns for these asset classes. Based on that analysis, management concluded that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $24.5 million, $26.0 million and $27.3 million for 2003, 2002 and 2001, respectively.

        On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "2003 Medicare Act") was signed into law. It introduces a prescription drug benefit under Medicare Part D as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. While the Company expects its postretirement prescription drug benefit program will qualify for this subsidy, detailed regulations necessary to implement and administer the 2003 Medicare Act have not yet been issued. Similarly, certain accounting issues raised by the Medicare Act are pending further discussion and resolution by the FASB, thereby further reducing the likelihood at this time of producing a sufficiently reliable measure of the effects of the 2003 Medicare Act. Consequently, and in accordance with FASB Staff Position FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003," measures of the accumulated postretirement benefits obligation and net periodic postretirement benefits costs, as presented in the consolidated financial statements and accompanying notes thereto, at and for the year ended December 31, 2003, do not reflect the effects of the 2003 Medicare Act on the plan. This election to defer accounting for the effects of the 2003 Medicare Act generally will continue to apply until authoritative guidance on the accounting for the Federal subsidy is issued, at which time transition could result in a change to previously reported information.

        Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $127.3 million, $101.4 million and $58.3 million for 2003, 2002 and 2001, respectively (including $83.4 million and $63.7 million and $34.5 million for 2003, 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).


14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and to reduce the Insurance Group's exposure to interest rate fluctuations. Similarly, the Holding Company utilizes derivatives to reduce the fixed interest cost of its long-term debt obligations. Various derivative financial instruments are used to achieve these objectives, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments and long-term debt. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products. At December 31, 2003, the Company's outstanding equity-based futures contracts were exchange-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. See Note 12.

        As described in Note 2, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2003 and 2002 are recognized on the balance sheet at their fair values. These amounts principally consist of interest rate floors that have a total fair value at December 31, 2003 of $9.7 million, excluding the estimated fair value of the GMIB reinsurance contracts. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Notional Amount by Derivative Type::
           Options:
               Caps............................................................  $        -         $    5,050
               Floors..........................................................      12,000              4,000
           Equity-based futures................................................         275                 50
                                                                                ----------------   -----------------
           Total...............................................................  $   12,275         $    9,100
                                                                                ================   =================

        At December 31, 2003 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2003 and 2002 are reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2003 and 2002, respectively, investment results, principally in net investment income, included gross gains of

        $.6 million and $24.3 million and gross losses of $42.6 million and $7.7 million that were recognized on derivative positions.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2003 and 2002.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              2003                               2002
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,503.1     $     3,761.7     $     3,746.2     $    4,070.1
        Other limited partnership interests....         775.5             775.5             683.0            683.0
        Policy loans...........................       3,894.3           4,481.9           4,035.6          4,728.2
        Policyholders liabilities:
          Investment contracts.................      16,817.0          17,245.9          14,555.0         15,114.9
        Long-term debt.........................       1,004.9           1,105.7           1,004.4          1,086.4

        Closed Block:
        ------------
        Mortgage loans on real estate..........  $    1,297.6     $     1,386.0     $     1,456.0     $    1,572.6
        Other equity investments...............          14.2              14.2              16.4             16.4
        Policy loans...........................       1,384.5           1,626.7           1,449.9          1,740.9
        SCNILC liability.......................          14.8              14.9              16.5             16.6

        Other Discontinued Operations:
        -----------------------------
        Mortgage loans on real estate..........  $       63.9     $        69.5     $        87.5     $       94.7
        Other equity investments...............           7.5               7.5               9.4              9.4
        Guaranteed interest contracts..........          17.8              16.3              18.3             17.0
        Long-term debt.........................         101.7             101.7             101.7            101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2003, these arrangements included commitments by the Company to provide equity financing of $342.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Company had $169.9 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2003.

        In February 2002, Alliance signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2003, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.


16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life,

        Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following two paragraphs.

        In October 2000, an action entitled SHAM MALHOTRA, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, AXA ADVISORS, LLC AND EQUITABLE DISTRIBUTORS, INC. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint. In March 2003, the United States District Court for the Eastern District of New York: (i) granted plaintiffs' motion, filed October 2001, seeking leave to reopen their original case for the purpose of filing an amended complaint and accepted plaintiffs' proposed amended complaint, (ii) appointed the named plaintiffs as lead plaintiffs and their counsel as lead counsel for the putative class, (iii) consolidated plaintiffs' original action with their second action, which was filed in October 2001, and (iv) ruled that the court would apply Equitable Life's motion to dismiss the amended complaint in the second action to the plaintiffs' amended complaint from the original action. In April 2003, plaintiffs filed a second amended complaint alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended
        (the "Exchange Act"). The action purports to be on behalf of a class consisting of all persons who on or after October 3, 1997 purchased an individual variable deferred annuity contract, received a certificate to a group variable deferred annuity contract or made an additional investment through such a contract, which contract was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment. In May 2003, the defendants filed a motion to dismiss the second amended complaint and that motion is currently pending.

        The previously disclosed lawsuit, BRENDA MCEACHERN V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES AND GARY RAYMOND, JR., has been settled and dismissed with prejudice. In addition, all of the Mississippi Actions, including the agents' cross-claims, have been settled and dismissed with prejudice.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, Equitable Life commenced an action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims. In November 2003, Emerald filed a motion for summary judgment; Equitable Life filed its opposition to this motion in December 2003.

        In January 2004, DH2, Inc., an entity related to Emerald Investments L.P., filed a lawsuit in the United States District Court for the Northern District of Illinois, against Equitable Life and Equitable Advisors Trust, asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that Equitable Life and Equitable Advisors Trust wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that Equitable Life and Equitable Advisors Trust implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that Equitable Life and Equitable Advisors Trust are not permitted to implement fair value pricing of securities. The complaint has not been served upon either Equitable Life or Equitable Advisors Trust.

        In November 1997, an amended complaint was filed in PETER FISCHEL, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. A decision was rendered in October 2002 on that appeal. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award. In May 2003, plaintiffs' motion for an award of additional legal fees from the settled claim settlement fund was denied by the District Court. Plaintiffs have appealed that order.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. The parties agreed that the new individual claims of the five named plaintiffs regarding the delivery of announcements to them would be excluded from the class certification. In April 2003, defendants filed an answer to the amended complaint. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2003, defendants filed a motion for summary judgment on the grounds that plaintiffs' claims are barred by applicable statutes of limitations. In October 2003, the District Court denied that motion.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life." The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In March 2003, Equitable Life filed a motion to dismiss the complaint. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part Equitable Life's motion to dismiss the complaint, dismissing plaintiffs' claims for violation of 26 U.S.C. 3121 and breach of contract. Equitable Life has answered plaintiffs' remaining claim for violation of ERISA. In July 2003, plaintiffs filed a motion for class certification. In November 2003, Equitable Life filed its opposition to the motion for class certification; that motion is currently pending and the case is currently in discovery.

        In May 2003, a putative class action complaint entitled ECKERT V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was filed in the United States District Court for the Eastern District of New York, as a case related to the MALHOTRA action described above. The complaint asserts a single claim for relief under Section 47(b) of the Investment Company Act of 1940, as amended based on Equitable Life's alleged failure to register as an investment company. According to the complaint, Equitable Life was required to register as an investment company because it was allegedly issuing securities in the form of variable insurance products and allegedly investing its assets primarily in other securities. The plaintiff purports to act on behalf of all persons who purchased or made an investment in variable insurance products from Equitable Life on or after May 7, 1998. The complaint seeks declaratory judgment permitting putative class members to elect to void their variable insurance contracts; restitution of all fees and penalties paid by the putative class members on the variable insurance products, disgorgement of all revenues received by Equitable Life on those products, and an injunction against the payment of any dividends by Equitable Life to the Holding Company. In June 2003, Equitable Life filed a motion to dismiss the complaint and that motion is currently pending.

        Between September and October 2003, ten substantially similar putative class action lawsuits were filed against AXA Financial (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of AXA Financial ("AIMA")), The MONY Group Inc. ("MONY") and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC., ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP INC., ET AL.; GARRETT V. THE MONY GROUP INC., ET AL.; LEBEDDA
        V. THE MONY GROUP INC., ET AL.; MARTIN V. ROTH, ET AL.; AND MUSKAL V. THE MONY GROUP INC., ET AL. (collectively, the MONY Stockholder Litigation). The complaints in these actions, all of which purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, challenge the proposed merger of MONY into AIMA and allege, among other things, that the $31.00 cash price per share to be paid to MONY stockholders in connection with the proposed merger is inadequate and that MONY's directors breached their fiduciary duties in negotiating and approving the merger agreement. The complaints also allege that AXA Financial, and in some cases AIMA, aided and abetted the alleged breaches of fiduciary duty by MONY's directors. The complaints seek various forms of relief, including damages and injunctive relief that would, if granted, prevent completion of the merger. In September 2003, a joint motion was filed on behalf of plaintiffs in six of the Delaware actions seeking to consolidate all actions. In November 2003, the Court of Chancery signed an order consolidating the actions and plaintiffs served a consolidated complaint. Pursuant to stipulation, in December 2003 defendants have contested the complaint. In January 2004, the Court of Chancery granted plaintiffs leave to amend their complaint. Plaintiffs have stated that they intend to file a motion for a preliminary injunction seeking to prevent completion of the merger. Defendants will oppose a motion for a preliminary injunction. The Court of Chancery has scheduled the hearing on plaintiffs' planned motion for February 17, 2004 and the parties are engaged in discovery.

        In addition, AXA Financial, MONY and MONY's directors have been named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL.. The complaints in these actions contain allegations substantially similar to those in the Delaware cases, and likewise purport to assert claims for breach of fiduciary duty against MONY's directors and for aiding and abetting a breach of fiduciary duty against AXA Financial. The complaints in these actions also purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, and seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. In December 2003, defendants contested the claims in the LAUFER and NORTH BORDER complaints. The parties in each of these actions are engaged in discovery.

        Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the MCEACHERN litigation and the Mississippi Actions, including the agents' cross-claims, will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Alliance Litigations
        --------------------

        In April 2001, an amended class action complaint entitled MILLER, ET AL.
        V. MITCHELL HUTCHINS ASSET MANAGEMENT, INC., ET AL. was filed in the United States District Court for the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. (now known as AllianceBernstein Investment Research and Management, Inc., "ABIRM"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The principal allegations of the amended complaint were that the advisory and distribution fees for certain mutual funds managed by Alliance were excessive and in violation of the ICA and the common law. Plaintiffs subsequently amended their compliant to include, as plaintiffs, shareholders of the AllianceBernstein Premier Growth Fund ("Premier Growth Fund"), the AllianceBernstein Quasar Fund (now known as AllianceBernstein Small Cap Growth Fund), the AllianceBernstein Growth and Income Fund, the AllianceBernstein Corporate Bond Fund, the AllianceBernstein Growth Fund, the AllianceBernstein Balanced Shares Fund, and the AllianceBernstein Americas Government Income Trust. In December 2003, the parties entered into a settlement agreement resolving the matter and the matter has been dismissed by the court.

        In December 2001, a complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND ("BENAK COMPLAINT") was filed in the United States District Court for the District of New Jersey against Alliance and Premier Growth Fund alleging that defendants violated Section 36(b) of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the general partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron, and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance and Premier Growth Fund. All of those actions were consolidated in the United States District Court for the District of New Jersey. In January 2003, a consolidated amended complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. ("BENAK CONSOLIDATED AMENDED COMPLAINT") was filed containing allegations similar to those in the individual complaints although it does not name the Premier Growth Fund as a defendant. In February 2003, the court granted with prejudice Alliance's motion to dismiss the Benak Consolidated Amended Complaint, holding that plaintiffs' allegations failed to state a claim under
        Section 36(b). Plaintiffs have thirty days from the entry of the dismissal order to appeal the court's decision dismissing the action. Alliance believes that plaintiffs' allegations in the Benak Consolidated Amended Complaint were without merit and intends to vigorously defend against any appeal that may be taken from the dismissal with prejudice of the action.

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("ENRON COMPLAINT") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. In June 2002, Alliance moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint ("Enron Amended Consolidated Complaint"), with substantially identical allegations as to Alliance, was filed. Alliance filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, Alliance filed its opposition to class certification. Alliance's motion is pending. The case is currently in discovery. Alliance believes that plaintiffs' allegations in the Enron Amended Consolidated Complaint as to it are without merit and intends to vigorously defend against these allegations.

        In May 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION V. ALLIANCE CAPITAL MANAGEMENT L.P. ("SBA COMPLAINT") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety. In November 2003, the SBA filed an amended complaint ("Amended SBA Complaint"). While the Amended SBA Complaint contains the Enron claims, the Amended SBA Complaint also alleges that Alliance breached its contract with the SBA by investing in or continuing to hold stocks for the SBA's investment portfolio that were not "1 rated," the highest rating that Alliance's research analysts could assign. The SBA also added claims for negligent supervision and common law fraud. In December 2003, Alliance moved to dismiss the fraud and breach of fiduciary duty claims in the Amended SBA Complaint. In January 2004, the court denied that motion. The case is currently in discovery. Alliance believes the SBA's allegations in the Amended SBA Complaint are without merit and intends to vigorously defend against these allegations.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In March 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak Consolidated Amended Complaint already pending there. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The Amended Jaffe Complaint alleges violations of Section 36(a) of the ICA, common law negligence, and negligent misrepresentation. Specifically, the Amended Jaffe Complaint alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Premier Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the Amended JAFFE COMPLAINT. Alliance and Alfred Harrison believe that plaintiff's allegations in the Amended JAFFE COMPLAINT are without merit and intend to vigorously defend against these allegations.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of Premier Growth Fund. In August 2003, the court granted Alliance's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("Amended Goggins Compliant") in the United States District Court for the District of New Jersey. The Amended Goggins Complaint alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Premier Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the Amended Goggins Complaint alleges that the Premier Growth Fund's investment in Enron was inconsistent with the fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Premier Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, Alliance moved to dismiss the Amended Goggins Complaint. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Amended Goggins Complaint are without merit and intend to vigorously defend against these allegations.

        In August 2003, the Securities and Exchange Board of India ("SEBI") ordered that Samir C. Arora, a former research analyst/portfolio manager of Alliance, refrain from buying, selling or dealing in Indian securities. Until August 4, 2003, when Mr. Arora announced his resignation from Alliance, he served as head of Asian emerging markets equities and a fund manager of Alliance Capital Asset Management (India) Pvt. Ltd. ("ACAML"), a fund management company 75% owned by Alliance. The order states that Mr. Arora relied on unpublished price sensitive information in making certain investment decisions on behalf of certain clients of ACAML and Alliance, that there were failures to make required disclosures regarding the size of certain equity holdings, and that Mr. Arora tried to influence the sale of Alliance's stake in ACAML. Mr. Arora contested the findings in the order by filing objections and at a personal hearing held in August 2003. In September 2003, SEBI issued an order confirming its previous order against Mr. Arora. In October 2003, Mr. Arora filed an appeal with the Securities Appellate Tribunal ("SAT") seeking certain interim reliefs. Mr.

        Arora's appeal was heard by the SAT on December 15, 2003. The SAT passed an order on January 12, 2004 wherein it did not grant any interim reliefs to Mr. Arora since SEBI had stated that the investigations in the matter were in progress. However, the SAT has directed SEBI to complete the investigations by February 28, 2004 and to pass final orders in the matter by March 31, 2004. Alliance is reviewing this matter and, at the present time, management of Alliance does not believe its outcome will have a material impact on Alliance's results of operations or financial condition, and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In September 2003, SEBI issued to Alliance a show cause notice and finding of investigation (the "Notice"). The Notice requires Alliance to explain its failure to make disclosure filings as to the acquisition of shares of five (5) Indian equity securities held at various times by Alliance (through sub-accounts under foreign institutional investor licenses), ACAML and Alliance's local Indian mutual fund as required under the SEBI (Insider Trading) Regulations, 1992, and the SEBI (Substantial Acquisition of Shares and Takeovers) Regulations, 1997 when the holdings of the said entities in the Relevant Scrips crossed five percent (5%) which could make Alliance liable to pay penalties prescribed under Section 15A of the SEBI Act, 1992, which requires that disclosure be made when the holdings of an investor (or group of investors acting in concert) in an Indian security exceeds either five percent (5%) of the outstanding shares or changes by more than two percent (2%). In October 2003 and November 2003, Alliance filed its reply and written submissions, respectively. Alliance also had a personal hearing before the SEBI on October 21, 2003 and the decision of SEBI in relation to the Notice is pending. At the present time, management of Alliance does not believe the outcome of this matter will have a material impact on Alliance's results of operations or financial condition and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, State of Illinois against Alliance. Plaintiff, purportedly a shareholder in the Premier Growth Fund, alleges that Alliance breached unidentified provisions of Premier Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Premier Growth Fund's portfolio must be a "1-rated" stock, the highest rating that Alliance's analysts could assign. Plaintiff alleges that Alliance impermissibly purchased shares of stocks that were not 1-rated. Plaintiff seeks rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund over the past ten years, as well as an unspecified amount of damages. In November 2003, Alliance removed the Erb Complaint to the United States District Court for the Southern District of Illinois on the basis that plaintiff's alleged breach of contract claims are preempted under the Securities Litigation Uniform Standards Act. In December 2003, plaintiff filed a motion for remand. In February 2004, the court granted that motion and remanded the action to state court. Alliance believes that plaintiff's allegations in the Erb Complaint are without merit and intends to vigorously defend against these allegations.

        In October 2003, a purported class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("HINDO COMPLAINT") was filed against Alliance, Alliance Holding, ACMC, AXA Financial, the AllianceBernstein family of mutual funds ("AllianceBernstein Funds"), the registrants and issuers of those funds, certain officers of Alliance (the "Alliance defendants"), and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts. Between October 3 and January 29, 2004, forty additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed against Alliance and certain other defendants, and others may be filed. These forty additional lawsuits are as follows:

        a) Federal Court Class Actions: Twenty-five of the lawsuits were brought as class actions filed in Federal court (twenty-one in the United States District Court for the Southern District of New York, two in the United States District Court for the District of New Jersey, one in the United States District Court for the Northern District of California, and one in the United States District
            Court for the District of Connecticut). Certain of these additional lawsuits allege claims under the Securities Act, the Exchange Act, the Advisers Act, the ICA and common law. All of these lawsuits are brought on behalf of shareholders of AllianceBernstein Funds, except three. Of these three, one was brought on behalf of a unitholder of Alliance Holding and two were brought on behalf of participants in the Profit Sharing Plan for Employees of Alliance Capital ("Plan"). The latter two lawsuits allege claims under Sections 404, 405 and 406 of ERISA, on the grounds that defendants violated fiduciary obligations to the Plan by failing to disclose the alleged market timing and late trading activities in AllianceBernstein Funds, and by permitting the Plan to invest in funds subject to those activities. One of these ERISA actions has been voluntarily dismissed. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (two of the twenty-five cases pending before the United States District Court for the Southern District of New York).

        b) Federal Court Derivative Actions: Eight of the lawsuits were brought as derivative actions in Federal court (one in the United States District Court for the Southern District of New York, five in the United States District Court for the Eastern District of New York, and two in the United States District Court for the District of New Jersey). These lawsuits allege claims under the Exchange Act,
            Section 36(b) of the ICA and/or common law. Six of the lawsuits were brought derivatively on behalf of certain AllianceBernstein Funds, with the broadest lawsuits being brought derivatively on behalf of all AllianceBernstein Funds, generally alleging that defendants violated fiduciary obligations to the AllianceBernstein Funds and/or fund shareholders by permitting select investors to engage in market timing activities and failing to disclose those activities. Two of the lawsuits were brought derivatively on behalf of Alliance Holding, generally alleging that defendants breached fiduciary obligations to Alliance Holding or its unitholders by failing to prevent the alleged undisclosed market timing and late trading activities from occurring. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (the one case pending before the United States District Court for the Southern District of New York and one of the two cases pending before the United States District Court for the District of New Jersey).

        c) State Court Representative Actions: Two lawsuits were brought as class actions in the Supreme Court of the State of New York, County of New York, by alleged shareholders of an AllianceBernstein Fund on behalf of shareholders of the AllianceBernstein Funds. The lawsuits allege that defendants allowed certain parties to engage in late trading and market timing transactions in the AllianceBernstein Funds and that such arrangements breached defendants' fiduciary duty to investors, and purport to state a claim for breach of fiduciary duty. One of the complaints also purports to state claims for breach of contract and tortious interference with contract. AXA Financial is named as a defendant, primarily as a control person of Alliance, in one of these two lawsuits.

        d) A lawsuit was filed in Superior Court for the State of California, County of Los Angeles, alleging that defendants violated fiduciary responsibilities and disclosure obligations by permitting certain favored customers to engage in market timing and late trading activities in the AllianceBernstein Funds, and purports to state claims of unfair business practices under Sections 17200 and 17303 of the California Business & Professional Code. Pursuant to these statutes, the action was brought on behalf of members of the general public of the State of California. AXA Financial is named as a defendant, primarily as a control person of Alliance.

        e) State Court Derivative Actions: Three lawsuits were brought as derivative actions in state court (one in the Supreme Court of the State of New York, County of New York, and two in the Superior Court of the State of Massachusetts, County of Suffolk). The New York action was brought derivatively on behalf of Alliance Holding and alleges that, in connection with alleged market timing and late trading transactions, defendants breached their fiduciary duties to Alliance Holding and its unitholders by failing to maintain adequate controls and employing improper practices in managing unspecified AllianceBernstein Funds. AXA Financial is named as a defendant, primarily as a control person of Alliance in the New York lawsuit. The Massachusetts actions were brought derivatively on behalf of certain AllianceBernstein Funds and allege state common law claims for breach of fiduciary duty, abuse of control, gross mismanagement, waste and unjust enrichment. Both Massachusetts actions attempt to name AXA Financial as a defendant.

        f) State Court Individual Action: A lawsuit was filed in the District Court of Johnson County, Kansas, Civil Court Department, alleging that defendants were negligent and breached their fiduciary duties by knowingly entering into a number of illegal and improper arrangements with institutional investors for the purpose of engaging in late trading and market timing in AllianceBernstein Funds to the detriment of plaintiff and failing to disclose such arrangements in the AllianceBernstein Fund prospectuses, and purports to state claims under Sections 624 and 626 of the Kansas Consumer Protection Act, and Section 1268 of the Kansas Securities Act. The lawsuit also purports to state claims of negligent misrepresentation, professional negligence and breach of fiduciary duty under common law. AXA Financial is not named as a defendant in this lawsuit.

        All of these lawsuits seek an unspecified amount of damages. All of the Federal actions discussed above (i.e., the Hindo Complaint, Federal Court Class Actions and Federal Court Derivative Actions) are the subject of a petition or tag-along notices filed by Alliance before the Judicial Panel on Multidistrict Litigation ("MDL Panel") seeking to have all of the actions centralized in a single forum for pre-trial proceedings. On January 29, 2004, the MDL Panel held a hearing on these petitions. On February 20, 2004, the MDL Panel transferred all of the actions to the United States District Court for the District of Maryland. Pursuant to agreements among the parties, the Alliance defendants' and AXA Financial's responses to the Federal actions that have been served on Alliance and AXA Financial are stayed pending a decision on consolidation by the MDL panel and the filing of an amended or operative complaint. The various plaintiffs seeking appointment to serve as lead plaintiffs have stipulated to stay the lead plaintiff decision until after the MDL Panel makes a decision on the MDL petitions pending before it. In addition, discovery has not commenced in any of these cases. In most of them, discovery is stayed under the Private Securities Litigation Reform Act of 1995 or pursuant to an agreement among the parties.

        Defendants have removed each of the State Court Representative Actions discussed above, and thereafter submitted the actions to the MDL Panel in a notice of tag-along actions. Plaintiff in each of these actions has moved to remand the action back to state court or has indicated an intention to do so. Where defendants have responded to the complaints, defendants have moved to stay proceedings pending transfer by the MDL Panel.

        Defendants have not yet responded to the complaints filed in the State Court Derivative Actions.

        Alliance recorded charges to income totaling $330.0 million in 2003 in connection with establishing the $250.0 million restitution fund (which is discussed in detail under "Business - Regulation" in this Form 10-K) and certain other matters discussed above under "Alliance Litigations". Management of Alliance, however, cannot determine at this time the eventual outcome, timing or impact of these matters. Accordingly, it is possible that additional charges in the future may be required.

        With respect to the matters discussed above under "Alliance Litigations" (other than those referred to in the preceding paragraph and those related to SEBI), management of Alliance is unable to estimate the impact, if any, that the outcome of these matters may have on Alliance' results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these matters may have on the Company's results of operations or financial position.


        In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2004 and the four successive years are $125.8 million, $123.6 million, $111.5 million, $97.8 million, $90.1 million and $764.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2004 and the four successive years is $13.0 million, $9.2 million, $2.9 million, $2.7 million, $2.3 million and $16.1 million thereafter.

        At December 31, 2003, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2004 and the four successive years is $80.7 million, $79.4 million, $78.4 million, $69.8 million, $62.2 million and $497.7 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2004 and 2005 are $2.0 million and $1.9 million, respectively.


18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $413.2 million during 2004. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2003, 2002 and 2001, the Insurance Group statutory net income totaled $549.4 million, $451.6 million and $547.7 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,476.6 million and $4,281.0 million at December 31, 2003 and 2002, respectively. In 2003, 2002 and 2001, respectively, $400.0 million, $500.0 million and $1.7 billion in shareholder dividends were paid by Equitable Life.

        At December 31, 2003, the Insurance Group, in accordance with various government and state regulations, had $27.2 million of securities deposited with such government or state agencies.

        In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

        On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002, the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1, 2002 was a $363.6 million decrease to surplus.

        The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

        The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or Equitable of Colorado.

        At December 31, 2003 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2003.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured, (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net change in statutory surplus and
          capital stock....................................  $        43.4       $   (1,354.7)      $      104.1
        Change in AVR......................................          152.2             (464.7)            (230.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          195.6           (1,819.4)            (126.1)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................         (245.7)             255.2              270.8
          DAC..............................................          556.1              458.1              458.5
          Deferred Federal income taxes....................           30.9             (634.6)            (354.8)
          Valuation of investments.........................           39.6              (74.8)              67.9
          Valuation of investment subsidiary...............         (321.6)           1,399.4           (1,507.9)
          Change in fair value of guaranteed minimum income
            benefit reinsurance contracts..................          (91.0)             120.0                -
          Shareholder dividends paid......................           400.0              500.0            1,700.0
          Changes in non-admitted assets...................          (35.1)             384.2              138.3
          Other, net.......................................           (2.1)             (23.7)               5.4
          GAAP adjustments for Other Discontinued
            Operations.....................................           (2.3)              23.0               (5.1)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       524.4       $      587.4       $      647.0
                                                            =================   ================   =================

                                      F-49


                                                                                  December 31,
                                                            ---------------------------------------------------------
                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Statutory surplus and capital stock................  $     4,134.7       $    4,091.3       $    5,446.0
        AVR................................................          341.9              189.7              654.4
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,476.6            4,281.0            6,100.4
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,483.3)          (1,237.6)          (1,492.8)
          DAC..............................................        6,290.4            5,801.0            5,513.7
          Deferred Federal income taxes....................       (1,729.8)          (1,835.8)          (1,252.2)
          Valuation of investments.........................        2,196.3            1,629.6              635.9
          Valuation of investment subsidiary...............       (1,513.0)          (1,191.4)          (2,590.8)
          Fair value of guaranteed minimum income benefit
            reinsurance contracts..........................           29.0              120.0                -
          Non-admitted assets..............................        1,130.2            1,162.3              778.1
          Issuance of surplus notes........................         (599.6)            (599.6)            (539.4)
          Other, net.......................................           77.7              157.2              536.6



          GAAP adjustments for Other Discontinued
            Operations.....................................         (103.9)            (108.7)            (123.8)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,770.6       $    8,178.0       $    7,565.7
                                                            =================   ================   ==================


19)     ALLIANCE CHARGE FOR MUTUAL FUND MATTERS AND LEGAL PROCEEDINGS

        On December 18, 2003, Alliance reached terms with the SEC for the resolution of regulatory claims against Alliance with respect to market timing. The SEC accepted an Offer of Settlement submitted by Alliance. Alliance concurrently reached an agreement in principle with the New York Attorney General ("NYAG"), which is subject to final definitive documentation.

        The key provisions of the settlement with the SEC and NYAG are that Alliance must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, $150 million is characterized as disgorgement and $100 million is characterized as a penalty. In addition, the agreement with the NYAG requires a weighted average reduction in fees of 20% on Alliance's U.S. long-term open-end retail funds for a minimum of five years, which commenced January 1, 2004. This reduction in fees is expected to reduce Alliance Capital revenues by approximately $70 million in 2004.

        Alliance recorded pre-tax charges to income of $190 million and a $140 million for the quarters ended September 30, 2003 and December 31, 2003, respectively, or $330 million for the year 2003, to cover restitution, litigation and other costs associated with these investigations and other litigation. The effect of this settlement on the Company's 2003 net earnings after reflecting its impact on incentive compensation, income taxes and minority interest was $90.1 million.


20)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $103.0 million, $102.2 million and $116.6 million for 2003, 2002 and 2001, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Segment revenues:
       Insurance..........................................   $     4,734.4       $     4,673.4     $     4,763.3
       Investment Services................................         2,738.5             2,744.9           2,994.4
       Consolidation/elimination..........................           (70.4)              (71.3)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     7,402.5       $     7,347.0     $     7,667.7
                                                            =================   ================  ==================

       Segment earnings (loss) from continuing operations
          before Federal income taxes
          and minority interest:
       Insurance..........................................   $       631.6       $       437.9     $       707.5
       Investment Services................................           318.6               590.7             585.4
                                                            -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
          before Federal Income Taxes
          and Minority Interest...........................   $       950.2       $     1,028.6     $     1,292.9
                                                            =================   ================  ==================

                                                                                   December 31,
                                                                  2003                2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Assets:
       Insurance..........................................   $    98,822.1       $    80,638.7     $    84,572.2
       Investment Services................................        15,410.1            14,160.3          15,808.8
       Consolidation/elimination..........................            33.1                27.3             (94.4)
                                                            -----------------   ----------------  ------------------
       Total Assets.......................................   $   114,265.3       $    94,826.3     $   100,286.6
                                                            =================   ================  ==================

21)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2003 and 2002 are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        2003
        Total Revenues................  $     1,674.7      $     1,826.8       $    1,857.8         $    2,043.2
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $        35.7      $       209.7       $      134.8         $      140.8
                                       =================  =================   ==================   ==================

        Net Earnings..................  $        35.7      $       209.8       $      135.5         $      143.4
                                       =================  =================   ==================   ==================

        2002
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       162.6      $       206.5       $      267.1         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       130.4      $       205.1       $      286.5         $      (34.6)
                                       =================  =================   ==================   ==================


22)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:

                                                                  2003               2002                 2001
                                                            -----------------   ----------------   -------------------
                                                                                  (In Millions)

        Net income, as reported............................  $       524.4       $      587.4       $      647.0
        Less: total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit...          (35.8)             (36.0)             (22.2)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       488.6       $      551.4       $      624.8
                                                            =================   ================   ===================

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can grant AXA ADRs and options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

        Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded an increase (reduction) in the Stock Appreciation Rights liability of $12.0 million and $(10.2) million for 2003 and 2002, respectively, reflecting the variable accounting for the Stock Appreciation Rights, based on the change in the market value of AXA ADRs in 2003 and 2002.

        The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2003, 2002 and 2001 follow:

                                       Holding Company                            Alliance
                           -----------------------------------------   -------------------------------
                               2003           2002         2001          2003      2002       2001
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.48%          2.54%         1.52%         6.1%      5.80%      5.80%

        Expected
          volatility......     46%            46%           29%           32%       32%        33%

        Risk-free interest
          rate............    2.72%          4.04%         4.98%         3.0%      4.2%       4.5%

        Expected life
          in years........      5              5             5            7.0       7.0        7.2

        Weighted average
          fair value per
          option at
          grant-date......    $4.39          $6.30         $9.42         $5.96     $5.89      $9.23

        A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2003. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       Holding Company                          Alliance
                                             ------------------------------------   ---------------------------------
                                                                    Weighted                            Weighted
                                                                    Average                             Average
                                                  AXA ADRs          Exercise            Units           Exercise
                                               (In Millions)         Price          (In Millions)        Price
                                             ------------------- ----------------   --------------- -----------------


        :
        Balance at January 2, 2001                18.3              $21.65               15.4           $28.73
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.51
                                             -------------------                    ---------------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $33.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             -------------------                    ---------------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.92
          Granted.........................         9.1              $12.60                 .1           $35.01
          Exercised.......................        (1.7)              $7.85               (1.2)          $17.26
          Forfeited.......................        (1.8)             $25.16               (1.5)          $43.26
                                             -------------------                    ---------------
        Balance at December 31, 2003              40.9              $23.04               13.8           $35.55
                                             ===================                    ===============

        Information about options outstanding and exercisable at December 31, 2003 follows:

                                            Options Outstanding                            Options Exercisable
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------

          $ 6.325 - $ 9.01            .4               1.86           $ 7.64               .4                $ 7.63
          $10.195 - $15.20          11.8               8.35           $12.73              2.1                $13.23
          $15.995 - $22.84           9.9               6.82           $18.50              6.3                $18.66
          $26.095 - $33.025         13.8               4.63           $30.85              9.6                $30.48
          $36.031                    5.0               5.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
          $ 6.325 - $36.031         40.9               6.31           $23.04             23.4                $26.52
                              =================                                    ==================


              Alliance
        ----------------------
           $ 8.81 - $18.47           2.6               2.48           $13.19              2.6                $13.19
           $24.84 - $30.25           3.2               5.35           $27.90              2.9                $27.69
           $30.94 - $48.50           4.3               7.76           $40.63              1.8                $44.85
           $50.15 - $50.56           2.0               7.92           $50.25               .8                $50.25
           $51.10 - $58.50           1.7               6.95           $53.77              1.0                $53.76
                              -----------------                                    ------------------
           $ 8.81 - $58.50          13.8               6.13           $35.55              9.1                $31.89
                              =================                                    ==================

        The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over periods of up to ten years.

        In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2003, approximately
        13.0 million Alliance Holding units of a maximum 41.0 million units were subject to options granted and 103,262 Alliance Holding units were subject to awards made under this plan.

23)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $57.6 million and $39.7 million, respectively, for 2003 and 2002.

        The Company paid $639.1 million and $596.6 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2003 and 2002. The Company charged AXA Distribution's subsidiaries $304.4 million and $411.9 million, respectively, for their applicable share of operating expenses for 2003 and 2002, pursuant to the Agreements for Services.

        In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $16.7 million and $17.9 million in 2003 and 2002, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $32.5 million and $17.6 million in 2003 and 2002, respectively.

        In 2003, Equitable Life entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect wholly owned subsidiary of the Holding Company, to cede certain term insurance policies written after December 2002. Equitable Life ceded $9.0 million of premiums and $2.8 million of reinsurance reserves to AXA Bermuda in 2003.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)

       Investment advisory and services fees..............   $       824.6       $       854.5     $       997.1
       Distribution revenues..............................           436.0               467.5             544.6
       Shareholder servicing fees.........................            82.3                89.7              87.2
       Other revenues.....................................            11.4                10.2              11.0
       Brokerage..........................................             3.6                 7.0               5.7

                      REPORT OF INDEPENDENT AUDITORS ON
                   CONSOLIDATED FINANCIAL STATEMENT SCHEDULES





To the Board of Directors of
The Equitable Life Assurance Society of the United States


Our audits of the consolidated financial statements referred to in our report dated March 9, 2004 appearing on page F-1 of this Annual Report on Form 10-K also included an audit of the financial statement schedules listed in Item 15(a)2 of this Form 10-K. In our opinion, these financial statement schedules present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements.




/s/PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003

                                                                                   Estimated          Carrying
Type of Investment                                              Cost (A)          Fair Value           Value
-------------------                                         -----------------   ----------------   ---------------
                                                                                (In Millions)

Fixed maturities:
   U.S. government, agencies and authorities..............   $       812.3       $      870.5       $      870.5
   State, municipalities and political subdivisions.......           188.2              200.3              200.3
   Foreign governments....................................           248.4              294.0              294.0
   Public utilities.......................................         2,994.1            3,214.1            3,214.1
   All other corporate bonds..............................        21,496.6           22,957.7           22,957.7
   Redeemable preferred stocks............................         1,412.0            1,558.9            1,558.9
                                                            -----------------   ----------------   ---------------
Total fixed maturities....................................        27,151.6           29,095.5           29,095.5
                                                            -----------------   ----------------   ---------------
Equity securities:
  Common stocks:
    Industrial, miscellaneous and all other...............            13.5               13.6               13.6
Mortgage loans on real estate.............................         3,503.1            3,761.7            3,503.1
Real estate...............................................           310.8              XXX                310.8
Real estate acquired in satisfaction of debt..............           275.8              XXX                275.8
Real estate joint ventures................................            69.9              XXX                 69.9
Policy loans..............................................         3,894.3            4,481.9            3,894.3
Other limited partnership interests.......................           775.5              775.5              775.5
Other invested assets.....................................         1,101.6            1,101.6            1,101.6
                                                            -----------------   ----------------   ---------------

Total Investments.........................................   $    37,096.1       $   39,229.8       $   39,040.1
                                                            =================   ================   ===============

(A) Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns; for other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                         BALANCE SHEETS (PARENT COMPANY)
                           DECEMBER 31, 2003 AND 2002

                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)

ASSETS
Investment:
  Fixed maturities:
    Available for sale, at estimated fair value (amortized
      cost of $26,874.1 and $24,480.4, respectively)........................  $     28,787.4       $     25,981.9
  Mortgage loans on real estate.............................................         3,503.1              3,746.2
  Equity real estate........................................................           656.4                717.3
  Policy loans..............................................................         3,670.4              3,805.8
  Investments in and loans to affiliates....................................         1,246.9              1,359.3
  Other equity investments..................................................           789.0                720.2
  Other invested assets.....................................................           590.7                892.4
                                                                              -----------------    -----------------
      Total investments.....................................................        39,243.9             37,223.1
Cash and cash equivalents...................................................           402.4                 15.3
Deferred policy acquisition costs...........................................         6,248.6              5,749.8
Amounts due from reinsurers.................................................         1,510.8              1,482.4
Other assets................................................................         2,228.8              2,289.2
Loans to affiliates.........................................................           400.0                413.0
Prepaid pension asset.......................................................           838.3                865.1
Separate Accounts assets....................................................        54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $    105,310.9       $     87,050.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,907.5       $     22,630.6
Future policy benefits and other policyholders liabilities..................        13,831.4             13,892.5
Short-term and long-term debt...............................................           847.9                847.8
Federal income taxes payable................................................         1,775.9              1,474.2
Other liabilities...........................................................           877.0                922.0
Separate Accounts liabilities...............................................        54,300.6             38,883.8
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,540.3             78,650.9
                                                                              -----------------    -----------------

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,848.2              4,812.8
Retained earnings...........................................................         3,027.1              2,902.7
Accumulated other comprehensive income......................................           892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $    105,310.9       $     87,050.0
                                                                              =================    =================


The financial information of The Equitable Life Assurance Society of the United States (Parent Company) should be read in conjunction with the Consolidated Financial Statements and Notes thereto. For information regarding capital in excess of par value refer to Note 1 of Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                     STATEMENTS OF EARNINGS (PARENT COMPANY)
                    YEARS ENDED DECEMBER 31, 2003, 2002, 2001



                                                                      2003                2002               2001
                                                                 -----------------   -----------------   ---------------
                                                                                     (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income........................................................  $     1,373.1      $     1,312.3       $     1,337.4
Premiums........................................................          882.8              936.7             1,010.0
Net investment income...........................................        2,338.3            2,321.7             2,301.9
Investment losses, net..........................................          (70.6)            (264.1)             (201.4)
Equity in earnings of subsidiaries .............................           44.3              113.1               134.2
Commissions, fees and other income..............................          163.2              337.6               244.1
                                                                 -----------------   -----------------  ----------------
      Total revenues............................................        4,731.1            4,757.3             4,826.2
                                                                 -----------------   -----------------  ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.........................................        1,691.0            2,025.7             1,878.9
Interest credited to policyholders' account balances............          946.6              945.5               957.1
Compensation and benefits.......................................          379.1              310.2               371.3
Commissions.....................................................        1,072.4              835.5               825.0
Interest expense................................................           58.8               72.5                71.5
Amortization of deferred policy acquisition costs...............          424.9              292.6               284.0
Capitalization of deferred policy acquisition costs.............         (990.0)            (753.2)             (743.4)
Rent expense....................................................           67.9               66.7                62.8
Amortization and depreciation...................................           98.1               88.0                92.1
Premium taxes...................................................           35.7               36.3                36.9
Other operating costs and expenses..............................          242.7              248.0               159.0
                                                                 -----------------   -----------------  ----------------
      Total benefits and other deductions.......................        4,027.2            4,167.8             3,995.2
                                                                 -----------------   -----------------  ----------------

Earnings from continuing operations before
  Federal income taxes..........................................          703.9              589.5               831.0
Federal income tax (expense) benefit............................         (182.9)              25.4              (224.4)
                                                                 -----------------   -----------------  ----------------
Earnings from continuing operations.............................          521.0              614.9               606.6
Earnings from discontinued operations, net of
   Federal income taxes.........................................            3.4                5.6                43.9
Cumulative effect of accounting changes, net of
   Federal income taxes.........................................            -                (33.1)               (3.5)
                                                                 -----------------   -----------------  ----------------
Net Earnings....................................................  $       524.4      $       587.4       $       647.0
                                                                 =================   =================  ================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                    STATEMENTS OF CASH FLOWS (PARENT COMPANY)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003                2002                2001
                                                                 -----------------   -----------------   ----------------
                                                                                     (In Millions)

Net earnings....................................................  $       524.4      $       587.4       $       647.0
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances..........          946.6              945.5               957.1
  Universal life and investment-type policy fee income..........       (1,373.1)          (1,312.3)           (1,337.4)
  Investment losses net.........................................           70.6              264.1               201.4
  Equity in net earnings of subsidiaries........................          (44.3)            (113.1)             (134.2)
  Dividends from subsidiaries...................................          181.8              213.6             1,289.4
  Change in deferred policy acquisition costs...................         (565.1)            (460.6)             (459.4)
  Change in future policy benefits and other policyholder
    funds.......................................................          (98.7)             216.1               (15.6)
  Change in prepaid pension asset...............................           26.8             (363.0)              (56.7)
  Change in fair value of guaranteed minimum income
      benefit reinsurance contract..............................           91.0             (120.0)                -
  Change in property and equipment..............................          (23.9)             (23.2)             (121.7)
  Change in Federal income tax payable..........................          193.0               93.2               573.9
  Amortization and depreciation.................................           98.1               88.0                92.1
  Other, net....................................................          187.2              118.2                57.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.......................          214.4              133.9             1,693.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments.....................................        4,180.6            2,973.1             2,429.1
  Sales.........................................................        4,778.7            7,624.4             7,470.3
  Purchases.....................................................      (11,403.4)         (12,609.2)          (11,775.1)
  Increase in loans to discontinued operations..................            2.5               38.1                14.7
  Change in short-term investments..............................          357.0             (570.9)              123.1
  Change in policy loans........................................          135.6               71.5               (52.2)
  Loans to affiliates...........................................            -                  -                (400.0)
  Other, net....................................................          (61.7)              97.5               (60.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities...........................       (2,010.7)          (2,375.5)           (2,250.4)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits....................................................        5,689.6            4,384.9             3,252.1
    Withdrawals and transfers to Separate Accounts..............       (3,141.6)          (1,995.9)           (2,445.4)
  Net decrease in short-term financings.........................            (.2)               (.2)                (.2)
  Shareholder dividends paid....................................         (400.0)            (500.0)           (1,700.0)
  Other, net....................................................           35.6               59.1               (29.3)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities................        2,183.4            1,947.9              (922.8)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents.............................          387.1             (293.7)           (1,479.4)

Cash and cash equivalents, beginning of year....................           15.3              309.0             1,788.4
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year..........................  $       402.4      $        15.3       $       309.0
                                                                 =================   =================  =================

Supplemental cash flow information
  Interest Paid.................................................  $        43.2      $        43.6       $        43.4
                                                                 =================   =================  =================
  Income Taxes (Refunded) Paid..................................  $       (58.8)     $      (153.6)      $       517.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- --------------- ------------------ ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $    2,340.8
Investment
  Services.............              -                 -                -                -               16.9
Consolidation/
  elimination..........              -                 -                -                -               29.2
                           --------------- ------------------ ----------------- -------------- ---------------
Total..................     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $     2,386.9
                           =============== ================== ================= ============== ===============

                                               Amortization
                            Policyholders'      of Deferred          (2)
                             Benefits and         Policy            Other
                               Interest         Acquisition       Operating
         Segment               Credited            Cost            Expense
-------------------------- ----------------- ------------------ ---------------


Insurance..............     $     2,677.9     $      434.6       $       990.3
Investment
  Services.............               -                -               2,419.9
Consolidation/
  elimination..........               -                -                 (70.4)
                           ----------------- ------------------ ---------------
Total..................     $     2,677.9     $      434.6       $     3,339.8
                           ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- -------------- ------------------- ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $    2,331.2
Investment
  Services.............              -                 -                -                -               18.0
Consolidation/
  elimination..........              -                 -                -                -               28.0
                           -------------- ------------------- ----------------- -------------- ---------------
Total..................     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $     2,377.2
                           ============== =================== ================= ============== ===============

                                                Amortization
                             Policyholders'      of Deferred          (2)
                              Benefits and         Policy            Other
                                Interest         Acquisition       Operating
         Segment                Credited            Cost            Expense
--------------------------  ----------------- ------------------ ---------------


Insurance..............      $     3,008.5     $      296.7       $       930.3
Investment
  Services.............                -                -               2,154.2
Consolidation/
  elimination..........                -                -                 (71.3)
                            ----------------- ------------------ ---------------
Total..................      $     3,008.5     $      296.7       $     3,013.2
                            ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2001





                                                                    Policy
                                                                   Charges             (1)            Policyholders'
                                                                     and               Net             Benefits and
                                                                   Premium          Investment           Interest
                           Segment                                 Revenue            Income             Credited
--------------------------------------------------------------- ---------------  ----------------- ----------------------
                                                                                   (In Millions)

Insurance...................................................     $   2,362.2      $    2,337.9      $        2,870.5
Investment
  Services..................................................             -                39.9                   -
Consolidation/
  elimination...............................................             -                26.5                   -
                                                                ---------------  ----------------- ----------------------
Total.......................................................     $   2,362.2      $    2,404.3      $        2,870.5
                                                                ===============  ================= ======================

                                                                    Amortization
                                                                     of Deferred              (2)
                                                                       Policy                Other
                                                                     Acquisition           Operating
                                                                        Cost                Expense
                                                                 -------------------- --------------------


Insurance...................................................     $       287.9        $      897.4
Investment
  Services..................................................               -               2,409.0
Consolidation/
  elimination...............................................               -                 (90.0)
                                                                -------------------- --------------------
Total.......................................................     $       287.9        $    3,216.4
                                                                ===================== ====================



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE IV
                                 REINSURANCE (A)
           AT AND FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         Assumed                            Percentage
                                                     Ceded to              from                             of Amount
                                   Gross               Other              Other              Net             Assumed
                                   Amount            Companies          Companies           Amount            to Net
                              -----------------   ----------------   -----------------  ---------------   ---------------
                                                                (Dollars In Millions)

2003
----
Life Insurance In-Force......  $    266,115.8      $   90,031.1       $   41,078.1       $   217,162.8         18.92%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        769.0      $       70.2       $      140.9       $       839.7         16.78%
Accident and health..........           144.8              98.2               12.1                58.7         20.61%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        913.8      $      168.4       $      153.0       $       898.4         17.03%
                              =================   ================   =================  ===============

2002
----
Life Insurance In-Force......  $    264,456.6      $   89,413.1       $   42,228.6       $   217,281.1         19.44%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        803.3      $       86.8       $      145.7       $       862.2         16.90%
Accident and health..........           151.3             104.0               35.7                83.0         43.01%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        954.6      $      190.8       $      181.4       $       945.2         19.19%
                              =================   ================   =================  ===============

2001
----
Life Insurance In-Force......  $    263,375.6      $   75,190.5       $   42,640.4       $   230,825.5         18.47%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        830.2      $       63.6       $      138.5       $       905.1         15.30%
Accident and health..........           159.8             109.5               64.5               114.8         56.18%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        990.0      $      173.1       $      203.0       $     1,019.9         19.90%
                              =================   ================   =================  ===============


(A) Includes amounts related to the discontinued group life and health business.

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.   Financial Statements and Exhibits
           ---------------------------------

           (a)   Financial Statements included in Part B.

            1. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 13 (Pooled) (The Alliance Mid Cap Growth, Common Stock, Balanced and Bond Funds):
                 -  Report of Independent Auditors -
                    PricewaterhouseCoopers LLP


            2.   Separate Account No. 3 (Pooled):
                 -  Statements of Assets and Liabilities, December 31, 2003
                 - Statements of Operations and Changes in Net Assets for the Years Ended December 31, 2003 and 2002
                 -  Portfolio of Investments, December 31, 2003

            3.   Separate Account No. 4 (Pooled):
                 -  Statements of Assets and Liabilities, December 31, 2003
                 - Statements of Operations and Changes in Net Assets for the Years Ended December 31, 2003 and 2002
                 -  Portfolio of Investments, December 31, 2003

            4.   Separate Account No. 10 (Pooled):
                 -  Statements of Assets and Liabilities, December 31, 2003
                 - Statements of Operations and Changes in Net Assets for the Years Ended December 31, 2003 and 2002
                 -  Portfolio of Investments, December 31, 2003

            5.   Separate Account No. 13 (Pooled):
                 -  Statements of Assets and Liabilities, December 31, 2003
                 - Statements of Operations and Changes in Net Assets for the Years Ended December 31, 2003 and 2002
                 -  Portfolio of Investments, December 31, 2003

            6.   Separate Account No. 66:
                 -  Report of Independent Auditors -
                    PricewaterhouseCoopers LLP
                 -  Statement of Assets and Liabilities, December 31, 2003
                 -  Statement of Operations for the Year Ended December 31,
                    2003
                 - Statement of Changes in Net Assets for the Years Ended December 31, 2003 and 2002
                 -  Notes to Financial Statements



            7. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled), and 13 (Pooled)
                 -  Notes to Financial Statements

            8.   The Equitable Life Assurance Society of the United
                 States:
                 -  Report of Independent Auditors -
                    PricewaterhouseCoopers LLP
                 -  Consolidated Balance Sheets, December 31, 2003 and 2002
                 - Consolidated Statements of Earnings for the Years Ended December 31, 2003, 2002 and 2001
                 - Consolidated Statements of Shareholder's Equity Years Ended December 31, 2003, 2002 and 2001
                 - Consolidated Statements of Cash Flows for the Years Ended December 31, 2003, 2002 and 2001
                 -  Notes to Consolidated Financial Statements


           (b)   Exhibits.

           The following Exhibits are filed herewith:

           1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of Separate Account Nos. 3, 4 and 10 and additional similar separate accounts, incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

           2.  Not Applicable.

           3.  (a)      Investment Advisory Agreement between Equitable and
                        Equitable Investment Management Corporation dated
                        October 31, 1983, incorporated herein by reference to
                        Exhibit 4 to Post-Effective Amendment No. 2 to
                        Registration No. 2-91983, filed on April 14, 1986.

               (b) Investment Advisory and Management Agreement by and between Alliance Capital Management L.P., Alliance Corporate Finance Group Incorporated, an indirect wholly owned subsidiary of Alliance, and The Equitable Life Assurance Society of the United States, incorporated by reference to Exhibit No. 3(b) to Registration Statement No. 33-76030, filed on March 3, 1994.

               (c) Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A, filed August 28, 1997.

               (d) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, incorporated by reference to Exhibit No. 3(d) to Registration Statement No. 33-76030, filed on April 24, 1995.

               (e) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC, and its subsidiaries dated January 1, 2000, incorporated by reference to Exhibit No. 3(d) to Registration Statement File No. 33-58950, filed on April 19, 2001.

               (f) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000. Incorporated by reference to Exhibit No. 3(e) to Registration Statement File No. 33-58950 filed on
                        April 19, 2001.

               (g) Form of Participation Agreement among AXA Premier VIP Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., AXA Distributors LLC, and AXA Advisors, LLC, incorporated by reference to Exhibit No. 8(b) to Registration Statement File No. 333-60730, filed on December 5, 2001.

               (h) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

               (i) First Amendment General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

               (j) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

           4.  (a)1     Group Annuity Contract AC 5000-83T (No. 15,740)
                        between Equitable and United States Trust Company of New
                        York as Trustee under Retirement Investment Account
                        Master Retirement Trust, incorporated herein by reference to Exhibit 6(a)1 to Post-Effective Amendment
                        No. 2 to Registration No. 2-91983 filed on April 14,
                        1986.

               (a)2 Riders 1, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000-83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, as executed, incorporated herein by reference to Exhibit 6(a)2 to Post-Effective Amendment No. 4 to Registration No. 2-91983 filed on April 28, 1988.

               (a)3 Form of Rider 8 to Group Annuity Contract AC 5000-83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated herein by reference to Exhibit 6(a)3 to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on February 25, 1992.

               (a)4 Form of Rider 9 to Group Annuity Contract AC 5000-83T between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Exhibit No. 4(a)4 to Registration Statement
                        No. 33-76030, filed on March 3, 1994.

               (b)1 Group Annuity Contract AC 5000-83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, incorporated herein by reference to Exhibit 6(b)1 to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

               (b)2 Riders l, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000-83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, as executed, incorporated herein by reference to Exhibit 6(b)2 to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

               (b)3 Form of Rider 8 to Group Annuity Contract AC 5000-83E (No. 15,739) between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated herein by reference to Exhibit 6(b)3 to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on February 25, 1992.

               (b)4 Form of Rider 9 to Group Annuity Contract AC 5000-83E between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Exhibit No. 4(b)4 to Registration Statement
                        No. 33-76030, filed on March 3, 1994.

               (c)1 Retirement Investment Account Master Retirement Trust effective as of January 1, 1979, incorporated herein by reference to Exhibit 6(c)1 to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

               (c)2 Amendment to the Retirement Investment Account Master Retirement Trust effective July 1, 1984, incorporated herein by reference to Exhibit 6(c)3 to Post-Effective Amendment No. 2 to Registration No. 2-9983, filed on April 14, 1986.

               (c)3 Revised Retirement Investment Account Master Retirement Trust effective as of March 1, 1990, incorporated herein by reference to Exhibit 6(c)3 to Post-Effective Amendment No. 6 to Registration No. 2-91983, filed on April 27, 1990.

               (c)4 Form of Restated Retirement Investment Account Master Retirement Trust as submitted to the Internal Revenue Service, incorporated herein by reference to Exhibit 6(c)4 to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on February 25, 1992.

           5.  Not applicable.

           6.  (a)      Copy of the Restated Charter of Equitable, as amended
                        January 1, 1997, incorporated by reference to Exhibit No. 6(a) to Registration Statement
                        No. 33-76030 on April 28, 1997.

               (b) By-Laws of Equitable, as amended November 21, 1996, as amended January 1, 1997, incorporated by reference to Exhibit No. 6(b) to Registration Statement
                        No. 33-76030 on April 28, 1997.

           7.  Not applicable.

           8.  (a)      Retirement Investment Account Enrollment Forms -
                        Including Participation and Enrollment Agreements, incorporated herein by reference to Exhibit 7(a) to Post-Effective Amendment No. 2 to Registration No.
                        2-91983, filed on April 14, 1986.

               (b)(1) Supplementary Agreement to Master Retirement Trust Participation Agreement, incorporated herein by reference to Exhibit 7(b)(1) to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

               (b)(2) Supplementary Agreement B to Master Retirement Trust Participation Agreement (RIA Loans), incorporated herein by reference to Exhibit 7(b)(2) to Post-Effective Amendment No. 4 to Registration No. 2-91983, filed on April 28, 1988.

               (b)(3) Form of Supplementary Agreement A to Master Retirement Trust Participation Agreement (RIA Partial Funding), as amended, incorporated herein by reference to Exhibit 7(b)(3) to Post-Effective Amendment No. 4 to Registration No. 2-91983, filed on April 30, 1991.

               (b)(4) Form of Supplementary Agreement to Master Retirement Trust Participation Agreement (The Bond Account), incorporated herein by reference to Exhibit 7(b)(4) to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on April 14, 1986.

               (c) Basic Installation Information Form, dated May, 1989, incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 9 to Registration Statement No. 2-91983, filed on April 24, 1992.

               (d) RIA Installation Agreement, dated May, 1989, incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 9 to Registration No. 2-91983, filed on April 24, 1992.

           9.  (a)      Opinion and consent of Herbert P. Shyer,  Executive
                        Vice President and General Counsel of Equitable Life, dated August 28, 1984, incorporated herein by reference to Exhibit 12(a) to Pre-Effective Amendment No. l to
                        Registration No. 2-91983, filed on August 28, 1984.

               (b) Opinion and consent of Herbert P. Shyer, Executive Vice President and General Counsel of Equitable, dated April 14, 1986, incorporated herein by reference to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

               (c) Opinion and consent of Melvin S. Altman, Esq., Vice President and Associate General Counsel of Equitable, incorporated herein by reference to Post-Effective Amendment No. 9 to Registration No. 2-91983, filed on April 24, 1992.

               (d) Opinion and consent of Hope E. Rosenbaum, Esq., Vice President and Counsel of Equitable, incorporated by reference to Exhibit No. 9(d) to Registration Statement No. 33-76030, filed on March 3, 1994.

               (e) Opinion and Consent of Robin Wagner, Esq., Vice President and Counsel previously filed with this Registration Statement File No. 333-59404 on April 24, 2001.

               (f) Opinion and Consent of Dodie Kent, Vice President and Counsel, as to the legality of the Securities being registered.

          10.  (a)      Consent of PricewaterhouseCoopers LLP.

               (b)      Powers of Attorney, incorporated herein by reference to
                        Exhibit 10.(a) Registration Statement File No.
                        2-30070 on Form N-4, filed on April 16, 2004.

          11.  Not applicable.

          12.  Not applicable.

          13.  Not applicable.

Item 25. Directors and Officers of Equitable.


         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Claus-Michael Dill                          Director
AXA Konzern AG
Gereonsdriesch 9-11
50670 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
Vivendi Universal
42, avenue de Friedland
75380 Paris
France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
c/o LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina Johnson                           Director
230 Byram Shore Road
Greenwich, CT 06830

Scott D. Miller                             Director
Hyatt Hotels Corporation
200 West Madison Street
Chicago, IL  60606

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
101 Murray Street
New York, NY 10007


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Deanna M. Mulligan                         Executive Vice President

*Jerald E. Hampton                          Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Donald R. Kaplan                           Senior Vice President, Chief
                                            Compliance Officer and Associate
                                            General Counsel

*William I. Levine                          Executive Vice President and
                                            Chief Information Officer

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Actuary

Item 26.   Persons Controlled by or under Common Control with Equitable or
           ----------------------------------------------------------------
           Registrant
           ----------


          Separate Account Nos. 3, 4, 10, 13 and 66 of The Equitable Life Assurance Society of the United States (the "Separate Account") are each separate accounts of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company") (formerly "The Equitable Companies, Incorporated").


          AXA owns 100% of the outstanding common stock of the Holding Company (assuming conversion of the convertible preferred stock held by AXA). AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                          Consolidated companies as at
                               December 31, 2002




                                   AXA GROUP
                 CONSOLIDATED COMPANIES AS AT DECEMBER 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY              COUNTRY          CONSOLIDATED COMPANY                    SHAREHOLDERS                              OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES    BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                           100.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA INVESTMENT MANAGERS BENELUX         AXA ASSET MANAGEMENT LIMITED                     0.01
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA INVESTMENT MANAGERS BENELUX         AXA INVESTMENT MANAGERS SA                      99.99
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA HOLDINGS BELGIUM                             0.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                           100.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA REAL ESTATE INVESMENT MANAGERS      AXA BANK BELGIUM                                 0.10
  & REAL ESTATE                          BENELUX
FINANCIAL SERVICES    BELGIUM          AXA REAL ESTATE INVESMENT MANAGERS      AXA REAL ESTATE INVESMENT                       99.90
  & REAL ESTATE                          BENELUX                                 MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGEMENT PRIVATE       AXA INVESTMENT MANAGERS SA                      99.93
  & REAL ESTATE                          EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGEMENT PRIVATE       AXA INVESTMENT MANAGERS PARIS                    0.01
  & REAL ESTATE                          EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT PRIVATE EQUITY           AXA INVESTMENT MANAGEMENT PRIVATE              100.00
  & REAL ESTATE                          EUROPE SA                               EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESMENT                       99.96
  & REAL ESTATE                          INVESTMENT MANAGERS France              MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE MANAGEMENT INVEST       AXA INVESTMENT MANAGERS SA                       0.01
  & REAL ESTATE                          MANAGERS France
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PARIS                    0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT PRIVATE EQUITY                   85.46
  & REAL ESTATE                                                                  EUROPE SA
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS SA                       0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        JOUR FINANCE                                    20.63
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                   51.07
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                  0.92
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                             23.72
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA CREDIT                              AXA BANQUE                                      65.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA BANQUE                              AXA ASSURANCES VIE                              37.38
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA BANQUE                              AXA FRANCE ASSURANCE                            62.62
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                            100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA ASSURANCES IARD                              8.20
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                             19.51
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS SA                      99.94
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA GRANDE ARMEE                                 0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS PARIS                    0.02
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA                                             47.42
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA ROYALE BELGE                                 3.81
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA LEVEN NV                                     1.90
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA UK PLC                                      16.66
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA RE                                           0.73
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              NATIONAL MUTUAL FUND MANAGEMENT VIE              3.68
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA KONZERN AG                                   6.68
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA ASSURANCES IARD                             14.50
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              DIRECT ASSURANCES IARD                           0.18
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           GIE AXA GESTION DES ACTIFS              AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA FUNDS MANAGEMENT LUXEMBOURG         AXA INVESTMENT MANAGERS SA                      98.84
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA FUNDS MANAGEMENT LUXEMBOURG         AXA INVESTMENT MANAGERS PARIS                    1.16
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA COLLECTIVES                                 15.00
  & REAL ESTATE                          FUNDS


                                  Page 1 de 2

                          Consolidated companies as at
                               December 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY              COUNTRY          CONSOLIDATED COMPANY                    SHAREHOLDERS                              OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA ASSURANCES VIE                              20.00
  & REAL ESTATE                          FUNDS
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA ASSURANCES IARD                             15.00
  & REAL ESTATE                          FUNDS
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE INVESMENT               AXA INVESTMENT MANAGERS SA                      99.99
  & REAL ESTATE                          MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA MULTIMANAGER SA                     AXA MULTIMANAGER LIMITED                        99.98
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA INVESTMENT MANAGERS                 AXA INVESTMENT MANAGERS SA                      85.00
  & REAL ESTATE                          DEUTSCHLAND GMBH
FINANCIAL SERVICES    GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          GMBH
FINANCIAL SERVICES    GERMANY          AXA FUNDS TRUST GMBH                    AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA REAL ESTATE MANAGERS                AXA INVESTMENT IMOBILIEN                       100.00
  & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES    GERMANY          AXA MERKENS FONDS GMBH                  AXA INVESTMENT IMOBILIEN                       100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA IMOBILIEN AG                        AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                                                                  MANAGERS SA
FINANCIAL SERVICES    GERMANY          AXA PRIVATE EQUITY DEUTSCHLAND          AXA INVESTMENT PRIVATE EQUITY                  100.00
  & REAL ESTATE                          GMBH                                    EUROPE SA
FINANCIAL SERVICES    GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                                 100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA BAUSPARKASSE AG                     AXA LEBENSVERSICHERING AG                       33.02
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                  66.67
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENTS MANAGERS LIMITED        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LIMITED                    33.33
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS SA                      66.67
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS AWF             AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          SERVICES LIMITED
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          LIMITED
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS GLOBAL          AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          SERVICES
FINANCIAL SERVICES    GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA ASSET MANAGEMENT LIMITED            AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA FUNDS MANAGEMENT UK LIMITED         AXA INVESTMENT MANAGERS UK                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS LIMITED                        MANAGERS SA
FINANCIAL SERVICES    HONG KONG        AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG IM ASIA PACIFIC                  100.00
  & REAL ESTATE                          ASIA PACIFIC HONG KONG                  HOLD. LLC
FINANCIAL SERVICES    HONG KONG        AXA INVESTMENT MANAGERS HK SAR          AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    HUNGARY          AXA BIZTOSITO PENSION FUND              AXA NORDSTERN HOLDING                          100.00
  & REAL ESTATE
FINANCIAL SERVICES    IRELAND          AXA INVESTMENT MANAGERS IRELAND         AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS SA                      99.77
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                                0.23
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS ITALIA                         MANAGERS SA
FINANCIAL SERVICES    JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    JAPAN            AXA ROSENBERG IM                        AXA INVESTMENT MANAGERS ROSENBERG               28.00
  & REAL ESTATE
FINANCIAL SERVICES    JAPAN            AXA ROSENBERG IM                        AXA INVESTMENT MANAGERS SA                      59.99
  & REAL ESTATE
FINANCIAL SERVICES    SINGAPORE        AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG IM ASIA PACIFIC                  100.00
  & REAL ESTATE                          ASIA PACIFIC SINGAPORE                  HOLD. LLC
FINANCIAL SERVICES    SPAIN            AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS IBERICA                        MANAGERS SA
FINANCIAL SERVICES    THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS SA                      90.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.            10.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS NORTH           AXA INVESTMENT MANAGERS ROSE                   100.00
  & REAL ESTATE                          AMERICA
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGER PRIVATE          AXA INVESTMENT MANAGEMENT PRIVATE              100.00
  & REAL ESTATE                          EQUITY US                               EQUITY SA
FINANCIAL SERVICES    UNITED STATES    ALLIANCE CAPITAL MANAGEMENT LLP         AXA FINANCIAL INC.                              25.09
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    ALLIANCE CAPITAL MANAGEMENT LLP         THE EQUITABLE LIFE ASSURANCE                    74.91
  & REAL ESTATE                                                                  SOCIETY
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS                 AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          HOLDING INC.
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                    75.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS                 AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          & ADVISOR LIMITED
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG LLC                               80.40
  & REAL ESTATE                          ASIA PACIFIC HOLD. LLC
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG INVESTMENT MANAGERS       AXA INVESTMENT MANAGERS SA                      19.60
  & REAL ESTATE                          ASIA PACIFIC HOLD. LLC
FINANCIAL SERVICES    UNITED STATES    AXA ALTERNATIVE ADVISORS INC            AXA INVESTMENT MANAGERS SA                     100.00


                                  Page 2 de 2

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL FUND MANAGEMENT          AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL FINANCIAL SERVICES       AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL INTERNATIONAL            AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRIA         AXA NORDSTERN LEBEN                      AXA NORDSTERN HOLDING                      100.00
INSURANCE & REINSURANCE   AUSTRIA         AXA NORDSTERN VERSICHERUNG               AXA NORDSTERN HOLDING                      100.00
INSURANCE & REINSURANCE   BELGIUM         ARDENNE PREVOYANTE                       AXA BELGIUM                                  0.05
INSURANCE & REINSURANCE   BELGIUM         ARDENNE PREVOYANTE                       AXA HOLDINGS BELGIUM                        99.95
INSURANCE & REINSURANCE   BELGIUM         AXA BELGIUM                              UAB                                          0.42
INSURANCE & REINSURANCE   BELGIUM         AXA BELGIUM                              AXA HOLDINGS BELGIUM                        99.58
INSURANCE & REINSURANCE   BELGIUM         UAB                                      AXA HOLDINGS BELGIUM                       100.00
INSURANCE & REINSURANCE   BELGIUM         ASSURANCES DE LA POSTE VIE               AXA HOLDINGS BELGIUM                        50.00
INSURANCE & REINSURANCE   BELGIUM         ASSURANCES DE LA POSTE                   AXA HOLDINGS BELGIUM                        50.00
INSURANCE & REINSURANCE   CANADA          AXA CANADA                               AXA                                        100.00
INSURANCE & REINSURANCE   CANADA          ACS CANADA VIE                           AXA RE                                     100.00
INSURANCE & REINSURANCE   CANADA          ACS CANADA NON VIE                       AXA RE                                     100.00
INSURANCE & REINSURANCE   CANADA          AXA CS ASSURANCE CANADA                  AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   CANADA          AXA CANADA ADP                           AXA CANADA                                 100.00
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE IARD                          AXA FRANCE ASSURANCE                        99.92
INSURANCE & REINSURANCE   FRANCE          AXA CORPORATE SOLUTION ASSURANCE         AXA RE                                      98.49
INSURANCE & REINSURANCE   FRANCE          ARGOVIE                                  AXA FRANCE VIE                              94.03
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE VIE                           AXA COLLECTIVES                              8.35
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE VIE                           AXA FRANCE ASSURANCE                        91.65
INSURANCE & REINSURANCE   FRANCE          AXA RE FINANCE                           AXA RE                                      79.00
INSURANCE & REINSURANCE   FRANCE          COMPAGNIE GENERALE REASSURANCE           AXA RE                                      99.99
                                            MONTE-CARLO
INSURANCE & REINSURANCE   FRANCE          NATIO ASSURANCES                         AXA FRANCE IARD                             50.00
INSURANCE & REINSURANCE   FRANCE          NSM VIE                                  AXA FRANCE ASSURANCE                        39.93
INSURANCE & REINSURANCE   FRANCE          AXA COLLECTIVES                          AXA FRANCE ASSURANCE                        95.71
INSURANCE & REINSURANCE   FRANCE          AXA COLLECTIVES                          AXA FRANCE IARD                              3.69
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA COLLECTIVES                              0.02
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA FRANCE ASSURANCE                         0.10
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA ASSURANCES IARD                          4.90
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA                                         94.99
INSURANCE & REINSURANCE   FRANCE          DIRECT ASSURANCES IARD                   AXA FRANCE ASSURANCE                       100.00
INSURANCE & REINSURANCE   FRANCE          JURIDICA                                 AXA FRANCE ASSURANCE                        98.51
INSURANCE & REINSURANCE   FRANCE          SAINT GEORGES RE                         AXA                                        100.00
INSURANCE & REINSURANCE   FRANCE          AXA CESSIONS                             AXA RE                                     100.00
INSURANCE & REINSURANCE   FRANCE          SPS RE                                   AXA RE                                      69.95
INSURANCE & REINSURANCE   FRANCE          NSM VIE                                  AXA ASSURANCES IARD                          0.14
INSURANCE & REINSURANCE   FRANCE          AXA ASSISTANCE                           AXA                                        100.00
INSURANCE & REINSURANCE   GERMANY         AXA VERSICHERUNG AG                      AXA KONZERN AG                              74.41
INSURANCE & REINSURANCE   GERMANY         AXA VERSICHERUNG AG                      GRE CONTINENTAL EUROPE HOLDING GMBH         25.59
INSURANCE & REINSURANCE   GERMANY         AXA LEBEN                                AXA VERSICHERUNG AG                         52.19
INSURANCE & REINSURANCE   GERMANY         AXA LEBEN                                AXA KONZERN AG                              47.81
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               AXA KONZERN AG                              52.69
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               AXA LEBEN                                   35.32
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               DEUTSCHE AERZTEVERSICHERUNG                 11.41
INSURANCE & REINSURANCE   GERMANY         AXA NORDSTERN ART                        AXA KONZERN AG                             100.00
INSURANCE & REINSURANCE   GERMANY         DEUTSCHE AERZTEVERSICHERUNG AG           AXA KONZERN AG                              97.87
INSURANCE & REINSURANCE   GERMANY         PRO BAV PENSIONSKASSE                    AXA KONZERN AG                             100.00


                                  Page 1 de 3

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   GERMANY         ACS ASSURANCE ALLEMAGNE                  AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA UK HOLDING PLC                       AXA RE                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   PPP GROUP PLC                            GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   PPP HEALTHCARE PROFESSIONAL SERVICES     AXA INSURANCE UK                           100.00
                                            LIMITED
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA SUN LIFE PLC                         AXA UK PLC                                 100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ROYAL EXCHANGE ASSURANCE PLC             GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA INSURANCE UK DISCONTINUED BUSINESS   AXA INSURANCE UK                           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA REINSURANCE UK PLC - INSURANCE       AXA REINSURANCE UK PLC - REINSURANCE       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ACS ASSURANCES UK BRANCH - REINSURANCE   ACS ASSURANCE UK BRANCH - INSURANCE        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ACS ASSURANCE UK BRANCH - INSURANCE      AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA UK PLC                               AXA                                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA GLOBAL RISKS (U.K.) LIMITED          AXA RE                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ENGLISH & SCOTTISH                       AXA UK                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA REINSURANCE UK PLC - REINSURANCE     AXA UK HOLDING PLC                         100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA INSURANCE UK                         GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   HONG KONG       AXA GENERAL INSURANCE HK                 AXA                                        100.00
INSURANCE & REINSURANCE   HONG KONG       AXA INSURANCE HONG-KONG                  AXA INSURANCE INVESTMENT HOLDING            82.50
INSURANCE & REINSURANCE   HONG KONG       AXA INSURANCE HONG-KONG                  AXA                                         17.50
INSURANCE & REINSURANCE   HONG KONG       AXA CHINA REGION LIMITED                 NATIONAL MUTUAL INTERNATIONAL              100.00
INSURANCE & REINSURANCE   HUNGARY         AXA BIZTOSITO                            AXA KONZERN AG                             100.00
INSURANCE & REINSURANCE   IRELAND         GUARDIAN PMPA GROUP LIMITED              GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   ITALY           AXA INTERLIFE                            AXA ITALIA S.P.A                           100.00
INSURANCE & REINSURANCE   ITALY           UAP VITA                                 AXA ITALIA S.P.A                           100.00
INSURANCE & REINSURANCE   ITALY           AXA ASSICURAZIONI                        AXA ITALIA S.P.A                            98.12
INSURANCE & REINSURANCE   ITALY           AXA ASSICURAZIONI                        AXA COLLECTIVES                              1.88
INSURANCE & REINSURANCE   JAPAN           AXA GROUP LIFE JAPAN                     AXA INSURANCE HOLDING JAPAN                100.00
INSURANCE & REINSURANCE   JAPAN           AXA LIFE JAPAN                           AXA INSURANCE HOLDING JAPAN                100.00
INSURANCE & REINSURANCE   JAPAN           AXA NON LIFE INSURANCE CO LIMITED        AXA                                        100.00
INSURANCE & REINSURANCE   LUXEMBOURG      AXA ASSURANCE VIE LUXEMBOURG             AXA LUXEMBOURG SA                          100.00
INSURANCE & REINSURANCE   LUXEMBOURG      AXA ASSURANCES LUXEMBOURG                AXA LUXEMBOURG SA                          100.00
INSURANCE & REINSURANCE   LUXEMBOURG      FUTUR RE                                 AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   LUXEMBOURG      CREALUX                                  AXA HOLDINGS BELGIUM                       100.00
INSURANCE & REINSURANCE   MOROCCO         AXA ASSURANCE MAROC                      AXA ONA                                    100.00
INSURANCE & REINSURANCE   MOROCCO         EPARGNE CROISSANCE                       AXA ASSURANCE MAROC                         99.59
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA ASSURANCES VIE                          87.63
                                            VIDA SA
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA                                          7.46
                                            VIDA SA
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA ASSURANCES VIE                           5.37
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA                                         83.01
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA PORTUGAL SEGUROS VIDA                    2.15
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA CORPORATE SOLUTION ASSURANCE             9.07
INSURANCE & REINSURANCE   SINGAPORE       AXA LIFE SINGAPOUR                       NATIONAL MUTUAL INTERNATIONAL              100.00
INSURANCE & REINSURANCE   SINGAPORE       AXA INSURANCE SINGAPORE                  AXA INSURANCE INVESTMENT HOLDING            74.23
INSURANCE & REINSURANCE   SINGAPORE       AXA INSURANCE SINGAPORE                  AXA                                         25.77
INSURANCE & REINSURANCE   SINGAPORE       AXA CORPORATE SOLUTIONS ASIA PACIFIC     AXA RE                                     100.00
                                            PRIVATE LIMITED
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA DE SEGUROS Y             AXA AURORA                                  99.68
                                            REASEGUROS
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA SA                       AXA                                          1.45
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA SA                       AXA AURORA IBERICA                          98.51
INSURANCE & REINSURANCE   SPAIN           AYUDA LEGAL SA DE SEGUROS Y REASEGUROS   AXA AURORA IBERICA                          88.00
INSURANCE & REINSURANCE   SPAIN           AYUDA LEGAL SA DE SEGUROS Y REASEGUROS   AXA AURORA VIDA                             12.00


                                  Page 2 de 3

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   SPAIN           AXA AURORA IBERICA                       AXA AURORA                                  99.68
INSURANCE & REINSURANCE   SPAIN           HILO DIRECT SA DE SEGUROS Y REASEGUROS   AXA AURORA                                  50.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCE SUR LA VIE     AXA COMPAGNIE D'ASSURANCES                   5.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCE SUR LA VIE     AXA                                         95.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCES               AXA                                        100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA ZORG NV                              AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA SCHADE                               AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   THE NETHERLANDS UNIROBE GROEP                            AXA NEDERLAND BV                           100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA LEVEN NV                             AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   TURKEY          AXA OYAK SIGORTA                         AXA OYAK HOLDING AS                         70.91
INSURANCE & REINSURANCE   TURKEY          AXA OYAK HAYAT SIGORTA                   AXA OYAK HOLDING AS                        100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA AMERICA CORPORATE SOLUTIONS, INC     AXA RE                                     100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTION INSURANCE CO      AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA RE AMERICA INSURANCE COMPANY         AXA CORPORATE SOLUTIONS PROPERTY           100.00
                                                                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS PROPERTY         AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
                                            & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES   THE EQUITABLE LIFE ASSURANCE SOCIETY     AXA FINANCIAL INC.                         100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS LIFE             AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
                                            REINSURANCE COMPANY
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS REINSURANCE CY   AXA AMERICA CORPORATE SOLUTIONS, INC       100.00


                                  Page 3 de 3

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                         COUNTRY            CONSOLIDATED COMPANY             SHAREHOLDERS                          OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
HOLDINGS & MISC. BUSINESSES     AUSTRALIA           AXA ASIA PACIFIC HOLDINGS        AXA                                      42.65
                                                      LIMITED
HOLDINGS & MISC. BUSINESSES     AUSTRALIA           AXA ASIA PACIFIC HOLDINGS        AXA EQUITY & LAW ASSURANCE                9.01
                                                      LIMITED                          SOCIETY
HOLDINGS & MISC. BUSINESSES     AUSTRIA             AXA NORDSTERN HOLDING            AXA LEBENSVERSICHERUBG AG                10.05
HOLDINGS & MISC. BUSINESSES     AUSTRIA             AXA NORDSTERN HOLDING            AXA VERSICHERUNG AG                      89.95
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA                                      84.28
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA ASSURANCES IARD                       5.41
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             VINCI BV                                  4.07
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA CORPORATE SOLUTION                    6.21
                                                                                       ASSURANCE
HOLDINGS & MISC. BUSINESSES     FRANCE              JOUR FINANCE                     AXA ASSURANCES IARD                      39.53
HOLDINGS & MISC. BUSINESSES     FRANCE              JOUR FINANCE                     AXA ASSURANCES VIE                       60.47
HOLDINGS & MISC. BUSINESSES     FRANCE              SOCIETE BEAUJON                  AXA                                      99.77
HOLDINGS & MISC. BUSINESSES     FRANCE              MOFIPAR                          AXA                                      99.90
HOLDINGS & MISC. BUSINESSES     FRANCE              SOCIETE BEAUJON                  AXA ASSURANCES IARD                       0.22
HOLDINGS & MISC. BUSINESSES     FRANCE              COLISEE EXCELLENCE               AXA PARTICIPATION II                    100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA CHINA                        AXA                                      51.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA CHINA                        AXA CHINA REGION LIMITED                 49.00
HOLDINGS & MISC. BUSINESSES     FRANCE              FDR PARTICIPATIONS               FINAXA                                  100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA                                      99.78
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          ALLIANCE CAPITAL MANAGEMENT               0.01
                                                                                       LLP
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA KONZERN AG                            0.04
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          THE EQUITABLE LIFE ASSURANCE              0.02
                                                                                       SOCIETY
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          NATIONAL MUTUAL FINANCIAL                 0.01
                                                                                       SERVICES
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA UK PLC                                0.04
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA FRANCE ASSURANCE                      0.06
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA ROYALE BELGE NON VIE                  0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA ROYALE BELGE                          0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA LIFE JAPAN                            0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA RE                                    0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA INVESTMENT MANAGERS SA                0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA PARTICIPATION II             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA FRANCE ASSURANCE             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   VINCI BV                                 39.73
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   AXA                                      25.49
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   KOLNISCHE VERWALTUNGS                    25.63
HOLDINGS & MISC. BUSINESSES     GERMANY             GRE CONTINENTAL EUROPE           AXA KONZERN AG                          100.00
                                                      HOLDING GMBH
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            VINCI BV                                 67.72
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            AXA                                       8.83
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            AXA KONZERN AG                           23.02
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       GUARDIAN ROYAL EXCHANGE PLC      AXA UK PLC                              100.00
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA UK PLC                       AXA EQUITY & LAW PLC                     21.69
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA UK PLC                       AXA                                      78.31
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA EQUITY & LAW PLC             AXA                                      99.95
HOLDINGS & MISC. BUSINESSES     ITALY               AXA ITALIA S.P.A                 AXA                                      98.24
HOLDINGS & MISC. BUSINESSES     ITALY               AXA ITALIA S.P.A                 AXA ASSURANCES VIE                        1.76
HOLDINGS & MISC. BUSINESSES     JAPAN               AXA INSURANCE HOLDING JAPAN      AXA                                      96.42
HOLDINGS & MISC. BUSINESSES     LUXEMBOURG          AXA LUXEMBOURG SA                AXA HOLDINGS BELGIUM                    100.00
HOLDINGS & MISC. BUSINESSES     MOROCCO             AXA ONA                          AXA                                      51.00
HOLDINGS & MISC. BUSINESSES     SINGAPORE           AXA HOLDINGS PTE LTD             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     SPAIN               AXA AURORA                       AXA                                     100.00


                                  Page 1 de 2

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                         COUNTRY            CONSOLIDATED COMPANY             SHAREHOLDERS                          OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 ROYALE BELGE INVESTISSEMENT              14.10
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 AXA BELGIUM                              40.20
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 AXA HOLDINGS BELGIUM                     45.70
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     VINCI BV                         AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA VERZEKERINGEN                GELDERLAND                              100.00
HOLDINGS & MISC. BUSINESSES     TURKEY              AXA OYAK HOLDING AS              AXA                                      50.00
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               SOCIETE BEAUJON                           0.44
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA CORPORATE SOLUTIONS                   0.03
                                                                                       REINSURANCE CY
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA BELGIUM                               0.47
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA RE                                    2.95
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA                                      96.10


                                  Page 2 de 2

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
        LAST UPDATED: 9/30/03

                                                                                               State of       State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                           DE             NY      13-3623351
     Frontier Trust Company, FSB  (Note 7)                                                        ND             ND      45-0373941
     AXA Financial Services, LLC   (Note 2)                                                       DE             NY      52-2197822
        AXA Distribution Holding Corporation  (Note 2)                                            DE             NY      13-4078005
           AXA Advisors, LLC     (Note 5)                                                         DE             NY      13-4071393
           AXA Network, LLC     (Note 6)                                        Operating         DE             NY      06-1555494
              AXA Network of Alabama, LLC                                       Operating         AL             AL      06-1562392
              AXA Network of Connecticut, Maine and New York, LLC               Operating         DE             NY      13-4085852
              AXA Network Insurance Agency of Massachusetts, LLC                Operating         MA             MA      04-3491734
              AXA Network of Nevada, Inc.                                       Operating         NV             NV      13-3389068
              AXA Network of Puerto Rico, Inc.                                  Operating        P.R.           P.R.     66-0577477
              AXA Network Insurance Agency of of Texas, Inc.                    Operating         TX             TX      75-2529724
           Paramount Planners, LLC                                              Operating         DE             NY      06-1602479
        The Equitable Life Assurance Society of the United States  (Note 2)  *  Insurance         NY             NY      13-5570651
           The Equitable of Colorado, Inc. *                                    Insurance         CO             CO      13-3198083
           Equitable Deal Flow Fund, L.P.                                       Investment        DE             NY      13-3385076
              Equitable Managed Assets, L.P.                                    Investment        DE             NY      13-3385080
           Real Estate Partnership Equities (various)                           Investment        **                          -
           Equitable Holdings, LLC  (Notes 3 & 4)                                  HCO            NY             NY      22-2766036
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                                 HCO            DE             NY      13-2677213
           Wil-Gro, Inc                                                         Investment        PA             PA      23-2702404
           STCS, Inc.                                                           Investment        DE             NY      13-3761592
           Fox Run, Inc.                                                        Investment        MA             NY      23-2762596
           FTM Corp.                                                            Investment        MD             MD      13-3778225
           EVSA, Inc.                                                           Investment        DE             PA      23-2671508
           Equitable Rowes Wharf, Inc.                                          Investment        MA             MA      04-3272826
           Prime Property Funding II, Inc.                                      Operating         DE             NY      13-3961599
           Sarasota Prime Hotels, LLC                                           Investment        FL             GA      58-2330533
           ECLL, Inc.                                                           Investment        MI             GA      58-2377569

                                                                                              Parent's
                                                                               Number of      Percent of
                                                                                Shares        Ownership      Comments
                                                                                Owned        or Control     (e.g., Basis of Control)
                                                                                -----        ----------     ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
     Frontier Trust Company, FSB  (Note 7)                                          1,000       100.00%
     AXA Financial Services, LLC   (Note 2)                                             -       100.00%
        AXA Distribution Holding Corporation  (Note 2)                              1,000       100.00%
           AXA Advisors, LLC     (Note 5)                                               -       100.00%
           AXA Network, LLC     (Note 6)                                                -       100.00%
              AXA Network of Alabama, LLC                                               -       100.00%
              AXA Network of Connecticut, Maine and New York, LLC                       -       100.00%
              AXA Network Insurance Agency of Massachusetts, LLC                        -       100.00%
              AXA Network of Nevada, Inc.                                                       100.00%
              AXA Network of Puerto Rico, Inc.                                                  100.00%
              AXA Network Insurance Agency of of Texas, Inc.                        1,050       100.00%
           Paramount Planners, LLC                                                      -       100.00%
        The Equitable Life Assurance Society of the United States  (Note 2)  *  2,000,000       100.00%       NAIC # 62944
           The Equitable of Colorado, Inc. *                                    1,000,000       100.00%       NAIC # 62880
           Equitable Deal Flow Fund, L.P.                                               -             -       G.P & L.P.
              Equitable Managed Assets, L.P.                                            -             -       G.P.
           Real Estate Partnership Equities (various)                                   -             -       **
           Equitable Holdings, LLC  (Notes 3 & 4)                                       -       100.00%
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                              5,000,000       100.00%
           Wil-Gro, Inc                                                             1,000       100.00%
           STCS, Inc.                                                               1,000       100.00%
           Fox Run, Inc.                                                            1,000       100.00%
           FTM Corp.                                                                1,000       100.00%
           EVSA, Inc.                                                                  50       100.00%
           Equitable Rowes Wharf, Inc.                                              1,000       100.00%
           Prime Property Funding II, Inc.                                                      100.00%
           Sarasota Prime Hotels, LLC                                                   -       100.00%
           ECLL, Inc.                                                                           100.00%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04

*    Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

***  All subsidiaries are corporations, except as otherwise noted.


1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

     Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.

     Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.

     Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

     As of June 25, 2003, AXF and its subsidiaries owned 54.6% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

          AXF held directly 32,699,154 Alliance Capital Units (13.05%), Equitable Life directly owned 5,219,396 Alliance Capital Units (2.08%),
          ACMC, Inc. owned 66,220,822 Alliance Capital Units (26.42%), and ECMC, LLC owned 32,720,227 Alliance Capital Units (13.05%).

     Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

     In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.29% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04

Dissolved: -    On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
           -    100 Federal Street Funding Corporation was dissolved August 31,
                1998.
           -    100 Federal Street Realty Corporation was dissolved December 20,
                2001.
           -    CCMI Corp. was dissolved on October 7, 1999.
           -    ELAS Realty, Inc. was dissolved January 29, 2002.
           -    EML Associates, L.P. was dissolved March 27, 2001.
           -    EQ Services, Inc. was dissolved May 11, 2001.
           -    Equitable BJVS, Inc. was dissolved October 3, 1999.
           -    Equitable Capital Management Corp. became ECMC, LLC on November
                30, 1999.
           -    Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           -    Equitable JVS II, Inc. was dissolved December 4, 1996
           -    Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                dissolved on December 31, 2000.
           -    EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           -    EREIM Managers Corporation was dissolved March 27, 2001.
           -    EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           -    EVLICO, Inc. was dissolved in 1999.
           -    Franconom, Inc. was dissolved on December 4, 2000.
           -    GP/EQ Southwest, Inc. was dissolved October 21, 1997
           -    HVM Corp. was dissolved on Feb. 16, 1999.
           -    ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           -    Prime Property Funding, Inc. was dissolved in Feb. 1999.
           -    Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           -    Six-Pac G.P., Inc. was dissolved July 12,1999

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING A - Equitable Holdings, LLC

                                                                                               State of       State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                           Operating          DE             NY      13-3049038
              Equitable Casualty Insurance Company *                            Operating          VT             VT      06-1166226
              ECMC, LLC   (See Note 4 on Page 2)                                Operating          DE             NY      13-3266813
                 Equitable Capital Private Income & Equity
                 Partnership II, L.P.                                           Investment         DE             NY      13-3544879
              Alliance Capital Management Corporation (See Note 4 on Page 2)    Operating          DE             NY      13-3633538
                 See Attached Listing B
              Equitable JVS, Inc.                                               Investment         DE             GA      58-1812697
                 Astor Times Square Corp.                                       Investment         NY             NY      13-3593699
                 Astor/Broadway Acquisition Corp.                               Investment         NY             NY      13-3593692
                 PC Landmark, Inc.                                              Investment         TX             TX      75-2338215
                 EJSVS, Inc.                                                    Investment         DE             NJ      58-2169594
              AXA Distributors, LLC                                             Operating          DE             NY      52-2233674
                 AXA Distributors Insurance Agency of Alabama, LLC              Operating          DE             AL      52-2255113
                 AXA Distriburors Insurance Agency, LLC                         Operating          DE         CT, ME,NY   06-1579051
                 AXA Distributors Insurance Agency of Massachusetts, LLC        Operating          MA             MA      04-3567096
                 AXA Distributors Insurance Agency of Texas, Inc.               Operating          TX             TX      74-3006330
              J.M.R. Realty Services, Inc.                                      Operating          DE             NY      13-3813232
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)     Operating          DE             NJ      22-3492811


                                                                                         Parent's
                                                                             Number of   Percent of
                                                                              Shares     Ownership   Comments
                                                                              Owned     or Control  (e.g., Basis of Control)
                                                                              -----     ----------  ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                           500       100.00%
              Equitable Casualty Insurance Company *                          1,000       100.00%
              ECMC, LLC   (See Note 4 on Page 2)                                  -       100.00%
                 Equitable Capital Private Income & Equity                                          ECMC is G.P.
                 Partnership II, L.P.                                             -             -   ("Deal Flow Fund II")
              Alliance Capital Management Corporation (See Note 4 on Page 2)    100       100.00%
                 See Attached Listing B
              Equitable JVS, Inc.                                             1,000       100.00%
                 Astor Times Square Corp.                                       100       100.00%
                 Astor/Broadway Acquisition Corp.                               100       100.00%    G.P. of Astor Acquisition. L.P.
                 PC Landmark, Inc.                                            1,000       100.00%
                 EJSVS, Inc.                                                  1,000       100.00%
              AXA Distributors, LLC                                               -       100.00%
                 AXA Distributors Insurance Agency of Alabama, LLC                -       100.00%
                 AXA Distriburors Insurance Agency, LLC                           -       100.00%
                 AXA Distributors Insurance Agency of Massachusetts, LLC          -       100.00%
                 AXA Distributors Insurance Agency of Texas, Inc.             1,000       100.00%
              J.M.R. Realty Services, Inc.                                    1,000       100.00%
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)     100       100.00%




*    Affiliated Insurer

          Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.

          Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.

          Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.

          Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING B - Alliance Capital Management Corp.

                                                                                               State of      State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2) Operating        DE           NY
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)        Operating        DE           NY        13-3434400
                    Albion Alliance LLC                                          Operating        DE           NY        13-3903734
                    Cursitor Alliance LLC                                            HCO          DE           MA        22-3424339
                    Alliance Capital Management LLC                                  HCO          DE           NY
                       Sanford C. Bernstein & Co., LLC                           Operating        DE           NY
                    Alliance Capital Management Corp. of Delaware                    HCO          DE           NY        13-2778645
                       ACAM Trust Company Private Ltd.                           Operating      India        India            -
                       ACM Global Investor Services S.A.                         Operating       Lux.         Lux.            -
                          ACM New-Alliance (Luxembourg) S.A.                     Operating       Lux.         Lux.            -
                          ACM Fund Services (Espana) S.L.                        Operating      Spain        Spain            -
                       ACM International (France) SAS                            Operating      France       France           -
                       ACM Software Services Ltd.                                Operating        DE           NY        13-3910857
                       Alliance Barra Research Institute, Inc.                   Operating        DE           NY        13-3548918
                       Alliance Capital Asset Management (Japan) Ltd             Operating      Japan        Japan            -
                       Alliance Capital Australia Limited                        Operating      Aust.        Aust.            -
                          Far Eastern Alliance Asset Management                  Operating      Taiwan       Taiwan           -
                       Alliance Capital Global Derivatives Corp.                 Operating        DE           NY        13-3626546
                       Alliance Capital Latin America Ltd.                       Operating      Brazil       Brazil           -
                       Alliance Capital Limited                                  Operating       U.K.         U.K.            -
                          Alliance Capital Services Ltd.                         Operating       U.K.         U.K.            -
                             Dimensional Trust Management Ltd.                   Operating       U.K.         U.K.            -
                       Alliance Capital (Luxembourg) S.A.                        Operating       Lux.         Lux.            -
                       Alliance Capital Management (Asia) Ltd.                   Operating        DE       Singapore     13-3752293
                       Alliance Capital Management Australia Limited             Operating      Aust.        Aust.            -
                       Alliance Capital Management Canada, Inc.                  Operating        DE         Canada      13-3630460
                       Alliance Capital Management New Zealand Limited           Operating       N.Z.         N.Z.            -
                                                                                              Parent's
                                                                               Number of      Percent of
                                                                                Shares        Ownership    Comments
                                                                                Owned        or Control   (e.g., Basis of Control)
                                                                                -----        ----------   ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation                                                     owns 1% GP interest in
                                                                                                          Alliance Capital
                                                                                                          Management L.P. and
                                                                                                          100,000 GP units in
                                                                                                          Alliance Capital
                                                                                                          Management Holding L.P.
                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2)                     -
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                    Albion Alliance LLC                                                         37.60%    Equitable Life = 4.7%;
                                                                                                          3rd parties = 57.7%
                    Cursitor Alliance LLC                                                      100.00%
                    Alliance Capital Management LLC                                            100.00%
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    Alliance Capital Management Corp. of Delaware                    10        100.00%
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ACM Global Investor Services S.A.                                        99.00%    Alliance Capital
                                                                                                          Oceanic Corp. owns 1%

                          ACM New-Alliance (Luxembourg) S.A.                                     1.00%    New Alliance Asset
                                                                                                          Mngmnt (Asia) Ltd owns 99%
                          ACM Fund Services (Espana) S.L.                                      100.00%
                       ACM International (France) SAS                                          100.00%
                       ACM Software Services Ltd.                                              100.00%
                       Alliance Barra Research Institute, Inc.                    1,000        100.00%
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       Alliance Capital Australia Limited                                      100.00%
                          Far Eastern Alliance Asset Management                                 20.00%    3rd parties = 80%
                       Alliance Capital Global Derivatives Corp.                  1,000        100.00%
                       Alliance Capital Latin America Ltd.                                      99.00%    Alliance Capital Oceanic
                                                                                                          Corp. owns 1%
                       Alliance Capital Limited                                 250,000        100.00%
                          Alliance Capital Services Ltd.                          1,000        100.00%
                             Dimensional Trust Management Ltd.                   50,000        100.00%
                       Alliance Capital (Luxembourg) S.A.                         3,999         99.98%    Alliance Cap. Oceanic
                                                                                                          Corp. owns 0.025%
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       Alliance Capital Management Australia Limited                            50.00%    3rd parties = 50%
                       Alliance Capital Management Canada, Inc.                  18,750        100.00%
                       Alliance Capital Management New Zealand Limited                          50.00%    3rd parties = 50%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING B - Alliance Capital Management Corp.



                                                                                                  State of      State of
                                                                                   Type of      Incorp. or     Principal     Federal
                                                                                  Subsidiary     Domicile      Operation    Tax ID #
                                                                                  ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                Operating    So Africa   So Africa        -
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                            (Proprietary) Ltd.                                       Operating      Nambia      Nambia         -
                       Alliance Capital Management (Singapore) Ltd.                  Operating    Singapore   Singapore        -
                       Alliance Capital (Mauritius) Private Ltd.                     Operating    Mauritius   Mauritius        -
                          Alliance Capital Asset Management (India) Private Ltd      Operating      India       India          -
                       Alliance Capital Oceanic Corp.                                Operating        DE          NY      13-3441277
                       Alliance Corporate Finance Group Inc.                         Operating        DE          NY      52-1671668
                       Alliance Eastern Europe, Inc.                                 Operating        DE          NY      13-3802178
                       AllianceBernstein Investment Research and Management, Inc.,
                          (Alliance Fund Distributors, Inc.)                         Operating        DE          NY      13-3191825
                       Alliance Global Investor Services, Inc.                       Operating        DE          NJ      13-3211780
                       Alliance SBS-AGRO Capital Management Co.                      Operating      Russia      Russia         -
                       Hanwha Investment Trust Mgmt. Co., Ltd                        Operating     So Korea    So Korea        -
                       New Alliance Asset Management (Asia) Ltd                      Operating       H.K.        H.K.          -
                          Alliance Capital Taiwan Limited                            Operating      Taiwan      Taiwan         -
                          ACM New-Alliance (Luxembourg) S.A.                         Operating       Lux.        Lux.          -
                       Meiji - Alliance Capital Corp.                                Operating        DE          NY      13-3613617
                       Sanford C. Bernstein Ltd.                                     Operating       U.K.        U.K.          -
                          Sanford C. Bernstein (CREST Nominees) Ltd.                 Operating       U.K.        U.K.          -
                       Sanford C. Bernstein Proprietary Ltd.                         Operating      Aust.       Aust.          -
                       Whittingdale Holdings Ltd.                                    Operating       U.K.        U.K.          -
                          ACM Investments Ltd.                                       Operating       U.K.        U.K.          -
                          Alliance Asset Allocation Ltd.                             Operating       U.K.        U.K.          -
                          Alliance Capital Whittingdale Ltd.                         Operating       U.K.        U.K.          -
                          Alliance Cecogest S.A.                                     Operating      France      France         -
                          Cursitor Alliance Services Ltd.                            Operating       U.K.        U.K.          -
                          Cursitor Holdings Ltd.                                     Operating       U.K.        U.K.          -
                          Whittingdale Nominees Ltd.                                 Operating       U.K.        U.K.          -

                                                                                                Parent's
                                                                                 Number of      Percent of
                                                                                  Shares        Ownership   Comments
                                                                                   Owned        or Control  (e.g., Basis of Control)
                                                                                   -----        ----------  ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                              80.00%     3rd parties = 20%
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                            (Proprietary) Ltd.                                                    100.00%
                       Alliance Capital Management (Singapore) Ltd.                               100.00%
                       Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                          Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd parties = 25%
                       Alliance Capital Oceanic Corp.                              1,000          100.00%     inactive
                       Alliance Corporate Finance Group Inc.                       1,000          100.00%
                       Alliance Eastern Europe, Inc.                                              100.00%
                       AllianceBernstein Investment Research and Management, Inc.,
                          (Alliance Fund Distributors, Inc.                          100                1
                       Alliance Global Investor Services, Inc.                       100          100.00%     formerly, Alliance
                                                                                                              Fund Services, Inc.
                       Alliance SBS-AGRO Capital Management Co.                                    49.00%     3rd parties = 51%
                       Hanwha Investment Trust Mgmt. Co., Ltd                                      20.00%     3rd parties = 80%
                       New Alliance Asset Management (Asia) Ltd                                    50.00%     3rd parties = 50%
                          Alliance Capital Taiwan Limited                                          99.00%     Others owns 1%
                          ACM New-Alliance (Luxembourg) S.A.                                       99.00%     ACM Global Investor
                                                                                                              Svcs owns 1%
                       Meiji - Alliance Capital Corp.                             50,000           50.00%     Meiji Mutual Life
                                                                                                              owns 50%
                       Sanford C. Bernstein Ltd.                                                  100.00%
                          Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                       Sanford C. Bernstein Proprietary Ltd.                                      100.00%
                       Whittingdale Holdings Ltd.                                                 100.00%
                          ACM Investments Ltd.                                                    100.00%
                          Alliance Asset Allocation Ltd.                                          100.00%
                          Alliance Capital Whittingdale Ltd.                                      100.00%
                          Alliance Cecogest S.A.                                                  100.00%
                          Cursitor Alliance Services Ltd.                                         100.00%
                          Cursitor Holdings Ltd.                                                  100.00%
                          Whittingdale Nominees Ltd.                                              100.00%


Item 27.   Number of Contractowners
           ------------------------


          As of February 29, 2004, there were 631 owners of qualified and non-qualified RIA Contracts offered by the registrant.



Item 28. Indemnification

     (a) Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

          The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters
           ----------------------

           (a) AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), an affiliate of Equitable, is the principal underwriter for its Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account No. 49, Separate Account I, Separate Account FP, AXA Premier VIP Trust and EQ Advisors Trust. AXA Advisors's principal business address is 1290 Avenue of the Americas, NY, NY 10104.


           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

 Jerald E. Hampton                    Chairman of the Board, Co-President,
                                      Co-Chief Executive Officer
                                      and Director

 Robert S. Jones, Jr.                 Co-President, Co-Chief Executive Officer
                                      and Director

 Tom Wirtshafter                      Chief Operating Officer and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 Ned Dane                             Executive Vice President

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Peter D. Noris                       Executive Vice President

*James P. Bodovitz                    Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Janell Chan                          Senior Vice President

 James Goodwin                        Senior Vice President

 Paul Gallagher                       Senior Vice President

 Jeffrey Green                        Senior Vice President

 Kevin R. Byrne                       Senior Vice President and Treasurer

*Erik Mosholt                         Senior Vice President

*Jill Cooley                          Senior Vice President and Operations
                                      Officer

 David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

 Amy Franceschini                     First Vice  President

*Beth Andreozzi                       Vice President

 Peter Mastrantuono                   First Vice President

*Darren Gitlitz                       First Vice President

 Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

 Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance Officer

*Linda J. Galasso                     Vice President and Secretary

*Francesca Divone                     Assistant Secretary

 Michael Higgins                      Vice President

 Gary Gordon                          Vice President

 Gisela Jackson                       Vice President

 Frank Massa                          Vice President

 Jose Montengro                       Vice President

 Roger Pacheco                        Vice President

 Edna Russo                           Vice President

 Michael Ryniker                      Vice President

 James Woodley                        Vice President

 Frank Acierno                        Assistant Vice President


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.


Item 30.   Location of Accounts and Records
           --------------------------------

           The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by The Equitable Life Assurance Society of the United States, at: 135 West 50th Street New York, New York 10020; 1290 Avenue of the Americas, New York, New York 10104; and 200 Plaza Drive, Secaucus, New Jersey 07094.


Item 31.   Management Services
           -------------------

           Not applicable.


Item 32.   Undertakings
           ------------

           The Registrant hereby undertakes:

           (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

           (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                 (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

           (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                   SIGNATURES




          As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of The Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 27th day of April, 2004.




                             EQUITABLE LIFE ASSURANCE
                             SOCIETY OF THE UNITED STATES
                                       (Registrant)

                             By:  The Equitable Life Assurance
                                      Society of the United States

                             By:   /s/  Dodie Kent
                                   --------------------------------
                                   Dodie Kent
                                   Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 27th day of April, 2004.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Christopher M. Condron      Jean-Rene Fourtou             Christina Johnson
Henri de Castries           John C. Graves                Scott D. Miller
Claus-Michael Dill          Donald J. Greene              Joseph H. Moglia
Joseph L. Dionne            Mary R. (Nina) Henderson      Peter J. Tobin
                            James F. Higgins              Stanley B. Tulin






*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 27, 2004
                                       C-13

                                  EXHIBIT INDEX
                                  -------------


EXHIBIT NO.                                                   TAG VALUE
-----------                                                   ----------

9(f)       Opinion and Consent of Counsel                     EX-99.9f
10(a)      Consent of PricewaterhouseCoopers LLP.             EX-99.10a




                                      C-14